              As filed with the Securities and Exchange Commission
                               on October 16, 2001
                      Registration No. 333-89661; 811-09645

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]

                        Post-Effective Amendment No. 13                      [X]

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]

                                Amendment No. 14                             [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
          Robert M. Kurucza, Esq.              Carl Frischling, Esq.
          Marco E. Adelfio, Esq.               Kramer, Levin, Naftalis
          Morrison & Foerster LLP                  & Frankel
          2000 Pennsylvania Ave., N.W.         919 3rd Avenue
          Suite 5500                           New York, New York 10022
          Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

  [ ]  Immediately upon filing pursuant       [ ]  on July 19, 2000  pursuant
       to Rule 485(b), or                          to Rule 485(b), or

  [ ]  60 days after filing pursuant          [ ]  on (date) pursuant
       to Rule 485(a), or                          to Rule 485(a).

  [X]  75 days after filing pursuant to       [ ]  on (date) pursuant to
       paragraph (a)(2)*                           paragraph(a)(2) of Rule 485

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     The Registrant is filing this Post-Effective Amendment No. 13 to the Registration Statement of Nations Funds Trust (the "Trust") for the purpose of registering Nations Research Fund and the following shell funds:

                               Nations Value Fund
                           Nations Capital Growth Fund
                           Nations MidCap Growth Fund
                           Nations LargeCap Index Fund
                           Nations Managed Index Fund
                           Nations SmallCap Index Fund
                          Nations Strategic Growth Fund
                   Nations Short-Intermediate Government Fund
                          Nations Municipal Income Fund
                    Nations Short-Term Municipal Income Fund
                    Nations Intermediate Municipal Bond Fund
                         Nations Short-Term Income Fund
                          Nations Strategic Income Fund
                                Nations Bond Fund
                       Nations Florida Municipal Bond Fund
                Nations Florida Intermediate Municipal Bond Fund
                Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Intermediate Municipal Bond Fund
             Nations North Carolina Intermediate Municipal Bond Fund
             Nations South Carolina Intermediate Municipal Bond Fund
               Nations Tennessee Intermediate Municipal Bond Fund
                 Nations Texas Intermediate Municipal Bond Fund
                Nations Virginia Intermediate Municipal Bond Fund
                           Nations Small Company Fund
                              Nations Cash Reserves
                            Nations Treasury Reserves
                           Nations Municipal Reserves
                           Nations Government Reserves
                           Nations Tax-Exempt Reserves
                          Nations Money Market Reserves
                     Nations California Tax-Exempt Reserves
                       Nations Convertible Securities Fund
                     Nations California Municipal Bond Fund
                          Nations Emerging Markets Fund
                        Nations International Value Fund
                        Nations International Equity Fund
                         Nations Intermediate Bond Fund

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                             Prospectus
--------                                             ----------
  1.   Front and Back Cover Pages................... Front and Back Cover Pages

  2.   Risk/Return Summary: Investments, Risks
       and Performance.............................. About this Prospectus

  3.   Risk/Return Summary: Fee Tables.............. About the Funds; Financial Highlights

  4.   Investment Objectives, Principal
       Investment Strategies, and Related Risks..... About the Funds; Other Important
                                                     Information

  5.   Management's Discussion of Fund Performance.. About the Funds

  6.   Management, Organization, and Capital
       Structure.................................... What's Inside; About the Funds;
                                                     How the Funds Are Managed;
                                                     About your Investment

  7.   Shareholder Information...................... About the Funds; About your Investment

  8.   Distribution Arrangements.................... Information for Investors

  9.   Financial Highlights Information............. Financial Highlights; About the Funds



Part B
Item No.
--------

10.    Cover Page and Table of Contents............. Cover Page and Table of Contents

11.    Fund History................................. Introduction

12.    Description of the Fund and Its Investments
       and Risks.................................... Additional Information on Portfolio
                                                     Investments


13.    Management of the Funds...................... Trustees And Officers; Investment
                                                     Advisory, Administration, Custody
                                                     Transfer Agency, Shareholder
                                                     Servicing and Distribution Agreements
14.    Control Persons and Principal
       Holders of Securities........................ Not Applicable

15.    Investment Advisory and Other Services....... Investment Advisory, Administration,
                                                     Custody, Transfer Agency, Shareholder
                                                     Servicing And Distribution Agreements

16.    Brokerage Allocation and Other Practices..... Portfolio Transactions and
                                                     Brokerage--General Brokerage Policy

17.    Capital Stock and Other Securities........... Description Of Shares;
                                                     Investment Advisory, Administration,
                                                     Custody, Transfer Custody, Transfer
                                                     Agency, Shareholder Servicing And
                                                     Distribution Agreements

18.    Purchase, Redemption and Pricing of Shares... Net Asset Value -- Purchases And
                                                     Redemptions; Distributor

19.    Taxation of the Fund......................... Additional Information Concerning Taxes

20.    Underwriters................................. Investment Advisory, Administration
                                                     Custody, Transfer Agency Shareholder
                                                     Servicing And Distribution Agreements;
                                                     Distributor

21.    Calculation of Performance Data.............. Additional Information on Performance

22.    Financial Statements......................... Independent Accountant and Reports


Part C
Item No.                                             Other Information
-------                                              -----------------
                                                     Information required to be included in
                                                     Part C is set forth under the appropriate
                                                     Item, so numbered, in Part C of this
                                                     Document

[Graphic]

Nations Research
Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Prospectus -- Primary A Shares

[ ], 2001

[LOGO] Nations Funds

An overview of the Fund

--------------------------------------------------------------------------------


[Graphic]
   Terms used in this prospectus

   In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

   [Graphic]

    You'll find Terms used in
    this prospectus on page 17.

   Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

   Affiliates of Bank of America are paid for the services they provide to the Fund.



This booklet, which is called a prospectus, tells you about Nations Research Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Fund
Nations Research Fund invests primarily in equity securities of U.S. companies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

Is this Fund right for you?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Research Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

For more information
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
    Banc of America Advisors, LLC

    Banc of America Advisors, LLC (BA Advisors) is the investment adviser to the Fund. BA Advisors is responsible for the overall management and supervision of the investment management of the Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for the Fund.

   [Graphic]

     You'll find more about
     BA Advisors and  BACAP starting on page 10.



[Graphic]

        About the Fund


Nations Research Fund                            4
Sub-adviser: BACAP
----------------------------------------------------
Other important information                      8
----------------------------------------------------
How the Fund is managed                         10

[Graphic]
        About your investment

Information for investors
  Buying, selling and exchanging shares         12
  Distributions and taxes                       15
---------------------------------------------------
Terms used in this prospectus                   17
---------------------------------------------------
Where to find more information          back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's equity research analysts make the day-to-day investment decisions for the Fund.


   [Graphic]
     You'll find more about BACAP on page 11.

[Graphic]

     The integration of fundamental and quantitative research approaches provide complementary insight into a company's capacity for sustaining long-term growth and the potential for better than expected near-term performance.



Nations Research Fund

[Graphic]
     Investment objective
     The Fund seeks capital appreciation.

[Graphic]
     Principal investment strategies
     The Fund invests in securities that are the top recommendations of BACAP's equity research analysts. BACAP's research process seeks to identify mid-and large capitalization U.S. companies believed to have the greatest potential for capital appreciation. The Fund normally invests at least 80% of its assets in equity securities of U.S. companies and will typically hold between 65 and 95 securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The stock selection process integrates fundamental and quantitative analysis. Starting with a universe of companies with market capitalizations of at least $1 billion, the analysts perform primary research, talking to company management at senior and other levels, suppliers, distributors, customers and competitors in order to form a comprehensive picture of the company within the context of its industry.

Quantitative analysis, which considers growth, momentum and valuation factors, is then overlaid by the analysts in order to determine stock weightings. Quantitative analysis is also used to create risk control parameters.

A security may be sold when its price reaches the target set by the analysts, when the company's growth prospects are deteriorating, when the analysts believe other investments are more attractive, or for other reasons.

   [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]
     Risks and other things to consider
     Nations Research Fund has the following risks:

      .Investment strategy risk - The analysts choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
    There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

          Shareholder fees                                    Primary A
          (Fees paid directly from your investment)            Shares
           Maximum sales charge (load) imposed on purchases      none
           Maximum deferred sales charge (load)                  none

          Annual Fund operating expenses
          (Expenses that are deducted from the Fund's assets)
           Management fees                                      0.65%
           Other expenses/1/                                    0.86%
                                                                -----
           Total annual Fund operating expenses/2/              1.51%
                                                                =====

     /1/Other expenses are based on estimates for the current fiscal year. /2/The Fund's investment adviser has agreed to voluntarily limit total annual Fund operating expenses to 1.00%. There is no guarantee that this limitation will continue. This limitation is not reflected in the table above. The investment adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such reimbursements do not cause the Fund's expenses to exceed this expense level.

[Graphic]
    This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 year 3 years
                        Primary A Shares  $154   $477

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

   This Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The analysts can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Research Fund is expected to be no more than 150%.

[Graphic]
    Banc of America Advisors, LLC

    One Bank of America Plaza
    Charlotte, North Carolina
    28255



[Graphic]

       How the Fund is managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                      Maximum
                      advisory
                        fee
Nations Research Fund  0.65%

Investment sub-advisers
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and Nations Funds have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or a Fund will inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
    Banc of America
    Capital Management, LLC

    One Bank of America Plaza
    Charlotte, North Carolina
    28255



[Graphic]
    Stephens Inc.

    111 Center Street
    Little Rock, Arkansas 72201

    The financial institution or intermediary that buys shares for you is also referred to as a selling or servicing agent. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

[Graphic]
    PFPC Inc.

    400 Bellevue Parkway
    Wilmington, Delaware 19809



Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations Research Fund. BACAP's equity research analysts make the day-to-day investment decisions for the Fund.

Other service providers
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------

[Graphic]
    When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]

       Buying, selling and exchanging shares

This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

  .Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

   .Bank of America and certain of its affiliates

   .certain other financial institutions and intermediaries, including financial planners and investment advisers

   .institutional investors

   .charitable foundations

   .endowments

   .other Funds in the Nations Funds Family

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
    A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

    The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


[Graphic]
    The net asset value per share is the price of a share calculated by the Fund every business day.


How shares are priced
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in the Fund
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

       .You buy Primary A Shares at net asset value per share.

       .If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

       .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

       .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

       .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
    You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.



[Graphic]
     Selling shares

     Here are some general rules for selling shares:

       .We normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order.

       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

       .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

       .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

       .We can delay payment of the sale proceeds for up to seven days.

       .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

       .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

       .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

       .under certain other circumstances allowed under the 1940 Act

[Graphic]
     Exchanging shares

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You can exchange Primary A Shares of the Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
    The power of compounding

    Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

    Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]

        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain, at least once a year. The Fund declares and pays distributions of net investment income quarterly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

[Graphic]
    This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.


    [Graphic]
     For more information about taxes, please see the SAI.



How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
    This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1/ - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1/ - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1/ - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1/ - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1/ - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file number:
        Nations Funds Trust, 811-09645

        RESCRHPROPA



[Graphic]
      Where to find more information

You'll find more information about Nations Research Fund in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]
     Statement of Additional Information
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







                                                     [LOGO] Nations Funds

                                    [Graphic]

     Nations Research
     Fund




  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


  Not FDIC Insured
   May Lose Value
  No Bank Guarantee





     Prospectus --  Investor A, B and C Shares

     [    ], 2001


[LOGO] Nations Funds

An overview of the Fund

--------------------------------------------------------------------------------

                                    [Graphic]
    Terms used in this prospectus

    In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

                                        [Graphic]


     You'll find Terms used in
     this prospectus on page 33.

    Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

    Affiliates of Bank of America are paid for the services they provide to the Fund.


This booklet, which is called a prospectus, tells you about Nations Research Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Fund
Nations Research Fund invests primarily in equity securities of U.S. companies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. There's always the risk that you'll lose money or you may not earn as much as you expect.

Is this Fund right for you?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Research Fund may be suitable for you if:

  .you have longer-term investment goals

  .it's part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

For more information
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------

                                    [Graphic]
    Banc of America Advisors, LLC

    Banc of America Advisors, LLC (BA Advisors) is the investment adviser to the Fund. BA Advisors is responsible for the overall management and supervision of the investment management of the Fund. BA Advisors and Nations Funds have engaged a sub-adviser --Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for the Fund.

                                        [Graphic]


     You'll find more about BACAP Advisors and  BACAP starting on page 10.



        About the Fund              [Graphic]

Nations Research Fund        4
Sub-adviser: BACAP
--------------------------------
Other important information  8
--------------------------------
How the Fund is managed     10

        About your investment       [Graphic]

Information for investors
  Choosing a share class                                    13
    About Investor A Shares                                 14
      Front-end sales charge                                14
      Contingent deferred sales charge                      15
    About Investor B Shares                                 15
      Contingent deferred sales charge                      15
    About Investor C Shares                                 17
      Contingent deferred sales charge                      17
    When you might not have to pay a sales charge           18
  Buying, selling and exchanging shares                     21
    How orders are processed                                23
  How selling and servicing agents are paid                 29
  Distributions and taxes                                   31
Terms used in this prospectus                               33
---------------------------------------------------------------
Where to find more information                      back cover

                                    [Graphic]
    About the sub-adviser

    BACAP is this Fund's sub-adviser. BACAP's equity research analysts make the day-to-day investment decisions for the Fund.

                                        [Graphic]



     You'll find more about
     BACAP on page 11.

                                    [Graphic]
    The integration of fundamental and quantitative research approaches provide complementary insight into a company's capacity for sustaining long-term growth and the potential for better than expected near-term performance.



Nations Research Fund

                                    [Graphic]

     Investment objective
     The Fund seeks capital appreciation.

                                    [Graphic]

     Principal investment strategies
     The Fund invests in securities that are the top recommendations of BACAP's equity research analysts. BACAP's research process seeks to identify mid-and large capitalization U.S. companies believed to have the greatest potential for capital appreciation. The Fund normally invests at least 80% of its assets in equity securities of U.S. companies and will typically hold between 65 and 95 securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The stock selection process integrates fundamental and quantitative analysis. Starting with a universe of companies with market capitalizations of at least $1 billion, the analysts perform primary research, talking to company management at senior and other levels, suppliers, distributors, customers and competitors in order to form a comprehensive picture of the company within the context of its industry.

Quantitative analysis, which considers growth, momentum and valuation factors, is then overlaid by the analysts in order to determine stock weightings. Quantitative analysis is also used to create risk control parameters.

A security may be sold when its price reaches the target set by the analysts, when the company's growth prospects are deteriorating, when the analysts believe other investments are more attractive, or for other reasons.

                                                     [Graphic]


     You'll find more about
     other risks of investing in this Fund in Other important information and in the SAI.




                                    [Graphic]
     Risks and other things to consider
     Nations Research Fund has the following risks:

      .Investment strategy risk - The analysts choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

                                    [Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

                                    [Graphic]
    There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



                                    [Graphic]

     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load)
   imposed on purchases,
   as a % of offering price                     5.75%      none       none
   Maximum deferred sales charge (load)
   as a % of the lower of the original
   purchase price or net asset value          none/1/     5.00%/2/   1.00%/3/

   Annual Fund operating expenses
   (Expenses that are deducted from the Fund's assets)
   Management fees                              0.65%     0.65%      0.65%
   Distribution (12b-1) and shareholder
   servicing fees                               0.25%     1.00%      1.00%
   Other expenses/4/                            0.86%     0.86%      0.86%
                                              -------     -----      -----
   Total annual Fund operating expenses/5/      1.76%     2.51%      2.51%
                                              =======     =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /4/Other expenses are based on estimates for the current fiscal year.

     /5/The Fund's investment adviser has agreed to voluntarily limit total annual Fund operating expenses to 1.25% for the Investor A Shares and 2.00% for the Investor B and Investor C Shares. There is no guarantee that these limitations will continue. These limitations are not reflected in the table above. The investment adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such reimbursements do not cause the Fund's expenses to exceed these expense levels.

                                    [Graphic]
    This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year 3 years
                        Investor A Shares   $       $
                        Investor B Shares   $       $
                        Investor C Shares   $       $

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                          1 year 3 years
                        Investor B Shares   $       $
                        Investor C Shares   $       $

                                    [Graphic]

      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

   This Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The analysts can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Research Fund is expected to be no more than 150%.

                                    [Graphic]
    Banc of America Advisors, LLC

    One Bank of America Plaza
    Charlotte, North Carolina 28255



                                    [Graphic]

        How the Fund is managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                        Maximum
                      advisory fee
Nations Research Fund    0.65%

                                    [Graphic]
    Banc of America
    Capital Management, LLC

    One Bank of America Plaza Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholder's best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations Research Fund. BACAP's equity research analysts make the day-to-day investment decisions for the Fund.

                                    [Graphic]
    Stephens Inc.

    111 Center Street
    Little Rock, Arkansas 72201

                                    [Graphic]
    PFPC Inc.

    400 Bellevue Parkway Wilmington, Delaware 19809



Other service providers
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


                                    [Graphic]
    We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

                                        [Graphic]



     For more information
     about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.

                                        [Graphic]



     Before you invest, please
     note that over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.



                                    [Graphic]

      Choosing a share class

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                    Investor A     Investor B        Investor C
                      Shares         Shares            Shares
Maximum amount       no limit       $250,000          no limit
you can buy
Maximum front-end     5.75%           none              none
sales charge
Maximum deferred     none/1/        5.00%/2/          1.00%/3/
sales charge
Maximum annual        0.25%           0.75%             0.75%
distribution       distribution   distribution      distribution
and shareholder      (12b-1)/    (12b-1) fee and   (12b-1) fee and
servicing fees     service fee  0.25% service fee 0.25% service fee
Conversion feature     none            yes              none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details.

/2/This charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details.

/3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

                                    [Graphic]
    The offering price per share is the net asset value per share plus any sales charge that applies.

    The net asset value per share is the price of a share calculated by the Fund every business day.



Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]


     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                         Amount
                                                   retained by selling
                     Sales charge   Sales charge         agents
                    as a % of the   as a % of the     as a % of the
                    offering price net asset value   offering price
Amount you bought     per share       per share         per share
$0 - $49,999            5.75%           6.10%            5.00%
$50,000 - $ 99,999      4.50%           4.71%            3.75%
$100,000 - $249,999     3.50%           3.63%            2.75%
$250,000 - $499,999     2.50%           2.56%            2.00%
$500,000 - $999,999     2.00%           2.04%            1.75%
$1,000,000 or more      0.00%           0.00%           1.00%/1/

     /1/1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

                                    [Graphic]


     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following
year:                                          You'll pay a CDSC of:
---------------------------------------------------------------------------------------------
                                                                          Shares
                                                                            you
                                                                          bought     Shares
                          Shares                                        on or after   you
                        you bought      shares you bought between        1/1/1996    bought
                          after          8/1/1997 and 11/15/1998        and before   before
                        11/15/1998      in the following amounts:        8/1/1997   1/1/1996
                        ---------- ------------------------------------ ----------- --------
                                                  $250,000 - $500,000 -
                                   $0 -  $249,999  $499,999   $999,999
  the first year you
  own them                 5.0%         5.0%         3.0%       2.0%       none       5.0%
  the second year
  you own them             4.0%         4.0%         2.0%       1.0%       none       4.0%
  the third year you
  own them                 3.0%         3.0%         1.0%       none       none       3.0%
  the fourth year
  you own them             3.0%         3.0%         none       none       none       2.0%
  the fifth year you
  own them                 2.0%         2.0%         none       none       none       2.0%
  the sixth year you
  own them                 1.0%         1.0%         none       none       none       1.0%
  after six years of
  owning them              none         none         none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $249,000                       nine years
    $250,000 - $499,999                  six years
    $500,000 -- $999,999                five years
  before August 1, 1997                 nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on those shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

                                    [Graphic]

     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

                                    [Graphic]
    Please contact your investment professional for more information about reductions and waivers of sales charges.

    You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

    We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.




     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions, acting as fiduciaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Fund within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Fund

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

    Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

                                    [Graphic]
    When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



                                    [Graphic]

       Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                      Ways to
                   buy, sell or        How much you can buy,
                     exchange            sell or exchange                        Other things to know
                  --------------- ------------------------------- --------------------------------------------------
Buying shares     In a lump sum   minimum initial investment      There is no limit to the amount you can invest in
                                  . $1,000 for regular account    Investor A and C Shares. You can invest up to
                                  . $500 for traditional and      $250,000 in Investor B Shares.
                                    Roth IRA accounts
                                  . $250 for certain fee-based
                                    accounts
                                  . no minimum for certain
                                    retirement plan accounts
                                    like 401(k) plans and SEP
                                    accounts, but other
                                    restrictions apply
                                  minimum additional
                                  investment:
                                  . $100 for all accounts
                  Using our       minimum initial investment:     You can buy shares twice a month, monthly or
                  Systematic      . $100                          quarterly, using automatic transfers from your
                  Investment Plan minimum additional              bank account.
                                  investment:
                                  . $50
---------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum   . you can sell up to $50,000    We'll deduct any CDSC from the amount you're
                                    of your shares by             selling and send you or your selling agent the
                                    telephone, otherwise there    balance, usually within three business days of
                                    are no limits to the amount   receiving your order.
                                    you can sell
                                  . other restrictions may apply  If you paid for your shares with a check that
                                    to withdrawals from           wasn't certified, we'll hold the sale proceeds
                                    retirement plan accounts      when you sell those shares for at least 15 days
                                                                  after the trade date of the purchase, or until the
                                                                  check has cleared.
                  Using our       .minimum $25 per withdrawal     Your account balance must be at least $10,000
                  Automatic                                       to set up the plan. You can make withdrawals
                  Withdrawal                                      twice a month, monthly, quarterly, bi-annually or
                  Plan                                            annually. We'll send your money by check or
                                                                  deposit it directly to your bank account. No CDSC
                                                                  is deducted if you withdraw 12% or less of the
                                                                  value of your shares in a class.
---------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per            You can exchange your Investor A Shares for
                                    exchange                      Investor A shares of any other Nations Fund,
                                                                  except Index Funds. You won't pay a front-end
                                                                  sales charge, CDSC or redemption fee on the
                                                                  shares you're exchanging.
                                                                  You can exchange your Investor B Shares for:
                                                                  . Investor B Shares of any other Nations Fund,
                                                                    except Nations Money Market Funds
                                                                  . Investor B Shares of Nations Reserves Money
                                                                    Market Funds
                                                                  You can exchange your Investor C Shares for:
                                                                  . Investor C Shares of any other Nations Fund,
                                                                    except Nations Money Market Funds
                                                                  . Investor C Shares of Nations Reserves Money
                                                                    Market Funds
                                                                  If you received Investor C Shares of a Fund from
                                                                  an exchange of Investor A Shares of a Managed
                                                                  Index Fund, you can also exchange these shares
                                                                  for Investor A Shares of an Index Fund.
                                                                  You won't pay a CDSC on the shares you're
                                                                  exchanging.
                  Using our       . minimum $25 per exchange      You must already have an investment in the
                  Automatic                                       Funds into which you want to exchange.
                  Exchange                                        You can make exchanges monthly or
                  Feature                                         quarterly.

                                    [Graphic]
    A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

    The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in the Fund
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

                                    [Graphic]
    The offering price per share is the net asset value per share plus any sales charge that applies.

    The net asset value per share is the price of a share calculated by the Fund every business day.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

   .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

   .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

   .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

   .Telephone orders may be difficult to complete during periods of significant economic or market change.


                                    [Graphic]

     Buying shares

     Here are some general rules for buying shares:

        .You buy Investor A Shares at the offering price per share. You buy
         Investor B and Investor C Shares at net asset value per share.

        .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        .$500 for traditional and Roth individual retirement accounts (IRAs)

        .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        .$100 using our Systematic Investment Plan

                 [Graphic]


     For more information
     about telephone
     orders, see How
     orders are processed.



        .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
         IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

       Minimum additional investment
       You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.

   .You can choose to have us transfer your money on or about the 15th or the last day of the month.

   .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

                                    [Graphic]

     Selling shares

     Here are some general rules for selling shares:

        .We'll deduct any CDSC from the amount you're selling and send you the balance.

        .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        .We can delay payment of the sale proceeds for up to seven days.

        .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

        .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        .under certain other circumstances allowed under the 1940 Act

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .Your account balance must be at least $10,000 to set up the plan.

   .If you set up the plan after you've opened your account, your signature must be guaranteed.

   .You can choose to have us transfer your money on or about the 10th or 25th of the month.

   .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

   .We'll send you a check or deposit the money directly to your bank account.

   .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

                                    [Graphic]
    You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


                                    [Graphic]

     Exchanging shares

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

        .You must exchange at least $1,000, or $25 if you use our Automatic
         Exchange Feature.

        .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        .You may only make exchanges into a Fund that is legally sold in your state of residence.

        .You generally may only make an exchange into a Fund that is accepting investments.

        .We may limit the number of exchanges you can make within a specified period of time.

        .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund except Index Funds.

     Here are some rules for exchanging Investor A Shares:

        .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

        .You won't pay a CDSC, if applicable, on the shares you're exchanging.
         Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

        .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund from an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

   .Send your request to PFPC in writing or call 1.800.321.7854.
   .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.
   .You must already have an investment in the Fund you want to exchange. .You can choose to have us transfer your money on or about the 1st or the
    15th day of the month.
   .The rules for making exchanges apply to automatic exchanges.

                                    [Graphic]
    The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

    The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

    Your selling agent may charge other fees for services provided to your account.



                                    [Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

   .up to 1.00% of the offering price per share of Investor A Shares

   .up to 1.00% of the net asset value per share of Investor B Shares

   .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

                                    [Graphic]
    The power of compounding

    Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

    Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


                                    [Graphic]

      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. The Fund distributes net investment income quarterly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

                                    [Graphic]
    This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

                                        [Graphic]


     For more information about taxes, please see the SAI.


If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

                                    [Graphic]
    This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


                                    [Graphic]

        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1/ - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1/ - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1/ - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1/ - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1/ - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file number:
        Nations Funds Trust, 811-09645

        RESRCHPROIX



[Graphic]
       Where to find more information

You'll find more information about Nations Research Fund in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

                                    [Graphic]

     Statement of Additional Information
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                                                          [LOGO]

                                    [Graphic]

PRELIMINARY PROSPECTUS DATED [ __ ], 2001
SUBJECT TO COMPLETION


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


Stock Funds
Nations Convertible Securities Fund
Nations Value Fund
Nations Strategic Growth Fund
Nations Capital Growth Fund
Nations MidCap Growth Fund
Nations Small Company Fund

International Stock Funds
Nations International Value Fund
Nations International Equity Fund
Nations Emerging Markets Fund

Index Funds
Nations LargeCap Index Fund
Nations SmallCap Index Fund
Nations Managed Index Fund

Government & Corporate Bond Funds
Nations Short-Term Income Fund
Nations Short-Intermediate Government Fund
Nations Intermediate Bond Fund
Nations Bond Fund
Nations Strategic Income Fund

Municipal Bond Funds
Nations Short-Term Municipal Income Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



Prospectus
Primary A Shares
December 26, 2001

NATIONS FUNDS

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used
      in this prospectus on page 119.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.



This booklet, which is called a prospectus, tells you about Nations Funds Stock, International Stock, Index, Government & Corporate Bond and Municipal Bond Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Funds
Each type of Fund has a different investment focus:

  .Stock Funds invest primarily in equity securities of U.S. companies. Within the Stock Funds category is Nations Asset Allocation Fund. This Fund invests in a mix of equity and fixed income securities, as well as money market instruments.

  .International Stock Funds invest primarily in equity securities of companies outside the U.S.

  .Index Funds focus on long-term growth. Except for Nations Managed Index
   Fund, they all seek to match the industry and risk characteristics of a specific stock market index, like the S&P 500, by investing primarily in the equity securities that are included in the index. While maintaining the characteristics of the index, Nations Managed Index Fund varies the number, type and weighting of its holdings from those of the index to try to provide higher returns.

  .Government & Corporate Bond Funds focus on the potential to earn income by investing primarily in fixed income securities.

  .Municipal Bond Funds focus on the potential to earn income that is generally free from federal income tax by investing primarily in municipal securities.

The Funds also have different risk/return characteristics because they invest in different kinds of securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

Fixed income securities and municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities and municipal securities.

In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock, International and Index Funds all focus on long-term growth. They may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

The Government & Corporate Bond and Municipal Bond Funds focus on the potential to earn income. They may be suitable for you if:

  .you're looking for income

  .you have longer-term investment goals

The Municipal Bond Funds may be suitable if you also want to reduce taxes on your investment income.

The Government & Corporate Bond and Municipal Bond Funds may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 7.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds

     [Graphic]
      You'll find more about
      BA Advisors and the
      sub-advisers
      starting on page 91.



[Graphic]
        About the Funds

        Nations Convertible Secu  rities Fund                         6
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Value Fund                                            9
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Strategic Growth Fund                                12
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Capital Growth Fund                                  15
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations MidCap Growth Fund                                   18
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Small Company Fund                                   21
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations International Value Fund                             24
        Sub-adviser: Brandes Investment Partners, L.P.
        -----------------------------------------------------------------
        Nations International Equity Fund                            27
        Sub-advisers: Gartmore Global Partners, INVESCO Global Asset
        Management (N.A.), Inc. and Putnam Investment Management LLC
        -----------------------------------------------------------------
        Nations Emerging Markets Fund                                30
        Sub-adviser: Gartmore Global Partners
        -----------------------------------------------------------------
        Nations LargeCap Index Fund                                  33
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations SmallCap Index Fund                                  36
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Managed Index Fund                                   39
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Short-Term Income Fund                               42
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Short-Intermediate Government Fund                   46
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Intermediate Bond Fund                               49
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------
        Nations Bond Fund                                            53
        Sub-adviser: Banc of America Capital Management, LLC
        -----------------------------------------------------------------

            Nations Strategic Income Fund                        57
            Sub-adviser: Banc of America Capital Management, LLC
            ---------------------------------------------------------
            Nations Short-Term Municipal Income Fund             61
            Sub-adviser: Banc of America Capital Management, LLC
            ---------------------------------------------------------
            Nations Intermediate Municipal Bond Fund             65
            Sub-adviser: Banc of America Capital Management, LLC
            ---------------------------------------------------------
            Nations Municipal Income Fund                        69
            Sub-adviser: Banc of America Capital Management, LLC
            ---------------------------------------------------------
            Other important information                          73
            ---------------------------------------------------------
            How the Funds are managed                            75

      About your investment
[Graphic]

Information for investors
  Buying, selling and exchanging shares           83
  Distributions and taxes                         86
-----------------------------------------------------
Terms used in this prospectus                     90
-----------------------------------------------------
Where to find more information            back cover

[Graphic]
     About the sub-adviser

     Banc of America Capital Management, LLC (BACAP) is this Fund's sub-adviser. BACAP's Income Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     What are convertible securities?

     Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the "underlying" common stock.

     Convertible securities typically:

         .have higher income potential than the underlying common stock

         .are affected less by changes in the stock market than the underlying common stock

         .have the potential to increase in value if the value of the underlying common stock increases


Nations Convertible Securities Fund

[Graphic]
     Investment objective
     The Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in convertible securities mostly issued by U.S. issuers. The Fund may invest up to 15% of its assets in Eurodollar convertible securities.

Most convertible securities are not investment grade. The team generally chooses convertible securities that are rated at least "B" by a nationally recognized statistical rating organization (NRSRO). The team may choose unrated securities if it believes they are of comparable quality at the time of investment.

The Fund may invest directly in equity securities. The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team looks for opportunities to participate in the growth potential of the underlying common stocks, while earning income that is generally higher than the income these stocks earn.

When identifying individual investments, the team evaluates a number of factors, including:

  .the issuer's financial strength and revenue outlook

  .earnings trends, including changes in earnings estimates

  .the security's conversion feature and other characteristics

The team tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The team also may convert securities to common shares when it believes it's appropriate to do so.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other Important Information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Convertible Securities Fund has the following risks:

      .Investment strategy risk - The team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses                                       0.35%
                                                      -----
                                                      1.00%
 Total annual Fund operating expenses                 =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $102   $318    $552    $1,225

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Value Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     What is value investing?

     Value investing means looking for ''undervalued'' companies -- quality companies that may be currently out of favor and selling at a reduced price, but that have good potential to increase in value.

     The team uses fundamental and quantitative analysis to help decide whether the current stock price of a company may be lower than the company's true value, and then looks for things that could trigger a rise in price, like a new product line, new pricing or a change in management. This trigger is often called a ''catalyst.''


Nations Value Fund

[Graphic]
     Investment objective
     The Fund seeks growth of capital by investing in companies that are believed to be undervalued.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses fundamental and quantitative analysis to identify stocks of companies that it believes are undervalued and have the potential for price appreciation, looking at, among other things:

  .mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  .various measures of relative valuation, including expected cash flow return
   (based upon the company's expected earnings and dividends), price-to-earnings ratio, price-to-current book value ratio, dividend yield, and enterprise value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio. The team believes that companies with lower relative valuations are generally more likely to provide better opportunities for capital appreciation

  .the stock's estimated intrinsic valuation per share, relative to its current stock price

  .a potential "catalyst" for improved stock valuation and stock price appreciation. This could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Value Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses                                       0.29%
                                                      -----
                                                      0.94%
 Total annual Fund operating expenses                 =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $96    $300    $520    $1,155

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and BACAP is its sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     Minimizing taxes

     The Master Portfolio's proactive tax management strategy may help reduce capital gains distributions. The tax management strategy seeks to limit portfolio turnover, offset capital gains with capital losses and sell securities that have the lowest tax burden on shareholders.


Nations Strategic Growth Fund

[Graphic]
     Investment objective
     The Fund seeks long-term, after-tax returns by investing in a diversified portfolio of common stocks.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations Strategic Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in common stocks of companies that it selects from most major industry sectors. The Master Portfolio normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, the team:

  .will focus on long-term investments to try to limit the number of buy and sell transactions

  .will try to sell securities that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

  .invests primarily in securities with lower dividend yields

  .may use options, instead of selling securities

While the Master Portfolio tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when it believes that the profitability of the company's industry is beginning to decline, there is a meaningful deterioration in the company's competitive position, the company's management fails to execute its business strategy, when the manager considers the security's price to be overvalued, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Strategic Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Convertible securities risk - The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Master Portfolio may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Master Portfolio's ability to meet its objective.

      .Technology and technology-related risk - The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses                                       0.29%
                                                      -----
 Total annual Fund operating expenses                 0.94%
                                                      =====

 /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $96    $300    $520    $1,155

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     What is a growth fund?

     Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These are typically companies that are developing or applying new technologies, products or services in growing industry sectors.


Nations Capital Growth Fund

[Graphic]
     Investment objective
     The Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of companies that have one or more of the following characteristics:

      .above-average earnings growth compared with the S&P 500

      .established operating histories, strong balance sheets and favorable financial performance

      .above-average return on equity compared with the S&P 500

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Capital Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses                                       0.29%
                                                      -----
                                                      0.94%
 Total annual Fund operating expenses                 =====

 /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $96    $300    $520    $1,155

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser.
     BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
       You'll find more about
       BACAP on page 94.

[Graphic]
     What is a midcap growth fund?

     A midcap growth fund invests in medium-sized companies whose earnings are expected to grow or to continue growing. These companies may be expanding in existing markets, entering into new markets, developing new products or increasing their profit margins by gaining market share or streamlining their operations.

     These companies can have better potential for rapid earnings than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback in sales than larger, more established companies.


Nations MidCap Growth Fund

[Graphic]
     Investment objective
     The Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies chosen from a universe of medium capitalization companies. The Fund generally holds securities of between 60 and 100 issuers, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P MidCap 400 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

    [Graphic]
     You'll find more about
     other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations MidCap Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
 Management fees                                      0.65%
 Other expenses                                       0.33%
                                                      -----
                                                      0.98%
 Total annual Fund operating expenses                 =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $100   $312    $542    $1,201

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's SmallCap Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
       You'll find more about
       BACAP on page 94.

[Graphic]
     Why invest in a small company fund?

     A small company fund invests in smaller companies with promising products or that are operating in a dynamic field. These companies can have stronger potential for rapid earnings growth than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback than larger, more established companies.

     The team looks for companies whose earnings are growing quickly, and whose share prices are reasonably valued.


Nations Small Company Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies with a market capitalization of $2 billion or less. The Fund usually holds 75 to 130 equity securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  .company meetings/conferences

  .independent industry analysis

  .quantitative analysis

  .Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  .gaining an in-depth understanding of the company's business

  .evaluating the company's growth potential, risks and competitive strengths

  .discussing its growth strategy with company management

  .validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Small Company Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Small company risk - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

 [Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

 [Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      0.90%
          Other expenses                                       0.30%
                                                               -----
          Total annual Fund operating expenses                 1.20%
          Fee waivers and/or reimbursements                   (0.05)%
                                                              -------
                                                               1.15%
          Total net expenses/2/                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary A Shares  $117   $376    $655    $1,450

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and Brandes is its sub-adviser. Brandes' Large Cap Investment Committee makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      Brandes on page 95.

[Graphic]
     What is the Graham and Dodd
     approach to investing?

     Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

     The management team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.



Nations International Value Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Master Portfolio typically invests in at least three countries other than the United States at any one time.

The Master Portfolio primarily invests in equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Master Portfolio. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, and for other reasons.

[Graphic]
     Limits on investments

     To help manage risk, the Fund has certain limits on its investments. These limits apply at the time an investment is made:

       .The Fund will normally invest no more than 5% of its assets in a single security.

       .It may not invest more than the greater of:
        .20% of its assets in a single country or industry, or .150% of the weighting of a single country or industry in the MSCI EAFE
         Index (limited to less than 25% of its assets in a single industry, other than U.S. government securities).

       .It generally may not invest more than 20% of its assets in emerging markets or developing countries.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations International Value Fund has the following risks:

      .Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      .Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     For information about the performance of other international accounts managed by Brandes, see How the Funds are managed.
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                                       Primary A
        (Fees paid directly from your investment)               Shares
          Maximum sales charge (load) imposed on purchases       none
          Maximum deferred sales charge (load)                   none
        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)/2/
          Management fees                                        0.90%
          Other expenses                                         0.33%
                                                                 -----
          Total annual Fund operating expenses                   1.23%
                                                                 =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $125   $390    $676    $1,489

[Graphic]
     About the sub-advisers

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser. The Master Portfolio is a "multi-manager" fund, which means that it's managed by more than one sub-adviser. Gartmore Global Partners (Gartmore), INVESCO Global Asset Management (N.A.), Inc. (INVESCO) and Putnam Investment Management LLC (Putnam) each manage approximately one-third of the assets of the Master Portfolio. Gartmore's Global Equities Portfolio Construction Team, INVESCO's International Equity Portfolio Management Team and Putnam's Core International Equity Group make the day-to-day investment decisions for their portions of the Master Portfolio.

     [Graphic]
      You'll find more about
      Gartmore and INVESCO
      on page 97, and Putnam
      on page 98.

[Graphic]
     Why invest in an
     international stock fund?

     International stock funds invest in a diversified portfolio of companies located in markets throughout the world. These companies can offer investment opportunities that are not available in the United States. Investing internationally also involves special risks not associated with investing in the U.S. stock market.


Nations International Equity Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations International Equity Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in established companies located in at least three countries other than the United States. The investment managers select countries, including emerging market or developing countries, and companies they believe have the potential for growth.

The Master Portfolio primarily invests in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The Master Portfolio may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Master Portfolio is a "multi-manager" fund. It has three different investment managers. Each is responsible for managing approximately one-third of the Master Portfolio's assets. The managers all have different, but complementary, investment styles:

  .Gartmore combines "top-down" allocation among regions around the world with a stock selection process that focuses on investing in securities when growth is likely to be higher, or sustained longer, than other investors expect.

  .INVESCO uses a "bottom-up" approach, and favors well-established companies with above average financial strength and sustainable growth.

  .Putnam is a "core manager," focusing on stable, long-term investments, rather than growth or value stocks. It combines "bottom-up" stock selection with "top-down" country allocation.

The multi-manager strategy is based on the belief that having more than one manager may result in better performance and more stable returns over time.

A manager may sell a security when its price reaches the target set by the manager, when the company's growth prospects are deteriorating, when the manager believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations International Equity Fund has the following risks:

      .Investment strategy risk - The managers choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall. There is also a risk that the Fund's multi-manager strategy may not result in better performance or more stable returns.

      .Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Master Portfolio may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                       Primary A
(Fees paid directly from your investment)               Shares
  Maximum sales charge (load) imposed on purchases       none
  Maximum deferred sales charge (load)                   none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)/2/
  Management fees                                        0.80%
  Other expenses                                         0.35%
                                                         -----
                                                         1.15%
  Total annual Fund operating expenses                   =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $117   $365    $633    $1,398

[Graphic]
     About the sub-adviser

     Gartmore is this Fund's sub-adviser. Christopher Palmer, CFA, a senior investment manager on the Gartmore Emerging Markets Team, makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      Gartmore on page 97.

[Graphic]
     What's an emerging market?

     This Fund considers a country to be an emerging market if:

         .the International Finance Corporation has defined it as an emerging market,

         .it has a low-to-middle income economy according to the World Bank, or

         .it's listed as developing in World Bank publications.

     There are over 25 countries that currently qualify as emerging markets, including Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.



Nations Emerging Markets Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East and India.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies in emerging markets or developing countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time.

The Fund normally invests in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The portfolio manager looks for emerging markets that are believed to have the potential for strong economic growth, and tries to avoid emerging markets that might be politically or economically risky.

The portfolio manager starts with approximately 800 companies in the most promising markets, and:

  .uses fundamental research to select stocks, looking at earnings growth, financial resources, marketability, and other factors

  .visits companies to confirm the corporate and industry factors that led to a stock's selection as a potential investment

  .regularly reviews the Fund's investments to determine whether companies are meeting expected return targets and whether their fundamental financial health has changed

The portfolio manager may sell a security when its price reaches the target set by the portfolio manager, when there is a deterioration in the growth prospects of the company or its industry, when the portfolio manager believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Emerging Markets Fund has the following risks:

      .Investment strategy risk - The portfolio manager invests in securities of companies in emerging markets, which have high growth potential, but can be more volatile than securities in more developed markets. There is a risk that the value of these investments will not rise as high as the portfolio manager expects, or will fall.

      .Foreign investment risk - Because the Fund invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       This Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      1.00%
          Other expenses                                       0.82%
                                                               -----
                                                               1.82%
          Total annual Fund operating expenses                 =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary A Shares  $185   $573    $985    $2,137

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     What is an index fund?

     Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.

     Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund increases or decreases in exact proportion to changes in the index.


Nations LargeCap Index Fund

[Graphic]
     Investment objective
     The Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Different common stocks have different weightings in the S&P 500, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P 500, the team will try to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P 500. The Fund may buy shares of Bank of America Corporation, which is currently included in the S&P 500, subject to certain restrictions.

The Fund tries to achieve a correlation of 0.95 with the S&P 500 on an annual basis (before fees and expenses). The Fund's ability to track the S&P 500 is affected by transaction costs and other expenses, changes in the composition of the S&P 500, changes in the number of shares issued by the companies represented in the S&P 500, and by the timing and amount of shareholder purchases and redemptions, among other things.

Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The team tries to minimize these costs for the Fund by using program trades and crossing networks.

The team may sell a stock when its percentage weighting in the index is reduced, when the stock is removed from the index, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations LargeCap Index Fund has the following risks:

      .Investment strategy risk - This Fund tries to match (before fees and expenses) the returns of the S&P 500, and is not actively managed. There is no assurance that the returns of the Fund will match the returns of the S&P 500. The value of the Fund will rise and fall with the performance of the S&P 500.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Other expenses                                      0. 28%
                                                     ------
 Total annual Fund operating expenses                 0.68%
 Fee waivers and/or reimbursements                   (0.33)%
                                                     -------
                                                      0.35%
 Total net expenses/2/                               =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year 3 years 5 years 10 years
Primary A Shares                         $36    $184    $346     $815

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     What is an index fund?

     Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.

     Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund increases or decreases in exact proportion to changes in the index.



Nations SmallCap Index Fund

[Graphic]
     Investment objective
     The Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600).

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged market capitalization index consisting of 600 common stocks that capture the economic and industry characteristics of small company stock performance. It is not available for investment.

The Fund may buy stock index futures and other financial futures as substitutes for the underlying securities in the S&P SmallCap 600.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Different common stocks have different weightings in the S&P SmallCap 600, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P SmallCap 600, the team will try to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P SmallCap 600, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P SmallCap 600.

The Fund tries to achieve a correlation of at least 0.95 with the S&P SmallCap 600 on an annual basis (before fees and expenses). The Fund's ability to track the S&P SmallCap 600 is affected by transaction costs and other expenses, changes in the composition of the S&P SmallCap 600, changes in the number of shares issued by the companies represented in the S&P SmallCap 600, and by the timing and amount of shareholder purchases and redemptions, among other things.

Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The team tries to minimize these costs for the Fund by using program trades and crossing networks.

The team may sell a stock when its percentage weighting in the index is reduced, when the stock is removed from the index, and for other reasons.

   [Graphic]
    You'll find more about
    other risks of investing in
    this Fund in Other important information and in the SAI.

[Graphic]
     Prior to May 12, 2000, the Fund had a different investment objective and principal investment strategies.



[Graphic]

     Risks and other things to consider
     Nations SmallCap Index Fund has the following risks:

      .Investment strategy risk - This Fund tries to match (before fees and expenses) the returns of the S&P SmallCap 600, and is not actively managed. There is no assurance that the returns of the Fund will match the returns of the S&P SmallCap 600. The value of the Fund will rise and fall with the performance of the S&P SmallCap 600.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Small company risk - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Futures risk - This Fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      0.40%
          Other expenses                                       0.39%
                                                              -----
          Total annual Fund operating expenses                 0.79%
          Fee waivers and/or reimbursements                   (0.39)%
                                                              -------
                                                                0.40%
          Total net expenses/2/                               =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary A Shares  $41    $213    $400     $942

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.



[Graphic]
     What is a managed index fund?

     A managed index fund is designed to deliver the industry and risk characteristics of its benchmark with the benefits of relatively low costs and active investment management.

     With a managed index fund, the team may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of the S&P 500.

     There is no assurance that active management will result in a higher return than the index.


Nations Managed Index Fund

[Graphic]
     Investment objective
     The Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 or its components. The S&P 500 is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index, and may hold securities that are not in the index.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the S&P 500 and/or reducing portfolio volatility relative to the S&P 500.

In addition, the team believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.

The team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.


The team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  .may offset capital gains by selling securities to realize a capital loss.
   This may reduce capital gains distributions

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Managed Index Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for higher total returns than the S&P 500. There is a risk that the returns of these investments will not exceed those of the S&P 500, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
         Maximum sales charge (load) imposed on purchases      none
         Maximum deferred sales charge (load)                  none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
         Management fees                                       0.40%
         Other expenses                                        0.29%
                                                              -----
         Total annual Fund operating expenses                  0.69%
         Fee waivers and/or reimbursements                    (0.19)%
                                                              -------

                                                               0.50%
         Total net expenses/2/                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $51    $202    $365     $841

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     Corporate fixed-income securities?

     This Fund focuses on fixed income securities issued by corporations. Corporate fixed income securities have the potential to pay higher income than U.S. Treasury securities with similar maturities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.



Nations Short-Term Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with minimal fluctuations of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its total assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

The Fund may invest in:

  .corporate debt securities, including bonds, notes and debentures

  .mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations

  .asset-backed securities

  .U.S. government obligations

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be three years or less, and its duration will be three years or less.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities; asset-backed securities and corporate securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing
      in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Short-Term Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Asset-backed securities risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.30%
Other expenses                                                0.31%
                                                             -----
Total annual Fund operating expenses                          0.61%
Fee waivers and/or reimbursements                            (0.10)%
                                                             -------
                                                              0.51%
Total net expenses/2/                                        =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year 3 years 5 years 10 years
Primary A Shares                         $52    $185    $330     $753

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     U.S. government securities

     This Fund invests most of its assets in securities that are U.S. government issued or guaranteed. This means the Fund is generally not subject to credit risk, but it could earn less income than funds that invest in other kinds of fixed income securities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Short-Intermediate Government Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with modest fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund invests most of its assets in U.S. government obligations and repurchase agreements relating to these obligations. It may invest in mortgage-related securities issued or backed by the U.S. government, its agencies or instrumentalities, or corporations.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be five years or less, and its duration will be four years or less.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Intermediate Government Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests may not be investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.30%
Other expenses                                                0.29%
                                                              -----

                                                              0.59%
Total annual Fund operating expenses                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year 3 years 5 years 10 years
Primary A Shares                         $60    $189    $329     $738

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and BACAP is its sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     Intermediate-term securities

     The team focuses on fixed income securities with intermediate terms. While these securities generally won't earn much income as securities with longer terms, they tend to be sensitive to changes in interest rates.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Intermediate Bond Fund


[Graphic]
     Investment objective
     The Fund seeks to obtain interest income and capital appreciation.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations Intermediate Bond Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in intermediate and longer-term fixed income securities that are rated investment grade. The Master Portfolio can invest up to 35% of its assets in mortgage-backed securities, including collateralized mortgage obligations
(CMOs), that are backed by the U.S government, its agencies or instrumentalities, or corporations.

The Master Portfolio can invest up to 10% of its assets in high yield debt securities.

The Master Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Master Portfolio may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Master Portfolio may invest in private placements to seek to enhance its yield.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Master Portfolio's average dollar-weighted maturity will be between three and six years. Its duration generally will be the same as the Lehman Intermediate Government/Corporate Bond Index.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets among U.S. corporate securities and mortgage-backed securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Master
   Portfolio's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Master Portfolio's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

   [Graphic]
     You'll find more about
     other risks of investing
     in this Fund in Other
     important information
     and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Intermediate Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses for the Master Portfolio will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Master Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Master Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Master Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Master Portfolio may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from the Master Portfolio or Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                       Primary A
(Fees paid directly from your investment)               Shares
  Maximum sales charge (load) imposed on purchases       none
  Maximum deferred sales charge (load)                   none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)/2/
  Management fees                                        0.40%
  Other expenses                                         0.41%
                                                         -----

                                                         0.81%
  Total annual Fund operating expenses/3/                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

     /3/The Fund's Investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the level shown above until July 31, 2002. There is no guarantee that this limitation will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
Primary A Shares                    $83    $259    $450    $1,002

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.


[Graphic]
     More investment opportunities

     This Fund can invest in a wide range of fixed income securities. This allows the team to focus on securities that offer the potential for higher returns.


Nations Bond Fund

[Graphic]
     Investment objective
     The Fund seeks total return by investing in investment grade fixed income securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

The Fund may invest in:

  .corporate debt securities, including bonds, notes and debentures

  .U.S. government obligations

  .foreign debt securities denominated in U.S. dollars

  .mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations

  .asset-backed securities

  .municipal securities

The Fund may invest up to 10% of its total assets in high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be 10 years or less and will never be more than 15 years.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities; and corporate securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Fund may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from Nations Bond Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholders fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Other expenses                                       0.27%
                                                      -----

                                                      0.67%
 Total annual Fund operating expenses                 =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $68    $214    $373     $835

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     Multi-sector approach

     The Fund follows a multi-sector approach in order to pursue high income while seeking to control volatility. To try to accomplish this, the Fund is diversified broadly in three sectors of the market -- U.S. government, foreign and lower-rated corporate bonds. This diversification is thought to be critical in managing the exchange-rate uncertainties of foreign bonds and the special credit risks of lower-rated bonds.


Nations Strategic Income Fund

[Graphic]
     Investment objective
     The Fund seeks total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

[Graphic]

     Principal  investment strategies
     The Fund normally invests at least 65% of its assets in investment grade debt securities.

The Fund may invest in:

  .corporate debt securities

  .U.S. government obligations

  .foreign debt securities denominated in U.S. dollars or foreign currencies

  .mortgage-related securities issued by governments and non-government issuers

  .asset-backed securities

The Fund may invest up to 35% of its assets in lower-quality fixed income securities ("junk bonds" or "high yield bonds") rated "Ba" or "B" or better by Moody's Investors Services, Inc. (Moody's) or "BB" or "B" by Standard & Poor's Corporation (S&P). The team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund may also invest in other registered investment companies.

The Fund will limit its investments in foreign securities to one-third of its total assets. The Fund may engage in forward foreign currency contracts, reverse repurchase agreements and forward purchase agreements to seek to protect against movements in the value of foreign currencies in which its foreign securities may be denominated.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements primarily used to seek to enhance returns and manage liquidity. These investments will generally be short-term in nature. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may also invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than five years.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations and U.S.
   corporate securities, including high yield corporate bonds. The allocation is structured to provide the potential for the best return, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Strategic Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests may not be investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Foreign investment risk - Because the Fund may invest up to one-third of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. The Fund's use of forward foreign currency contracts to seek to protect against movements in the value of foreign currencies may not eliminate the risk that the Fund will be adversely affected by changes in foreign currencies. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Asset-backed securities risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Fund may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from Nations Strategic Income Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                                                 Primary A
   (Fees paid directly from your investment)                         Shares
   Maximum sales charge (load) imposed on purchases                   none
   Maximum deferred sales charge (load)                               none

   Annual Fund operating expenses/1/
   (Expenses that are deducted from the Fund's assets)
   Management fees                                                    0.50%
   Other expenses                                                     0.33%
                                                                     -----
   Total annual Fund operating expenses                               0.83%
   Fee waivers and/or reimbursements                                 (0.10)%
                                                                     -------

                                                                      0.73%
   Total net expenses/2/                                             =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                            1 year 3 years 5 years 10 years
    Primary A Shares                         $75    $255    $451    $1,016

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     Lowest risk, lowest
     income potential

     This Fund has the lowest risk of the Nations Funds Municipal Bond Funds because it has a duration of less than three years. Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.

     This means the Fund's value tends to change less when interest rates change, but it could also earn less income than funds with longer durations.


Nations Short-Term Municipal Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be less than three years, and its duration will be between 1.25 and 2.75 years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Term Municipal Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees - shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual enses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                                 Primary A
(Fees paid directly from your investment)                         Shares
Maximum sales charge (load) imposed on purchases                   none
Maximum deferred sales charge (load)                               none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                                    0.30%
Other expenses                                                     0.36%
                                                                 -----
Total annual Fund operating expenses                               0.66%
Fee waivers and/or reimbursements                                 (0.26)%
                                                                 -------

                                                                   0.40%
Total net expenses/2/                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                             1 year 3 years 5 years 10 years
Primary A Shares                              $41    $185    $342     $798

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 94.

[Graphic]
     Moderate risk, moderate
     income potential

     This Fund has relatively moderate risk compared with the other Nations Funds Municipal Bond Funds because it has a duration of between three and six years. Duration is a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates.

     The Fund's value will tend to change more when interest rates change than the value of Nations Short-Term Municipal Income Fund, but it could also earn more income.

     Its value will change less when interest rates change than the value of Nations Municipal Income Fund, but it could also earn less income.


Nations Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

   [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

 .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.40%
Other expenses                                                0.28%
                                                             -----
Total annual Fund operating expenses                          0.68%
Fee waivers and/or reimbursements                            (0.18)%
                                                             -------

                                                              0.50%
Total net expenses/2/                                        =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year 3 years 5 years 10 years
Primary A Shares                         $51    $199    $361     $830

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
     You'll find more about
     BACAP on page 94.

[Graphic]
     Highest risk, highest
     income potential

     This Fund has the relatively highest risk of the Nations Funds Municipal Bond Funds because it has a duration of more than six years. Duration is a measure used to estimate how much a fund's portfolio will fluctuate in response to a change in interest rates.

     This means the Fund's value tends to change more when interest rates change, but it could also earn more income than the two Funds with shorter durations.


Nations Municipal Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Municipal Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.50%
Other expenses                                                0.29%
                                                             -----
Total annual Fund operating expenses                          0.79%
Fee waivers and/or reimbursements                            (0.19)%
                                                             -------
                                                              0.60%
Total net expenses/2/                                        =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year 3 years 5 years 10 years
Primary A Shares                         $61    $233    $420     $960

[Graphic]

      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 7. The following are some other risks and information you should consider before you invest:

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      .Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      .Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pay BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                                           Maximum
                                           advisory
                                             fee
Nations Convertible Securities Fund         0.65%
Nations Value Fund                          0.65%
Nations Strategic Growth Fund/1/            0.65%
Nations Capital Growth Fund                 0.65%
Nations Small Company Fund                  0.90%
Nations International Value Fund/1/         0.90%
Nations International Equity Fund/1/        0.80%
Nations Emerging Markets Fund               1.00%
Nations LargeCap Index Fund                 0.40%
Nations MidCap Index Fund                   0.40%
Nations SmallCap Index Fund                 0.40%
Nations Managed Index Fund                  0.40%
Nations Short-Term Income Fund              0.30%
Nations Short-Intermediate Government Fund  0.30%
Nations Intermediate Bond Fund/1/           0.40%
Nations Bond Fund                           0.40%
Nations Strategic Income Fund               0.50%
Nations Short-Term Municipal Income Fund    0.30%
Nations Intermediate Municipal Bond Fund    0.40%
Nations Municipal Income Fund               0.50%

/1/These funds don't have their own investment adviser because they invest in Nations Strategic Growth Master Portfolio, Nations International Value Master Portfolio, Nations International Equity Master Portfolio and Nations Intermediate Bond Master Portfolio, respectively. BA Advisors is the investment adviser to each Master Portfolio.

Investment sub-advisers
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255



Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                       BACAP Team
Nations Convertible Securities Fund        Income Strategies Team
Nations Value Fund                         Value Strategies Team
Nations Strategic Growth Fund/1/           Growth Strategies Team
Nations Capital Growth Fund                Growth Strategies Team
Nations MidCap Growth Fund                 Growth Strategies Team
Nations Small Company Fund                 SmallCap Strategies Team
Nations LargeCap Index Fund                Quantitative Strategies Team
Nations SmallCap Index Fund                Quantitative Strategies Team
Nations Managed Index Fund                 Quantitative Strategies Team
Nations Short-Term Income Fund             Fixed Income Management Team
Nations Short-Intermediate Government Fund Fixed Income Management Team
Nations Intermediate Bond Fund/1/          Fixed Income Management Team
Nations Bond Fund                          Fixed Income Management Team
Nations Strategic Income Fund              Fixed Income Management Team
Nations Short-Term Municipal Income Fund   Municipal Fixed Income Management Team
Nations Intermediate Municipal Bond Fund   Municipal Fixed Income Management Team
Nations Municipal Income Fund              Municipal Fixed Income Management Team

/1/Nations Strategic Growth Fund and Nations Intermediate Bond Fund don't have their own investment sub-adviser because they invest in Nations Strategic Growth Master Portfolio and Nations Intermediate Bond Master Portfolio, respectively. BACAP is the investment sub-adviser to the Master Portfolios.

[Graphic]
     Brandes Investment
     Partners, L.P.

     11988 El Camino Real
     Suite 500
     San Diego, California 92130


Brandes Investment Partners, L.P.
Founded in 1974, Brandes is an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes is the investment sub-adviser to Nations International Value Master Portfolio. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio.

Performance of other international stock funds and accounts managed by Brandes Nations International Value Master Portfolio (including its predecessors) has been in operation since December 27, 1995. The tables below are designed to show you how composites of similar equity accounts managed by Brandes performed over various periods in the past.

The fund and the accounts comprising the Brandes composite's investment objective, policies and strategies are substantially similar to Nations International Value Master Portfolio.

The table below shows the returns for the Brandes composite compared with the MSCI EAFE Index for the periods ending December 31, 2000. The returns of the Brandes composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

Average annual total returns as of December 31, 2000

                                                     Brandes    MSCI EAFE
                                                  Composite (%) Index (%)
one year                                               2.80%
three years                                           22.03%        9.35%
five years                                            20.47%        7.13%
ten years                                             19.38%        6.42%

Annual total returns as of December 31

                                                     Brandes    MSCI EAFE
                                                  Composite (%) Index (%)
2000                                                   2.80%     (14.17)%
1999                                                  53.67%      26.96%
1998                                                  15.03%      20.33%
1997                                                  20.05%       1.78%
1996                                                  16.34%       6.05%
1995                                                  13.75%      11.21%
1994                                                  (2.98)%      7.78%
1993                                                  40.86%      32.56%
1992                                                   6.28%     (12.17)%
1991                                                  40.17%      12.13%

This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The Brandes composite includes Brandes International Equity Fund (since 1995) and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

[Graphic]
     Gartmore Global Partners

     Gartmore House
     8 Fenchurch Place
     London EC3M 4PH, England


[Graphic]
     INVESCO Global Asset
     Management (N.A.), Inc.

     1360 Peachtree Street, N.E.
     Atlanta, Georgia 30309


Gartmore Global Partners
Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $991 million in assets.

Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company.

Gartmore generally follows a growth philosophy, which is reflected in its active management of market allocation and stock selection.

Gartmore is co-investment sub-adviser to:

  .Nations International Equity Master Portfolio

Gartmore is the investment sub-adviser to:

  .Nations Emerging Markets Fund

Gartmore's Global Equities Portfolio Construction Team is responsible for the day-to-day investment decisions for its portion of the Master Portfolio.

Christopher Palmer has been responsible since August 1999 for investments in developing countries, and has been the principal portfolio manager of Nations Emerging Markets Fund since that time. He joined Gartmore in 1995 and is a senior investment manager on the Gartmore Emerging Markets Team. Before he joined Gartmore, Mr. Palmer worked for Unifund, S.A., a private investment bank, in its Mexico City and Hong Kong offices, and managed global derivatives, credit and counterparty credit risk as vice president in the Institutional Credit Department of Bear Stearns & Co. He graduated from Colgate University in 1986 with a BA Honors degree in History and completed an MBA in Finance at New York University in 1988. Mr. Palmer was awarded the CFA designation by the Association of Investment Management and Research in 1993.

INVESCO Global Asset Management (N.A.), Inc.
INVESCO Global is a division of AMVESCAP PLC, a publicly traded UK financial holding company located in London.

INVESCO Global is one of the three investment sub-advisers to Nations International Equity Master Portfolio. INVESCO's International Equity Portfolio Management Team is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio.

[Graphic]
     Putnam Investment
     Management LLC

     One Post Office Square
     Boston, Massachusetts 02109

[Graphic]
     Stephens Inc.

     111 Center Street Little Rock, Arkansas 72201

     The financial institution or intermediary that buys shares for you is also referred to as a selling or servicing agent. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809


Putnam Investment Management LLC
Putnam is a wholly-owned subsidiary of Putnam Investments, Inc., which, except for shares held by employees, is owned by Marsh & McLennan Companies.

Putnam is one of three investment sub-advisers to Nations International Equity Master Portfolio. Putnam's Core International Equity Group is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio.


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly, as follows:

Stock Funds                         0.23%
International Stock Funds           0.22%
Index Funds                         0.23%
Government and Corporate Bond Funds 0.22%
Municipal Bond Funds                0.22%

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
      Buying, selling and exchanging shares

This prospectus offers Primary A Shares of the Funds. Here are some general rules about this class of shares:

  .Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries, including financial planners and investment advisers

    .institutional investors

    .charitable foundations

    .endowments

    .other Funds in Nations Funds Family

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
     A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Primary A Shares at net asset value per share.

         .If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

         .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You can exchange Primary A Shares of a Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. The frequency of distributions of net investment income varies by Fund:

                                               Frequency of
Fund                                       income distributions
Nations Convertible Securities Fund             quarterly
Nations Value Fund                               monthly
Nations Strategic Growth Fund                    monthly
Nations Capital Growth Fund                      monthly
Nations MidCap Growth Fund                      quarterly
Nations Small Company Fund                       monthly
Nations International Value Fund                annually
Nations International Equity Fund               quarterly
Nations Emerging Markets Fund                   quarterly
Nations LargeCap Index Fund                     quarterly
Nations SmallCap Index Fund                     quarterly
Nations Managed Index Fund                       monthly
Nations Short-Term Income Fund                   monthly
Nations Short-Intermediate Government Fund       monthly
Nations Intermediate Bond Fund                   monthly
Nations Bond Fund                                monthly
Nations Strategic Income Fund                    monthly
Nations Short-Term Municipal Income Fund         monthly
Nations Intermediate Municipal Bond Fund         monthly
Nations Municipal Income Fund                    monthly

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.



Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

     [Graphic]
      For more information about
      taxes, please see the SAI.



Municipal Bond Funds
Distributions that come from a Municipal Bond Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state and local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

Any distributions that come from taxable income or realized capital gain are generally subject to tax. Distributions that come from taxable income and any net short-term capital gain generally are taxable to you as ordinary income. Distributions of net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions from these Funds when determining their taxable income.

Foreign taxes
Mutual funds that maintain most of their portfolio in foreign securities -- like the International/Global Stock Funds -- have special tax considerations. You'll generally be required to:

  .include in your gross income your proportional amount of foreign taxes paid by the fund

  .treat this amount as foreign taxes you paid directly

  .either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

In general, if you are an individual, each year you can claim up to $300 ($600 if you're filing jointly) of foreign taxes paid (or deemed paid) by you as a foreign tax credit against your federal income tax liability.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 /- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1 /- an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 /- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1 /- Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1 /- an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&Pand BARRA have not reviewed any stock included in the S&P SuperComposite
    1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

     SEC file number:
     Nations Funds Trust, 811-09645

     COMPROPA-12/01



[Graphic]
      Where to find more information

You'll find more information about Nations Funds Stock, International Stock, Index, Government & Corporate Bond and Municipal Bond Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 [LOGO] Nations Funds

                                       [Graphic]

PRELIMINARY PROSPECTUS DATED [     ], 2001
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


State Municipal
Bond Funds

Nations California Municipal Bond Fund

Nations Florida Intermediate Municipal Bond Fund

Nations Florida Municipal Bond Fund

Nations Georgia Intermediate Municipal Bond Fund

Nations Maryland Intermediate Municipal Bond Fund

Nations North Carolina Intermediate Municipal Bond Fund

Nations South Carolina Intermediate Municipal Bond Fund

Nations Tennessee Intermediate Municipal Bond Fund

Nations Texas Intermediate Municipal Bond Fund

Nations Virginia Intermediate Municipal Bond Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured
May Lose Value
No Bank Guarantee


Prospectus -- Primary A Shares

December 26, 2001

Nations Funds

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 116.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about Nations Funds State Municipal Bond Funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

About the Funds
These Funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Each Fund focuses on the potential to earn income that is generally free from federal and state income tax by investing primarily in municipal securities.

Municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of municipal securities. There's always a risk that you'll lose money, or you may not earn as much as you expect.

Because they invest primarily in securities issued by one state, and its public authorities and local governments, the Funds are considered to be non-diversified. This means the value of a Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The State Municipal Bond Funds may be suitable for you if:

  .you're looking for income

  .you want to reduce taxes on your investment

  .you have longer-term investment goals

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

Comparing the Funds
There are two groups of State Municipal Bond Funds in the Nations Funds Family:
Intermediate Municipal Bond Funds and Long-Term Municipal Bond Funds. The main difference between the two groups is their portfolio duration -- a measure used to estimate how much a Fund's securities will fluctuate in response to a change in interest rates.

The Long-Term Municipal Bond Funds, which have longer portfolio durations, generally have the potential to earn more income than the Intermediate Municipal Bond Funds, but they also have more risk because their prices tend to change more when interest rates change.

The table below is designed to help you understand the differences between these two groups of Funds only and their relative income and risk potential --you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.

                                                   Income     Risk
                                     Duration     potential potential
Intermediate Municipal Bond Funds   3 to 6 yrs    moderate  moderate
Long-Term Municipal Bond Funds    more than 6 yrs   high      high

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 6.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser - Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 57.



[Graphic]
        About the Funds

          Nations California Municipal Bond Fund                   6
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Florida Intermediate Municipal Bond Fund        10
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Florida Municipal Bond Fund                     14
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Georgia Intermediate Municipal Bond Fund        18
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Maryland Intermediate Municipal Bond Fund       22
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations North Carolina Intermediate Municipal Bond Fund 26
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations South Carolina Intermediate Municipal Bond Fund 30
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Tennessee Intermediate Municipal Bond Fund      34
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Texas Intermediate Municipal Bond Fund          38
          Sub-adviser: BACAP
          ------------------------------------------------------------
          Nations Virginia Intermediate Municipal Bond Fund       42
          Sub-adviser: BACAP
          ------------------------------------------------------------

--------------------------------------------------------------------------------



Other important information 46
--------------------------------
How the Funds are managed   48

[Graphic]
        About your investment

Information for investors
Buying, selling and exchanging shares         50
Distributions and taxes                       54
-------------------------------------------------
Financial highlights
-------------------------------------------------
Terms used in this prospectus                 56
-------------------------------------------------
Where to find more information        back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 98.

[Graphic]
     This Fund at a glance

     . Who should consider investing: Residents of California

      . Duration: More than 6 years

      . Income potential: High

      . Risk potential: High

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.



Nations California Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income free of federal income tax and California state individual income tax as is consistent with prudent investment management and preservation of capital.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and California state individual income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.





[Graphic]

     Risks and other things to consider
     Nations California Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. Adverse conditions affecting California generally could have an impact on California municipal securities.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees                                     Primary A
 (Fees paid directly from your investment)             Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none

 Annual Fund operating expenses/1/
 (Expenses that are deducted from the Fund's assets)
 Management fees                                        0.50%
 Other expenses                                         0.32%
                                                       -----
 Total annual Fund operating expenses                   0.82%
 Fee waivers and/or reimbursements                     (0.22)%
                                                       -------
                                                        0.60%
 Total net expenses/2/                                 =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

      Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $61    $240    $433     $993

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 98.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Florida State Municipal Bond Funds.

      .Who should consider investing: Residents of Florida

      .Duration: 3 to 6 years

      .Income potential: Moderate

      .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Florida Intermediate Municipal Bond
Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Florida state intangibles tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Florida Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities of the state of Florida, its public authorities and local governments. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Florida state intangibles tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Florida and its municipalities, is more vulnerable to unfavorable developments in Florida than funds that invest in municipal bonds of many different states. For example, the state's economy relies on various industries including retirement migration, tourism and agriculture, which have historically driven the economy, as well as high technology jobs, service sector jobs and international trade which complement the three traditional industries. Adverse conditions affecting these industries could have an impact on Florida municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      0.40%
          Other expenses                                       0.31%
                                                               -----
          Total annual Fund operating expenses                 0.71%
          Fee waivers and/or reimbursements                   (0.21)%
                                                              -------
                                                               0.50%
          Total net expenses/2/                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

      Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary A Shares  $51    $206    $374     $863

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 98.

[Graphic]
     This Fund at a glance

      This information is designed to help you compare the two Florida State Municipal Bond Funds.

      .Who should consider investing: Residents of Florida

      .Duration: More than 6 years

      .Income potential: High

      .Risk potential: High

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Florida Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities.


[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade long-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Florida state intangibles tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Florida Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities of the state of Florida, its public authorities and local governments. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Florida state intangibles tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Florida and its municipalities, is more vulnerable to unfavorable developments in Florida than funds that invest in municipal bonds of many different states. For example, the state's economy relies on various industries including retirement migration, tourism and agriculture, which have historically driven the economy, as well as high technology jobs, service sector jobs and international trade which complement the three traditional industries. Adverse conditions affecting these industries could have an impact on Florida municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --   shareholder fees you pay directly, and
     annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.50%
 Other expenses                                       0.33%
                                                     -----
 Total annual Fund operating expenses                 0.83%
 Fee waivers and/or reimbursements                   (0.23)%
                                                     -------
                                                      0.60%
 Total net expenses/2/                               =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

      Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $61    $242    $438    $1,004

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 98.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Georgia State Municipal Bond Funds.

       .Who should consider investing: Residents of Georgia

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Georgia Intermediate Municipal
Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and Georgia state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Georgia state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Georgia Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Georgia state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Georgia and its municipalities, is more vulnerable to unfavorable developments in Georgia than funds that invest in municipal bonds of many different states. For example, the state's economy relies on various industries such as textiles, apparel, automobile production, real estate and construction. Adverse conditions affecting these industries could have an impact on Georgia municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees                                     Primary A
 (Fees paid directly from your investment)             Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none

 Annual Fund operating expenses/1/
 (Expenses that are deducted from the Fund's assets)
 Management fees                                        0.40%
 Other expenses                                         0.33%
                                                       -----
 Total annual Fund operating expenses                   0.73%
 Fee waivers and/or reimbursements                     (0.23)%
                                                       -------
                                                        0.50%
 Total net expenses/2/                                 =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $51    $210    $383     $885

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 57.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Maryland State Municipal Bond Funds.

       .Who should consider investing: Residents of Maryland

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Maryland Intermediate Municipal
Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and Maryland state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Maryland state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Maryland Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Maryland state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Maryland and its municipalities, is more vulnerable to unfavorable developments in Maryland than funds that invest in municipal bonds of many different states. For example, the state's economy relies on the service, wholesale and retail trade, government and manufacturing sectors of the economy. Adverse conditions affecting these sectors could have an impact on Maryland municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      0.40%
          Other expenses                                       0.31%
                                                               -----
          Total annual Fund operating expenses                 0.71%
          Fee waivers and/or reimbursements                   (0.21)%
                                                              -------
                                                               0.50%
          Total net expenses/2/                                =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary A Shares  $51    $206    $374     $863

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 57.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two North Carolina State Municipal Bond Funds.

       .Who should consider investing: Residents of North Carolina

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations North Carolina Intermediate
Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and North Carolina state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and North Carolina state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations North Carolina Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on North Carolina municipal securities, and are generally free from federal income tax and North Carolina state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by North Carolina and its municipalities, is more vulnerable to unfavorable developments in North Carolina than funds that invest in municipal bonds of many different states. For example, the state's economy relies significantly on a combination of industries such as manufacturing, agriculture (tobacco), biotechnology (including pharmaceutical research), educational services, banking and tourism. Also, North Carolina voters have approved the issuance of $3.1 billion of bonds for the state's universities and community colleges which would more than double the state's bonds outstanding. These factors could have a significant impact on North Carolina state and municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Other expenses                                       0.31%
                                                     -----
 Total annual Fund operating expenses                 0.71%
 Fee waivers and/or reimbursements                   (0.21)%
                                                     -------
                                                      0.50%
 Total net expenses/2/                               =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $51    $206    $374     $863

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 57.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two South Carolina State Municipal Bond Funds.

       .Who should consider investing: Residents of South Carolina

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations South Carolina Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and South Carolina state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and South Carolina state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations South Carolina Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and South Carolina state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by South Carolina and its municipalities, is more vulnerable to unfavorable developments in South Carolina than funds that invest in municipal bonds of many different states. Traditionally, South Carolina has primarily relied upon agriculture, manufacturing and related industries and services. However, recent positive growth in the state's economy has been driven by gains in the tourism, business services and international trade industries. Adverse conditions affecting any of these industries could have an impact on South Carolina municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Other expenses                                       0.30%
                                                     -----
 Total annual Fund operating expenses                 0.70%
 Fee waivers and/or reimbursements                   (0.20)%
                                                     -------
                                                      0.50%
 Total net expenses/2/                               =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $51    $204    $370     $852

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 57.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Tennessee State Municipal Bond Funds.

       .Who should consider investing: Residents of Tennessee

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Tennessee Intermediate Municipal
Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons and expected and timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

   [Graphic]

     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Tennessee Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and the Tennessee Hall Income Tax on unearned income, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Tennessee and its municipalities, is more vulnerable to unfavorable developments in Tennessee than funds that invest in municipal bonds of many different states. For example, the state's economic diversity has improved substantially over the last several years with investments announced in new and expanding businesses. Adverse conditions affecting these investments could have an impact on Tennessee municipal securities.

[Graphic]
     A look at the Fund' s performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

-

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Other expenses                                       0.44%
                                                     -----
 Total annual Fund operating expenses                 0.84%
 Fee waivers and/or reimbursements                   (0.34)%
                                                     -------
                                                      0.50%
 Total net expenses/2/                               =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $51    $234    $433    $1,006

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
     You'll find more about
     BACAP on page 57.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Texas State Municipal Bond Funds.

       .Who should consider investing: Residents of Texas

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Texas Intermediate Municipal Bond
Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Texas Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities of the state of Texas, its public authorities and local governments. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and is generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Texas and its municipalities, is more vulnerable to unfavorable developments in Texas than funds that invest in municipal bonds of many different states. For example, the state's economy relies significantly on the high-technology, oil, real estate and agriculture industries as well as the service-producing and goods-producing sectors. Adverse conditions affecting these industries and sectors could have an impact on Texas municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Other expenses                                       0.30%
                                                     -----
 Total annual Fund operating expenses                 0.70%
 Fee waivers and/or reimbursements                   (0.20)%
                                                     -------
                                                      0.50%
 Total net expenses/2/                               =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $51    $204    $370     $852

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 57.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Virginia State Municipal Bond Funds.

       .Who should consider investing: Residents of Virginia

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Virginia Intermediate Municipal
Bond Fund
[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and Virginia state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Virginia state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

   [Graphic]

     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Virginia Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Virginia state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - state specific risk is the chance that the Fund, because it invests primarily in securities issued by Virginia and its municipalities, is more vulnerable to unfavorable developments in Virginia than funds that invest in municipal bonds of many different states. Traditionally, Virginia's economy has relied heavily upon industries such as agriculture (tobacco) and federal government-related employment. However, recent growth in the state's economy has been related to new businesses in high-technology, wine-producing and tourism industries. Adverse conditions affecting the industries could have a significant impact on Virginia municipal securities.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary A
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none

         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      0.40%
          Other expenses                                       0.30%
                                                               -----
          Total annual Fund operating expenses                 0.70%
          Fee waivers and/or reimbursements                   (0.20)%
                                                              -------
                                                               0.50%
          Total net expenses/2/                                =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary A Shares  $51    $204    $370     $852

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 6. The following are some other risks and information you should consider before you invest:

         .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

         .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

          Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

         .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

         .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

         .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

         .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

         .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255



[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                                                        Maximum
                                                        advisory
                                                          fee
Nations California Municipal Bond Fund                   0.50%
Nations Florida Intermediate Municipal Bond Fund         0.40%
Nations Florida Municipal Bond Fund                      0.50%
Nations Georgia Intermediate Municipal Bond Fund         0.40%
Nations Maryland Intermediate Municipal Bond Fund        0.40%
Nations North Carolina Intermediate Municipal Bond Fund  0.40%
Nations South Carolina Intermediate Municipal Bond Fund  0.40%
Nations Tennessee Intermediate Municipal Bond Fund       0.40%
Nations Texas Intermediate Municipal Bond Fund           0.40%
Nations Virginia Intermediate Municipal Bond Fund        0.40%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201

     The financial institution or intermediary that buys shares for you is also referred to as a selling or servicing agent. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809



Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds. BACAP's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
      Buying, selling and exchanging shares

This prospectus offers Primary A Shares of the Funds. Here are some general rules about this class of shares:

  .Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries, including financial planners and investment advisers

    .institutional investors

    .endowments

    .other Funds in the Nations Funds Family

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
     A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.



[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Primary A Shares at net asset value per share.

         .If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

         .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire to investors within three business days after Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You can exchange Primary A Shares of a Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund - which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. The Funds declare distributions of net investment income daily and pay them monthly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which may be subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.


How taxes affect your investment
Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax. These distributions are generally not subject to state income tax (or other applicable state tax, like the Florida intangible personal property tax) if a Fund invests primarily in securities from that state and its subdivisions. For example, you generally won't be subject to California state individual income tax on distributions that come from Nations California Municipal Bond Fund's investments in California state and municipal debt obligations. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to the federal alternative minimum tax. Texas doesn't impose state income tax.

Any distributions that come from taxable income or realized capital gain are generally subject to tax. Distributions that come from taxable income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. Distributions of net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

In general, all taxable distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Withholding tax
We're required by federal law to withhold tax on any taxable distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

        SEC file number:
        Nations Funds Trust, 811-09645

        SMBPROPA-12/01


[Graphic]
        Where to find more information

You'll find more information about Nations Funds State Municipal Bond Funds in the following documents:

      Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

   [LOGO] Nations Funds

[LOGO]

PRELIMINARY PROSPECTUS DATED [     ], 2001
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Prospectus
Investor A, B and C Shares

Stock Funds
Nations Convertible Securities
Fund
Nations Value Fund
Nations Strategic Growth Fund
Nations Capital Growth Fund
Nations MidCap Growth Fund
Nations Small Company Fund
International/Global
Stock Funds
Nations International Value
Fund
Nations International Equity
Fund
Nations Emerging Markets
Fund
Index Funds
Nations LargeCap Index Fund
Nations SmallCap Index Fund
Nations Managed Index Fund
Government & Corporate
Bond Funds
Nations Short-Term Income
Fund
Nations Short-Intermediate
Government Fund
Nations Intermediate Bond
Fund
Nations Bond Fund
Nations Strategic Income Fund
Municipal Bond Funds
Nations Short-Term Municipal
Income Fund
Nations Intermediate Municipal
Bond Fund
Nations Municipal Income Fund

The Securities and
Exchange Commission
(SEC) has not approved
or disapproved these
securities or determined
if this prospectus is
truthful or complete.
Any representation to
the contrary is a criminal
offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

December 26, 2001

NATIONS FUNDS

An overview of the Funds


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in this prospectus on page 172.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about five types of Nations Funds -- Stock, International Stock, Index, Government & Corporate Bond and Municipal Bond Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Funds
Each type of Fund has a different investment focus:

  .Stock Funds invest primarily in equity securities of U.S. companies. Within the Stock Funds category is Nations Asset Allocation Fund. This Fund invests in a mix of equity and fixed income securities, as well as money market instruments.

  .International Stock Funds invest primarily in equity securities of companies outside the U.S.

  .Index Funds focus on long-term growth. Except for Nations Managed Index
   Fund, they all seek to match the industry and risk characteristics of a specific stock market index, like the S&P 500, by investing primarily in the equity securities that are included in the index. While maintaining the characteristics of the index, Nations Managed Index Fund varies the number, type and weighting of its holdings from those of the index to try to provide higher returns.

  .Government & Corporate Bond Funds focus on the potential to earn income by investing primarily in fixed income securities.

  .Municipal Bond Funds focus on the potential to earn income that is generally free from federal income tax by investing primarily in municipal securities.

The Funds also have different risk/return characteristics because they invest in different kinds of securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

Fixed income securities and municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities and municipal securities.

In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock, International and Index Funds all focus on long-term growth. They may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

The Government & Corporate Bond and Municipal Bond Funds focus on the potential to earn income. They may be suitable for you if:

  .you're looking for income

  .you have longer-term investment goals

The Municipal Bond Funds may be suitable if you also want to reduce taxes on your investment income.

The Government & Corporate Bond and Municipal Bond Funds may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 7.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and the
      sub-advisers starting
      on page 108.




[Graphic]
      About the Funds

Nations Convertible Securities Fund                           6
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Value Fund                                           10
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Strategic Growth Fund                                14
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Capital Growth Fund                                  18
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations MidCap Growth Fund                                   22
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Small Company Fund                                   26
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations International Value Fund                             30
Sub-adviser: Brandes Investment Partners, L.P.
-----------------------------------------------------------------
Nations International Equity Fund                            34
Sub-advisers: Gartmore Global Partners, INVESCO Global Asset
Management (N.A.), Inc. and Putnam Investment Management LLC
-----------------------------------------------------------------
Nations Emerging Markets Fund                                38
Sub-adviser: Gartmore Global Partners
-----------------------------------------------------------------
Nations LargeCap Index Fund                                  42
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations SmallCap Index Fund                                  45
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Managed Index Fund                                   48
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Short-Term Income Fund                               51
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Short-Intermediate Government Fund                   55
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Intermediate Bond Fund                               59
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Bond Fund                                            64
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------
Nations Strategic Income Fund                                68
Sub-adviser: Banc of America Capital Management, LLC
-----------------------------------------------------------------

--------------------------------------------------------------------------------




Nations Short-Term Municipal Income Fund             73
Sub-adviser: Banc of America Capital Management, LLC
---------------------------------------------------------
Nations Intermediate Municipal Bond Fund             77
Sub-adviser: Banc of America Capital Management, LLC
---------------------------------------------------------
Nations Municipal Income Fund                        81
Sub-adviser: Banc of America Capital Management, LLC
---------------------------------------------------------
Other important information                          85
---------------------------------------------------------
How the Funds are managed                            87

[Graphic]
      About your investment

Information for investors
  Choosing a share class                                        95
    About Investor A Shares                                     97
      Front-end sales charge                                    97
      Contingent deferred sales charge                          99
    About Investor B Shares                                     99
      Contingent deferred sales charge                          99
    About Investor C Shares                                    103
      Contingent deferred sales charge                         103
    When you might not have to pay a sales charge              103
  Buying, selling and exchanging shares                        107
    How orders are processed                                   109
  How selling and servicing agents are paid                    115
  Distributions and taxes                                      117
-------------------------------------------------------------------
Terms used in this prospectus                                  121
-------------------------------------------------------------------
Where to find more information                          back cover

[Graphic]
     About the sub-adviser

     Banc of America Capital Management, LLC (BACAP) is this Fund's sub-adviser. BACAP's Income Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     What are convertible securities?

     Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the "underlying" common stock.

     Convertible securities typically:

       .have higher income potential than the underlying common stock

       .are affected less by changes in the stock market than the underlying common stock

       .have the potential to increase in value if the value of the underlying common stock increases


Nations Convertible Securities Fund

[Graphic]
     Investment objective
     The Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in convertible securities mostly issued by U.S. issuers. The Fund may invest up to 15% of its assets in Eurodollar convertible securities.

Most convertible securities are not investment grade. The team generally chooses convertible securities that are rated at least "B" by a nationally recognized statistical rating organization (NRSRO). The team may choose unrated securities if it believes they are of comparable quality at the time of investment.

The Fund may invest directly in equity securities. The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team looks for opportunities to participate in the growth potential of the underlying common stocks, while earning income that is generally higher than the income these stocks earn.

When identifying individual investments, the team evaluates a number of factors, including:

  .the issuer's financial strength and revenue outlook

  .earnings trends, including changes in earnings estimates

  .the security's conversion feature and other characteristics

The team tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The team also may convert securities to common shares when it believes it's appropriate to do so.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Convertible Securities Fund has the following risks:

      .Investment strategy risk - The team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
     Maximum sales charge (load)
     imposed on purchases, as a %
     of offering price                         5.75%       none       none
     Maximum deferred sales charge (load)
     as a % of the lower of the original
     purchase price or net asset value        none/1/    5.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
     Management fees                           0.65%      0.65%      0.65%
     Distribution (12b-1) and shareholder
     servicing fees                            0.25%      1.00%      1.00%
                                               0.35%      0.35%      0.35%
     Other expenses                            -----      -----      -----
     Total annual Fund operating expenses      1.25%      2.00%      2.00%
                                               =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $695   $949   $1,223   $2,002
Investor B Shares  $703   $927   $1,278   $2,134
Investor C Shares  $303   $627   $1,078   $2,327

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $203   $627   $1,078   $2,134
Investor C Shares  $203   $627   $1,078   $2,327

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Value Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     What is value investing?

     Value investing means looking for "undervalued" companies -- quality companies that may be currently out of favor and selling at a reduced price, but that have good potential to increase in value.

     The team uses fundamental and quantitative analysis to help decide whether the current stock price of a company may be lower than the company's true value, and then looks for things that could trigger a rise in price, like a new product line, new pricing or a change in management. This trigger is often called a "catalyst."



Nations Value Fund

[Graphic]
     Investment objective
     The Fund seeks growth of capital by investing in companies that are believed to be undervalued.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses fundamental and quantitative analysis to identify stocks of companies that it believes are undervalued and have the potential for price appreciation, looking at, among other things:

  .mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  .various measures of relative valuation, including expected cash flow return
   (based upon the company's expected earnings and dividends), price-to-earnings ratio, price-to-current book value ratio, dividend yield, and enterprise value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio. The team believes that companies with lower relative valuations are generally more likely to provide better opportunities for capital appreciation

  .the stock's estimated intrinsic valuation per share, relative to its current stock price

  .a potential "catalyst" for improved stock valuation and stock price appreciation. This could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Value Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
  Maximum sales charge (load)
  imposed on purchases, as a %
  of offering price                         5.75%       none       none
  Maximum deferred sales charge (load)
  as a % of the lower of the original
  purchase price or net asset value        none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
  Management fees                           0.65%      0.65%      0.65%
  Distribution (12b-1) and shareholder
  servicing fees                            0.25%      1.00%      1.00%
  Other expenses                            0.29%      0.29%      0.29%
                                           -----      -----      -----
  Total annual Fund operating expenses      1.19%      1.94%      1.94%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $689   $932   $1,193   $1,938
Investor B Shares  $697   $909   $1,247   $2,070
Investor C Shares  $297   $609   $1,047   $2,264

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $197   $609   $1,047   $2,070
Investor C Shares  $197   $609   $1,047   $2,264

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a ''feeder fund.'' A feeder fund typically invests all of its assets in another fund, which is called a ''master portfolio.'' Master Portfolio and Fund are sometimes used interchangeably.
     BA Advisors is the Master Portfolio's investment adviser, and BACAP is its sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about BACAP on page 111.

[Graphic]
     Minimizing taxes

     The Master Portfolio's proactive tax management strategy may help reduce capital gains distributions. The tax management strategy seeks to limit portfolio turnover, offset capital gains with capital losses and sell securities that have the lowest tax burden on shareholders.


Nations Strategic Growth Fund

[Graphic]
     Investment objective
     The Fund seeks long-term, after-tax returns by investing in a diversified portfolio of common stocks.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations Strategic Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in common stocks of companies that it selects from most major industry sectors. The Master Portfolio normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, the team:

  .will focus on long-term investments to try to limit the number of buy and sell transactions

  .will try to sell securities that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

  .invests primarily in securities with lower dividend yields

  .may use options, instead of selling securities

     [Graphic]

      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



While the Master Portfolio tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when it believes that the profitability of the company's industry is beginning to decline, there is a meaningful deterioration in the company's competitive position, the company's management fails to execute its business strategy, when the team considers the security's price to be overvalued, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Strategic Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Convertible securities risk - The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Master Portfolio may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Master Portfolio 's ability to meet its objective.

     . Technology and technology-related risk - The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load)
imposed on purchases, as a %
of offering price                           5.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.65%      0.65%      0.65%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.29%      0.29%      0.29%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        1.19%      1.94%      1.94%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $689   $932   $1,193   $1,938
Investor B Shares  $697   $909   $1,247   $2,070
Investor C Shares  $297   $609   $1,047   $2,264

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $197   $609   $1,047   $2,070
Investor C Shares  $197   $609   $1,047   $2,264

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     What is a growth fund?

     Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These are typically companies that are developing or applying new technologies, products or services in growing industry sectors.



Nations Capital Growth Fund

[Graphic]
     Investment objective
     The Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of companies that have one or more of the following characteristics:

      .above-average earnings growth compared with the S&P 500

      .established operating histories, strong balance sheets and favorable financial performance

      .above-average return on equity compared with the S&P 500

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

    [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Capital Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price         5.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.65%      0.65%      0.65%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.29%      0.29%      0.29%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        1.19%      1.94%      1.94%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $689   $932   $1,193   $1,938
Investor B Shares  $697   $909   $1,247   $2,070
Investor C Shares  $297   $609   $1,047   $2,264

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $197   $609   $1,047   $2,070
Investor C Shares  $197   $609   $1,047   $2,264

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
     You'll find more about
     BACAP on page 111.

[Graphic]
     What is a midcap growth fund?

     A midcap growth fund invests in medium-sized companies whose earnings are expected to grow or to continue growing. These companies may be expanding in existing markets, entering into new markets, developing new products or increasing their profit margins by gaining market share or streamlining their operations.

     These companies can have better potential for rapid earnings than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback in sales than larger, more established companies.


Nations MidCap Growth Fund

[Graphic]
     Investment objective
     The Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies chosen from a universe of medium capitalization companies. The Fund generally holds securities of between 60 and 100 issuers, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P MidCap 400 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example,the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations MidCap Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --
     shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Shareholder fees                          Investor A Investor B Investor C
  (Fees paid directly from your investment)   Shares     Shares     Shares
  Maximum sales charge (load) imposed on
  purchases, as a % of offering price         5.75%       none       none
  Maximum deferred sales charge (load) as
  a % of the lower of the original purchase
  price or net asset value                   none/1/    5.00%/2/     1.00%/3/

  Annual Fund operating expenses/4/
  (Expenses that are deducted from the
  Fund's assets)
  Management fees                             0.65%      0.65%       0.65%
  Distribution (12b-1) and shareholder
  servicing fees                              0.25%      1.00%       1.00%
  Other expenses                              0.33%      0.33%       0.33%
                                              -----      -----       -----
  Total annual Fund operating expenses        1.23%      1.98%       1.98%
                                              =====      =====       =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $693   $944   $1,213   $1,981
Investor B Shares  $701   $921   $1,268   $2,113
Investor C Shares  $301   $621   $1,068   $2,306

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $201   $621   $1,068   $2,113
Investor C Shares  $201   $621   $1,068   $2,306

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's SmallCap Strategies Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Why invest in a small
     company fund?

     A small company fund invests in smaller companies with promising products or that are operating in a dynamic field. These companies can have stronger potential for rapid earnings growth than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback than larger, more established companies.

     The team looks for companies whose earnings are growing quickly, and whose share prices are reasonably valued.



Nations Small Company Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies with a market capitalization of $2 billion or less. The Fund usually holds 75 to 130 equity securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  .company meetings/conferences

  .independent industry analysis

  .quantitative analysis

  .Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  .gaining an in-depth understanding of the company's business

  .evaluating the company's growth potential, risks and competitive strengths

  .discussing its growth strategy with company management

  .validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Small Company Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Small company risk - Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                Investor A Investor B Investor C
(Fees paid directly from your investment)         Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price               5.75%       none       none
Maximum deferred sales charge (load) as a % of
the lower of the original purchase price or net
asset value                                      none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                                   0.90%      0.90%      0.90%
Distribution (12b-1) and shareholder servicing
fees                                              0.25%      1.00%      1.00%
                                                  0.30%      0.30%      0.30%
Other expenses                                   -----      -----      -----
Total annual Fund operating expenses              1.45%      2.20%      2.20%
                                                 (0.05)%    (0.05)%    (0.05)%
Fee waivers and/or reimbursements                -------    -------    -------
Total net expenses/5/                             1.40%      2.15%      2.15%
                                                 =====      =====      =====

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

 /2/This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class --About Investor B Shares -- Contingent deferred sales charge for details.

 /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares --Contingent deferred sales charge for details.

 /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

 /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $709  $1,003  $1,319   $2,210
Investor B Shares  $718   $983   $ 1,375  $2,340
Investor C Shares  $318   $683   $ 1,175  $2,530

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $218   $683   $1,175  $2,340
Investor C Shares  $218   $683   $ 1,175 $ 2,530

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and Brandes is its sub-adviser. Brandes' Large Cap Investment Committee makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      Brandes on page 112.

[Graphic]
     What is the Graham and
     Dodd approach to investing?

     Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

     The management team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.



Nations International Value Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Master Portfolio typically invests in at least three countries other than the United States at any one time.

The Master Portfolio primarily invests in equity securities either directly or indirectly through closed-end investment companies and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Master Portfolio. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, and for other reasons.

[Graphic]
     Limits on investments

     To help manage risk, the Fund has certain limits on its investments. These limits apply at the time an investment is made:

       .The Fund will normally invest no more than 5% of its assets in a single security.

       .It may not invest more than the greater of:

        .20% of its assets in a single country or industry, or

        .150% of the weighting of a single country or industry in the MSCI EAFE
         Index (limited to less than 25% of its assets in a single industry, other than U.S. government securities).

       .It generally may not invest more than 20% of its assets in emerging markets or developing countries.

     [Graphic]

      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations International Value Fund has the following risks:

      .Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      .Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     For information about the performance of other international accounts managed by Brandes, see How the Funds are managed.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price          5.75%        none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00%/3/
Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)/5/
Management fees                              0.90%       0.90%      0.90%
Distribution (12b-1) and shareholder
servicing fees                               0.25%       1.00%      1.00%
                                             0.33%       0.33%      0.33%
Other expenses                             -------    --------   --------
Total annual Fund operating expenses         1.48%       2.23%      2.23%
                                           =======    ========   ========

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $717  $1,017  $1,338   $2,245
Investor B Shares  $726   $997   $1,395   $2,376
Investor C Shares  $326   $697   $1,195   $2,565

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $226   $697   $1,195   $2,376
Investor C Shares  $226   $697   $1,195   $2,565

[Graphic]
     About the sub-advisers

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser. The Master Portfolio is a "multi-manager" fund, which means that it's managed by more than one sub-adviser. Gartmore Global Partners (Gartmore), INVESCO Global Asset Management (N.A.), Inc. (INVESCO) and Putnam Investment Management LLC (Putnam) each manage approximately one-third of the assets of the Master Portfolio. Gartmore's Global Equities Portfolio Construction Team, INVESCO's International Equity Portfolio Management Team and Putnam's Core International Equity Group make the day-to-day investment decisions for their portions of the Master Portfolio.
     [Graphic]
      You'll find more about
      Gartmore, on page 114, and INVESCO and Putnam on page 114.

[Graphic]
     Why invest in an
     international stock fund?

     International stock funds invest in a diversified portfolio of companies located in markets throughout the world. These companies can offer investment opportunities that are not available in the United States. Investing internationally also involves special risks not associated with investing in the U.S. stock market.


Nations International Equity Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations International Equity Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in established companies located in at least three countries other than the United States. The investment managers select countries, including emerging market or developing countries, and companies they believe have the potential for growth.

The Master Portfolio primarily invests in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The Master Portfolio may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Master Portfolio is a "multi-manager" fund. It has three different investment managers. Each is responsible for managing approximately one-third of the Master Portfolio's assets. The managers all have different, but complementary, investment styles:

  .Gartmore combines "top-down" allocation among regions around the world with a stock selection process that focuses on investing in securities when growth is likely to be higher, or sustained longer, than other investors expect.

  .INVESCO uses a "bottom-up" approach, and favors well-established companies with above average financial strength and sustainable growth.

  .Putnam is a "core manager," focusing on stable, long-term investments, rather than growth or value stocks. It combines "bottom-up" stock selection with "top-down" country allocation.

The multi-manager strategy is based on the belief that having more than one manager may result in better performance and more stable returns over time.

A manager may sell a security when its price reaches the target set by the manager, when the company's growth prospects are deteriorating, when the manager believes other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations International Equity Fund has the following risks:

      .Investment strategy risk - The managers choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall. There is also a risk that the Fund's multi-manager strategy may not result in better performance or more stable returns.

      .Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and lesser developed and more thinly traded securities markets. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Master Portfolio may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                            Investor A Investor B Investor C
(Fees paid directly from your investment)     Shares     Shares     Shares
Maximum sales charge (load)
imposed on purchases, as a % of
offering price                                5.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                     none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)/5/
Management fees                               0.80%      0.80%      0.80%
Distribution (12b-1) and shareholder
servicing fees                                0.25%      1.00%      1.00%
Other expenses                                0.35%      0.35%      0.35%
                                              -----      -----      -----
Total annual Fund operating expenses          1.40%      2.15%      2.15%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $709   $993   $1,298   $2,161
Investor B Shares  $718   $973   $1,354   $2,292
Investor C Shares  $318   $673   $1,154   $2,483

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $218   $673   $1,154   $2,292
Investor C Shares  $218   $673   $1,154   $2,483

[Graphic]
     About the sub-adviser

     Gartmore is this Fund's sub-adviser. Christopher Palmer, CFA, a senior investment manager on the Gartmore Emerging Markets Team, makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      Gartmore on page 114.

[Graphic]
     What's an emerging market?

     This Fund considers a country to be an emerging market if:

         .the International Finance Corporation has defined it as an emerging market,

         .it has a low-to-middle income economy according to the World Bank, or

         .it's listed as developing in World Bank publications.

     There are over 25 countries that currently qualify as emerging markets, including Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.


Nations Emerging Markets Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East and India.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies in emerging markets or developing countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time.

The Fund normally invests in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The portfolio manager looks for emerging markets that are believed to have the potential for strong economic growth, and tries to avoid emerging markets that might be politically or economically risky.

The portfolio manager starts with approximately 800 companies in the most promising markets, and:

  .uses fundamental research to select stocks, looking at earnings growth, financial resources, marketability, and other factors

  .visits companies to confirm the corporate and industry factors that led to a stock's selection as a potential investment

  .regularly reviews the Fund's investments to determine whether companies are meeting expected return targets and whether their fundamental financial health has changed

The portfolio manager may sell a security when its price reaches the target set by the portfolio manager, when there is a deterioration in the growth prospects of the company or its industry, when the portfolio manager believes other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Emerging Markets Fund has the following risks:

      .Investment strategy risk - The portfolio manager invests in securities of companies in emerging markets, which have high growth potential, but can be more volatile than securities in more developed markets. There is a risk that the value of these investments will not rise as high as the portfolio manager expects, or will fall.

      .Foreign investment risk - Because the Fund invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       This Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load) imposed on
   purchases, as a % of offering price         5.75%       none       none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/    5.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             1.00%      1.00%      1.00%
   Distribution (12b-1) and shareholder
   servicing fees                              0.25%      1.00%      1.00%
                                               0.82%      0.82%      0.82%
   Other expenses                              -----      -----      -----
   Total annual Fund operating expenses        2.07%      2.82%      2.82%
                                               =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $773  $1,187  $1,626   $2,841
Investor B Shares  $785  $1,174  $1,689   $2,969
Investor C Shares  $385    $874  $1,489   $3,147

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $285   $874   $1,489   $2,969
Investor C Shares  $285   $874   $1,489   $3,147

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
     You'll find more about
     BACAP on page 111.

[Graphic]
     What is an index fund?

     Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.

     Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund increases or decreases in exact proportion to changes in the index.


Nations LargeCap Index Fund

[Graphic]
     Investment objective
     The Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Different common stocks have different weightings in the S&P 500, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P 500, the team will try to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P 500. The Fund may buy shares of Bank of America Corporation, which is currently included in the S&P 500, subject to certain restrictions.

The Fund tries to achieve a correlation of 0.95 with the S&P 500 on an annual basis (before fees and expenses). The Fund's ability to track the S&P 500 is affected by transaction costs and other expenses, changes in the composition of the S&P 500, changes in the number of shares issued by the companies represented in the S&P 500, and by the timing and amount of shareholder purchases and redemptions, among other things.

Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The team tries to minimize these costs for the Fund by using program trades and crossing networks.

The team may sell a stock when its percentage weighting in the index is reduced, when the stock is removed from the index, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.






[Graphic]

     Risks and other things to consider
     Nations LargeCap Index Fund has the following risks:

      .Investment strategy risk - This Fund tries to match (before fees and expenses) the returns of the S&P 500, and is not actively managed. There is no assurance that the returns of the Fund will match the returns of the S&P 500. The value of the Fund will rise and fall with the performance of the S&P 500.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor A
(Fees paid directly from your investment)             Shares
Maximum sales charge (load) imposed on purchases      none
Maximum deferred sales charge (load)                  none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                       0.40%
Distribution (12b-1) and shareholder servicing fees   0.25%
                                                      0.28%
Other expenses                                       -----
Total annual Fund operating expenses                  0.93%
                                                     (0.33)%
Fee waivers and/or reimbursements                    -------
Total net expenses/2/                                 0.60%
                                                     =====

    /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

    /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $61    $263    $482    $1,113

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     What is an index fund?

     Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.

     Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund increases or decreases in exact proportion to changes in the index.



Nations SmallCap Index Fund

[Graphic]
     Investment objective
     The Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600).

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged market capitalization index consisting of 600 common stocks that capture the economic and industry characteristics of small company stock performance. It is not available for investment.

The Fund may buy stock index futures and other financial futures as substitutes for the underlying securities in the S&P SmallCap 600.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Different common stocks have different weightings in the S&P SmallCap 600, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P SmallCap 600, the team will try to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P SmallCap 600, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P SmallCap 600.

The Fund tries to achieve a correlation of at least 0.95 with the S&P SmallCap 600 on an annual basis (before fees and expenses). The Fund's ability to track the S&P SmallCap 600 is affected by transaction costs and other expenses, changes in the composition of the S&P SmallCap 600, changes in the number of shares issued by the companies represented in the S&P SmallCap 600, and by the timing and amount of shareholder purchases and redemptions, among other things.

Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The team tries to minimize these costs for the Fund by using program trades and crossing networks.

The team may sell a stock when its percentage weighting in the index is reduced, when the stock is removed from the index, and for other reasons.

     [Graphic]

      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Prior to May 12, 2000, the Fund had a different investment objective and principal investment stategies.



[Graphic]

     Risks and other things to consider
     Nations SmallCap Index Fund has the following risks:

      .Investment strategy risk - This Fund tries to match (before fees and expenses) the returns of the S&P SmallCap 600, and is not actively managed. There is no assurance that the returns of the Fund will match the returns of the S&P SmallCap 600. The value of the Fund will rise and fall with the performance of the S&P SmallCap 600.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Small company risk - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Futures risk - This Fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor A
(Fees paid directly from your investment)             Shares
Maximum sales charge (load) imposed on purchases      none
Maximum deferred sales charge (load)                  none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                       0.40%
Distribution (12b-1) and shareholder servicing fees   0.25%
Other expenses                                        0.39%
                                                     -----
Total annual Fund operating expenses                  1.04%
Fee waivers and/or reimbursements                    (0.39)%
                                                     -------
Total net expenses/2/                                 0.65%
                                                     =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $66    $292    $536    $1,236

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     What is a managed index fund?

     A managed index fund is designed to deliver the industry and risk characteristics of its benchmark with the benefits of relatively low costs and active investment management.

     With a managed index fund, the team may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of the S&P 500.

     There is no assurance that active management will result in a higher return than the index.


Nations Managed Index Fund

[Graphic]
     Investment objective
     The Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 or its components. The S&P 500 is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the S&P 500 and/or reducing portfolio volatility relative to the S&P 500.

In addition, the team believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.

The team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

The team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  .may offset capital gains by selling securities to realize a capital loss.
   This may reduce capital gains distributions

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Managed Index Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for higher total returns than the S&P 500. There is a risk that the returns of these investments will not exceed those of the S&P 500, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor A
(Fees paid directly from your investment)             Shares
Maximum sales charge (load) imposed on purchases      none
Maximum deferred sales charge (load)                  none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                       0.40%
Distribution (12b-1) and shareholder servicing fees   0.25%
Other expenses                                        0.29%
                                                      -----
Total annual Fund operating expenses                  0.94%
Fee waivers and/or reimbursements                    (0.19)%
                                                     -------
Total net expenses/2/                                 0.75%
                                                      =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $77    $281    $502    $1,137

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Corporate fixed income
     securities

     This Fund focuses on fixed income securities issued by corporations. Corporate fixed income securities have the potential to pay higher income than U.S. Treasury securities with similar maturities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Short-Term Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with minimal fluctuations of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its total assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

The Fund may invest in:
  .corporate debt securities, including bonds, notes and debentures .mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations
  .asset-backed securities
  .U.S. government obligations

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be three years or less, and its duration will be three years or less.

When selecting individual investments, the team:
  .looks at a fixed income security's potential to generate both income and price appreciation
  .allocates assets among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S.Treasury securities; asset-backed securities and corporate securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change
  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows
  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Term Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

     Investor B Shares of this Fund are only available to existing shareholders for investment.



      .Asset-backed securities risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   Maximum sales charge (load) imposed on
   purchases, as a % of
   offering price per share                    1.00%      none        none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/     none      1.00%/2/

   Annual Fund operating expenses/3/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             0.30%      0.30%      0.30%
   Distribution (12b-1) and shareholder
   servicing fees                              0.25%      1.00%      1.00%
   Other expenses                              0.31%      0.31%      0.31%
                                              -----      -----      -----
   Total annual Fund operating expenses        0.86%      1.61%      1.61%
   Fee waivers and/or reimbursements          (0.10)%    (0.10)%    (0.10)%
                                              -------    -------    -------
   Total net expenses/4/                       0.76%      1.51%      1.51%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $177   $362    $562    $1,141
Investor B Shares  $154   $498    $867    $1,702
Investor C Shares  $254   $498    $867    $1,903

     If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor C Shares  $154   $498    $867    $1,903

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     U.S. government securities

     This Fund invests most of its assets in securities that are U.S. government issued or guaranteed. This means the Fund is generally not subject to credit risk, but it could earn less income than funds that invest in other kinds of fixed income securities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Short-Intermediate Government Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with modest fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund invests most of its assets in U.S. government obligations and repurchase agreements relating to these obligations. It may invest in mortgage-related securities issued or backed by the U.S. government, its agencies or instrumentalities, or corporations.

The Fund may also engage in reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be five years or less, and its duration will be four years or less.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Intermediate Government Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests may not be investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price per
share                                       3.25%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    3.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.30%      0.30%      0.30%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.29%      0.29%      0.29%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        0.84%      1.59%      1.59%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $408   $585    $776    $1,330
Investor B Shares  $462   $702    $866    $1,688
Investor C Shares  $262   $502    $866    $1,889

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $162   $502    $866    $1,688
Investor C Shares  $162   $502    $866    $1,889

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master
     Portfolio and Fund are sometimes
     used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and BACAP is its sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Intermediate-term securities

     The team focuses on fixed income securities with intermediate terms. While these securities generally won't earn as much income as securities with longer terms, they tend to be less sensitive to changes in interest rates.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Intermediate Bond Fund

[Graphic]
     Investment objective
     The Fund seeks to obtain interest income and capital appreciation.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations Intermediate Bond Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in intermediate and longer-term fixed income securities that are rated investment grade. The Master Portfolio can invest up to 35% of its assets in mortgage-backed securities, including collateralized mortgage obligations
(CMOs), that are backed by the U.S. government, its agencies or instrumentalities, or corporations.

The Master Portfolio can invest up to 10% of its assets in high yield debt securities.

The Master Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Master Portfolio may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Master Portfolio may invest in private placements to seek to enhance its yield.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Master Portfolio's average dollar-weighted maturity will be between three and six years. Its duration generally will be the same as the Lehman Intermediate Government/Corporate Bond Index.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets among U.S. corporate securities and mortgage-backed securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Master
   Portfolio's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Master Portfolio's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Intermediate Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses for the Master Portfolio will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Master Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risks of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Master Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Master Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Master Portfolio may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from the Master Portfolio or Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load)
imposed on purchases, as a % of
offering price per share                    3.25%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    3.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)/5/
Management fees                             0.40%      0.40%      0.40%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.41%      0.41%      0.41%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses/6/     1.06%      1.81%      1.81%
                                           =====      =====      =====

    /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A
      Shares --   Contingent deferred sales charge for details.

    /2/ This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

    /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

    /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

    /5/ These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

    /6/ The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the levels shown above until July 31, 2002. There is no guarantee that these limitations will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $430   $652    $891    $1,579
Investor B Shares  $484   $769    $980    $1,930
Investor C Shares  $284   $569    $980    $2,127

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $184   $569    $980    $1,930
Investor C Shares  $184   $569    $980    $2,127

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     More investment opportunities

     This Fund can invest in a wide range of fixed income securities. This allows the team to focus on securities that offer the potential for higher returns.


Nations Bond Fund

[Graphic]
     Investment objective
     The Fund seeks total return by investing in investment grade fixed income securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

The Fund may invest in:

  .corporate debt securities, including bonds, notes and debentures

  .U.S. government obligations

  .foreign debt securities denominated in U.S. dollars

  .mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations

  .asset-backed securities

  .municipal securities

The Fund may invest up to 10% of its total assets in high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be 10 years or less and will never be more than 15 years.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities; and corporate securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other
      important information
      and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Fund may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from Nations Bond Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load)
imposed on purchases, as a % of
offering price                              3.25%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    3.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.40%      0.40%      0.40%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.27%      0.27%      0.27%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        0.92%      1.67%      1.67%
                                           =====      =====      =====

    /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

    /2/ This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

    /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

    /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $416   $609    $818    $1,421
Investor B Shares  $470   $726    $907    $1,777
Investor C Shares  $270   $526    $907    $1,976

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $170   $526    $907    $1,777
Investor C Shares  $170   $526    $907    $1,976

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Multi-sector approach

     The Fund follows a multi-sector approach in order to pursue high income while seeking to control volatility. To try to accomplish this, the Fund is diversified broadly in three sectors of the market -- U.S. government, foreign and lower-rated corporate bonds. This diversification is thought to be critical in managing the exchange-rate uncertainties of foreign bonds and the special credit risks of lower-rated bonds.


Nations Strategic Income Fund

[Graphic]
     Investment objective
     The Fund seeks total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in investment grade debt securities.

The Fund may invest in:

  .corporate debt securities

  .U.S. government obligations

  .foreign debt securities denominated in U.S. dollars or foreign currencies

  .mortgage-related securities issued by governments and non-government issuers

  .asset-backed securities

The Fund may invest up to 35% of its assets in lower-quality fixed income securities ("junk bonds" or "high yield bonds") rated "Ba" or "B" by Moody's Investors Services, Inc. (Moody's) or "BB" or "B" by Standard & Poor's Corporation (S&P). The team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund may also invest in other registered investment companies.

The Fund will limit its investments in foreign securities to one-third of its total assets. The Fund may engage in forward foreign currency contracts, reverse repurchase agreements and forward purchase agreements to seek to protect against movements in the value of foreign currencies in which its foreign securities may be denominated.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements primarily used to seek to enhance returns and manage liquidity. These investments will generally be short-term in nature. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may also invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than five years.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations and U.S.
   corporate securities, including high yield corporate bonds. The allocation is structured to provide the potential for the best return, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other
      important information
      and in the SAI.



  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Strategic Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Foreign investment risk - Because the Fund may invest up to one-third of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. The Fund's use of forward foreign currency contracts to seek to protect against movements in the value of foreign currencies may not eliminate the risk that the Fund will be adversely affected by changes in foreign currencies. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Asset-backed securities risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Fund may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from Nations Strategic Income Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                               Investor A Investor B Investor C
(Fees paid directly from your investment)        Shares     Shares     Shares
Maximum sales charge (load)
imposed on purchases, as a %
of offering price                                4.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                        none/1/    5.00%/2/   1.00%/3/
Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                                  0.50%      0.50%      0.50%
Distribution (12b-1) and shareholder servicing
fees                                             0.25%      1.00%      1.00%
Other expenses                                   0.33%      0.33%      0.33%
                                                -----      -----      -----
Total annual Fund operating expenses             1.08%      1.83%      1.83%
Fee waivers and/or reimbursements               (0.10)%    (0.10)%    (0.10)%
                                                -------    -------    -------
Total net expenses/5/                            0.98%      1.73%      1.73%
                                                =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $570   $793   $1,034   $1,723
Investor B Shares  $676   $866   $1,181   $1,943
Investor C Shares  $276   $566    $981    $2,140

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $176   $566    $981    $1,943
Investor C Shares  $176   $566    $981    $2,140

[Graphic]

     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Lowest risk, lowest
     income potential

     This Fund has the lowest risk of the Nations Funds Municipal Bond Funds because it has a duration of less than three years. Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.

     This means the Fund's value tends to change less when interest rates change, but it could also earn less income than funds with longer durations.


Nations Short-Term Municipal Income Fund


[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be less than three years, and its duration will be between 1.25 and 2.75 years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change
  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows
  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Term Municipal Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

     Investor B shares of this Fund are only available to existing shareholders for investment.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your            Investor A Investor B Investor C
    investment)                                Shares     Shares     Shares
    Maximum sales charge (load)
    imposed on purchases, as a %
    of offering price                          1.00%      none        none
    Maximum deferred sales charge (load)
    as a % of the lower of the original
    purchase price or net asset value         none/1/     none      1.00%/2/

    Annual Fund operating expenses/3/
    (Expenses that are deducted from the Fund's assets)
    Management fees                            0.30%      0.30%      0.30%
    Distribution (12b-1) and shareholder
    servicing fees                             0.25%      1.00%      1.00%
    Other expenses                             0.36%      0.36%      0.36%
                                              -----      -----      -----
    Total annual Fund operating expenses       0.91%      1.66%      1.66%
    Fee waivers and/or reimbursements         (0.26)%    (0.26)%    (0.26)%
                                              -------    -------    -------
    Total net expenses/4/                      0.65%      1.40%      1.40%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $166   $362    $574    $1,185
Investor B Shares  $143   $498    $878    $1,743
Investor C Shares  $243   $498    $878    $1,944

     If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor C Shares  $143   $498    $878    $1,944

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Moderate risk, moderate
     income potential

     This Fund has relatively moderate risk compared with the other Nations Funds Municipal Bond Funds because it has a duration of between three and six years. Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.

     The Fund's value will tend to change more when interest rates change than the value of Nations Short-Term Municipal Income Fund, but it could also earn more income.

     Its value will change less when interest rates change than the value of Nations Municipal Income Fund, but it also could earn less income.


Nations Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other
      important information
      and in the SAI.


[Graphic]


     Risks and other things to consider
     Nations Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load)
   imposed on purchases, as a %
   of offering price                           3.25%       none       none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/    3.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             0.40%      0.40%      0.40%
   Distribution (12b-1) and shareholder
   servicing fees                              0.25%      1.00%      1.00%
                                               0.28%      0.28%      0.28%
   Other expenses                              -----      -----      -----
   Total annual Fund operating expenses        0.93%      1.68%      1.68%
                                              (0.18)%    (0.18)%    (0.18)%
   Fee waivers and/or reimbursements          -------    -------    -------
   Total net expenses/5/                       0.75%      1.50%      1.50%
                                               =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $595    $807    $1,416
Investor B Shares  $453   $712    $896    $1,772
Investor C Shares  $253   $512    $896    $1,972

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $512    $896    $1,772
Investor C Shares  $153   $512    $896    $1,972

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
      You'll find more about
      BACAP on page 111.

[Graphic]
     Highest risk, highest
     income potential

     This Fund has the relatively highest risk of the Nations Funds Municipal Bond Funds because it has a duration of more than six years. Duration is a measure used to estimate how much a fund's portfolio's will fluctuate in response to a change in interest rates.

     This means the Fund's value tends to change more when interest rates change, but it could also earn more income than the two Funds with shorter durations.


Nations Municipal Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

            [Graphic]

        You'll find more about
        other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Municipal Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed
on purchases, as a % of offering price      4.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.50%      0.50%      0.50%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.29%      0.29%      0.29%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        1.04%      1.79%      1.79%
                                           (0.19)%    (0.19)%    (0.19)%
Fee waivers and/or reimbursements          -------    -------    -------
Total net expenses/5/                       0.85%      1.60%      1.60%
                                           =====      =====      =====

     /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/ This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example

     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $558   $773   $1,005   $1,672
Investor B Shares  $663   $845   $1,152   $1,892
Investor C Shares  $263   $545    $952    $2,090

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $163   $545    $952    $1,892
Investor C Shares  $163   $545    $952    $2,090

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 7. The following are some other risks and information you should consider before you invest:

         .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

         .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

          Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

         .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

         .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

         .Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

         .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

         .Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

         .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

         .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                                                   Maximum  Actual fee
                                                   advisory  paid last
                                                     fee    fiscal year
        Nations Convertible Securities Fund         0.65%      0.65%
        Nations Value Fund                          0.65%      0.65%
        Nations Strategic Growth Fund/1/            0.65%      0.65%
        Nations Capital Growth Fund                 0.65%      0.65%
        Nations MidCap Growth Fund                  0.65%      0.65%
        Nations Small Company Fund                  0.90%      0.84%
        Nations International Value Fund/1/         0.90%      0.80%
        Nations International Equity Fund/1/        0.80%      0.80%
        Nations Emerging Markets Fund               1.00%      0.98%
        Nations LargeCap Index Fund                 0.40%      0.07%
        Nations SmallCap Index Fund                 0.40%      0.02%
        Nations Managed Index Fund                  0.40%      0.21%
        Nations Short-Term Income Fund              0.30%      0.20%
        Nations Short-Intermediate Government Fund  0.30%      0.30%
        Nations Intermediate Bond Fund/1/           0.40%      0.40%
        Nations Bond Fund                           0.40%      0.40%
        Nations Strategic Income Fund               0.50%      0.39%
        Nations Short-Term Municipal Income Fund    0.30%      0.06%
        Nations Intermediate Municipal Bond Fund    0.40%      0.24%
        Nations Municipal Income Fund               0.50%      0.33%

/1/These Funds don't have their own investment adviser because they invest in Nations Strategic Growth Master Portfolio, Nations International Value Master Portfolio, Nations International Equity Master Portfolio and Nations Intermediate Bond Master Portfolio, respectively. BA Advisors is the investment adviser to each Master Portfolio.

Investment sub-advisers
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255



Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                       BACAP Team
Nations Convertible Securities Fund        Income Strategies Team
Nations Value Fund                         Value Strategies Team
Nations Strategic Growth Fund/1/           Growth Strategies Team
Nations Capital Growth Fund                Growth Strategies Team
Nations MidCap Growth Fund                 Growth Strategies Team
Nations Small Company Fund                 SmallCap Strategies Team
Nations LargeCap Index Fund                Quantitative Strategies Team
Nations SmallCap Index Fund                Quantitative Strategies Team
Nations Managed Index Fund                 Quantitative Strategies Team
Nations Short-Term Income Fund             Fixed Income Management Team
Nations Short-Intermediate Government Fund Fixed Income Management Team
Nations Intermediate Bond Fund/1/          Fixed Income Management Team
Nations Bond Fund                          Fixed Income Management Team
Nations Strategic Income Fund              Fixed Income Management Team
Nations Short-Term Municipal Income Fund   Municipal Fixed Income Management Team
Nations Intermediate Municipal Bond Fund   Municipal Fixed Income Management Team
Nations Municipal Income Fund              Municipal Fixed Income Management Team

/1/Nations Strategic Growth Fund and Nations Intermediate Bond Fund don't have their own investment sub-adviser because they invest in Nations Strategic Growth Master Portfolio and Nations Intermediate Bond Master Portfolio, respectively. BACAP is the investment sub-adviser to the Master Portfolios.

[Graphic]
     Brandes Investment
     Partners, L.P.

     11988 El Camino Real
     Suite 500
     San Diego, California 92130



The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

Average annual total returns as of August 7, 1997

                                              Janus Growth
                                               and Income
                                                Fund (%)   S&P 500 (%)
one year                                         47.77        46.41
three years                                      31.13        30.63
five years                                       21.16        20.98
during the period of Mr. Marsico's management
(May 31, 1991 to August 7, 1997)                 21.19        18.59

This information is designed to show the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

Brandes Investment Partners, L.P.
Founded in 1974, Brandes is an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes is the investment sub-adviser to Nations International Value Master Portfolio. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio.

Performance of other international stock funds and accounts managed by Brandes Nations International Value Master Portfolio (including its predecessors) has been in operation since December 27, 1995. The tables below are designed to show you how composites of similar equity accounts managed by Brandes performed over various periods in the past.

The fund and the accounts comprising the Brandes composite's investment objective, policies and strategies are substantially similar to Nations International Value Master Portfolio.

The table below shows the returns for the Brandes composite compared with the MSCI EAFE Index for the periods ending December 31, 2000. The returns of the Brandes composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

Average annual total returns as of December 31, 2000

               Brandes    MSCI EAFE
            Composite (%) Index (%)
one year       2.80%      (14.17)%
three years    22.03%      9.35%
five years     20.47%      7.13%
ten years      19.38%      6.42%

Annual total returns as of December 31

        Brandes    MSCI EAFE
     Composite (%) Index (%)
2000     2.80%     (14.17)%
1999    53.67%      29.96%
1998    15.03%      20.33%
1997    20.05%      1.78%
1996    16.34%      6.05%
1995    13.75%      11.21%
1994    (2.98)%     7.78%
1993    40.86%      32.56%
1992     6.28%     (12.17)%
1991    40.17%      12.13%


This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The Brandes composite includes Brandes International Equity Fund (since 1995) and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

[Graphic]
     Gartmore Global Partners

     Gartmore House
     8 Fenchurch Place
     London EC3M 4PH, England

[Graphic]
     INVESCO Global Asset
     Management (N.A.), Inc.

     1360 Peachtree Street, N.E.
     Atlanta, Georgia 30309

[Graphic]
     Putnam Investment
     Management LLC

     One Post Office Square
     Boston, Massachusetts 02109



Gartmore Global Partners
Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $991 million in assets.

Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company.

Gartmore generally follows a growth philosophy, which is reflected in its active management of market allocation and stock selection.

Gartmore is co-investment sub-adviser to:

  .Nations International Equity Master Portfolio

Gartmore is the investment sub-adviser to:

  .Nations Emerging Markets Fund

Gartmore's Global Equities Portfolio Construction Team is responsible for the day-to-day investment decisions for its portion of the Master Portfolio.

Christopher Palmer has been responsible since August 1999 for investments in developing countries, and has been the principal portfolio manager of Nations Emerging Markets Fund since that time. He joined Gartmore in 1995 and is a senior investment manager on the Gartmore Emerging Markets Team. Before he joined Gartmore, Mr. Palmer worked for Unifund, S.A., a private investment bank, in its Mexico City and Hong Kong offices, and managed global derivatives, credit and counterparty credit risk as vice president in the Institutional Credit Department of Bear Stearns & Co. He graduated from Colgate University in 1986 with a BA Honors degree in History and completed an MBA in Finance at New York University in 1988. Mr. Palmer was awarded the CFA designation by the Association of Investment Management and Research in 1993.

INVESCO Global Asset Management (N.A), Inc.
INVESCO Global is a division of AMVESCAP PLC, a publicly traded UK financial holding company located in London.

INVESCO Global is one of the three investment sub-advisers to Nations International Equity Master Portfolio. INVESCO's International Equity Portfolio Management Team is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio.

Putnam Investment Management LLC
Putnam is a wholly-owned subsidiary of Putnam Investments, Inc., which, except for shares held by employees, is owned by Marsh & McLennan Companies.

Putnam is one of three investment sub-advisers to Nations International Equity Master Portfolio. Putnam's Core International Equity Group is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio.

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201



[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly, as follows:

Stock Funds                         0.23%
International Stock Funds           0.22%
Index Funds                         0.23%
Government and Corporate Bond Funds 0.22%
Municipal Bond Funds                0.22%

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

     [Graphic]
      For more information
      about how to choose a
      share class, contact your
      investment professional or
      call us at 1.800.321.7854.

     Before you invest, please note that, over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.



                                    [Graphic]

      Choosing a share class

Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares of each Fund offered by this prospectus except Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, which don't offer Investor B Shares to new investors.

Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                                       Nations
                                  Short-Intermediate
                                   Government Fund,
                                       Nations
                                     Intermediate
                      Nations         Bond Fund,
                     Short-Term        Nations
                    Income Fund,      Bond Fund,     Nations Strategic
                      Nations          Nations         Income Fund,      All Stock
                     Short-Term      Intermediate         Nations        Funds and
                     Municipal        Municipal          Municipal     International
Investor A Shares   Income Fund       Bond Fund         Income Fund     Stock Funds
Maximum amount you    no limit         no limit          no limit        no limit
can buy
Maximum front-end      1.00%            3.25%             4.75%           5.75%
sales charge//
Maximum deferred        none             none              none            none
sales charge/1/
Maximum annual         0.25%            0.25%             0.25%           0.25%
distribution        distribution     distribution      distribution    distribution
and shareholder       (12b-1)/         (12b-1)/          (12b-1)/        (12b-1)/
servicing fees     service fee/2/    service fee       service fee     service fee
Conversion feature      none             none              none            none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

/2/These Funds pays this fee under a separate servicing plan.

                                              Nations
                                         Short-Intermediate
                                          Government Fund,
                                        Nations Intermediate
                           Nations           Bond Fund,
                         Short-Term           Nations
                           Income,           Bond Fund,      Nations Strategic
                           Nations            Nations          Income Fund,        All Stock
                         Short-Term         Intermediate          Nations          Funds and
                          Municipal          Municipal           Municipal       International
Investor B Shares        Income Fund         Bond Fund          Income Fund       Stock Funds
Maximum amount you        $250,000           $250,000            $250,000          $250,000
can buy
Maximum front-end           none               none                none              none
sales charge
Maximum deferred            none             3.00%/1/            5.00%/1/          5.00%/1/
sales charge
Redemption fee              none               none                none              none
Maximum annual              0.75%              0.75%               0.75%             0.75%
distribution and      distribution and     distribution        distribution      distribution
shareholder servicing  (12b-1) fee and    (12b-1) fee and     (12b-1) fee and   (12b-1) fee and
fees                  0.25% service fee  0.25% service fee   0.25% service fee 0.25% service fee
Conversion feature          none                yes                 yes               yes

/1/This charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

                                               Nations
                                          Short-Intermediate
                                           Government Fund,
                                         Nations Intermediate
                           Nations            Bond Fund,
                          Short-Term           Nations
                         Income Fund,         Bond Fund,      Nations Strategic
                           Nations             Nations          Income Fund,        All Stock
                          Short-Term         Intermediate          Nations          Funds and
                          Municipal           Municipal           Municipal       International
Investor C Shares        Income Fund          Bond Fund          Income Fund       Stock Funds
Maximum amount you         no limit           no limit            no limit          no limit
can buy
Maximum front-end            none               none                none              none
sales charge
Maximum deferred sales       1.00%              1.00%               1.00%             1.00%
charge/1/
Redemption fee               none               none                none              none
Maximum annual               0.75%              0.75%               0.75%             0.75%
distribution and         distribution       distribution        distribution      distribution
shareholder servicing   (12b-1) fee and    (12b-1) fee and     (12b-1) fee and   (12b-1) fee and
fees                   0.25% service fee  0.25% service fee   0.25% service fee 0.25% service fee
Conversion feature           none               none                none              none

/1/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares --Contingent deferred sales charge for details.

[Graphic]
     The offering price per share is the net asset value per share plus any sales charge that applies.

     The net asset value per share is the price of a share calculated by a Fund every business day.



The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

[Graphic]


     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the Fund you're buying and the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

     Nations Short-Term Income Fund
     Nations Short-Term Municipal Income Fund

                                                              Amount
                                                             retained
                                                            by selling
                            Sales charge   Sales charge       agents
                           as a % of the   as a % of the  as a % of the
                           offering price net asset value offering price
       Amount you bought     per share       per share      per share
       $0 - $99,999            1.00%           1.01%          0.75%
       $100,000 - $249,999     0.75%           0.76%          0.50%
       $250,000 - $999,999     0.50%           0.50%          0.40%
       $1,000,000 or more      0.00%           0.00%         1.00%/1/

     Nations Short-Intermediate Government Fund
     Nations Intermediate Bond Fund
     Nations Bond Fund
     Nations Intermediate Municipal Bond Fund

                                                               Amount
                                                              retained
                                                             by selling
                             Sales charge   Sales charge       agents
                            as a % of the   as a % of the  as a % of the
                            offering price net asset value offering price
       Amount you bought      per share       per share      per share
       $0 - $99,999             3.25%           3.36%          3.00%
       $100,000 - $ 249,999     2.50%           2.56%          2.25%
       $250,000 - $ 499,999     2.00%           2.04%          1.75%
       $500,000 - $ 999,999     1.50%           1.53%          1.25%
       $1,000,000 or more       0.00%           0.00%         1.00%/1/

     Nations Strategic Income Fund
     Nations Municipal Income Fund

                                                              Amount
                                                             retained
                                                            by selling
                            Sales charge   Sales charge       agents
                           as a % of the   as a % of the  as a % of the
                           offering price net asset value offering price
       Amount you bought     per share       per share      per share
       $0 - $49,999            4.75%           4.99%          4.25%
       $50,000 - $99,999       4.50%           4.71%          4.00%
       $100,000 - $249,999     3.50%           3.63%          3.00%
       $250,000 - $499,999     2.50%           2.56%          2.25%
       $500,000 - $999,999     2.00%           2.04%          1.75%
       $1,000,000 or more      0.00%           0.00%         1.00%/1/

     /1/1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

All Stock Funds and all International Stock Funds

                                                    Amount retained
                     Sales charge   Sales charge   by selling agents
                    as a % of the   as a % of the    as a % of the
                    offering price net asset value  offering price
Amount you bought     per share       per share        per share
$0 - $49,999            5.75%           6.10%           5.00%
$50,000 - $99,999       4.50%           4.71%           3.75%
$100,000 - $249,999     3.50%           3.63%           2.75%
$250,000 - $499,999     2.50%           2.56%           2.00%
$500,000 - $999,999     2.00%           2.04%           1.75%
$1,000,000 or more      0.00%           0.00%          1.00%/1/

/1/ 1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]



     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them. Investor B Shares are not available for Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

Nations Short-Intermediate Government Fund
Nations Intermediate Bond Fund
Nations Bond Fund
Nations Intermediate Municipal Bond Fund

if you sell your shares
during the following year:                       You'll pay a CDSC of:
-----------------------------------------------------------------------------------------
                                                                      Shares
                                                                        you
                                                                      bought     Shares
                                 Shares                             on or after   you
                               you bought Shares you bought between  1/1/1996    bought
                                 after     8/1/1997 and 11/15/1998  and before   before
                               11/15/1998 in the following amounts:  8/1/1997   1/1/1996
                               ---------- ------------------------- ----------- --------
                                                          500,000 -
                                          $0 -$499,999    $999,999
the first year you own them       3.0%        3.0%          2.0%       none       4.0%
the second year you own them      3.0%        2.0%          1.0%       none       3.0%
the third year you own them       2.0%        1.0%          none       none       3.0%
the fourth year you own them      1.0%        none          none       none       2.0%
the fifth year you own them       none        none          none       none       2.0%
the sixth year you own them       none        none          none       none       1.0%
after six years of owning them    none        none          none       none       none

Nations Strategic Income Fund
Nations Municipal Income Fund


If you sell your shares during the
following year:                                          You'll pay a CDSC of:
------------------------------------------------------------------------------------------------------
                                                                                   Shares
                                                                                     you
                                                                                   bought     Shares
                                     Shares                                      on or after   you
                                   you bought     Shares you bought between       1/1/1996    bought
                                     after         8/1/1997 and 11/15/1998       and before   before
                                   11/15/1998     in the following amounts:       8/1/1997   1/1/1996
                                   ---------- ---------------------------------- ----------- --------
                                                           $250,000 - $500,000 -
                                              $0 -$249,999  $499,999   $999,999
  the first year you own them         5.0%        4.0%        3.0%       2.0%       none       5.0%
  the second year you own them        4.0%        3.0%        2.0%       1.0%       none       4.0%
  the third year you own them         3.0%        3.0%        1.0%       none       none       3.0%
  the fourth year you own them        3.0%        2.0%        none       none       none       2.0%
  the fifth year you own them         2.0%        1.0%        none       none       none       2.0%
  the sixth year you own them         1.0%        none        none       none       none       1.0%
  after six years of owning them      none        none        none       none       none       none

All Stock Funds and International Stock Funds

If you sell your shares
during the following year:                          You'll pay a CDSC of:
------------------------------------------------------------------------------------------------
                                                                             Shares
                                                                               you
                                                                             bought     Shares
                                 Shares                                    on or after   you
                               you bought    Shares you bought between      1/1/1996    bought
                                 after        8/1/1997 and 11/15/1998      and before   before
                               11/15/1998    in the following amounts:      8/1/1997   1/1/1996
                               ---------- -------------------------------- ----------- --------
                                                      $250,000- $500,000 -
                                          $0-$249,999 $499,999   $999,999
the first year you own them       5.0%       5.0%       3.0%       2.0%       none       5.0%
the second year you own them      4.0%       4.0%       2.0%       1.0%       none       4.0%
the third year you own them       3.0%       3.0%       1.0%       none       none       3.0%
the fourth year you own them      3.0%       3.0%       none       none       none       2.0%
the fifth year you own them       2.0%       2.0%       none       none       none       2.0%
the sixth year you own them       1.0%       1.0%       none       none       none       1.0%
after six years of owning them    none       none       none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

     Nations Short-Intermediate Government Fund
     Nations Intermediate Bond Fund
     Nations Bond Fund
     Nations Intermediate Municipal Bond Fund

                                      Will convert to Investor A Shares
         Investor B Shares you bought    after you've owned them for
           after November 15, 1998               eight years
           between August 1, 1997
           and November 15, 1998
             $0 - $499,999                        six years
             $500,000 - $999,999                 five years
           before August 1, 1997                  six years

     Nations Strategic Income Fund
     Nations Municipal Income Fund

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $249,999                       nine years
    $250,000 - $499,999                  six years
    $500,000 - $999,999                 five years
  before August 1, 1997                 eight years

     All Stock Funds and International Stock Funds

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $249,000                       nine years
    $250,000 - $499,999                  six years
    $500,000 - $999,999                 five years
   before August 1, 1997                nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
     Please contact your investment professional for more information about reductions and waivers of sales charges.

     You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

     We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.



                                    [Graphic]

     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions acting as fiduciaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Funds

      .former shareholders of Class B Shares of the Special Equity Portfolio of
       The Capitol Mutual Funds who held these shares as of January 31, 1994 or received Investor A Shares of Nations Aggressive Growth Fund may buy Investor A Shares of Nations Aggressive Growth Fund without paying a front-end sales charge

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares of all Funds except Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund, without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions (except in the case of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund):

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
      Buying, selling and exchanging shares

You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor A Shares of the Index Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                                Ways to
                              buy, sell or            How much you can buy,
                                exchange                sell or exchange
                              ------------- ------------------------------------------
Buying shares                 In a lump sum minimum initial investment:
                                            .1,000 for regular accounts
                                            .$500 for traditional and Roth IRA
                                             accounts
                                            .$250 for certain fee-based accounts
                                            .no minimum for certain retirement plan
                                             accounts like 401(k) plans and SEP
                                             accounts, but other restrictions apply
                                             minimum additional investment:
                                            .$100 for all accounts
                              Using our     minimum initial investment:
                              Systematic    .$100
                              Investment    minimum additional investment:
                              Plan          .$50
Selling shares                In a lump sum .you can sell up to $50,000 of your shares
                                             by telephone, otherwise there are no
                                             limits to the amount you can sell
                                            .other restrictions may apply to
                                             withdrawals from retirement plan
                                             accounts



                              Using our     .minimum $25 per withdrawal
                              Automatic
                              Withdrawal
                              Plan



Exchanging shares             In a lump sum .minimum $1,000 per exchange





















                              Using our     .minimum $25 per exchange
                              Automatic
                              Exchange
                              Feature


                                              Other things to know
                              ----------------------------------------------------
Buying shares                 There is no limit to the amount you can invest in
                              Investor A and C Shares. You can invest up to
                              $250,000 in Investor B Shares.

                              Investor B Shares are only available to existing shareholders of Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund.



                              You can buy shares twice a month, monthly or quarterly, using automatic transfers from your bank account

Selling shares                We'll deduct any CDSC from the amount you're
                              selling and send you or your selling agent the
                              balance, usually within three business days of
                              receiving your order.
                              If you paid for your shares with a check that wasn't
                              certified, we'll hold the sale proceeds when you
                              sell those shares for at least 15 days after the
                              trade date of the purchase, or until the check has
                              cleared.
                              Your account balance must be at least $10,000 to
                              set up the plan. You can make withdrawals twice a
                              month, monthly, quarterly, bi-annually or
                              annually. We'll send your money by check or
                              deposit it directly to your bank account. No CDSC
                              is deducted if you withdraw 12% or less of the
                              value of your shares in a class.
Exchanging shares             You can exchange your Investor A Shares for
                              Investor A shares of any other Nations Fund,
                              except Index Funds. You won't pay a front-end
                              sales charge, CDSC or redemption fee on the
                              shares you're exchanging.
                              You can exchange your Investor B Shares for:
                              .Investor B Shares of any other Nations Fund,
                               except Nations Money Market Funds
                              .Investor B Shares of Nations Reserves Money
                               Market Funds
                              You can exchange your Investor C Shares for:
                              .Investor C Shares of any other Nations Fund,
                               except Nations Money Market Funds
                              .Investor C Shares of Nations Reserves Money
                               Market Funds
                              If you received Investor C Shares of a Fund from an
                              exchange of Investor A Shares of a Managed Index
                              Fund, you can also exchange these shares for
                              Investor A Shares of an Index Fund. You won't pay
                              a CDSC on the shares you're exchanging.
                              You can exchange Investor A Shares of an Index
                              Fund for Investor A Shares of any other Index Fund.
                              You must already have an investment in the Funds
                              into which you want to exchange. You can make
                              exchanges monthly or quarterly.


[Graphic]
     A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

       .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

       .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

       .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

       .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     The offering price per share is the net asset value per share plus any sales charge that applies.

     The net asset value per share is the price of a share calculated by a Fund every business day.


[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .Except for the Index Funds, you buy Investor A Shares at the offering price per share. You buy Index Funds and Investor B and Investor C Shares at net asset value per share.

         .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

         .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         .$500 for traditional and Roth individual retirement accounts (IRAs)

         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         .$100 using our Systematic Investment Plan

         .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

       .You can buy shares twice a month, monthly or quarterly.

       .You can choose to have us transfer your money on or about the 15th or the last day of the month.

       .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

     [Graphic]
      For more information
      about telephone orders,
      see How orders are
      processed.



[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We'll deduct any CDSC from the amount you're selling and send you the balance.

         .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.



Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

         .Your account balance must be at least $10,000 to set up the plan.

         .If you set up the plan after you've opened your account, your signature must be guaranteed.

         .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

         .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

         .We'll send you a check or deposit the money directly to your bank account.

         .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You must exchange at least $1,000, or $25 if you use our Automatic
          Exchange Feature.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares

         .You can exchange Investor A Shares of an Index Fund for Investor A
          Shares of any other Index Fund.

         .If you received Investor A Shares of a Managed Index Fund through a conversion of Investor C Shares originally bought through a 401(k) plan, you can also exchange your shares for:

          .Investor C Shares of any other Nations Fund, except Nations Money
           Market Funds

          .Investor C Shares of Nations Reserves Money Market Funds

         .You can exchange Investor A Shares of the other Funds for Investor A
          Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

         .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

         .You won't pay a CDSC, if applicable, on the shares you're exchanging.
          Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

         .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

         .If you received Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund directly or indirectly from an exchange of Investor B Shares of another Fund, you can exchange these shares for:

          .Investor B Shares of any other Nations Fund, except Nations Money
           Market Funds; or

          .Investor B Shares of Nations Reserves Money Market Funds.

         A CDSC may apply to the shares you receive from the exchange, and to any Investor B Shares you receive from an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received from the exchange.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of a Fund for:

         .Investor B Shares of any other Nations Fund, except Nations Money
          Market Funds

         .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of a Fund for:

         .Investor C Shares of any other Nations Fund, except Nations Money
          Market Funds

         .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

         .Send your request to PFPC in writing or call 1.800.321.7854.

         .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

         .You must already have an investment in the Funds you want to exchange.

         .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

         .The rules for making exchanges apply to automatic exchanges.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

     Your selling agent may charge other fees for services provided to your account.



                                    [Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares of the Stock Funds and International Stock Funds. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.25% of the offering price per share of Investor A Shares of the Government & Corporate Bond and Municipal Bond Funds. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                  Maximum annual distribution (12b-1)
                                    and shareholder servicing fees
                                (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee/1/
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

/1/Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund pay this fee under a separate servicing plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .additional amounts on all sales of shares:

    .an amount of up to 1.00% of the net asset value per share on all sales of Investor A Shares of the Index Funds

    .up to 1.00% of the offering price per share of Investor A Shares of all other Funds

    .up to 1.00% of the net asset value per share of Investor B Shares

    .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. The frequency of distributions of net investment income varies by Fund:

                                               Frequency of
Fund                                       income distributions
Nations Convertible Securities Fund             quarterly
Nations Value Fund                                monthly
Nations Strategic Growth Fund                     monthly
Nations Capital Growth Fund                       monthly
Nations MidCap Growth Fund                      quarterly
Nations Small Company Fund                        monthly
Nations International Value Fund                 annually
Nations International Equity Fund               quarterly
Nations Emerging Markets Fund                   quarterly
Nations LargeCap Index Fund                     quarterly
Nations SmallCap Index Fund                     quarterly
Nations Managed Index Fund                        monthly
Nations Short-Term Income Fund                    monthly
Nations Short-Intermediate Government Fund        monthly
Nations Intermediate Bond Fund                    monthly
Nations Bond Fund                                 monthly
Nations Strategic Income Fund                     monthly
Nations Short-Term Municipal Income Fund          monthly
Nations Intermediate Municipal Bond Fund          monthly
Nations Municipal Income Fund                     monthly

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     For more information about taxes, please see the SAI.



Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Municipal Bond Funds
Distributions that come from a Municipal Bond Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state and local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

Any distributions that come from taxable income or realized capital gain are generally subject to tax. Distributions that come from taxable income and any net short-term capital gain generally are taxable to you as ordinary income. Distributions of net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions from these Funds when determining their taxable income.

Foreign taxes
Mutual funds that maintain most of their portfolio in foreign securities -- like the International Stock Funds -- have special tax considerations. You'll generally be required to:

  .include in your gross income your proportional amount of foreign taxes paid by the fund

  .treat this amount as foreign taxes you paid directly

  .either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

In general, if you are an individual, each year you can claim up to $300 ($600 if you're filing jointly) of foreign taxes paid (or deemed paid) by you as a foreign tax credit against your federal income tax liability.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1/ - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1/ - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1/ - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1/ - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1/ - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file number:
        Nations Funds Trust, 811-09645

        COMBOPROIX-12/01


      Where to find more information
[Graphic]
You'll find more information about Nations Funds Stock, International Stock, Index, Government & Corporate Bond and Municipal Bond Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 [LOGO] Nations Funds

                                    [Graphic]

PRELIMINARY PROSPECTUS DATED [ __ ], 2001
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


      State Municipal
      Bond Funds

 Nations California Municipal Bond Fund

 Nations Florida Intermediate Municipal Bond Fund

 Nations Florida Municipal Bond Fund

 Nations Georgia Intermediate Municipal Bond Fund

 Nations Maryland Intermediate Municipal Bond Fund

 Nations North Carolina Intermediate Municipal Bond Fund

 Nations South Carolina Intermediate Municipal Bond Fund

 Nations Tennessee Intermediate Municipal Bond Fund

 Nations Texas Intermediate Municipal Bond Fund

 Nations Virginia Intermediate Municipal Bond Fund

 The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  NOT FDIC INSURED
  MAY LOSE VALUE
  NO BANK GUARANTEE

      Prospectus -- Investor A, B and C Shares

      December 26, 2001

  NATIONS FUNDS

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 166.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about Nations Funds State Municipal Bond Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Funds
These Funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Each Fund focuses on the potential to earn income that is generally free from federal and state income tax by investing primarily in municipal securities.

Municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of municipal securities. There's always a risk that you'll lose money, or you may not earn as much as you expect.

Because they invest primarily in securities issued by one state and its public authorities and local governments, the Funds are considered to be non-diversified. This means the value of a Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The State Municipal Bond Funds may be suitable for you if:

  .you're looking for income

  .you want to reduce taxes on your investment

  .you have longer-term investment goals

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

Comparing the Funds
There are two groups of State Municipal Bond Funds in the Nations Funds Family:
Intermediate Municipal Bond Funds and Long-Term Municipal Bond Funds. The main difference between the two groups is their portfolio duration -- a measure used to estimate how much a Fund's securities will fluctuate in response to a change in interest rates.

The Long-Term Municipal Bond Funds, which have longer portfolio durations, generally have the potential to earn more income than the Intermediate Municipal Bond Funds, but they also generally have more risk because their prices tend to change more when interest rates change.

The table below is designed to help you understand the differences between these two groups of Funds only and their relative income and risk potential -- you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.

                                                   Income     Risk
                                     Duration     potential potential
Intermediate Municipal Bond Funds   3 to 6 yrs    moderate  moderate
Long-Term Municipal Bond Funds    more than 6 yrs   high      high

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 6.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------



[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.


     [Graphic]
      You'll find more about
      BA Advisors and BACAP starting on page 67.


[Graphic]
        About the Funds

Nations California Municipal Bond Fund                   6
Sub-adviser: BACAP
------------------------------------------------------------
Nations Florida Intermediate Municipal Bond Fund        11
Sub-adviser: BACAP
------------------------------------------------------------
Nations Florida Municipal Bond Fund                     16
Sub-adviser: BACAP
------------------------------------------------------------
Nations Georgia Intermediate Municipal Bond Fund        21
Sub-adviser: BACAP
------------------------------------------------------------
Nations Maryland Intermediate Municipal Bond Fund       26
Sub-adviser: BACAP
------------------------------------------------------------
Nations North Carolina Intermediate Municipal Bond Fund 31
Sub-adviser: BACAP
------------------------------------------------------------
Nations South Carolina Intermediate Municipal Bond Fund 36
Sub-adviser: BACAP
------------------------------------------------------------
Nations Tennessee Intermediate Municipal Bond Fund      41
Sub-adviser: BACAP
------------------------------------------------------------
Nations Texas Intermediate Municipal Bond Fund          46
Sub-adviser: BACAP
------------------------------------------------------------
Nations Virginia Intermediate Municipal Bond Fund       51
Sub-adviser: BACAP
------------------------------------------------------------

Other important information 56
--------------------------------
How the Funds are managed   58

[Graphic]
        About your investment

Information for investors
  Choosing a share class                                    60
    About Investor A Shares                                 62
      Front-end sales charge                                62
      Contingent deferred sales charge                      63
    About Investor B Shares                                 63
      Contingent deferred sales charge                      63
    About Investor C Shares                                 65
      Contingent deferred sales charge                      65
    When you might not have to pay a sales charge           66
  Buying, selling and exchanging shares                     69
    How orders are processed                                71
  How selling and servicing agents are paid                 77
  Distributions and taxes                                   79
---------------------------------------------------------------
Terms used in this prospectus                               81
---------------------------------------------------------------
Where to find more information                      back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 115.

[Graphic]
     This Fund at a glance

       .Who should consider investing: Residents of California

       .Duration: More than 6 years

       .Income potential: High

       .Risk potential: High

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations California Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income free of federal income tax and California state individual income tax as is consistent with prudent investment management and preservation of capital.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and California state individual income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations California Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. Adverse conditions affecting California generally could have an impact on California municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor A Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares     Shares
      Maximum sales charge (load) imposed on
       purchases, as a % of offering price            4.75%       none       none
      Maximum deferred sales charge (load) as
       a % of the lower of the original
       purchase price or net asset value             none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
      Management fees                                 0.50%      0.50%      0.50%
      Distribution (12b-1) and shareholder
       servicing fees                                 0.25%      1.00%      1.00%
                                                      0.32%      0.32%      0.32%
      Other expenses                                 -----      -----      -----
      Total annual Fund operating expenses            1.07%      1.82%      1.82%
                                                     (0.22)%    (0.22)%    (0.22)%
      Fee waivers and/or reimbursements              -------    -------    -------
      Total net expenses/5/                           0.85%      1.60%      1.60%
                                                     =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $558   $779   $1,018   $1,702
Investor B Shares  $663   $851   $1,165   $1,922
Investor C Shares  $263   $551    $965    $2,119

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $163   $551    $965    $1,922
Investor C Shares  $163   $551    $965    $2,119

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about BACAP on page 115.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Florida State Municipal Bond Funds.

       .Who should consider investing: Residents of Florida

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Florida Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Florida state intangibles tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Florida Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities of the state of Florida, its public authorities and local governments. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Florida state intangibles tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Florida and its municipalities, is more vulnerable to unfavorable developments in Florida than funds that invest in municipal bonds of many different states. For example, the state's economy relies on various industries including retirement migration, tourism and agriculture, which have historically driven the economy, as well as high technology jobs, service sector jobs and international trade which complement the three traditional industries. Adverse conditions affecting these industries could have an impact on Florida municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed
on purchases, as a % of offering price      3.25%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    3.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.40%      0.40%      0.40%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.31%      0.31%      0.31%
Other expenses                              -----      -----      -----
Total annual Fund operating expenses        0.96%      1.71%      1.71%
                                           (0.21)%    (0.21)%    (0.21)%
Fee waivers and/or reimbursements          -------    -------    -------
Total net expenses/5/                       0.75%      1.50%      1.50%
                                            =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $601    $819    $1,448
Investor B Shares  $453   $718    $909    $1,803
Investor C Shares  $253   $518    $909    $2,002

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $518    $909    $1,803
Investor C Shares  $153   $518    $909    $2,002

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 115.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Florida State Municipal Bond Funds.

       .Who should consider investing: Residents of Florida

       .Duration: More than 6 years

       .Income potential: High

       .Risk potential: High

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Florida Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade long-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Florida state intangibles tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

    [Graphic]

     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Florida Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities of the state of Florida, its public authorities and local governments. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Florida state intangibles tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Florida and its municipalities, is more vulnerable to unfavorable developments in Florida than funds that invest in municipal bonds of many different states. For example, the state's economy relies on various industries including retirement migration, tourism and agriculture, which have historically driven the economy, as well as high technology jobs, service sector jobs and international trade which complement the three traditional industries. Adverse conditions affecting these industries could have an impact on Florida municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed
on purchases, as a % of offering price      4.75%       none      none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.50%      0.50%      0.50%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.33%      0.33%      0.33%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        1.08%      1.83%      1.83%
                                           (0.23)%    (0.23)%    (0.23)%
Fee waivers and/or reimbursements          -------    -------    -------
Total net expenses/5/                       0.85%      1.60%      1.60%
                                           =====      =====      =====

     /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/ This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $558   $781   $1,022   $1,712
Investor B Shares  $663   $853   $1,169   $1,932
Investor C Shares  $263   $553    $969    $2,129

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $163   $553    $969    $1,932
Investor C Shares  $163   $553    $969    $2,129

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 115.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Georgia State Municipal Bond Funds.

       .Who should consider investing: Residents of Georgia

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Georgia Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and Georgia state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Georgia state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Georgia Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Georgia state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Georgia and its municipalities, is more vulnerable to unfavorable developments in Georgia than funds that invest in municipal bonds of many different states. For example, the state's economy relies on various industries such as textiles, apparel, automobile production, real estate and construction. Adverse conditions affecting these industries could have an impact on Georgia municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load) imposed on
   purchases, as a % of offering price         3.25%       none       none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/    3.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             0.40%      0.40%      0.40%
   Distribution (12b-1) and shareholder
   servicing fees                              0.25%      1.00%      1.00%
                                               0.33%      0.33%      0.33%
   Other expenses                             -----      -----      -----
   Total annual Fund operating expenses        0.98%      1.73%      1.73%
                                              (0.23)%    (0.23)%    (0.23)%
   Fee waivers and/or reimbursements          -------    -------    -------
   Total net expenses/5/                       0.75%      1.50%      1.50%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $605    $828    $1,469
Investor B Shares  $453   $723    $917    $1,823
Investor C Shares  $253   $523    $917    $2,022

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $523    $917    $1,823
Investor C Shares  $153   $523    $917    $2,022

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 68.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Maryland State Municipal Bond Funds.

       .Who should consider investing: Residents of Maryland

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Maryland Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and Maryland state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Maryland state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:
  .looks at a security's potential to generate both income and price appreciation
  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change
  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows
  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

    [Graphic]

     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Maryland Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

  .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Maryland state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

  .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Maryland and its municipalities, is more vulnerable to unfavorable developments in Maryland than funds that invest in municipal bonds of many different states. For example, the state's economy relies on the service, wholesale and retail trade, government and manufacturing sectors of the economy. Adverse conditions affecting these sectors could have an impact on Maryland municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Shareholder fees                           Investor A Investor B Investor C
  (Fees paid directly from your investment)    Shares     Shares     Shares
  Maximum sales charge (load) imposed
  on purchases, as a % of offering price       3.25%       none       none
  Maximum deferred sales charge
  (load) as a % of the lower of the original
  purchase price or net asset value           none/1/    3.00%/2/   1.00%/3/

  Annual Fund operating expenses/4/
  (Expenses that are deducted from the Fund's assets)
  Management fees                              0.40%      0.40%      0.40%
  Distribution (12b-1) and shareholder
  servicing fees                               0.25%      1.00%      1.00%
                                               0.31%      0.31%      0.31%
  Other expenses                              -----      -----      -----
  Total annual Fund operating expenses         0.96%      1.71%      1.71%
                                              (0.21)%    (0.21)%    (0.21)%
  Fee waivers and/or reimbursements           -------    -------    -------
  Total net expenses/5/                        0.75%      1.50%      1.50%
                                              =====      =====      =====


    /1/ A $1.00 maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

    /2/ This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

    /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

    /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

    /5/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $601    $819    $1,448
Investor B Shares  $453   $718    $909    $1,803
Investor C Shares  $253   $518    $909    $2,002

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $518    $909    $1,803
Investor C Shares  $153   $518    $909    $2,002

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 68.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two North Carolina State Municipal Bond Funds.

       .Who should consider investing: Residents of North Carolina

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations North Carolina Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and North Carolina state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and North Carolina state income tax.
The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in municipal high yield debt securities.
The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.
The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.
Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.
When selecting individual investments, the team:
  .looks at a security's potential to generate both income and price appreciation
  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change
  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows
  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.
The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations North Carolina Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on North Carolina municipal securities, and are generally free from federal income tax and North Carolina state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by North Carolina and its municipalities, is more vulnerable to unfavorable developments in North Carolina than funds that invest in municipal bonds of many different states. For example, the state's economy relies significantly on a combination of industries such as manufacturing, agriculture (tobacco), biotechnology (including pharmaceutical research), educational services, banking and tourism. Also, North Carolina voters have approved the issuance of $3.1 billion of bonds for the state's universities and community colleges which would more than double the state's bonds outstanding. These factors could have a significant impact on North Carolina state and municipal securities.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price         3.25%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    3.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.40%      0.40%      0.40%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.31%      0.31%      0.31%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        0.96%      1.71%      1.71%
                                           (0.21)%    (0.21)%    (0.21)%
Fee waivers and/or reimbursements          -------    -------    -------
Total net expenses/5/                       0.75%      1.50%      1.50%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $601    $819    $1,448
Investor B Shares  $453   $718    $909    $1,803
Investor C Shares  $253   $518    $909    $2,002

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $518    $909    $1,803
Investor C Shares  $153   $518    $909    $2,002

\



[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 68.


[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two South Carolina State Municipal Bond Funds.

       .Who should consider investing: Residents of South Carolina

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.



Nations South Carolina Intermediate
Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and South Carolina state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and South Carolina state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations South Carolina Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and South Carolina state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by South Carolina and its municipalities, is more vulnerable to unfavorable developments in South Carolina than funds that invest in municipal bonds of many different states. Traditionally, South Carolina has primarily relied upon agriculture, manufacturing and related industries and services. However, recent positive growth in the state's economy has been driven by gains in the tourism, business services and international trade industries. Adverse conditions affecting any of these industries could have an impact on South Carolina municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
    Maximum sales charge (load) imposed
    on purchases, as a % of offering price     3.25%       none       none
    Maximum deferred sales charge (load)
    as a % of the lower of the original
    purchase price or net asset value         none/1/    3.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
    Management fees                            0.40%      0.40%      0.40%
    Distribution (12b-1) and shareholder
    servicing fees                             0.25%      1.00%      1.00%
                                               0.30%      0.30%      0.30%
    Other expenses                            -----      -----      -----
    Total annual Fund operating expenses       0.95%      1.70%      1.70%
                                              (0.20)%    (0.20)%    (0.20)%
    Fee waivers and/or reimbursements         -------    -------    -------
    Total net expenses/5/                      0.75%      1.50%      1.50%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $599    $815    $1,437
Investor B Shares  $453   $716    $904    $1,793
Investor C Shares  $253   $516    $904    $1,992

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $516    $904    $1,793
Investor C Shares  $153   $516    $904    $1,992

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 68.


[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Tennessee State Municipal Bond Funds.

       .Who should consider investing: Residents of Tennessee

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Tennessee Intermediate Municipal
Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.
Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Tennessee Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and the Tennessee Hall Income Tax on unearned income, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Tennessee and its municipalities, is more vulnerable to unfavorable developments in Tennessee than funds that invest in municipal bonds of many different states. For example, the state's economic diversity has improved substantially over the last several years with investments announced in new and expanding businesses. Adverse conditions affecting these investments could have an impact on Tennessee municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load) imposed on
   purchases, as a % of offering price         3.25%       none       none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/    3.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             0.40%      0.40%      0.40%
   Distribution (12b-1) and shareholder
   servicing fees                              0.25%      1.00%      1.00%
                                               0.44%      0.44%      0.44%
   Other expenses                             -----      -----      -----
   Total annual Fund operating expenses        1.09%      1.84%      1.84%
                                              (0.34)%    (0.34)%    (0.34)%
   Fee waivers and/or reimbursements          -------    -------    -------
   Total net expenses/5/                       0.75%      1.50%      1.50%
                                              =====      =====      =====

     /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/ This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
               Investor A Shares  $399   $628    $875    $1,583
               Investor B Shares  $453   $746    $964    $1,934
               Investor C Shares  $253   $546    $964    $2,131

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $153   $546    $964    $1,934
               Investor C Shares  $153   $546    $964    $2,131

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 68.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Texas State Municipal Bond Funds.

       .Who should consider investing: Residents of Texas

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.



Nations Texas Intermediate Municipal Bond
Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Texas Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities of the state of Texas, its public authorities and local governments. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and is generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Texas and its municipalities, is more vulnerable to unfavorable developments in Texas than funds that invest in municipal bonds of many different states. For example, the state's economy relies significantly on the high-technology, oil, real estate and agriculture industries as well as the service-producing and goods-producing sectors. Adverse conditions affecting these industries and sectors could have an impact on Texas municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
    Maximum sales charge (load) imposed on
    purchases, as a % of offering price        3.25%       none       none
    Maximum deferred sales charge (load)
    as a % of the lower of the original
    purchase price or net asset value         none/1/    3.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
    Management fees                            0.40%      0.40%      0.40%
    Distribution (12b-1) and shareholder
    servicing fees                             0.25%      1.00%      1.00%
                                               0.30%      0.30%      0.30%
    Other expenses                            -----      -----      -----
    Total annual Fund operating expenses       0.95%      1.70%      1.70%
                                              (0.20)%    (0.20)%    (0.20)%
    Fee waivers and/or reimbursements         -------    -------    -------
    Total net expenses/5/                      0.75%      1.50%      1.50%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $599    $815    $1,437
Investor B Shares  $453   $716    $904    $1,793
Investor C Shares  $253   $516    $904    $1,992

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $516    $904    $1,793
Investor C Shares  $153   $516    $904    $1,992

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 68.

[Graphic]
     This Fund at a glance

     This information is designed to help you compare the two Virginia State Municipal Bond Funds.

       .Who should consider investing: Residents of Virginia

       .Duration: 3 to 6 years

       .Income potential: Moderate

       .Risk potential: Moderate

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Virginia Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal and Virginia state income taxes consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is generally free from federal income tax and Virginia state income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Virginia Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Virginia state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Virginia and its municipalities, is more vulnerable to unfavorable developments in Virginia than funds that invest in municipal bonds of many different states. Traditionally, Virginia's economy has relied heavily upon industries such as agriculture (tobacco) and federal government-related employment. However, recent growth in the state's economy has been related to new businesses in high-technology, wine-producing and tourism industries. Adverse conditions affecting the industries could have a significant impact on Virginia municipal securities.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
 Maximum sales charge (load) imposed
 on purchases, as a % of offering price     3.25%       none       none
 Maximum deferred sales charge (load)
 as a % of the lower of the original
 purchase price or net asset value         none/1/    3.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
 Management fees                            0.40%      0.40%      0.40%
 Distribution (12b-1) and shareholder
 servicing fees                             0.25%      1.00%      1.00%
                                            0.30%      0.30%      0.30%
 Other expenses                            -----      -----      -----
 Total annual Fund operating expenses       0.95%      1.70%      1.70%
                                           (0.20)%    (0.20)%    (0.20)%
 Fee waivers and/or reimbursements         -------    -------    -------
 Total net expenses/5/                      0.75%      1.50%      1.50%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
Investor A Shares                   $399   $599    $815    $1,437
Investor B Shares                   $453   $716    $904    $1,793
Investor C Shares                   $253   $516    $904    $1,992

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                   1 year 3 years 5 years 10 years
Investor B Shares                   $153   $516    $904    $1,793
Investor C Shares                   $153   $516    $904    $1,992

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 6. The following are some other risks and information you should consider before you invest:

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive.

Annual investment advisory fee, as a % of average daily net assets

                                                        Maximum
                                                        advisory
                                                          fee
Nations California Municipal Bond Fund                   0.50%
Nations Florida Intermediate Municipal Bond Fund         0.40%
Nations Florida Municipal Bond Fund                      0.50%
Nations Georgia Intermediate Municipal Bond Fund         0.40%
Nations Maryland Intermediate Municipal Bond Fund        0.40%
Nations North Carolina Intermediate Municipal Bond Fund  0.40%
Nations South Carolina Intermediate Municipal Bond Fund  0.40%
Nations Tennessee Intermediate Municipal Bond Fund       0.40%
Nations Texas Intermediate Municipal Bond Fund           0.40%
Nations Virginia Intermediate Municipal Bond Fund        0.40%

[Graphic]
     Banc of America
     Capital Management, LLC
     One Bank of America Plaza
     Charlotte, North Carolina 28255

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds. BACAP's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------

[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

     [Graphic]
      For more information about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.
     [Graphic]
      Before you invest, please note that over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.



[Graphic]
        Choosing a share class

Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares of each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                                    Intermediate         Long-Term
                                     Municipal           Municipal
Investor A Shares                    Bond Funds          Bond Funds
Maximum amount you can buy            no limit            no limit
Maximum front-end sales charge          3.25%               4.75%
Maximum deferred sales charge/1/        none                none
Maximum annual distribution      0.25% distribution  0.25% distribution
and shareholder servicing fees   (12b-1)/service fee (12b-1)/service fee
Conversion feature                      none                none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

                                         Intermediate        Long-Term
                                          Municipal          Municipal
     Investor B Shares                    Bond Funds         Bond Funds
     Maximum amount you can buy            $250,000           $250,000
     Maximum front-end sales charge          none               none
     Maximum deferred sales charge/1/       3.00%              5.00%
     Redemption fee                          none               none
     Maximum annual distribution and  0.75% distribution 0.75% distribution
     shareholder servicing fees        (12b-1) fee and    (12b-1) fee and
                                      0.25% service fee  0.25% service fee
     Conversion feature                      yes                yes

/1/This charge decreases over time. Different charges apply to Investor B
 Shares of certain Funds bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

                                    Intermediate        Long-Term
                                     Municipal          Municipal
Investor C Shares                    Bond Funds         Bond Funds
Maximum amount you can buy            no limit           no limit
Maximum front-end sales charge          none               none
Maximum deferred sales charge/1/       1.00%              1.00%
Redemption fee                          none               none
Maximum annual distribution      0.75% distribution 0.75% distribution
and shareholder servicing fees    (12b-1) fee and    (12b-1) fee and
                                 0.25% service fee  0.25% service fee
Conversion feature                      none               none

/1/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

[Graphic]
     The offering price per share is the net asset value per share plus any sales charge that applies.

     The net asset value per share is the price of a share calculated by a Fund every business day.



[Graphic]
     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the Fund you're buying, and the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                               Amount retained
                                Sales charge   Sales charge   by selling agents
                               as a % of the   as a % of the    as a % of the
                               offering price net asset value  offering price
Amount you bought                per share       per share        per share
Intermediate Municipal
Bond Funds
$0 - $99,999                       3.25%           3.36%           3.00%
$100,000 - $249,999                2.50%           2.56%           2.25%
$250,000 - $499,999                2.00%           2.04%           1.75%
$500,000 - $999,999                1.50%           1.53%           1.25%
$1,000,000 or more                 0.00%           0.00%          1.00%/1/

Long-Term Municipal Bond Funds
$0 - $49,999                       4.75%           4.99%           4.25%
$50,000 - $99,999                  4.50%           4.71%           4.00%
$100,000 - $249,999                3.50%           3.63%           3.00%
$250,000 - $499,999                2.50%           2.56%           2.25%
$500,000 - $999,999                2.00%           2.04%           1.75%
$1,000,000 or more                 0.00%           0.00%          1.00%/1/

     /1/1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]
     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

Intermediate Municipal Bond Funds
If you sell your shares
during the following year:                       You'll pay a CDSC of:
-----------------------------------------------------------------------------------------
                                                                      Shares
                                                                    you bought   Shares
                                 Shares                             on or after   you
                               you bought Shares you bought between  1/1/1996    bought
                                 after     8/1/1997 and 11/15/1998  and before   before
                               11/15/1998 in the following amounts:  8/1/1997   1/1/1996
                               ---------- ------------------------- ----------- --------
                                            $0 -      $500,000 -
                                          $499,999     $999,999
the first year you own them       3.0%      3.0%         2.0%          none       4.0%
the second year you own them      3.0%      2.0%         1.0%          none       3.0%
the third year you own them       2.0%      1.0%         none          none       3.0%
the fourth year you own them      1.0%      none         none          none       2.0%
the fifth year you own them       none      none         none          none       2.0%
the sixth year you own them       none      none         none          none       1.0%
after six years of owning them    none      none         none          none       none

Long-Term Municipal Bond Funds
If you sell your shares
during the following year:                         You'll pay a CDSC of:
----------------------------------------------------------------------------------------------
                                                                           Shares
                                                                         you bought   Shares
                                 Shares                                  on or after   you
                               you bought   Shares you bought between     1/1/1996    bought
                                 after       8/1/1997 and 11/15/1998     and before   before
                               11/15/1998   in the following amounts:     8/1/1997   1/1/1996
                               ---------- ------------------------------ ----------- --------
                                            $0 -   $250,000 - $500,000 -
                                          $249,999  $499,999   $999,999
the first year you own them       5.0%      4.0%      3.0%       2.0%       none       5.0%
the second year you own them      4.0%      3.0%      2.0%       1.0%       none       4.0%
the third year you own them       3.0%      3.0%      1.0%       none       none       3.0%
the fourth year you own them      3.0%      2.0%      none       none       none       2.0%
the fifth year you own them       2.0%      1.0%      none       none       none       2.0%
the sixth year you own them       1.0%      none      none       none       none       1.0%
after six years of owning them    none      none      none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

Intermediate Municipal Bond Funds
                                  Will convert to Investor A Shares
Investor B Shares you bought         after you've owned them for
     after November 15, 1998                 eight years
     between August 1, 1997
     and November 15, 1998
       $0 - $499,999                          six years
       $500,000 - $999,999                   five years
     before August 1, 1997                    six years
Long-Term Municipal Bond Funds
                                  Will convert to Investor A Shares
Investor B Shares you bought         after you've owned them for
     after November 15, 1998                 eight years
     between August 1, 1997
     and November 15, 1998
       $0 - $249,999                         nine years
       $0 - $499,999                          six years
       $500,000 - $999,999                   five years
     before August 1, 1997                   nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[Graphic]
     Please contact your investment professional for more information about reductions and waivers of sales charges.

     You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

     We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.



     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions, acting as fiduciaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Funds

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

      .certain pension, profit sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the tax code)) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit sharing or other employee benefit plans offered to non-U.S. investors

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
     When you sell shares of a mutual fund, the fund is effectively buying them back from you. This is called a redemption.



[Graphic]
       Buying, selling and exchanging shares

You can invest in the Funds through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                                 Ways to
                               buy, sell or          How much you can buy,
                                 exchange              sell or exchange                        Other things to know
                              --------------- ----------------------------------- ----------------------------------------------
Buying shares                 In a lump sum   minimum initial investment:         There is no limit to the amount you can invest
                                              .$1,000 for regular accounts        in Investor A and C Shares. You can invest up
                                              .$250 for certain fee based         to $250,000 in Investor B Shares.
                                               investment accounts
                                              minimum additional investment:
                                              .$100 for all accounts
                              Using our       minimum initial investment:         You can buy shares twice a month, monthly
                              Systematic      .$ 100                              or quarterly, using automatic transfers from
                              Investment Plan minimum additional investment:      your bank account.
                                              .$50
---------------------------------------------------------------------------------------------------------------------------------
Selling shares                In a lump sum   .you can sell up to $50,000 of your We'll deduct any CDSC from the amount
                                               shares by telephone, otherwise     you're selling and send you or your selling
                                               there are no limits to the amount  agent the balance, usually within three
                                               you can sell                       business days of receiving your order.
                                              .other restrictions may apply to    If you paid for your shares with a check that
                                               withdrawals from retirement plan   wasn't certified, we'll hold the sale proceeds
                                               accounts                           when you sell those shares for at least 15
                                                                                  days after the trade date of the purchase, or
                                                                                  until the check has cleared.
                              Using our       .minimum $25 per withdrawal         Your account balance must be at least
                              Automatic                                           $10,000 to set up the plan. You can make
                              Withdrawal Plan                                     withdrawals twice a month, monthly,
                                                                                  quarterly, bi-annually or annually. We'll send
                                                                                  your money by check or deposit it directly to
                                                                                  your bank account. No CDSC is deducted if
                                                                                  you withdraw 12% or less of the value of your
                                                                                  shares in a class.
---------------------------------------------------------------------------------------------------------------------------------
Exchanging shares             In a lump sum   .minimum $1,000 per exchange        You can exchange your Investor A Shares for
                                                                                  Investor A Shares of any other Nations Fund,
                                                                                  except Index Funds. You won't pay a front-
                                                                                  end sales charge, CDSC or redemption fee on
                                                                                  the shares you're exchanging.
                                                                                  You can exchange your Investor B Shares for:
                                                                                  .Investor B Shares of any other Nations
                                                                                   Fund, except Nations Money Market Funds
                                                                                  .Investor B Shares of Nations Reserves
                                                                                   Money Market Funds
                                                                                  You can exchange your Investor C Shares for:
                                                                                  .Investor C Shares of any other Nations
                                                                                   Fund, except Nations Money Market Funds
                                                                                  .Investor C Shares of Nations Reserves
                                                                                   Money Market Funds
                                                                                  If you received Investor C Shares of a Fund
                                                                                  from an exchange of Investor A Shares of a
                                                                                  Managed Index Fund, you can also exchange
                                                                                  these shares for Investor A Shares of an
                                                                                  Index Fund. You won't pay a CDSC on the
                                                                                  shares you're exchanging.
                              Using our       .minimum $25 per exchange           You must already have an investment in the
                              Automatic                                           Funds into which you want to exchange. You
                              Exchange                                            can make exchanges monthly or quarterly.
                              Feature

[Graphic]
     A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     The offering price per share is the net asset value per share plus any sales charge that applies.

     The net asset value per share is the price of a share calculated by a Fund every business day.



[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Investor A Shares at the offering price per share. You buy
          Investor B and Investor C Shares at net asset value per share.

         .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

         .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         .$ 250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         .$ 100 using our Systematic Investment Plan

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

      .You can buy shares twice a month, monthly or quarterly.

      .You can choose to have us transfer your money on or about the 15th or the last day of the month.

      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

   [Graphic]
     For more information
     about telephone orders,
     see How orders are processed.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We'll deduct any CDSC from the amount you're selling and send you the balance.

         .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.



Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

         .Your account balance must be at least $10,000 to set up the plan.

         .If you set up the plan after you've opened your account, your signature must be guaranteed.

         .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

         .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

         .We'll send you a check or deposit the money directly to your bank account.

         .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You must exchange at least $1,000, or $25 if you use our Automatic
          Exchange Feature.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares
     You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

         .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

         .You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

         .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of a Fund for:

         .Investor B Shares of any other Nations Fund, except Nations Money
          Market Funds

         .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of a Fund for:

         .Investor C Shares of any other Nations Fund, except Nations Money
          Market Funds

         .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  .Send your request to PFPC in writing or call 1.800.321.7854.

  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You must already have an investment in the Funds you want to exchange.

  .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

  .The rules for making exchanges apply to automatic exchanges.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred as to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

     Your selling agent may charge other fees for services provided to your account.


                                    [Graphic]

       How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

  .up to 4.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder and servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

    .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

    .additional amounts on all sales of shares:

      .up to 1.00% of the offering price per share of Investor A Shares

      .up to 1.00% of the net asset value per share of Investor B Shares

      .up to 1.00% of the net asset value per share of Investor C Shares

    .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund - which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
       Distributions and taxes

About distributions
A mutual fund can make money two ways:

    .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

    .A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. The Funds declare distributions of net investment income daily and pay them monthly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which may be subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.


How taxes affect your investment
Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax. These distributions are generally not subject to state income tax (or other applicable state tax, like the Florida intangible personal property tax) if a Fund primarily invests in securities from that state and its subdivisions. For example, you generally won't be subject to California state individual income tax on distributions that come from Nations California Municipal Bond Fund's investments in California state and municipal debt obligations. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to the federal alternative minimum tax. Texas doesn't impose state income tax.

Any distributions that come from taxable income or realized capital gain are generally subject to tax. Distributions that come from taxable income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. Distributions of net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

In general, any taxable distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Withholding tax
We're required by federal law to withhold tax on any taxable distributions and redemption proceeds paid to you (including amounts to be paid in securities or other property and exchanges) if:
    .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
    .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

        SEC file number:
        Nations Funds Trust, 811-09645

        SMBPROIX-12/01


      Where to find more information
[Graphic]
You'll find more information about Nations Funds State Municipal Bond Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 [LOGO] Nations Funds

                                    [Graphic]

PRELIMINARY PROSPECTUS DATED [     ], 2001
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Money Market Funds
Adviser Class Shares

  Nations
  Cash Reserves

  Nations Money
  Market Reserves

  Nations
  Treasury Reserves

  Nations
  Government
  Reserves

  Nations
  Municipal Reserves

  Nations Tax-Exempt Reserves

  Nations
  California
  Tax-Exempt
  Reserves

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

      Prospectus
      December 26, 2001

NATIONS FUNDS

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 41.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Adviser Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser --Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and BACAP starting on page 26.


[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             17
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 21
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              26

[Graphic]
      About your investment

Information for investors
  Buying, selling and exchanging shares             29
    How orders are processed                        30
  How selling and servicing agents are paid         34
  Distributions and taxes                           35
-------------------------------------------------------
Financial highlights                                37
-------------------------------------------------------
Terms used in this prospectus                       41
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.12%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.52%
                                                          (0.07)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $160    $284     $646

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other Important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.12%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.52%
                                                          (0.07)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $160    $284     $646

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National
     Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.12%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.52%
                                                          (0.07)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1 /The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2 /The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $160    $284     $646

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Reserves

[Graphic]
     Investment objective
     This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of -- fees shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (Fees
paid directly from your investment)                 Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.14%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.54%
                                                          (0.09)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1 /The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2 /The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $164    $293     $668

[Graphic]
     About the sub-adviser


     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]

      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of -- fees shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.14%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.54%
                                                          (0.09)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1 /The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2 /The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $164    $293     $668

[Graphic]
   About the sub-adviser

   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page  .

   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
   First-tier securities

   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees--shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)           Adviser Class Shares
     Maximum sales charge (load) imposed on purchases           none
     Maximum deferred sales charge (load)                       none

    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
     Management fees                                            0.15%
     Shareholder servicing fees                                 0.25%
     Other expenses                                             0.13%
                                                                -----
     Total annual Fund operating expenses                       0.53%
     Fee waivers and/or reimbursements                         (0.08)%
                                                               -------
     Total net expenses/2/                                      0.45%
                                                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares   $       $       $       $

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.13%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.53%
                                                          (0.08)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $162    $288     $657

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

       .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         .must maintain an average dollar-weighted maturity of 90 days or less

         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

       .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

       .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

       .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

       .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255



[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                                                       Maximum
                                                       advisory
                                                         fee
                Nations Cash Reserves                   0.15%
                Nations Money Market Reserves           0.15%
                Nations Treasury Reserves               0.15%
                Nations Government Reserves             0.15%
                Nations Municipal Reserves              0.15%
                Nations Tax-Exempt Reserves             0.15%
                Nations California Tax-Exempt Reserves  0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201


[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------



[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
       Buying, selling and exchanging shares

This prospectus offers Adviser Class Shares of the Funds. Here are some general rules about this class of shares:

  .Adviser Class Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $100,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Adviser Class Shares.

  .There is no minimum for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Adviser Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Adviser Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:

             .Payment must be received for Nations Treasury Reserves by 4:00
              p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Money Market Reserves by
              4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Cash Reserves by 4:00 p.m.
              Eastern time on the last business day of the calendar year

          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     [Graphic]
      For more information
      about telephone orders,
      see How orders are
      processed.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .You can sell up to $50,000 in shares by telephone if you qualify for telephone orders.

         .If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Adviser Class Shares of a Fund for Adviser Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $100,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]

     The servicing agent may charge other fees for services provided to your account.


[Graphic]


      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Shareholder servicing fees
Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Adviser Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

Other compensation
Servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other servicing agents. Selected servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
       Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information
      about taxes, please see
      the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property redemptions and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

     SEC file number:
     Nations Funds Trust, 811-09645

     ADVISER-12/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)
                1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 [LOGO] Nations Funds

                                    [Graphic]

PRELIMINARY PROSPECTUS DATED [     ], 2001
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


MONEY MARKET FUNDS
CAPITAL CLASS SHARES


Nations
Cash Reserves

Nations Money
Market Reserves

Nations
Treasury Reserves

Nations Government Reserves

Nations
Municipal Reserves

Nations Tax-Exempt Reserves

Nations
California Tax Exempt Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

      Prospectus
      December 26, 2001

NATIONS FUNDS

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


   [Graphic]
     You'll find Terms used in this prospectus on page 40.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Capital Class Shares of the Funds. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [GYroaup'hlilc]find more about BA Advisors and BACAP starting on page 26.


[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             16
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves            19
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 22
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              27

[Graphic]
      About your investment

Information for investors
  Buying, selling and exchanging shares         30
    How orders are processed                    31
  Distributions and taxes                       35
---------------------------------------------------
Terms used in this prospectus                   38
---------------------------------------------------
Where to find more information          back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

    [GraYpohui'cl]l find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
       You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)           Capital Class Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Other expenses                                             0.12%
                                                               -----
    Total annual Fund operating expenses                       0.27%
    Fee waivers and/or reimbursements                         (0.07)%
                                                              -------
                                                               0.20%
    Total net expenses/2/                                      =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
              Capital Class Shares  $20     $80    $145     $336

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub- adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's ''first-tier'' because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Money Market Reserves


[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     There are two kinds of fees-- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)            Capital Class Shares
    Maximum sales charge (load) imposed on purchases             none
    Maximum deferred sales charge (load)                         none

    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                              0.15%
    Other expenses                                               0.12%
                                                                 -----
    Total annual Fund operating expenses                         0.27%
    Fee waivers and/or reimbursements                           (0.07)%
                                                                -------
                                                                 0.20%
    Total net expenses/2/                                        =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       . you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       . you reinvest all dividends and distributions in the Fund

       . your investment has a 5% return each year

       . the Fund's operating expenses remain the same as shown in the table above

       . the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
              Capital Class Shares  $20     $80    $145     $336

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.






[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]

     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees
 (Fees paid directly from your investment)            Capital Class Shares
 Maximum sales charge (load) imposed on purchases            none
 Maximum deferred sales charge (load)                        none

 Annual Fund operating expenses/1/
 (Expenses that are deducted from the Fund's assets)
 Management fees                                             0.15%
 Other expenses                                              0.12%
                                                             -----
 Total annual Fund operating expenses                        0.27%
 Fee waivers and/or reimbursements                          (0.07)%
                                                            -------
                                                             0.20%
 Total net expenses/2/                                       =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.




     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares  $20     $80    $145     $336

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
      You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)            Capital Class Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none

    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                             0.15%
    Oth er expenses                                             0.14%
                                                                -----
    Total annual Fund operating expenses                        0.29%
    Fee waivers and/or reimbursements                          (0.09)%
                                                               -------
                                                                0.20%
    Total net expenses/2/                                       =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.




     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
              Capital Class Shares  $20     $84    $154     $359

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Capital Class Shares
 Maximum sales charge (load) imposed on purchases           none
 Maximum deferred sales charge (load)                       none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                            0.15%
 Other expenses                                             0.14%
                                                            -----
 Total annual Fund operating expenses                       0.29%
 Fee waivers and/or reimbursements                         (0.09)%
                                                           -------
                                                            0.20%
 Total net expenses/2/                                      =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares  $20     $84    $154     $359

[Graphic]
   About the sub-adviser

   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page .

   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
   First-tier securities

   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Capital Class Shares
 Maximum sales charge (load) imposed on purchases           none
 Maximum deferred sales charge (load)                       none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                            0.15%
 Other expenses                                             0.13%
                                                            -----
 Total annual Fund operating expenses                       0.28%
 Fee waivers and/or reimbursements                         (0.08)%
                                                           -------
                                                            0.20%
 Total net expenses/2/                                      =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares   $       $       $       $

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.



Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)            Capital Class Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                             0.15%
    Other expenses                                              0.13%
                                                                -----
    Total annual Fund operating expenses                        0.28%
    Fee waivers and/or reimbursements                          (0.08)%
                                                               -------
                                                                0.20%
    Total net expenses/2/                                       =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares  $20     $82    $149     $348

        Other important information
[Graphic]
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


        How the Funds are managed
[Graphic]
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                   0.15%
Nations Money Market Reserves           0.15%
Nations Treasury Reserves               0.15%
Nations Government Reserves             0.15%
Nations Municipal Reserves              0.15%
Nations Tax-Exempt Reserves             0.15%
Nations California Tax-Exempt Reserves  0.15%

[Graphic]
      Banc of America
      Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255



Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

 Fund                                   BACAP team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201


[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



[Graphic]
      Buying, selling and exchanging shares


This prospectus offers Capital Class Shares of the Funds. Here are some general rules about this class of shares:

  .Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.
  .The minimum initial investment is $1,000,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.
  .There is no minimum for additional investments.
  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
     .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
      Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
     .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
      Eastern time on business days that precede the national holidays observed by the Fund
     .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
  .2:30 p.m. Eastern time for Nations Government Reserves
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.




   [Graphic]
     For more information
     about telephone orders, see How orders are processed.



[Graphic]

     Buying shares

     Here are some general rules for buying shares:

         .You buy Capital Class Shares at net asset value per share.
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time. .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California Tax-Exempt Reserves for up to seven days.
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Capital Class Shares of a Fund for Capital Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $1,000,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
      Distributions and taxes


About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
       For more information about taxes, please see the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
Commercial paper - a money market instrument issued by a large company.
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

        SEC file number:
        Nations Funds Trust, 811-09645

        CAPITAL - 12/01


      Where to find more information
[Graphic]

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)
                 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


 [LOGO] Nations Funds

[Graphic]
PRELIMINARY PROSPECTUS DATED [ __ ], 2001
SUBJECT TO COMPLETION




Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such States.

Money Market Funds
Daily Class Shares


  Nations
  Cash Reserves

  Nations Money Market Reserves

  Nations
  Treasury Reserves

  Nations
  Government
  Reserves

  Nations Municipal Reserves

  Nations Tax-Exempt Reserves

  Nations California
  Tax-Exempt Reserves

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured
May Lose Value
No Bank Guarantee


Prospectus
December 26, 2001

Nations Funds

An overview of the Funds

--------------------------------------------------------------------------------

[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in this prospectus on page 43.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of
     America are paid for the
     services they provide to
     the Funds.



This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Daily Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

    [Graphic]
       You'll find more about
       BA Advisors and BACAP starting on page 26.


[Graphic]
       About the Funds


Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             17
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves            21
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 25
Sub-adviser: BACAP
-------------------------------------------
Other important information            29
------------------------------------------
How the Funds are managed              31

[Graphic]
       About your investment

Information for investors
  Buying, selling and exchanging shares             34
    How orders are processed                        36
  How selling and servicing agents are paid         41
  Distributions and taxes                           42
-------------------------------------------------------
Financial highlights                                44
-------------------------------------------------------
Terms used in this prospectus                       49
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
      About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
      You'll find more about BACAP on page 27.


     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.




Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.






[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                                    Daily Class
        (Fees paid directly from your investment)             Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load)                    none

        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
        Management fees                                         0.15%
        Distribution (12b-1) and shareholder servicing fees     0.60%
                                                                0.12%
        Other expenses                                          -----
        Total annual Fund operating expenses                    0.87%
                                                               (0.07)%
        Fee waivers and/or reimbursements                      -------
        Total net expenses/2/                                   0.80%
                                                                =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $271    $475    $1,066

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about BACAP on page 27.


     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.


[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     Shareholder fees
     (Fees paid directly from your investment)           Daily Class Shares
     Maximum sales charge (load) imposed on purchases           none
     Maximum deferred sales charge (load)                       none

     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
     Management fees                                            0.15%
     Distribution (12b-1) and shareholder servicing fees        0.60%
                                                                0.12%
     Other expenses                                            -----
     Total annual Fund operating expenses                       0.87%
                                                               (0.07)%
     Fee waivers and/or reimbursements                         -----
     Total net expenses/2/                                      0.80%
                                                               =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $271    $475    $1,066

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

    [Graphic]
     You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

 [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

      Shareholder fees
      (Fees paid directly from your investment)          Daily Class Shares
     Maximum sales charge (load) imposed on purchases          none
     Maximum deferred sales charge (load)                      none

     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
     Management fees                                           0.15%
     Distribution (12b-1) and shareholder servicing fees       0.60%
     Other expenses                                            0.12%
                                                              -------
     Total annual Fund operating expenses                      0.87%
     Fee waivers and/or reimbursements                        (0.07)%
                                                              -------
     Total net expenses/2/                                     0.80%
                                                              =======

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Daily Class Shares  $82    $271    $475    $1,066

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

      .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

      .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

      .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fee
(Fees paid directly from your investment)           Daily Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                           0.15%
Distribution (12b-1) and shareholder servicing fees       0.60%
                                                          0.14%
Other expenses                                            -----
Total annual Fund operating expenses                      0.89%
                                                         (0.09)%
Fee waivers and/or reimbursements                        -------
Total net expenses/2/                                     0.80%
                                                          =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $275    $484    $1,088

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees                                     Daily Class
 (Fees paid directly from your investment)              Shares
Maximum sales charge (load) imposed on purchases         none
Maximum deferred sales charge (load)                     none

 Annual Fund operating expenses/1/
 (Expenses that are deducted from the Fund's assets)
Management fees                                          0.15%
Distribution (12b-1) and shareholder servicing fees      0.60%
                                                         0.14%
Other expenses                                           -----
Total annual Fund operating expenses                     0.89%
                                                        (0.09)%
Fee waivers and/or reimbursements                       -------
Total net expenses/2/                                    0.80%
                                                         =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above
0
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2

                                  1 year 3 years 5 years 10 years
               Daily Class Shares  $82    $275    $484    $1,088

3
                                      18
4

5
6
7
[Graphic]
   About the sub-adviser
8
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
9
   [Graphic]
     You'll find more about
     BACAP on page 20.
0
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
1
[Graphic]
   First-tier securities
2
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
3
4
5
Nations Tax-Exempt Reserves
6
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
7
[Graphic]
8
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
9
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
0
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      19
7
8
9
0
1
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
2
3
[Graphic]
4
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
5
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
6
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
7
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
8
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
9
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
                                      20
2
3
4
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
6
7
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
8

                                                    Daily
Shareholder fees                                    Class
(Fees paid directly from your investment)           Shares
Maximum sales charge (load) imposed on purchases     none
Maximum deferred sales charge (load)                 none
Annual Fund operating expenses1
(Expenses that are deducted from the Fund's assets)
Management fees                                      0.15%
Distribution (12b-1) and shareholder servicing fees  0.60%
Other expenses                                       0.13%
                                                     -----
Total annual Fund operating expenses                 0.88%
Fee waivers and/or reimbursements                   (0.08)%
                                                    -------
Total net expenses/2/                                0.80%
                                                     =====

9
  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
0
  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Daily Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                   1 year 3 years 5 years 10 years
Daily Class Shares   $       $       $       $

0
                                      21
1
2
3
4
[Graphic]
     About the sub-adviser
5
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
6
   [Graphic]
     You'll find more about BACAP on page 27.
7
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
8
9
Nations California Tax-Exempt Reserves
0
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
4
The Fund may invest up to 20% of its assets in:
5
  .municipal securities that finance private projects, called private activity bonds
6
  .money market instruments, including repurchase agreements
7
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
                                      22
4
5
6
7
    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
8
9
0
[Graphic]
1
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
2
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
3
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
4
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
5
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
                                      23
7
8
9
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
0
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

Shareholder fees                                    Daily Class
(Fees paid directly from your investment)             Shares
Maximum sales charge (load) imposed on purchases       none
Maximum deferred sales charge (load)                   none
5
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                         0.15%
Distribution (12b-1) and shareholder servicing fees     0.60%
                                                        0.13%
Other expenses                                        -------
Total annual Fund operating expenses                    0.88%
                                                      (0.08)%
Fee waivers and/or reimbursements                     -------
Total net expenses/2/                                   0.80%
                                                      =======

6
  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $273    $480    $1,077

7
                                      24
8
9
0
1
2
[Graphic]
       Other important information
3
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
4
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
5
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
6
       .must maintain an average dollar-weighted maturity of 90 days or less
7
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
8
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
9
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
0
      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
1
       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
2
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or
3
                                      25
4
5
6
7
       because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
8
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
9
                                      26
0
1
2
3
4
[Graphic]
     Banc of America Advisors, LLC
5
     One Bank of America Plaza
     Charlotte, North Carolina 28255
6
7
8
[Graphic]
       How the Funds are managed
9
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
0
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
1
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
2
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
3
The following chart shows the maximum advisory fees BA Advisors can receive:
4
Annual investment advisory fee, as a % of average daily net assets
5
6

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                    0.15%
Nations Money Market Reserves            0.15%
Nations Treasury Reserves                0.15%
Nations Government Reserves              0.15%
Nations Municipal Reserves               0.15%
Nations Tax-Exempt Reserves              0.15%
Nations California Tax-Exempt Reserves   0.15%

7
                                      27
8
9
0
1
[Graphic]
     Banc of America
     Capital Management, LLC
2
     One Bank of America Plaza
     Charlotte, North Carolina 28255
3
4
5
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
6
  .change, add or terminate one or more sub-advisers;
7
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
8
  .materially change a sub-advisory agreement with a sub-adviser.
9
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
0
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
1
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
2
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
3

  Fund                                  BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

4
                                      28
5
6
7
[Graphic]
     Stephens Inc.
8
     111 Center Street
     Little Rock, Arkansas 72201
9
[Graphic]
     PFPC Inc.
0
     400 Bellevue Parkway
     Wilmington, Delaware 19809
1
2
3
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
4
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
5
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
6
                                      29
7
8
9
About your investment
0
--------------------------------------------------------------------------------
1
2
3
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
4
5
6
7
[Graphic]
        Buying, selling and exchanging shares
8
This prospectus offers Daily Class Shares of the Funds. Here are some general rules about this class of shares:
9
  .Daily Class Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:
0
       .Bank of America and certain of its affiliates
1
       .certain other financial institutions and intermediaries.
2
  .The minimum initial investment is $1,000. There is no minimum for additional investments.
3
  .The minimum initial investment is $100 using the Systematic Investment Plan.
   The minimum for additional investments under this plan is $100.
4
  .There are no sales charges for buying, selling or exchanging these shares.
5
You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
6
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
7
                                      30
8
9

                     Ways to
                   buy, sell or               How much you can buy,
                     exchange                   sell or exchange
                  --------------- ----------------------------------------------
Buying shares     In a lump sum   minimum initial investment:
                                  . $1,000
                                  minimum additional investment:
                                  . none
                  Using our       minimum initial investment:
                  Systematic      . $100
                  Investment Plan minimum additional investment:
                                  . $100
-----------------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum   . you can sell up to $50,000 of your
                                       shares by telephone, otherwise
                                       there are no limits to the amount
                                       you can sell
                                  . other restrictions may apply to
                                         withdrawals from retirement plan
                                         accounts
0
1
                  Using our free  . minimum $250 per check
                  checkwriting
                  service
2
                  Using our       . minimum $25 per withdrawal
                  Automatic
                  Withdrawal
                  Plan
3
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per exchange
4
5

6
7
                                 Other things to know
                  --------------------------------------------------
Buying shares     There is no limit to the amount you can invest in
                  Daily Class Shares.
8
9
                  You can buy shares twice a month, monthly or
                  quarterly, using automatic transfers from your
                  bank account.
0
-----------------------------------------------------------------------------------------------------------------------------------
Selling shares    We usually send you the sale proceeds on the
                  same day that we receive your order
1
2
                  If you paid for your shares with a check that
                  wasn't certified, we'll hold the sale proceeds
                  when you sell those shares for at least 15 days
                  after the trade date of the purchase, or until the
                  check has cleared, whichever is later.
                  You can write checks for free. You can only use
                  checks to make partial withdrawals from a Fund.
                  You can't use a check to make a full withdrawal
                  from a Fund.
                  Your account balance must be at least $10,000
                  to set up the plan. You can make withdrawals
                  twice a month, monthly, quarterly, bi-annually
                  or annually. We'll send your money by check or
                  deposit it directly to your bank account.
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares You can exchange Daily Class shares of a Fund for Daily Class Shares of any other Nations
                  Reserves Money Market Fund.

3
                                      31
4
5
6
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
7
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
8
9
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
0
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
1
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
2
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
3
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
4
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
5
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
6
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
7
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
8
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
9
    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
0
    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
1
    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
2
  .2:30 p.m. Eastern time for Nations Government Reserves
3
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
4
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
5
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
6
                                      32
7
8
9
0
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
1
2
Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
3
Here's how telephone orders work:
4
     . If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
5
     . Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
6
     . We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
7
     . Telephone orders may be difficult to complete during periods of significant economic or market change.
8
[Graphic]
     Buying shares
9
     Here are some general rules for buying shares:
0
     . You buy Daily Class Shares at net asset value per share.
1
     . We must receive payment by the following times on the business day
       Stephens, PFPC or their agents receive the order (unless the Fund closes early):
2
      . 5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
        Reserves and Nations Treasury Reserves, except:
3
       . Payment must be received for Nations Treasury Reserves by 4:00 p.m.
         Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
4
       . Payment must be received for Nations Money Market Reserves by 4:00
         p.m. Eastern time on business days that precede national holidays observed by this Fund
5
       . Payment must be received for Nations Cash Reserves by 4:00 p.m.
         Eastern time on the last business day of the calendar year
6
      . 4:00 p.m. Eastern time for Nations Government Reserves, Nations
        Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves
7
       If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
8
     . Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
9
     . Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
0
                                      33
1
2
3
4
5
6
7
   [Graphic]
    For more information about
    telephone orders, see How
    orders are processed.
8
9
0
Systematic Investment Plan
You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.
1
Here's how the plan works:
2
       .You can buy shares twice a month, monthly or quarterly.
3
       .You can choose to have us transfer your money on or about the 15th or the last day of the month.
4
       .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.
5
[Graphic]
     Selling shares
6
     Here are some general rules for selling shares:
7
       .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
8
       .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
9
       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
0
       .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
1
       .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
2
       .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
3
       .We can delay payment of the sale proceeds of Nations Cash Reserves,
        Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the
        NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
4
       .We can delay payment of the sale proceeds of Nations Municipal
        Reserves, Nations Tax-Exempt Reserves or Nations California Tax-Exempt Reserves for up to seven days.
5
                                      34
6
7
8
9
0
      .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
1
     We may sell your shares:
2
      .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
3
      .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
4
      .under certain other circumstances allowed under the 1940 Act
5
Checkwriting service
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.
6
Here's how the service works:
7
      .Each check you write must be for $250 or more.
8
      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.
9
      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.
0
      .We can change or cancel the service by giving you 30 days notice in writing.
1
Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.
2
Here's how the plan works:
3
      .Your account balance must be at least $10,000 to set up the plan.
4
      .If you set up the plan after you've opened your account, your signature must be guaranteed.
5
      .You can choose to have us transfer your money on or about the 10th or the 25th of the month.
6
      .We'll send you a check or deposit the money directly to your bank account.
7
      .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.
8
It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.
9
                                      35
0
1
2
3
[Graphic]
   You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
4
5
6
[Graphic]
     Exchanging shares
7
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
8
     Here's how exchanges work:
9
      .You can exchange Daily Class Shares of a Fund for Daily Class Shares of
       any other Nations Reserves Money Market Fund.
0
      .You must exchange at least $1,000 at a time.
1
      .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
2
      .You may only make exchanges into a Fund that is legally sold in your state of residence.
3
      .You generally may only make an exchange into a Fund that is accepting investments.
4
      .We may limit the number of exchanges you can make within a specified period of time.
5
      .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
6
      .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
7
                                      36
8
9
0
1
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
2
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.
3
     The selling agent may charge other fees for services provided to your account.
4
5
                                    [Graphic]
6
7
      How selling and servicing agents are paid
8
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
9
Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.
0
Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.35% of the average daily net assets of Daily Class Shares of the Funds, some or all of which may be paid to selling agents.
1
Servicing agents may receive a maximum annual shareholder servicing fee of
0.25% of the average daily net assets of Daily Class Shares of the Funds.
2
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
3
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
4
Other compensation
Selling and servicing agents may also receive:
5
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
6
  .an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans
7
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
8
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
9
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
0
                                      37
1
2
3
4
[Graphic]
     The power of compounding
5
     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.
6
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
7
8
9
[Graphic]
        Distributions and taxes
0
About distributions
A mutual fund can make money two ways:
1
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
2
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
3
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
4
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
5
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
6
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
7
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
8
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.
9
                                      38
0
1
2
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
3
     [Graphic]
      For more information about taxes, please see the SAI.
4
5
6
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
7
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
8
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
9
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
0
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
1
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
2
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
3
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
4
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
5
                                      39
6
7
8
9
0
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
1
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
2
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
3
  .the IRS informs us that you are otherwise subject to backup withholding
4
The IRS may also impose penalties against you if you don't give us a correct
TIN.
5
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
6
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
7
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
8
                                      40
9
0
1
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
2
3
4
[Graphic]
        Terms used in this prospectus
5
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
6
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
7
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
8
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
9
Commercial paper - a money market instrument issued by a large company.
0
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
1
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
2
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
3
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
4
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
5
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
6
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
7
                                      41
8
9
0
1
2
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
3
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
4
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
5
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
6
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
7
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
8
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
9
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
0
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
1
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
2
                                      42
3
4
5
6
7
Settlement date - the date on which an order is settled either by payment or delivery of securities.
8
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
9
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
0
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
1
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
2
                                      43
3
4
5
6
        SEC file number:
        Nations Funds Trust, 811-09645
7
        DAILY-12/01
8
9
[Graphic]
      Where to find more information
0
You'll find more information about Nations Money Market Funds in the following documents:
1
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
[Graphic]
2
3
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
4
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
5
     By telephone: 1.800.626.2275 (Institutional Investors)
     1.800.321.7854 (Individual Investors)
6
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
7
     On the Internet: www.nations-funds.com
8
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 [LOGO] Nations Funds
9
0
                                    [Graphic]
1
    PRELIMINARY PROSPECTUS DATED [       ], 2001
    SUBJECT TO COMPLETION
2
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
3
4
Money Market Funds
Institutional Class Shares
5
6
Nations
Cash Reserves
7
Nations
Money Market Reserves
8
Nations
Treasury Reserves
9
Nations
Government
Reserves
0
Nations Municipal Reserves
1
Nations Tax-Exempt Reserves
2
Nations California Tax-Exempt Reserves
3
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
4
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
5
    Prospectus
    December 26, 2001
6
7
NATIONS FUNDS
8
9
0
1
An overview of the Funds
2
--------------------------------------------------------------------------------
3
4
[Graphic]
     Terms used in this prospectus
5
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
6
     [Graphic]
      You'll find Terms used in
      this prospectus on page 41.
7
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
8
     Affiliates of Bank of America are paid for the services they provide to the Funds.
9
0
1
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
2
This prospectus offers Institutional Class Shares of the Funds. This class of shares is designed primarily for institutional investors that purchase their shares through financial institutions or intermediaries. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
3
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
4
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
5
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
6
The Money Market Funds may be suitable for you if:
7
  .you're looking for a relatively low risk investment with stability of principal
8
  .you have short-term income needs
9
They may not be suitable for you if:
0
  .you're looking for higher returns
1
  .you're more comfortable with bank deposits that are FDIC-insured
2
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
3
For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor. You can also contact your investment professional.
4
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
5
                                      2
6
7
8
What's inside
9
--------------------------------------------------------------------------------
0
1
[Graphic]
     Banc of America Advisors, LLC
2
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser --Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
3
     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 31.
4
5
6
[Graphic]
        About the Funds
7

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             16
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves            19
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 22
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              27

8
[Graphic]
        About your investment
9

Information for investors
  Buying, selling and exchanging shares         30
  Shareholder administration fees               35
  Distributions and taxes                       36
---------------------------------------------------
Terms used in this prospectus                   39
---------------------------------------------------
Where to find more information          back cover

0
                                      3
1
2
3
4
[Graphic]
     About the sub-adviser
5
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
6
     [Graphic]
      You'll find more about
      BACAP on page 32.
7
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
8
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
9
[Graphic]
     First-tier securities
0
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
1
2
3
Nations Cash Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund will only buy first-tier securities. These securities include primarily:
8
  .commercial paper
9
  .bank obligations
0
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
1
  .short-term taxable municipal securities
2
  .repurchase agreements secured by first-tier securities or U.S. government obligations
3
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument.
8
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
9
                                      4
0
1
2
3
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
4
5
6
[Graphic]
7
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
                                      5
2
3
4
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
6
7
8
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
9
0
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
1

       Shareholder fees                                    Institutional
       (Fees paid directly from your investment)           Class Shares
       Maximum sales charge (load) imposed on purchases        none
       Maximum deferred sales charge (load)                    none
2
       Annual Fund operating expenses/1/
       (Expenses that are deducted from the Fund's assets)
       Management fees                                         0.15%
       Shareholder administration fees                         0.04%
                                                               0.12%
       Other expenses                                         -----
       Total annual Fund operating expenses                    0.31%
                                                              (0.07)%
       Fee waivers and/or reimbursements                      -------
       Total net expenses/2/                                   0.24%
                                                              =====

3
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
4
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
8
       .you reinvest all dividends and distributions in the Fund
9
       .your investment has a 5% return each year
0
       .the Fund's operating expenses remain the same as shown in the table above
1
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                           1 year  3 years
Institutional Class Shares  $25      $93

4
                                      6
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
     [Graphic]
      You'll find more about
      BACAP on page 32.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
5
6
Nations Money Market Reserves
7
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .commercial paper
2
  .bank obligations
3
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
4
  .short-term taxable municipal securities
5
  .repurchase agreements secured by first-tier securities or U.S. government obligations
6
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
                                      7
3
4
5
6
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
7
8
9
[Graphic]
0
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
1
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
2
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
3
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
4
                                      8
5
6
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
0
1
2
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
3

Shareholder fees                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none
4
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.12%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.31%
                                                       (0.07)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

5
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
6
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
7
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
8
     This example assumes:
9
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
0
       .you reinvest all dividends and distributions in the Fund
1
       .your investment has a 5% return each year
2
       .the Fund's operating expenses remain the same as shown in the table above
3
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example
4
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
5

                           1 year 3 years
Institutional Class Shares  $25     $93

6
                                      9
7
8
9
0
[Graphic]
     About the sub-adviser
1
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
2
     [Graphic]
      You'll find more about
      BACAP on page 32.
3
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
4
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
5
[Graphic]
     First-tier securities
6
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
7
8
Nations Treasury Reserves
9
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund will only buy first-tier securities. These securities include primarily:
3
  .U.S. Treasury obligations
4
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
5
  .obligations whose principal and interest are backed by the U.S. government
6
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
7
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
                                      10
4
5
6
7
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
8
9
0
[Graphic]
1
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
2
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
3
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
4
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
5
                                      11
6
7
8
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
9
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
0
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
1
2
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

Shareholder fees                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none
5
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.12%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.31%
                                                       (0.07)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                           1 year 3 years
Institutional Class Shares  $25     $93

7
                                      12
8
9
0
1
[Graphic]
     About the sub-adviser
2
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
3
     [Graphic]
      You'll find more about
      BACAP on page 32.
4
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
5
[Graphic]
     First-tier securities
6
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
7
8
Nations Government Reserves
9
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
3
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
4
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
5
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
6
  .Security analysis includes evaluating the credit quality of an instrument.
7
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
8
                                      13
9
0
1
2
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
3
4
5
[Graphic]
6
     Risks and other things to consider
     Nations Government Reserves has the following risks:
7
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
8
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
9
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
                                      14
2
3
4
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
6
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
0
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
1

Shareholder fees                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none
2
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.14%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.33%
                                                       (0.09)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

3
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
4
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
8
       .you reinvest all dividends and distributions in the Fund
9
       .your investment has a 5% return each year
0
       .the Fund's operating expenses remain the same as shown in the table above
1
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                           1 year 3 years
Institutional Class Shares  $25     $97

4
                                      15
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
     [Graphic]
      You'll find more about
      BACAP on page 32.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
[Graphic]
     First-tier securities
3
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
4
5
Nations Municipal Reserves
6
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
7
[Graphic]
8
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
9
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the team to have minimal credit risk and to be of high quality.
0
The Fund may invest its assets in:
1
  .municipal securities that finance private projects, called private activity bonds
2
  .money market instruments, including repurchase agreements
3
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
8
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
9
                                      16
0
1
2
3
4
5
   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
6
7
[Graphic]
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.
1
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
                                      17
4
5
6
7
[Graphic]
     There are two kinds of fees --
     shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
0
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
1
2
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

       Shareholder fees                                    Institutional
       (Fees paid directly from your investment)           Class Shares
        Maximum sales charge (load) imposed on purchases       none
        Maximum deferred sales charge (load)                   none
5
       Annual Fund operating expenses/1/
       (Expenses that are deducted from the Fund's assets)
        Management fees                                        0.15%
        Shareholder administration fees                        0.04%
                                                               0.14%
        Other expenses                                        -----
        Total annual Fund operating expenses                   0.33%
                                                              (0.09)%
        Fee waivers and/or reimbursements                     -------
        Total net expenses/2/                                  0.24%
                                                              =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002, and are not reflected in the 3 year example
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                                              1 year 3 years
                   Institutional Class Shares  $25     $97

7
                                      18
8
9
0
1
[Graphic]
   About the sub-adviser
2
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
3
   [Graphic]
     You'll find more about
     BACAP on page 32.
4
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
5
[Graphic]
   First-tier securities
6
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
7
8
9
Nations Tax-Exempt Reserves
0
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
4
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
                                      19
1
2
3
4
5
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
6
7
[Graphic]
8
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
9
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
0
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
1
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
2
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.
3
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
4
5
6
                                      20
7
8
9
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
0
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
1
2
3
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
4
5
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
6

Shareholder fees                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases        none
 Maximum deferred sales charge (load)                    none
7
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                         0.15%
 Shareholder administration fees                         0.04%
                                                         0.13%
 Other expenses                                          -----
 Total annual Fund operating expenses                    0.32%
                                                        (0.08)%
 Fee waivers and/or reimbursements                      -------
 Total net expenses/2/                                   0.24%
                                                         =====

8
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
9
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
0
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
1
     This example assumes:
2
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
3
       .you reinvest all dividends and distributions in the Fund
4
       .your investment has a 5% return each year
5
       .the Fund's operating expenses remain the same as shown in the table above
6
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
7
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
8

                           1 year 3 years 5 years 10 years
Institutional Class Shares   $       $       $       $

9
                                      21
0
1
2
3
[Graphic]
     About the sub-adviser
4
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
5
     [Graphic]
      You'll find more about
      BACAP on page 32.
6
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
7
8
9
Nations California Tax-Exempt Reserves
0
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
4
The Fund may invest up to 20% of its assets in:
5
  .municipal securities that finance private projects, called private activity bonds
6
  .money market instruments, including repurchase agreements
7
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
                                      22
4
5
6
7
8
9
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
0
1
2
[Graphic]
3
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
4
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
7
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred investments and tax-exempt investors.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
0
                                      23
1
2
3
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
4
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
5
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
6
7
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

Shareholder fees                                    Insti tutional
(Fees paid directly from your investment)            Class Shares
Maximum sales charge (load) imposed on purchases        none
Maximum deferred sales charge (load)                    none
0
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                         0.15%
Shareholder administration fees                         0.04%
                                                        0.13%
Other expenses                                         -----
Total annual Fund operating expenses                    0.32%
                                                       (0.08)%
Fee waivers and/or reimbursements                      -------
Total net expenses/2/                                   0.24%
                                                       =====

1
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
2
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Institutional Class Shares of the Fund for the
        time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                           1 year 3 years
Institutional Class Shares  $25     $95

2
                                      24
3
4
5
6
7
[Graphic]
        Other important information
8
9
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
0
       .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
1
         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
2
         .must maintain an average dollar-weighted maturity of 90 days or less
3
         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
4
         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
5
       .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
6
       .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
7
        Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
8
                                      25
9
0
1
2
3
4
       .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
5
       .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
6
                                      26
7
8
9
0
[Graphic]
     Banc of America Advisors, LLC
1
     One Bank of America Plaza
     Charlotte, North Carolina 28255
2
3
[Graphic]
        How the Funds are managed
4
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
5
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
6
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
7
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
8
The following chart shows the maximum advisory fees BA Advisors can receive:
9
Annual investment advisory fee, as a % of average daily net assets
0

                                                       Maximum
                                                       advisory
                                                         fee
                Nations Cash Reserves                    0.15%
                Nations Money Market Reserves            0.15%
                Nations Treasury Reserves                0.15%
                Nations Government Reserves              0.15%
                Nations Municipal Reserves               0.15%
                Nations Tax-Exempt Reserves              0.15%
                Nations California Tax-Exempt Reserves   0.15%

1
                                      27
2
3
4
5
6
7
[Graphic]
     Banc of America
     Capital Management, LLC
8
     One Bank of America Plaza
     Charlotte, North Carolina 28255
9
0
1
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
2
  .change, add or terminate one or more sub-advisers;
3
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
4
  .materially change a sub-advisory agreement with a sub-adviser.
5
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
6
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
7
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
8
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
9

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

0
                                      28
1
2
3
[Graphic]
     Stephens Inc.
4
     111 Center Street
     Little Rock, Arkansas 72201
5
[Graphic]
     PFPC Inc.
6
     400 Bellevue Parkway
     Wilmington, Delaware 19809
7
8
9
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.
0
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to BA Advisors, its affiliates and/or other financial institutions and intermediaries for providing services to investors.
1
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
2
                                      29
3
4
5
About your investment
6
--------------------------------------------------------------------------------
7
8
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
9
0
[Graphic]
        Buying, selling and exchanging shares
1
This prospectus offers Institutional Class Shares of the Funds. Here are some general rules about this class of shares:
2
  .Institutional Class Shares are available to institutional investors on a direct basis or through financial institutions or intermediaries. These include:
3
    .Bank of America and certain of its affiliates
4
    .certain other financial institutions and intermediaries, including financial planners and investment advisers.
5
  .The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.
6
  .There is no minimum amount for additional investments.
7
  .There are no sales charges for buying, selling or exchanging these shares.
8
You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
9
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor. You can also contact your investment professional.
0
                                      30
1
2
3
4
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
5
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
6
7
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
8
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
9
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
0
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
1
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
2
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
3
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
4
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
5
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
6
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
7
    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
8
    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
9
    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
0
  .2:30 p.m. Eastern time for Nations Government Reserves
1
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
2
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
3
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
4
                                      31
5
6
7
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
8
9
[Graphic]
     Buying shares
     Here are some general rules for buying shares:
0
         .You buy Institutional Class Shares at net asset value per share.
1
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
2
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
3
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
4
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
5
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
6
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves
7
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
8
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
9
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
0
                                      32
1
2
3
4
5
[Graphic]
     Selling shares
6
     Here are some general rules for selling shares:
7
         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
8
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
9
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
0
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
1
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the
          1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
2
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
3
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
4
     We may sell your shares:
5
         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
6
         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
7
         .under certain other circumstances allowed under the 1940 Act
8
                                      33
9
0
1
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
2
3
[Graphic]
     Exchanging shares
4
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
5
     Here's how exchanges work:
6
         .You can exchange Institutional Class Shares of a Fund for
          Institutional Class Shares of any other Nations Reserves Money Market Fund.
7
         .You must exchange at least $750,000 at a time.
8
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
9
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
0
         .You generally may only make an exchange into a Fund that is accepting investments.
1
         .We may limit the number of exchanges you can make within a specified period of time.
2
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
3
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
4
                                      34
5
6
7
8
[Graphic]
     Financial institutions and intermediaries may charge other fees for services provided to your account.
9
0
                                    [Graphic]
1
       Shareholder administration fees
2
BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the
Funds under a shareholder administration plan.
3
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
4
The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.
5
BA Advisors and Stephens may pay amounts from their own assets to servicing agents of the Funds for services they provide.
6
                                      35
7
8
9
0
[Graphic]
     The power of compounding
1
     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.
2
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
3
4
[Graphic]
        Distributions and taxes
5
About distributions
A mutual fund can make money two ways:
6
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
7
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
8
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
9
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
0
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
1
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
2
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
3
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor.
4
                                      36
5
6
7
8
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
9
   [Graphic]
     For more information about
     taxes, please see the SAI.
0
1
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
2
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
3
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
4
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
5
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
6
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
7
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
8
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
9
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
0
                                      37
1
2
3
4
5
6
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
7
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
8
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
9
  .the IRS informs us that you are otherwise subject to backup withholding
0
The IRS may also impose penalties against you if you don't give us a correct
TIN.
1
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
2
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
3
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
4
                                      38
5
6
7
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
8
9
0
[Graphic]
        Terms used in this prospectus
1
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
2
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
3
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
4
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
5
Commercial paper - a money market instrument issued by a large company.
6
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
7
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
8
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
9
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
0
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
1
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
2
                                      39
3
4
5
6
7
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
8
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
9
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
0
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
1
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
2
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
3
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
4
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
5
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
6
                                      40
7
8
9
0
1
2
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
3
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
4
Settlement date - the date on which an order is settled either by payment or delivery of securities.
5
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
6
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
7
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
8
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
9
                                      41
0
1
2
     SEC file number:
     Nations Funds Trust, 811-09645
3
     INST-12/01
4
5
6
[Graphic]
        Where to find more information
7
You'll find more information about Nations Money Market Funds in the following documents:
8
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
9
[Graphic]
0
1
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
2
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
3
     By telephone: 1.800.626.2275 (Institutional Investors)
4
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
5
     On the Internet: www.nations-funds.com
6
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 [LOGO] Nations Funds
7
8
9
                                    [Graphic]
0
1
PRELIMINARY PROSPECTUS DATED [     ], 2001
SUBJECT TO COMPLETION
2
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
3
  MONEY MARKET FUNDS
  INVESTOR A SHARES
4
  Nations Cash Reserves
5
  Nations Treasury Reserves
6
  Nations Government Reserves
7
  Nations Tax Exempt Reserves
8
  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete.
  Any representation to the contrary is a criminal offense.
9
  NOT FDIC INSURED
  MAY LOSE VALUE
  NO BANK GUARANTEE
0
  Prospectus
  December 26, 2001
1
  NATIONS FUNDS
2
3
4
5
An overview of the Funds
6
--------------------------------------------------------------------------------
7
8
9
[Graphic]
     Terms used in this prospectus
0
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
1
     [Graphic]
      You'll find Terms used in this prospectus on page 36.
2
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
3
     Affiliates of Bank of America are paid for the services they provide to the Funds.
4
5
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
6
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
7
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
8
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
9
The Money Market Funds may be suitable for you if:
0
  .you're looking for a relatively low risk investment with stability of principal
1
  .you have short-term income needs
2
They may not be suitable for you if:
3
  .you're looking for higher returns
4
  .you're more comfortable with bank deposits that are FDIC-insured
5
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
6
For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.
7
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
8
                                      2
9
0
1
What's inside
2
--------------------------------------------------------------------------------
3
4
[Graphic]
     Banc of America Advisors, LLC
5
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
6
     [Graphic]
      You'll find more about BA Advisors and BACAP starting on page 19.
7
8
[Graphic]
        About the Funds
9

Nations Cash Reserves        4
Sub-adviser: BACAP
--------------------------------
Nations Treasury Reserves    7
Sub-adviser: BACAP
--------------------------------
Nations Government Reserves 10
Sub-adviser: BACAP
--------------------------------
Nations Tax-Exempt Reserve  13
Sub-adviser: BACAP
--------------------------------
Other important information 16
--------------------------------
How the Funds are managed   18

0
[Graphic]
       About your investment
1

Information for investors
  Buying, selling and exchanging shares             21
    How orders are processed                        23
  How selling and servicing agents are paid         31
  Distributions and taxes                           32
-------------------------------------------------------
Terms used in this prospectus                       35
-------------------------------------------------------
Where to find more information              back cover

2
                                      3
3
4
5
6
[Graphic]
     About the sub-adviser
7
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
    [Graphic]
       You'll find more about BACAP on page 20.
9
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
1
[Graphic]
     First-tier securities
2
     A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
3
4
Nations Cash Reserves
5
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
6
[Graphic]
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. These securities include primarily:
9
  .commercial paper
0
  .bank obligations
1
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
2
  .short-term taxable municipal securities
3
  .repurchase agreements secured by first-tier securities or U.S. government obligations
4
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
                                      4
1
2
3
4
     [Graphic]
       You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
5
6
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
                                      5
4
5
6
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
7
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
8
9
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
0
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2

     Shareholder fees
     (Fees paid directly from your investment)           Investor A Shares
     Maximum sales charge (load) imposed on purchases          none
     Maximum deferred sales charge (load)                      none
     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
     Management fees                                           0.15%
     Distribution (12b-1) and shareholder servicing fees       0.35%
                                                               0.12%
     Other expenses                                            -----
     Total annual Fund operating expenses                      0.72%
                                                              (0.07)%
     Fee waivers and/or reimbursements                        -------
     Total net expenses/2/                                     0.65%
                                                               =====

3
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
4
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
8
       .you reinvest all dividends and distributions in the Fund
9
       .your investment has a 5% return each year
0
       .the Fund's operating expenses remain the same as shown in the table above
1
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                                 1 year 3 years 5 years 10 years
               Investor A Shares   $       $       $       $

4
                                      6
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
   [Graphic]
     You'll find more about
     BACAP on page 20.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
5
6
Nations Treasury Reserves
7
[Graphic]
     Investment Objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .U.S. Treasury obligations
2
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
3
  .obligations whose principal and interest are backed by the U.S. government
4
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
5
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
6
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
7
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
8
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
9
  .Security analysis includes evaluating the credit quality of an instrument.
0
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
1
                                      7
2
3
4
5
    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
6
7
8
9
[Graphic]
0
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
1
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
2
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
3
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
4
                                      8
5
6
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

 Shareholder fees
 (Fees paid directly from your investment)            Investor A Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
5
 Annual Fund operating expenses/1/
 (Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
                                                            0.12%
Other expenses                                              -----
Total annual Fund operating expenses                        0.72%
                                                           (0.07)%
Fee waivers and/or reimbursements                          -------
Total net expenses/2/                                       0.65%
                                                            =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
        .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
1
        .you reinvest all dividends and distributions in the Fund
2
        .your investment has a 5% return each year
3
        .the Fund's operating expenses remain the same as shown in the table above
4
        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                  1 year 3 years 5 years 10 years
Investor A Shares   $       $       $       $

7
                                      9
8
9
0
1
[Graphic]
     About the sub-adviser
2
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
3
    [Graphic]
     You'll find more about
     BACAP on page 20.
4
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
5
6
[Graphic]
     First-tier securities
7
     A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's ''first-tier'' because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
8
9
Nations Government Reserves
0
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument.
8
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
9
                                      10
0
1
2
3
    [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important
     information and in the SAI.
4
5
[Graphic]
6
     Risks and other things to consider
     Nations Government Reserves has the following risks:
7
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
8
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
9
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
                                      11
2
3
4
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

     Shareholder fees
     (Fees paid directly from your investment)            Investor A Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none
0
     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
    Management fees                                             0.15%
    Distribution (12b-1) and shareholder servicing fees         0.35%
                                                                0.13%
    Other expenses                                              -----
    Total annual Fund operating expenses                        0.73%
                                                               (0.08)%
    Fee waivers and/or reimbursements                          -------
    Total net expenses/2/                                       0.65%
                                                                =====

1
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
2
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                                 1 year 3 years 5 years 10 years
               Investor A Shares   $       $       $       $

2
                                      12
3
4
5
6
[Graphic]
   About the sub-adviser
7
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
   [Graphic]
     You'll find more about
     BACAP on page 20.
9
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
[Graphic]
   First-tier securities
1
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
2
3
4
Nations Tax-Exempt Reserves
5
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
6
[Graphic]
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
9
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
0
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
1
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
2
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
3
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
4
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
5
                                      13
6
7
8
9
0
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
1
2
[Graphic]
3
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
4
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
7
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
                                      14
0
1
2
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
4
5
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
6

Shareholder fees
(Fees paid directly from your investment)           Investor A Shares
Maximum sales charge (load) imposed on purchases          none
Maximum deferred sales charge (load)                      none
7
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                           0.15%
Distribution (12b-1) and shareholder servicing fees       0.35%
                                                          0.13%
Other expenses                                            -----
Total annual Fund operating expenses                      0.73%
                                                         (0.08)%
Fee waivers and/or reimbursements                        -------
Total net expenses/2/                                     0.65%
                                                          =====

8
     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
9
     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
0
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
1
     This example assumes:
2
       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
3
       .you reinvest all dividends and distributions in the Fund
4
       .your investment has a 5% return each year
5
       .the Fund's operating expenses remain the same as shown in the table above
6
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
7
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
8

                  1 year 3 years 5 years 10 years
Investor A Shares   $       $       $       $

9
                                      15
0
1
2
3
4
5
[Graphic]
        Other important information
6
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
7
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
8
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
9
       .must maintain an average dollar-weighted maturity of 90 days or less
0
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days
1
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or second-tier securities.
2
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
3
      .Changing to a feeder fund - Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
4
     Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.
5
                                      16
6
7
8
9
0
1
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
2
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
3
                                      17
4
5
6
7
[Graphic]
     Banc of America Advisors, LLC
8
     One Bank of America Plaza Charlotte, North Carolina 28255
9
0
1
2
3
[Graphic]
        How the Funds are managed
4
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
5
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
6
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
7
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
8
The following chart shows the maximum advisory fees BA Advisors can receive:
9
Annual investment advisory fee, as a % of average daily net assets
0

                                                  Maximum
                                                  advisory
                                                    fee
                      Nations Cash Reserves        0.15%
                      Nations Treasury Reserves    0.15%
                      Nations Government Reserves  0.15%
                      Nations Tax Exempt Reserves  0.15%

1
                                      18
2
3
4
5
[Graphic]
     Banc of America Capital Management, LLC
6
     One Bank of America Plaza Charlotte, North Carolina 28255
7
8
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
9
  .change, add or terminate one or more sub-advisers;
0
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
1
  .materially change a sub-advisory agreement with a sub-adviser.
2
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
3
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
4
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
5
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
6

Fund                        BACAP Team
Nations Cash Reserves       Taxable Money Market Management Team
Nations Treasury Reserves   Taxable Money Market Management Team
Nations Government Reserves Taxable Money Market Management Team
Nations Tax-Exempt Reserves Tax-Exempt Money Market Management Team

7
                                      19
8
9
0
[Graphic]
     Stephens Inc.
1
     111 Center Street
     Little Rock, Arkansas 72201
2
[Graphic]
     PFPC Inc.
3
     400 Bellevue Parkway Wilmington, Delaware 19809
4
5
6
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
7
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
8
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
9
                                      20
0
1
2
About your investment
3
--------------------------------------------------------------------------------
4
5
[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.
6
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
7
8
9
[Graphic]
        Buying, selling and exchanging shares
0
You can invest in the Funds through your selling agent or directly through Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor A Shares of the Funds.
1
We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to
us.
2
You'll find more information about buying, selling and exchanging Investor A Shares on the pages that follow. You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.
3
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.
4
5
                                      21
6
7

                     Ways to
                   buy, sell or             How much you can buy,
                     exchange                 sell or exchange                          Other things to know
                  --------------- ------------------------------------------ ------------------------------------------
Buying shares     In a lump sum   minimum initial investment:                There is no limit to the amount you can
                                  .$1,000 for regular accounts               invest in Investor A Shares.
                                  .$500 for traditional and Roth IRA
                                   accounts
                                  .$250 for certain fee-based accounts
                                  .no minimum for certain retirement plan
                                   accounts like 401(k) plans and SEP
                                   accounts, but other restrictions apply
                                  minimum additional investment:
                                  .$100 for all accounts
                  Using our       minimum initial investment:                You can buy shares twice a month,
                  Systematic      .$100                                      monthly or quarterly, using automatic
                  Investment Plan minimum additional investment:             transfers from your bank account.
                                  .$50
------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum   .you can sell up to $50,000 of your        We usually send you or your selling agent
                                   shares by telephone, otherwise there      the sale proceeds on the same day that
                                   are no limits to the amount you can sell  we receive your order.
                                  .other restrictions may apply to           If you paid for your shares with a check
                                   withdrawals from retirement plan          that wasn't certified, we'll hold the sale
                                   accounts                                  proceeds when you sell those shares for
                                                                             at least 15 days after the trade date of
                                                                             the purchase, or until the check has
                                                                             cleared, whichever is later.
                  Using our free  . minimum $250 per check                   You can write checks for free. You can
                  checkwriting                                               only use checks to make partial
                  service                                                    withdrawals from a Fund. You can't use a
                                                                             check to make a full withdrawal from a
                                                                             Fund.
                  Using our       .minimum $25 per withdrawal                Your account balance must be at least
                  Automatic                                                  $10,000 to set up the plan. You can make
                  Withdrawal Plan                                            withdrawals twice a month, monthly,
                                                                             quarterly, bi-annually or annually. We'll
                                                                             send your money by check or deposit it
                                                                             directly to your bank account.
------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per exchange              You can generally exchange Investor A
                                                                             Shares of a Money Market Fund for
                                                                             Investor A Shares of any other Nations
                                                                             Fund, except Index Funds. Some
                                                                             exceptions apply.
                  Using our       minimum exchange per Fund:                 You must already have an investment in
                  Automatic       .$25                                       the Funds into which you want to
                  Exchange                                                   exchange. You can make exchanges
                  Feature                                                    monthly or quarterly.

8
                                      22
9
0
1
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
2
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
3
4
5
6
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
7
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves and Nations Treasury Reserves
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
  .12:00 noon Eastern time each business day for each share class of Nations
   Tax-Exempt Reserves
8
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
9
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
0
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
1
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
2
  .5:00 p.m. Eastern time for Nations Cash Reserves and Nations Treasury
   Reserves, except:
     .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
      Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
     .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
  .2:30 p.m. Eastern time for Nations Government Reserves
  .12:00 noon Eastern time for Nations Tax-Exempt Reserves
3
Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
4
                                      23
5
6
7
8
9
0
 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
1
 Here's how telephone orders work:
2
      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
      .Telephone orders may be difficult to complete during periods of significant economic or market change.
3
                                      24
4
5
6
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
7
8
9
[Graphic]
     Buying shares
0
     Here are some general rules for buying shares:
1
         .You buy Investor A Shares at net asset value per share.
2
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves and Nations
           Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
          .4:00 p.m. Eastern time for Nations Government Reserves and Nations
           Tax-Exempt Reserves.
3
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
4
         .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.
5
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
6
     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.
7
     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:
8
         .$500 for traditional and Roth individual retirement accounts (IRAs)
9
         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts
0
         .$100 using our for Systematic Investment Plan
1
         .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.
2
                                      25
3
4
5
6
7
8
     Minimum additional investment
     You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.
9
 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.
0
 Here's how the plan works:
1
      .You can buy shares twice a month, monthly or quarterly.
2
      .You can choose to have us transfer your money on or about the 15th or the last day of the month.
3
      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.
4
                                      26
5
6
7
8
9
          [Graphic]
      For more information
      about telephone orders,
      see How orders are
      processed.
0
1
2
[Graphic]
     Selling shares
3
     Here are some general rules for selling shares:
4
         .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.
5
         .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.
6
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
7
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
8
         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
9
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
0
         .We can delay payment of the sale proceeds for up to seven days.
1
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
2
     We may sell your shares:
3
         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this
4
         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you
5
         .under certain other circumstances allowed under the 1940 Act
6
                                      27
7
8
9
0
1
 Checkwriting service
 You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.
2
 Here's how the service works:
3
      .Each check you write must be for $250 or more.
4
      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.
5
      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.
6
      .We can change or cancel the service by giving you 30 days notice in writing.
7
 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.
8
 Here's how the plan works:
9
      .Your account balance must be at least $10,000 to set up the plan.
0
      .If you set up the plan after you've opened your account, your signature must be guaranteed.
1
      .You can choose to have us transfer your money on or about the 10th or
       25th of the month.
2
      .We'll send you a check or deposit the money directly to your bank account.
3
      .You can cancel the plan by giving your selling agent or us 30 days notice in writing.
4
 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.
5
                                      28
6
7
8
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
9
0
1
2
[Graphic]
     Exchanging shares
3
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.
4
     Exchanges are not available if you bought your Investor A Shares through a cash sweep option on your account or through a mutual fund supermarket.
5
     Here's how exchanges work:
6
         .You can exchange Investor A Shares of a Money Market Fund for
          Investor A Shares of any other Nations Fund, except Index Funds.
7
         .If you bought Investor A Shares of a Money Market Fund through a
          Nations Funds IRA, you can exchange these shares for Investor B
          Shares of any other Nations Fund, except Money Market Funds. If you received your Investor B Shares before January 1, 1996 or after July 31, 1997, a contingent deferred sales charge (CDSC) may apply when you sell your Investor B Shares. The CDSC will be based on the period from when you received the Investor B Shares until you sold them.
8
         .You must exchange at least $1,000, or $25 if you use our Automatic
          Exchange Feature.
9
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
0
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
1
         .You generally may only make an exchange into a Fund that is accepting investments.
2
         .We may limit the number of exchanges you can make within a specified period of time.
3
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
4
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
5
                                      29
6
7
8
9
0
 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A Shares every month or every quarter. You can contact your investment professional or us to set up the plan.
1
 Here's how automatic exchanges work:
2
      .Send your request to PFPC in writing or call 1.800.321.7854.
3
      .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.
4
      .You must already have an investment in the Funds you want to exchange.
5
      .You can choose to have us transfer your money on or about the 1st or the
       15th day of the month.
6
      .The rules for making exchanges apply to automatic exchanges.
7
                                      30
8
9
0
1
2
3
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
4
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.
5
     Your selling agent may charge other fees for services provided to your account.
6
7
8
[Graphic]
        How selling and servicing agents are paid
9
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
0
Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under a distribution and shareholder servicing plan.
1
Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.10% of the average daily net assets of Investor A Shares of the Funds, some or all of which may be paid to selling agents.
2
Servicing agents may receive a maximum annual shareholder servicing fee of up to 0.25% of the average daily net assets of Investor A Shares of the Funds.
3
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
4
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
5
Other compensation
Selling and servicing agents may also receive:
6
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
7
  .an additional amount of up to 1.00% of the net asset value per share on all sales of Investor A Shares
8
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
9
This compensation, which is not paid by the Funds, is discretionary, and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
0
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
1
                                      31
2
3
4
5
6
[Graphic]
     The power of compounding
7
     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.
8
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
9
0
1
2
[Graphic]
        Distributions and taxes
3
About distributions
A mutual fund can make money two ways:
4
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
5
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
6
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
7
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
8
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
9
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
0
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
1
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.
2
If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.
3
                                      32
4
5
6
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
7
   [Graphic]
     For more information about
     taxes, please see the SAI.
8
9
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
0
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
1
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
2
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
3
Nations Tax Exempt Reserves
In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Reserves of its tax-exempt interest income. These distributions, however, may be subject to state, local and other taxes.
4
Although the Fund does not intend to earn any taxable income or capital gain, any distributions of taxable income or capital gain generally are subject to tax.
5
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
6
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
7
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
8
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
9
  .the IRS informs us that you're otherwise subject to backup withholding
0
The IRS may also impose penalties against you if you don't give us a correct
TIN.
1
                                      33
2
3
4
5
6
7
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
8
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
9
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
0
                                      34
1
2
3
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
4
5
[Graphic]
        Terms used in this prospectus
6
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
7
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
8
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
9
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
0
Commercial paper - a money market instrument issued by a large company.
1
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
2
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
3
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
4
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
5
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
6
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
7
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
8
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
9
                                      35
0
1
2
3
4
5
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
6
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
7
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large affect on the fund.
8
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
9
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
0
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
1
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
2
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
3
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
4
Settlement date - the date on which an order is settled either by payment or delivery of securities.
5
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
6
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
7
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
8
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
9
                                      36
0
1
2
3
     SEC file number:
     Nations Funds Trust, 811-09645
4
     MMPROIA-12/01
5
6
7
[Graphic]
      Where to find more information
8
You'll find more information about Nations Money Market Funds in the following documents:
9
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
0
[Graphic]
1
2
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
3
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
4
     By telephone: 1.800.321.7854
5
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
6
     On the Internet: www.nations-funds.com
7
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
8
 [LOGO] Nations Funds
9
0
[Graphic]
1
PRELIMINARY PROSPECTUS DATED [ ], 2001
SUBJECT TO COMPLETION
2
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
3
Money Market Funds
Investor B and C Shares
4
  Nations
  Cash Reserves
5
  Nations Money
  Market Reserves
6
  Nations
  Treasury Reserves
7
  Nations
  Government
  Reserves
8
  Nations
  Municipal Reserves
9
  Nations Tax-Exempt Reserves
0
  Nations
  California
  Tax-Exempt
  Reserves
1
  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete.
  Any representation to the contrary is a criminal offense.
2
 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE
3
Prospectus
4
December 26, 2001
5
NATIONS FUNDS
6
7
8
An overview of the Funds
9
--------------------------------------------------------------------------------
0
1
[Graphic]
     Terms used in this prospectus
2
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
3
     [Graphic]
      You'll find Terms used in this prospectus on page 58.
4
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
5
     Affiliates of Bank of America are paid for the services they provide to the Funds.
6
7
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
8
This prospectus offers Investor B and Investor C Shares of the Funds. These classes of shares are designed primarily as exchange classes for holders of Nations Funds non-money market funds. In addition, they may be used in connection with Nations Funds Automated Dollar Cost Averaging Feature. Please turn to Buying, selling and exchanging shares for more information about buying, selling and exchanging these classes of shares.
9
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
0
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
1
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
2
The Money Market Funds may be suitable for you if:
3
  .you're looking for a relatively low risk investment with stability of principal
4
  .you have short-term income needs
5
They may not be suitable for you if:
6
  .you're looking for higher returns
7
  .you're more comfortable with bank deposits that are FDIC-insured
8
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
9
For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.
0
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
1
                                      2
2
3
4
What's inside
5
--------------------------------------------------------------------------------
6
7
[Graphic]
     Banc of America Advisors, LLC
8
9
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
0
   [Graphic]
     You'll find more about
     BA Advisors and BACAP
     starting on page 32.
1
2
3
4
[Graphic]
        About the Funds
5

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             17
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves            21
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 25
Sub-adviser: BACAP
-------------------------------------------
Other important information            29
-------------------------------------------
How the Funds are managed              31

6
[Graphic]
        About your investment
7

Information for investors
  Choosing a share class                            34
    About Investor B Shares                         35
      Contingent deferred sales charge              35
    About Investor C Shares                         36
      Contingent deferred sales charge              36
    When you might not have to pay a CDSC           37
  Buying, selling and exchanging shares             38
    How orders are processed                        40
  How selling and servicing agents are paid         47
  Distributions and taxes                           49
-------------------------------------------------------
Terms used in this prospectus                       52
-------------------------------------------------------
Where to find more information              back cover

8
                                      3
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
   [Graphic]
     You'll find more about
     BACAP on page 33.
5
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
9
0
Nations Cash Reserves
1
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. These securities include primarily:
5
  .commercial paper
6
  .bank obligations
7
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
8
  .short-term taxable municipal securities
9
  .repurchase agreements secured by first-tier securities or U.S. government obligations
0
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      4
7
8
9
0
     [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
1
2
3
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
4
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
5
6
[Graphic]
7
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2

   Shareholder fees                                    Investor B Investor C
   (Fees paid directly from your investment)             Shares     Shares
   Maximum sales charge (load)
   imposed on purchases                                   none       none
   Maximum deferred sales charge (load)                 5.00%/1/   1.00%/2/
3
   Annual Fund operating expenses/3/
   (Expenses that are deducted from the Fund's assets)
   Management fees                                       0.15%      0.15%
   Distribution (12b-1) and shareholder
   servicing and administration fees                     1.10%      1.10%
                                                         0.12%      0.12%
   Other expenses                                        -----      -----
   Total annual Fund operating expenses                  1.37%      1.37%
                                                        (0.07)%    (0.07)%
   Fee waivers and/or reimbursements                    -------    -------
   Total net expenses/4/                                 1.30%      1.30%
                                                         =====      =====

4
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
5
     /2/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
6
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
                                      5
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $727    $943    $1,462
Investor C Shares  $232   $427    $743    $1,640

2
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
3

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $427    $743    $1,462
Investor C Shares  $132   $427    $743    $1,640

4
                                      6
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
   [Graphic]
     You'll find more about
     BACAP on page 33.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
5
6
Nations Money Market Reserves
7
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .commercial paper
2
  .bank obligations
3
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
4
  .short-term taxable municipal securities
5
  .repurchase agreements secured by first-tier securities or U.S. government obligations
6
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
                                      7
3
4
5
6
7
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
8
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
9
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
0
1
2
[Graphic]
3
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
4
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
7
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
8

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/
9
Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.12%      0.12%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.37%      1.37%
                                                     (0.07)%    (0.07)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

0
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
1
     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
2
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
3
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
4
                                      8
5
6
7
8
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
9
0
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $632   $727    $943    $1,462
               Investor C Shares  $232   $427    $743    $1,640

0
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
1

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $132   $427    $743    $1,462
               Investor C Shares  $132   $427    $743    $1,640

2
                                      9
3
4
5
6
[Graphic]
     About the sub-adviser
7
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
   [Graphic]
     You'll find more about
     BACAP on page 33.
9
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
1
[Graphic]
     First-tier securities
2
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
3
4
Nations Treasury Reserves
5
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
6
[Graphic]
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. These securities include primarily:
9
  .U.S. Treasury obligations
0
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
1
  .obligations whose principal and interest are backed by the U.S. government
2
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
3
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument.
8
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
9
                                      10
0
1
2
3
     [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
4
5
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
6
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/
5
Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.12%      0.12%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.37%      1.37%
                                                     (0.07)%    (0.07)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

6
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
7
     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
8
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
9
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
0
                                      11
1
2
3
4
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
5
6
7
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $727    $943    $1,462
Investor C Shares  $232   $427    $743    $1,640

7
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
8

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $427    $743    $1,462
Investor C Shares  $132   $427    $743    $1,640

9
                                      12
0
1
2
3
[Graphic]
     About the sub-adviser
4
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
5
   [Graphic]
     You'll find more about
     BACAP on page 33.
6
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
9
0
Nations Government Reserves
1
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
                                      13
1
2
3
4
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
5
6
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Government Reserves has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
3
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
4
                                      14
5
6
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
0
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
1

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/
2
Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.14%      0.14%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.39%      1.39%
                                                     (0.09)%    (0.09)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

3
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
4
     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
5
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
6
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
7
                                      15
8
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
4
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
5
     This example assumes:
6
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
7
       .you reinvest all dividends and distributions in the Fund
8
       .your investment has a 5% return each year
9
       .the Fund's operating expenses remain the same as shown in the table above
0
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $731    $952    $1,483
Investor C Shares  $232   $431    $752    $1,661

3
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
4

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $431    $752    $1,483
Investor C Shares  $132   $431    $752    $1,661

5
                                      16
6
7
8
9
[Graphic]
     About the sub-adviser
0
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
1
   [Graphic]
     You'll find more about
     BACAP on page 33.
2
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
5
6
Nations Municipal Reserves
7
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
1
The Fund may invest its assets in:
2
  .municipal securities that finance private projects, called private activity bonds
3
  .money market instruments, including repurchase agreements
4
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
                                      17
1
2
3
4
     [Graphic]
      You'll find more about other
      risks of investing in this Fund in
      Other important information
      and in the SAI.
5
6
[Graphic]
7
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
1
      .Tax considerations -  Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
                                      18
4
5
6
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
7
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
8
9
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
0

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/
1
Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.14%      0.14%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.39%      1.39%
                                                     (0.09)%    (0.09)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

2
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
3
     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
4
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
7
                                      19
8
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
4
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
8
       .you reinvest all dividends and distributions in the Fund
9
       .your investment has a 5% return each year
0
       .the Fund's operating expenses remain the same as shown in the table above
1
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $731    $952    $1,483
Investor C Shares  $232   $431    $752    $1,661

4
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
5

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $431    $752    $1,483
Investor C Shares  $132   $431    $752    $1,661

6
                                      20
7
8
9
0
1
[Graphic]
   About the sub-adviser
2
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
3
   [Graphic]
     You'll find more about
     BACAP on page  .
4
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
5
[Graphic]
   First-tier securities
6
   A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
7
8
Nations Tax-Exempt Reserves
9
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
3
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
8
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
9
                                      21
0
1
2
3
4
5
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
6
[Graphic]
7
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
1
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
                                      22
4
5
6
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
7
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
8
9
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
0

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/
1
Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.13%      0.13%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.38%      1.38%
                                                     (0.08)%    (0.08)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

2
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
3
     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
4
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
                                      23
7
8
9
0
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
1
2
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                  1 year 3 years 5 years 10 years
Investor B Shares   $       $       $       $
Investor C Shares   $       $       $       $

2
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
3

                  1 year 3 years 5 years 10 years
Investor B Shares   $       $       $       $
Investor C Shares   $       $       $       $

4
                                      24
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
   [Graphic]
     You'll find more about
     BACAP on page 33.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
3
Nations California Tax-Exempt Reserves
4
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
8
The Fund may invest up to 20% of its assets in:
9
  .municipal securities that finance private projects, called private activity bonds
0
  .money market instruments, including repurchase agreements
1
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
2
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
3
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
4
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
5
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
6
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
7
                                      25
8
9
0
1
2
3
     [Graphic]
4
5
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
6
7
[Graphic]
8
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
9
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local government. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
0
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
1
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
2
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
3
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
4
                                      26
5
6
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
0
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
1

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/
2
Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.13%      0.13%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.38%      1.38%
                                                     (0.08)%    (0.08)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

3
     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.
4
     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
5
     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
6
     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
7
                                      27
8
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
4
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
5
     This example assumes:
6
       .you invest $10,000 in Investor B or Investor C Shares of the Fund for
        the time periods indicated and then sell all of your shares at the end of those periods
7
       .you reinvest all dividends and distributions in the Fund
8
       .your investment has a 5% return each year
9
       .the Fund's operating expenses remain the same as shown in the table above
0
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $729    $948    $1,473
Investor C Shares  $232   $429    $748    $1,650

3
     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:
4

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $429    $748    $1,473
Investor C Shares  $132   $429    $748    $1,650

5
                                      28
6
7
8
9
0
[Graphic]
        Other important information
1
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
2
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
3
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
4
       .must maintain an average dollar-weighted maturity of 90 days or less
5
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
6
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
7
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
8
      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio". Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
9
       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
0
1
                                      29
2
3
4
5
6
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
7
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
8
                                      30
9
0
1
2
[Graphic]
     Banc of America Advisors, LLC
3
4
     One Bank of America Plaza
     Charlotte, North Carolina 28255
5
6
7
[Graphic]
        How the Funds are managed
8
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
9
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
0
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
1
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
2
The following chart shows the maximum advisory fees BA Advisors can receive.
3
Annual investment advisory fee, as a % of average daily net assets
4

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                   0.15%
Nations Money Market Reserves           0.15%
Nations Treasury Reserves               0.15%
Nations Government Reserves             0.15%
Nations Municipal Reserves              0.15%
Nations Tax-Exempt Reserves             0.15%
Nations California Tax-Exempt Reserves  0.15%

5
                                      31
6
7
8
9
[Graphic]
     Banc of America
     Capital Management, LLC
0
     One Bank of America Plaza
     Charlotte, North Carolina 28255
1
2
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
3
  .change, add or terminate one or more sub-advisers;
4
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
5
  .materially change a sub-advisory agreement with a sub-adviser.
6
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
7
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
8
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
9
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
0

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

1
                                      32
2
3
4
[Graphic]
     Stephens Inc.
5
     111 Center Street
     Little Rock, Arkansas 72201
6
7
[Graphic]
     PFPC Inc.
8
     400 Bellevue Parkway
     Wilmington, Delaware 19809
9
0
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
1
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
2
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
3
                                      33
4
5
6
About your investment
7
--------------------------------------------------------------------------------
8
9
[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.
0
     [Graphic]
1
2
      For more information about
      how to choose a share class, contact your investment professional or call us at 1.800.321.7854.
3
     For more information about distribution (12b-1) and shareholder servicing fees, see How selling and servicing agents are paid.
4
5
6
[Graphic]
7
8
      Choosing a share class
9
     Before you can invest in the Funds, you'll need to choose a share class. There are two classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.
0

                                      Investor B         Investor C
                                        Shares             Shares
Maximum amount you can buy             $250,000           no limit
Maximum front-end sales charge           none               none
Maximum deferred sales charge          5.00%/1/           1.00%/2/
Redemption fee                           none               none
Maximum annual distribution             0.75%              0.75%
(12b-1) and shareholder servicing    distribution       distribution
and administration fees              (12b-1) fee,       (12b-1) fee,
                                  0.25% service fee  0.25% service fee
                                      and 0.10%          and 0.10%
                                  administration fee administration fee
Conversion feature                       yes                none

1
/1/This charge decreases over time. Please see Choosing a share class - About
 Investor B Shares - Contingent deferred sales charge for details.
2
/2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
3
The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge. Because these classes of shares are primarily designed as exchange classes, you should also consider which classes of shares of the Nations Funds non-money market funds you may presently hold or wish to buy.
4
The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing and administration fees, as well as by the amount of any contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge.
5
                                      34
6
7
8
9
0
[Graphic]
1
2
     About Investor B Shares
3
     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.
4
     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:
5
      .you received the shares from reinvested distributions
6
      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a CDSC
7
      .you hold them for a specified time
8
     The CDSC you pay depends on when you bought your shares, how much you bought, and how long you held them. If you originally bought shares of a Nations Fund not offered by this prospectus and exchanged those shares for Investor B shares of the Funds, please refer to the CDSC schedule applicable to the original shares purchased. If you buy Investor B shares of the Funds, the CDSC that you may pay is shown below.
9

If you sell your shares during the following year: You'll pay a CDSC of:
-------------------------------------------------------------------------
          the first year you own them                      5.0%
          the second year you own them                     4.0%
          the third year you own them                      3.0%
          the fourth year you own them                     3.0%
          the fifth year you own them                      2.0%
          the sixth year you own them                      1.0%
          after six years of owning them                   zero

0
     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.
1
     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.
2
                                      35
3
4
5
6
7
     About the conversion feature
     Investor B Shares generally convert automatically to Market Class Shares. If you originally bought Investor B Shares of a Nations Fund not offered by this prospectus and exchanged those shares for Investor B Shares of the Funds, please refer to the conversion schedule applicable to the original shares purchased. If you buy Investor B Shares of the Funds, your Investor B Shares will convert to Market Class Shares after eight years.
8
     The conversion feature allows you to benefit from the lower operating costs of Market Class Shares, which can help increase total returns.
9
     Here's how the conversion works:
0
      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Market Class Shares have lower expenses.
1
      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Market Class Shares at the same time.
2
      .You'll receive the same dollar value of Market Class Shares as the
       Investor B Shares that were converted. No sales charge or other charges will apply.
3
      .Conversions are free from federal tax.
4
[Graphic]
5
     About Investor C Shares
6
     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.
7
     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:
8
      .you received the shares from reinvested distributions
9
      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a CDSC
0
     The CDSC is calculated from the trade date of your purchase. If you originally bought shares of a Nations Fund not offered by this prospectus, and exchanged those shares for Investor C shares of the funds, the CDSC is calculated from the date of your original purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.
1
     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.
2
                                      36
3
4
5
[Graphic]
     Please contact your investment professional for more information about waivers of the CDSC.
6
     You should tell your investment professional that you may qualify for a waiver before buying shares.
7
     We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.
8
9
     When you might not have to pay a CDSC
     You won't pay a CDSC on the following transactions:
0
      .shares sold following the death or disability (as defined in the
       Internal Revenue Code of 1986, as amended (the tax code)) of a shareholder, including a registered joint owner
1
      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors
2
      .the following retirement plan distributions:
3
       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)
4
       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2
5
       .a tax-free return of an excess contribution to an IRA
6
       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code
7
      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks
8
      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor B or Investor C Shares held in the account is less than the minimum account size
9
      .withdrawals made under the Automatic Withdrawal Plan described in
       Buying, selling and exchanging shares, if the total withdrawals of Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account.
0
     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.
1
                                      37
2
3
4
5
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
6
7
[Graphic]
        Buying, selling and exchanging shares
8
You can invest in the Funds through your selling agent or directly from Nations Funds.
9
We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.
0
You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
1
The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.
2
Please contact your investment professional, or call us at 1.800.321.7854 if you have questions about buying, selling or exchanging, or you need help placing an order.
3
                                      38
4
5

                      Ways to
                    buy, sell or            How much you can buy,
                      exchange                sell or exchange                            Other things to know
                  ----------------- -------------------------------------- --------------------------------------------------
Buying shares     In a lump sum     minimum initial investment:            You can invest up to $250,000 in Investor B
                                    .$1,000 for regular accounts           Shares at a time. There is no limit to the
                                    .$500 for traditional and Roth IRA     amount you can invest in Investor C Shares.
                                     accounts
                                    .$250 for certain fee-based accounts
                                    .no minimum for certain retirement
                                     plan accounts like 401(k) plans and
                                     SEP accounts, but other restrictions
                                     apply
                                    minimum additional investment:
                                    .$100 for all accounts
                  Using our         minimum initial investment:            You can buy shares twice a month, monthly or
                  Systematic        .$100                                  quarterly, using automatic transfers from your
                  Investment Plan   minimum additional investment:         bank account.
                                    .$50
------------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum     .you can sell up to $50,000 of your    We'll deduct any CDSC from the amount you're
                                     shares by telephone, otherwise        selling and send you or your selling agent the
                                     there are no limits to the amount     balance, usually within three business days of
                                     you can sell                          receiving your order.
                                    .other restrictions may apply to       If you paid for your shares with a check that
                                     withdrawals from retirement plan      wasn't certified, we'll hold the sale proceeds
                                     accounts                              when you sell those shares for at least 15 days
                                                                           after the trade date of the purchase, or until the
                                                                           check has cleared, whichever is later.
                  Using our free    .minimum $250 per check                You can write checks for free. You can only use
                  checkwriting                                             checks to make partial withdrawals from a
                  service                                                  Fund. You can't use a check to make a full
                                                                           withdrawal from a Fund.
                  Using our         .minimum $25 per withdrawal            Your account balance must be at least $10,000
                  Automatic                                                to set up the plan. You can make withdrawals
                  Withdrawal Plan                                          twice a month, monthly, quarterly, bi-annually
                                                                           or annually. We'll send your money by check or
                                                                           deposit it directly to your bank account. No
                                                                           CDSC is deducted if you withdraw 12% or less
                                                                           of the value of your shares in a class.
------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum     .minimum $1,000 per exchange           You can exchange your Investor B Shares for:
                                                                           .Investor B Shares of any other Nations Fund,
                                                                            except Nations Money Market Funds
                                                                           .Investor B Shares of Nations Reserves Money
                                                                            Market Funds
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.
                                                                           You can exchange your Investor C Shares for:
                                                                           .Investor C Shares of any other Nations Fund,
                                                                            except Nations Money Market Funds
                                                                           .Investor C Shares of Nations Reserves Money
                                                                            Market Funds.
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.
                  Using our         .minimum $25 per exchange              You must already have an investment in the
                  Automatic                                                Funds you want to exchange into. You can make
                  Exchange Feature                                         exchanges monthly or quarterly.
                  Using our         minimum $25 per exchange               You can exchange your Investor B Shares for:
                  Automated                                                .Investor B Shares of up to ten other Nations
                  Dollar Cost                                               Funds except Nations Reserves Money Market
                  Averaging Feature                                         Funds every month or quarter.
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.
                                                                           You can exchange your Investor C Shares for:
                                                                           .Investor C Shares of up to ten other Nations
                                                                            Funds except Nations Reserves Money Market
                                                                            Funds every month or quarter.
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.

6
                                      39
7
8
9
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
0
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
1
2
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
3
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
4
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
5
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
6
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
7
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
8
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
9
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
0
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
1
  .3:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves
2
  .2:30 p.m. Eastern time for Nations Government Reserves
3
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
4
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
5
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
6
                                      40
7
8
9
0
1
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
2
3
4
 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
5
 Here's how telephone orders work:
6
      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
7
      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
8
      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
9
      .Telephone orders may be difficult to complete during periods of significant economic or market change.
[Graphic]
     Buying shares
0
     Here are some general rules for buying shares:
1
         .You buy Investor B and Investor C Shares at net asset value per share.
2
         .If we don't receive payment by 4:00 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order (unless the Fund closes early), we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.
3
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
4
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
5
     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.
6
     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:
7
         .$500 for traditional and Roth individual retirement accounts (IRAs)
8
         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts
9
         .$100 using our Systematic Investment Plan
0
                                      41
1
2
3
4
5
         .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.
6
     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our
     Systematic Investment Plan.
7
 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.
8
 Here's how the plan works:
9
         .You can buy shares twice a month, monthly or quarterly.
0
         .You can choose to have us transfer your money on or about the 15th or the last day of the month.
1
         .Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.
2
                                      42
3
4
5
6
   [Graphic]
     For more information
     about telephone orders,
     see How orders are processed.
7
8
[Graphic]
     Selling shares
     Here are some general rules for selling shares:
9
         .We'll deduct any CDSC from the amount you're selling and send you the balance.
0
         .We normally send the sale proceeds of Nations Cash Reserves, Nations
          Money Market Reserves, Nations Treasury Reserves or Nations
          Government Reserves by Fedwire on the same business day that
          Stephens, PFPC or their agents receive your order.
1
         .If you're selling your shares of Nations Municipal Reserves, Nations
          Tax-Exempt Reserves or Nations California Tax-Exempt Reserves through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.
2
         .If you're selling your shares of Nations Municipal Reserves, Nations
          Tax-Exempt Reserves or Nations California Tax-Exempt Reserves
          directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.
3
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
4
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
5
         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
6
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
7
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or the Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when:
          (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
8
                                      43
9
0
1
2
3
4
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
5
         .Other restrictions may apply to retirement accounts. For more information about these restrictions please contact your retirement plan administrator.
6
     We may sell your shares:
7
         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this
8
         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you
9
         .under certain other circumstances allowed under the 1940 Act
0
 Checkwriting service
 You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.
1
 Here's how the service works:
2
    .Each check you write must be for $250 or more.
3
    .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.
4
    .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.
5
    .We can change or cancel the service by giving you 30 days notice in writing.
6
 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.
7
 Here's how the plan works:
8
    .Your account balance must be at least $10,000 to set up the plan.
9
    .If you set up the plan after you've opened your account, your signature must be guaranteed.
0
    .You can choose to have us transfer your money on or about the 10th or the
     25th of the month.
1
2
    .You won't pay a CDSC if you withdraw 12% or less of the value of your shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.
3
    .We'll send you a check or deposit the money directly to your bank account.
4
    .You can cancel the plan by giving your selling agent or us 30 days notice in writing.
5
 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.
6
                                      44
7
8
9
0
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
1
2
[Graphic]
     Exchanging shares
3
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.
4
     Here's how exchanges work:
5
         .You can exchange Investor B Shares of a Fund for:
6
           .Investor B Shares of any other Nations Fund, except Nations Money
            Market Funds
7
           .Investor B Shares of Nations Reserves Money Market Funds
8
         .You can exchange Investor C Shares of a Fund for:
9
           .Investor C Shares of any other Nations Fund, except Nations Money
            Market Funds
0
           .Investor C Shares of Nations Reserves Money Market Funds
1
         .You must exchange at least $1,000, $25 if you use our Automatic
          Exchange Feature or our Automated Dollar Cost Averaging Feature.
2
         .You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.
3
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
4
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
5
         .You generally may only make an exchange into a Fund that is accepting investments.
6
         .We may limit the number of exchanges you can make within a specified period of time.
7
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
8
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
9
                                      45
0
1
2
3
4
 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.
5
 Here's how automatic exchanges work:
6
  .Send your request to PFPC in writing or call 1.800.321.7854.
7
  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.
8
  .You must already have an investment in the Funds you want to exchange into.
9
  .You can choose to have us transfer your money on or about the 1st or the
   15th of the month.
0
  .The rules for making exchanges apply to automatic exchanges.
1
 Automated Dollar Cost Averaging Feature
 The Automated Dollar Cost Averaging Feature lets you systematically exchange $25 or more of Investor B or Investor C Shares for shares of the same class of up to ten other Nations Funds non-money market funds, every month or quarter. You can contact your investment professional or us to set up the plan.
2
 Here's how automated dollar cost averaging works:
3
  .Send your request to PFPC in writing or call 1.800.321.7854.
4
  .You need not have an investment in the Funds you want to exchange into.
5
  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.
6
  .You can choose to have us transfer your money on or about the 1st or the
   15th of the month.
7
  .The exchanges must be made over a minimum period of six months.
8
9
  .The rules for making exchanges apply to dollar cost averaging exchanges, except that the minimum investment requirements of the Nations Funds non-money market funds do not apply to these exchanges.
0
                                      46
1
2
3
4
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
5
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.
6
     The selling agent may charge other fees for services provided to your account.
7
8
[Graphic]
9
      How selling and servicing agents are paid
0
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
1
Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy a Fund. The amount of this commission depends on which share class you choose:
2
  .up to 4.00% of the offering price per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.
3
  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.
4
If you buy or hold Investor B or Investor C Shares you will be subject to distribution (12b-1), shareholder servicing and shareholder administration fees and may be subject to a CDSC when you sell your shares.
5
Distribution (12b-1) and shareholder servicing and administration fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution, shareholder servicing and administration plans.
6
Stephens may be reimbursed for distribution-related expenses incurred up to an annual maximum of 0.75% of the average daily net assets of Investor B and Investor C Shares of the Funds, some or all of which may be paid to selling agents.
7
Servicing agents may receive a maximum annual shareholder servicing fee of
0.25% of the average daily net assets of Investor B and Investor C Shares of the Funds.
8
BA Advisors and/or financial institutions may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Investor B and Investor C Shares of the Funds.
9
Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
0
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
1
Other compensation
Selling and servicing agents may also receive:
2
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
3
  .additional amounts on all sales of shares:
4
    .up to 1.00% of the net asset value per share of Investor B Shares
5
    .up to 1.00% of the net asset value per share of Investor C Shares
6
                                      47
7
8
9
0
1
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
2
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
3
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
4
                                      48
5
6
7
8
[Graphic]
     The power of compounding
9
     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.
0
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
1
2
[Graphic]
        Distributions and taxes
3
About distributions
A mutual fund can make money two ways:
4
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
5
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
6
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
7
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
8
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
9
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
0
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
1
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.
2
We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.
3
                                      49
4
5
6
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
7
   [Graphic]
     For more information about
     taxes, please see the SAI.
8
9
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
0
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
1
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
2
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
3
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
4
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
5
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
6
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
7
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
8
                                      50
9
0
1
2
3
4
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
5
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
6
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
7
  .the IRS informs us that you're otherwise subject to backup withholding
8
The IRS may also impose penalties against you if you don't give us a correct
TIN.
9
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
0
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
1
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
2
3
                                      51
4
5
6
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
7
8
9
[Graphic]
       Terms used in this prospectus
0
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
1
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
2
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
3
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
4
Commercial paper - a money market instrument issued by a large company.
5
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
6
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
7
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
8
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
9
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
0
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
1
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
2
                                      52
3
4
5
6
7
8
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
9
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
0
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
1
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
2
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
3
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
4
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
5
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
6
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
7
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
8
Settlement Date - the date on which an order is settled either by payment or delivery of securities.
9
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
0
                                      53
1
2
3
4
5
6
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
7
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
8
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
9
                                      54
0
1
2
3
4
5
6
7
   SEC file number:
   Nations Funds Trust, 811-09645
8
   MMPROIX-12/01
9
0
[Graphic]
      Where to find more information
1
You'll find more information about Nations Money Market Funds in the following documents:
2
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
3
[Graphic]
4
5
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
6
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
7
     By telephone: 1.800.321.7854
8
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
9
     On the Internet: www.nations-funds.com
0
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
1
   [LOGO] Nations Funds
2
3
                                    [Graphic]
4
 PRELIMINARY PROSPECTUS DATED [     ], 2001
 SUBJECT TO COMPLETION
5
6
 Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
7
8
 Money Market Funds
 ----------------------
 Investor Class Shares
9
0
 Nations
 Cash Reserves
1
 Nations Money
 Market Reserves
2
 Nations
 Treasury Reserves
3
 Nations
 Government
 Reserves
4
 Nations
 Municipal Reserves
5
 Nations Tax-Exempt Reserves
6
 Nations
 California
 Tax-Exempt
 Reserves
7
8
 The Securities and
 Exchange Commission
 (SEC) has not approved
 or disapproved these
 securities or determined
 if this prospectus is
 truthful or complete.
 Any representation to
 the contrary is a criminal
 offense.
9
0
 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE
1
2
 Prospectus
 December 26, 2001
3
4
 NATIONS FUNDS
5
6
7
8
9
0
1
2
3
4
5
6
An overview of the Funds
7
--------------------------------------------------------------------------------
8
9
[Graphic]
     Terms used in this prospectus
0
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
1
     [Graphic]
      You'll find Terms used in this prospectus on page 42.
2
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
3
     Affiliates of Bank of America are paid for the services they provide to the Funds.
4
5
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
6
This prospectus offers Investor Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
7
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
8
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
9
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
0
The Money Market Funds may be suitable for you if:
1
  .you're looking for a relatively low risk investment with stability of principal
2
  .you have short-term income needs
3
They may not be suitable for you if:
4
  .you're looking for higher returns
5
  .you're more comfortable with bank deposits that are FDIC-insured
6
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
7
For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
8
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
9
                                      2
0
1
2
What's inside
3
--------------------------------------------------------------------------------
4
5
[Graphic]
     Banc of America Advisors, LLC
6
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC, (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
7
   [Graphic]
      You'll find more about
      BA Advisors and BACAP starting on page 25.
8
9
[Graphic]
        About the Funds
0

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             16
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves            19
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 22
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              27

1
2
[Graphic]
        About your investment
3

Information for investors
  Buying, selling and exchanging shares             30
    How orders are processed                        32
  How selling and servicing agents are paid         37
  Distributions and taxes                           38
-------------------------------------------------------
Terms used in this prospectus                       41
-------------------------------------------------------
Where to find more information              back cover

4
                                      3
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
   [Graphic]
     You'll find more about
     BACAP on page 26.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
5
6
Nations Cash Reserves
7
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .commercial paper
2
  .bank obligations
3
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
4
  .short-term taxable municipal securities
5
  .repurchase agreements secured by first-tier securities or U.S. government obligations
6
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
                                      4
3
4
5
6
     [Graphic]
7
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
8
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
9
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
0
1
2
[Graphic]
3
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
4
      .Investment strategy risk -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
7
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
8

   Shareholder fees
   (Fees paid directly from your investment)           Investor Class Shares
   Maximum sales charge (load) imposed on purchases            none
   Maximum deferred sales charge (load)                        none
9
   Annual Fund operating expenses/1/
   (Expenses that are deducted from the Fund's assets)
   Management fees                                             0.15%
   Distribution (12b-1) and shareholder servicing fees         0.35%
   Other expenses                                              0.12%
                                                               -----
   Total annual Fund operating expenses                        0.62%
   Fee waivers and/or reimbursements                          (0.07)%
                                                              -------
   Total net expenses/2/                                       0.55%
                                                               =====

0
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
1
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
2
                                      5
3
4
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768

8
                                      6
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
   [Graphic]
     You'll find more about
     BACAP on page 26.
5
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
9
0
Nations Money Market Reserves
1
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. These securities include primarily:
5
  .commercial paper
6
  .bank obligations
7
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
8
  .short-term taxable municipal securities
9
  .repurchase agreements secured by first-tier securities or U.S. government obligations
0
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant it, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      7
7
8
9
0
     [Graphic]
1
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.
2
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
5
6
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

Shareholder fees
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
5
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
Other expenses                                              0.12%
                                                            -----
Total annual Fund operating expenses                        0.62%
Fee waivers and/or reimbursements                          (0.07)%
                                                           -------
Total net expenses/2/                                       0.55%
                                                            =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
                                      8
9
0
1
2
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
3
4
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
8
       .you reinvest all dividends and distributions in the Fund
9
       .your investment has a 5% return each year
0
       .the Fund's operating expenses remain the same as shown in the table above
1
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768

4
                                      9
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
     [Graphic]
      You'll find more about
      BACAP on page 26.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
5
6
Nations Treasury Reserves
7
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .U.S. Treasury obligations
2
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
3
  .obligations whose principal and interest are backed by the U.S. government
4
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
5
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
6
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
7
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
8
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
9
  .Security analysis includes evaluating the credit quality of an instrument.
0
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
1
                                      10
2
3
4
5
     [Graphic]
6
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
0
1
2
3
4
[Graphic]
5
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
6
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
7
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
0

Shareholder fees
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
1
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
Other expenses                                              0.12%
                                                            -----
Total annual Fund operating expenses                        0.62%
Fee waivers and/or reimbursements                          (0.07)%
                                                           -------
Total net expenses/2/                                       0.55%
                                                            =====

2
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
3
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
4
                                      11
5
6
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
0
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
1
     This example assumes:
2
       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
3
       .you reinvest all dividends and distributions in the Fund
4
       .your investment has a 5% return each year
5
       .the Fund's operating expenses remain the same as shown in the table above
6
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
7
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
8

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768

9
                                      12
0
1
2
3
[Graphic]
     About the sub-adviser
4
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
5
   [Graphic]
     You'll find more about
     BACAP on page 26.
6
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
9
0
Nations Government Reserves
1
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
                                      13
1
2
3
4
     [Graphic]
5
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
6
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
9
0
1
2
3
[Graphic]
4
     Risks and other things to consider
     Nations Government Reserves has the following general risks:
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
7

Shareholder fees
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
8
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
Other expenses                                              0.14%
                                                            -----
Total annual Fund operating expenses                        0.64%
Fee waivers and/or reimbursements                          (0.09)%
                                                           -------
Total net expenses/2/                                       0.55%
                                                            =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
                                      14
2
3
4
5
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
6
7
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $196    $348     $790

7
                                      15
8
9
0
1
[Graphic]
     About the sub-adviser
2
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
3
     [Graphic]
      You'll find more about
      BACAP on page 26.
4
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
5
[Graphic]
     First-tier securities
6
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
7
8
Nations Municipal Reserves
9
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
3
The Fund may invest its assets in:
4
  .municipal securities that finance private projects, called private activity bonds
5
  .money market instruments, including repurchase agreements
6
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
                                      16
3
4
5
6
     [Graphic]
7
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
8
9
[Graphic]
0
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
1
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
2
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
3
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
4
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
                                      17
7
8
9
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
0
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
1
2
3
4
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
5
6
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
7

Shareholder fees
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
8
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
Other expenses                                              0.14%
                                                            -----
Total annual Fund operating expenses                        0.64%
Fee waivers and/or reimbursements                          (0.09)%
                                                           -------
Total net expenses/2/                                       0.55%
                                                            =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $196    $348     $790

0
                                      18
1
2
3
4
[Graphic]
   About the sub-adviser
5
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
6
   [Graphic]
     You'll find more about
     BACAP on page  .
7
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
8
[Graphic]
   First-tier securities
9
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
0
1
2
Nations Tax-Exempt Reserves
3
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
4
[Graphic]
5
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
6
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
7
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
                                      19
4
5
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
6
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
3
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.
4
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
5
                                      20
6
7
8
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
9
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
0
1
2
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
3
4
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
5

Shareholder fees
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
6
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
                                                            0.13%
Other expenses                                              -----
Total annual Fund operating expenses                        0.63%
                                                           (0.08)%
Fee waivers and/or reimbursements                          -------
Total net expenses/2/                                       0.55%
                                                            =====

7
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
8
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                      1 year 3 years 5 years 10 years
Investor Class Shares   $       $       $       $

8
                                      21
9
0
1
2
[Graphic]
     About the sub-adviser
3
4
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
5
     [Graphic]
      You'll find more about BACAP on page 26.
6
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
7
8
9
Nations California Tax-Exempt Reserves
0
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
4
The Fund may invest up to 20% of its assets in:
5
  .municipal securities that finance private projects, called private activity bonds
6
  .money market instruments, including repurchase agreements
7
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
                                      22
4
5
6
7
8
     [Graphic]
9
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
0
1
2
[Graphic]
3
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
4
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
7
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
                                      23
0
1
2
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
5
6
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
0

Shareholder fees
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
1
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.35%
Other expenses                                              0.13%
                                                            -----
Total annual Fund operating expenses                        0.63%
Fee waivers and/or reimbursements                          (0.08)%
                                                           -------
Total net expenses/2/                                       0.55%
                                                            =====

2
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
3
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
4
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
5
     This example assumes:
6
       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
7
       .you reinvest all dividends and distributions in the Fund
8
       .your investment has a 5% return each year
9
       .the Fund's operating expenses remain the same as shown in the table above
0
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $194    $343     $779

3
                                      24
4
5
6
7
8
9
[Graphic]
        Other important information
0
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
1
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
2
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
3
       .must maintain an average dollar-weighted maturity of 90 days or less
4
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
5
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
6
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
      Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
7
                                      25
8
9
0
1
2
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
3
                                      26
4
5
6
7
[Graphic]
     Banc of America Advisors, LLC
8
     One Bank of America Plaza
     Charlotte, North Carolina 28255
9
0
[Graphic]
        How the Funds are managed
1
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
2
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
3
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
4
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
5
The following chart shows the maximum advisory fees BA Advisors can receive:
6
Annual investment advisory fee, as a % of average daily net assets
7

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                   0.15%
Nations Money Market Reserves           0.15%
Nations Treasury Reserves               0.15%
Nations Government Reserves             0.15%
Nations Municipal Reserves              0.15%
Nations Tax-Exempt Reserves             0.15%
Nations California Tax-Exempt Reserves  0.15%

8
                                      27
9
0
1
2
[Graphic]
     Banc of America
     Capital Management, LLC
3
     One Bank of America Plaza Charlotte, North Carolina 28255
4
5
6
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
7
  .change, add or terminate one or more sub-advisers;
8
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
9
  .materially change a sub-advisory agreement with a sub-adviser.
0
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
1
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
2
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
3
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
4

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

5
                                      28
6
7
8
[Graphic]
     Stephens Inc.
9
     111 Center Street
     Little Rock, Arkansas 72201
0
[Graphic]
     PFPC Inc.
1
     400 Bellevue Parkway
     Wilmington, Delaware 19809
2
3
4
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
5
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
6
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
7
                                      29
8
9
0
About your investment
1
--------------------------------------------------------------------------------
2
3
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
4
5
[Graphic]
        Buying, selling and exchanging shares
6
This prospectus offers Investor Class Shares of the Funds. Here are some general rules about this class of shares:
7
  .Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:
8
    .Bank of America and certain of its affiliates
9
    .certain other financial institutions and intermediaries.
0
  .The minimum initial investment is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to come up with the minimum initial investment. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Investor Class Shares.
1
  .There is no minimum for additional investments.
2
  .The minimum initial investment is $10,000 using the Systematic Investment
   Plan. The minimum for additional investments under this plan is $1,000.
3
  .There are no sales charges for buying, selling or exchanging these shares.
4
You'll find more information about buying, selling and exchanging Investor
Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
5
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
6
                                      30
7
8

                        Ways to
                      buy, sell or               How much you can buy,
                        exchange                   sell or exchange                           Other things to know
                  -------------------- ------------------------------------------ --------------------------------------------
Buying shares     In a lump sum        minimum initial investment:                There is no limit to the amount you can
                                       .$25,000                                   invest in Investor Class Shares.
                                       minimum additional investment:
                                       .none
                  Using our            minimum initial investment:                You can buy shares twice a month, monthly
                  Systematic           .$10,000                                   or quarterly, using automatic transfers from
                  Investment Plan      minimum additional investment:             your bank account.
                                       .$1,000
-------------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum        .you can sell up to $50,000 of your shares We usually send you the sale proceeds on
                                        by telephone, otherwise there are no      the same day that we receive your order. If
                                        limits to the amount you can sell         you paid for your shares with a check that
                                       .other restrictions may apply to           wasn't certified, we'll hold the sale
                                        withdrawals from retirement plan          proceeds when you sell those shares for at
                                        accounts                                  least 15 days after the trade date of the
                                                                                  purchase, or until the check has cleared,
                                                                                  whichever is later.
                  Using our free       .minimum $250 per check                    You can write checks for free. You can only
                  checkwriting service                                            use checks to make partial withdrawals
                                                                                  from a Fund. You can't use a check to make
                                                                                  a full withdrawal from a Fund.
                  Using our            .minimum $25 per withdrawal                Your account balance must be at least
                  Automatic                                                       $10,000 to set up the plan. You can make
                  Withdrawal Plan                                                 withdrawals twice a month, monthly,
                                                                                  quarterly, bi-annually or annually. We'll
                                                                                  send your money by check or deposit it
                                                                                  directly to your bank account.
-------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum        .minimum $25,000 per exchange              You can exchange Investor Class shares of a
                                                                                  Fund for Investor Class Shares of any other
                                                                                  Nations Reserves Money Market Fund.

9
                                      31
0
1
2
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
3
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
4
5
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
6
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
7
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
8
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
9
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
0
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
1
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
2
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
3
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
4
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
5
    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
6
    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
7
    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
8
  .2:30 p.m. Eastern time for Nations Government Reserves
9
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
0
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
1
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
2
                                      32
3
4
5
6
7
8
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
9
0
Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
1
Here's how telephone orders work:
         .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
         .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
         .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
         .Telephone orders may be difficult to complete during periods of significant economic or market change.
2
[Graphic]
     Buying shares
     Here are some general rules for buying shares:
3
         .You buy Investor Class Shares at net asset value per share.
4
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
5
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
6
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves
7
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
8
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
9
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
0
                                      33
1
2
3
4
5
6
7
     [Graphic]
      For more information about telephone orders, see How orders are processed.
8
9
0
Systematic Investment Plan
You can make regular purchases of $1,000 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.
1
Here's how the plan works:
2
      .You can buy shares twice a month, monthly or quarterly.
3
      .You can choose to have us transfer your money on or about the 15th or the last day of the month.
4
      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.
5
[Graphic]
     Selling shares
     Here are some general rules for selling shares:
6
         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
7
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
8
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
9
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
0
         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.
1
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
2
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the
          1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
3
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
4
                                      34
5
6
7
8
9
0
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
1
     We may sell your shares:
2
         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
3
         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
4
         .under certain other circumstances allowed under the 1940 Act
5
Checkwriting service
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.
6
Here's how the service works:
7
      .Each check you write must be for $250 or more.
8
      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.
9
      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.
0
      .We can change or cancel the service by giving you 30 days notice in writing.
1
Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.
2
Here's how the plan works:
3
      .Your account balance must be at least $10,000 to set up the plan.
4
      .If you set up the plan after you've opened your account, your signature must be guaranteed.
5
      .You can choose to have us transfer your money on or about the 10th or the 25th of the month.
6
      .We'll send you a check or deposit the money directly to your bank account.
7
      .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.
8
It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.
9
                                      35
0
1
2
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
3
4
5
[Graphic]
     Exchanging shares
6
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
7
     Here's how exchanges work:
8
         .You can exchange Investor Class Shares of a Fund for Investor Class
          Shares of any other Nations Reserves Money Market Fund.
9
         .You must exchange at least $25,000 at a time.
0
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
1
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
2
         .You generally may only make an exchange into a Fund that is accepting investments.
3
         .We may limit the number of exchanges you can make within a specified period of time.
4
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
5
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
6
                                      36
7
8
9
0
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
1
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under
     Rule 12b-1 of the 1940 Act.
2
     The selling agent may charge other fees for services provided to your account.
3
4
5
                                    [Graphic]
6
7
        How selling and servicing agents are paid
8
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
9
Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.
0
Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.10% of the average daily net assets of Investor Class Shares of the Funds, some or all of which may be paid to selling agents.
1
Servicing agents may receive a maximum annual shareholder servicing fee of
0.25% of the average daily net assets of Investor Class Shares of the Funds.
2
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
3
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
4
Other compensation
Selling and servicing agents may also receive:
5
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
6
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
7
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
8
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
9
                                      37
0
1
2
3
[Graphic]
     The power of compounding
4
     Reinvesting your distributions buys you more shares of a Fund - which lets you take advantage of the potential for compound growth.
5
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
6
7
[Graphic]
        Distributions and taxes
8
About distributions
A mutual fund can make money two ways:
9
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
0
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
1
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
2
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
3
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
4
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
5
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
6
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.
7
                                      38
8
9
0
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
1
     [Graphic]
      For more information about
      taxes, please see the SAI.
2
3
4
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
5
Although the Funds do not expect to realize any capital gain any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
6
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
7
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
8
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
9
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
0
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
1
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
2
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
3
                                      39
4
5
6
7
8
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
9
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
0
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
1
  .the IRS informs us that you are otherwise subject to backup withholding
2
The IRS may also impose penalties against you if you don't give us a correct
TIN.
3
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
4
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
5
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
6
                                      40
7
8
9
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
0
1
[Graphic]
        Terms used in this prospectus
2
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
3
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
4
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
5
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
6
Commercial paper - a money market instrument issued by a large company.
7
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
8
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
9
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
0
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
1
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
2
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
3
                                      41
4
5
6
7
8
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
9
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
0
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
1
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
2
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
3
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
4
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
5
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
6
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
7
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
8
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
9
                                      42
0
1
2
3
4
Settlement date - the date on which an order is settled either by payment or delivery of securities.
5
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
6
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
7
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
8
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
9
                                      43
0
1
2
3
4
5
6
7
8
9
   SEC file number:
   Nations Funds Trust, 811-09645
0
   INVESTOR -- 12/01
1
2
3
[Graphic]
      Where to find more information
4
You'll find more information about Nations Money Market Funds in the following documents:
5
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
6
[Graphic]
7
8
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
9
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
0
     By telephone: 1.800.626.2275 (Institutional Investors)
1
                1.800.321.7854 (Individual Investors)
2
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
3
     On the Internet: www.nations-funds.com
4
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
5
   [LOGO] Nations Funds
6
7
                                    [Graphic]
8
PRELIMINARY PROSPECTUS DATED [ __ ], 2001
SUBJECT TO COMPLETION
9
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
0
1
Money Market Funds
------------------
Liquidity Class Shares
2
3
Nations
Cash Reserves
4
Nations Money
Market Reserves
5
Nations
Treasury Reserves
6
Nations Government Reserves
7
Nations
Municipal Reserves
8
Nations Tax-Exempt Reserves
9
Nations
California Tax-Exempt Reserves
0
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
1
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
2
     Prospectus
     December 26, 2001
3
NATIONS FUNDS
4
5
6
An overview of the Funds
7
--------------------------------------------------------------------------------
8
9
[Graphic]
     Terms used in this prospectus
0
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
1
     [Graphic]
      You'll find Terms used in this prospectus on page 41.
2
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
3
     Affiliates of Bank of America are paid for the services they provide to the Funds.
4
5
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
6
This prospectus offers Liquidity Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
7
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
8
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
9
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
0
The Money Market Funds may be suitable for you if:
1
  .you're looking for a relatively low risk investment with stability of principal
2
  .you have short-term income needs
3
They may not be suitable for you if:
4
  .you're looking for higher returns
5
  .you're more comfortable with bank deposits that are FDIC-insured
6
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
7
For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
8
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
9
                                      2
0
1
2
What's inside
3
--------------------------------------------------------------------------------
4
5
[Graphic]
     Banc of America Advisors, LLC
6
7
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
8
     [Graphic]
      You'll find more about BA Advisors and BACAP starting on page 32.
9
0
1
[Graphic]
        About the Funds
2

                   Nations Cash Reserves                   4
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Money Market Reserves           7
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Treasury Reserves              10
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Government Reserves            13
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Municipal Reserves             16
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Tax-Exempt Reserves            19
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations California Tax-Exempt Reserves 22
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Other important information            25
                   -------------------------------------------
                   How the Funds are managed              27

3
[Graphic]
      About your investment
4

             Information for investors
               Buying, selling and exchanging shares             30
               How selling and servicing agents are paid         35
               Distributions and taxes                           36
             -------------------------------------------------------
             Terms used in this prospectus                       39
             -------------------------------------------------------
             Where to find more information              back cover

5
                                      3
6
7
8
9
[Graphic]
     About the sub-adviser
0
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
1
     [Graphic]
      You'll find more about BACAP on page 32.
2
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
3
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
4
[Graphic]
     First-tier securities
5
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
6
7
8
Nations Cash Reserves
9
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund will only buy first-tier securities. These securities include primarily:
3
  .commercial paper
4
  .bank obligations
5
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
6
  .short-term taxable municipal securities
7
  .repurchase agreements secured by first-tier securities or U.S. government obligations
8
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
9
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
0
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
1
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
2
  .Security analysis includes evaluating the credit quality of an instrument.
3
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
4
                                      4
5
6
7
8
     [Graphic]
9
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
0
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
1
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
2
3
4
[Graphic]
5
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
6
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
7
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
0
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
                                                            0.12%
Other expenses                                              -----
Total annual Fund operating expenses                        1.12%
                                                           (0.77)%
Fee waivers and/or reimbursements                          -------
Total net expenses/2/                                       0.35%
                                                            =====

1
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
2
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
3
                                      5
4
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $279    $542    $1,294

8
                                      6
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
   [Graphic]
     You'll find more about
     BACAP on page 32.
5
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
9
0
Nations Money Market Reserves
1
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. These securities include primarily:
5
  .commercial paper
6
  .bank obligations
7
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
8
  .short-term taxable municipal securities
9
  .repurchase agreements secured by first-tier securities or U.S. government obligations
0
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      7
7
8
9
0
   [Graphic]
1
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
2
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
5
6
[Graphic]
7
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
3
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.12%
                                                            -----
Total annual Fund operating expenses                        1.12%
Fee waivers and/or reimbursements                          (0.77)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

4
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
                                      8
7
8
9
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
0
1
2
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
3
     This example assumes:
4
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
5
       .you reinvest all dividends and distributions in the Fund
6
       .your investment has a 5% return each year
7
       .the Fund's operating expenses remain the same as shown in the table above
8
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
9
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
0

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $279    $542    $1,294

1
                                      9
2
3
4
5
[Graphic]
     About the sub-adviser
6
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
7
   [Graphic]
     You'll find more about
     BACAP on page 32.
8
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
9
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
0
[Graphic]
     First-tier adviser
1
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
2
3
Nations Treasury Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
5
6
[Graphic]
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. These securities include primarily:
9
  .U.S. Treasury obligations
0
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
1
  .obligations whose principal and interest are backed by the U.S. government
2
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
3
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument. Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
8
                                      10
9
0
1
2
3
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
4
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
6
7
[Graphic]
8
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
9
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
0
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
1
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
2
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
3

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
4
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.90%
Other expenses                                              0.12%
                                                            -----
Total annual Fund operating expenses                        1.17%
Fee waivers and/or reimbursements                          (0.82)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

5
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
6
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
7
                                      11
8
9
0
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
1
2
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $290    $564    $1,347

2
                                      12
3
4
5
6
[Graphic]
     About the sub-adviser
7
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
   [Graphic]
     You'll find more about
     BACAP on page 27.
9
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
[Graphic]
     First-tier securities
1
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
2
3
Nations Government Reserves
4
5
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
6
7
[Graphic]
8
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
9
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
0
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
1
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
2
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
3
  .Security analysis includes evaluating the credit quality of an instrument.
4
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
5
                                      13
6
7
8
9
0
   [Graphic]
       You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
1
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
3
4
[Graphic]
5
     Risks and other things to consider
     Nations Government Reserves has the following risks:
6
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
7
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
8
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
9
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
3
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.14%
                                                            -----
Total annual Fund operating expenses                        1.14%
Fee waivers and/or reimbursements                          (0.79)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

4
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
                                      14
7
8
9
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
0
1
2
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
3
     This example assumes:
4
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
5
       .you reinvest all dividends and distributions in the Fund
6
       .your investment has a 5% return each year
7
       .the Fund's operating expenses remain the same as shown in the table above
8
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
9
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
0

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $284    $551    $1,315

1
                                      15
2
3
4
5
[Graphic]
     About the sub-adviser
6
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
7
   [Graphic]
     You'll find more about
     BACAP on page 27.
8
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
9
[Graphic]
     First-tier securities
0
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
1
2
Nations Municipal Reserves
3
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
4
[Graphic]
5
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
6
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
7
The Fund may invest its assets in:
8
  .municipal securities that finance private projects, called private activity bonds
9
  .money market instruments, including repurchase agreements
0
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      16
7
8
9
0
1
   [Graphic]
2
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
3
4
[Graphic]
5
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
6
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
7
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
8
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
9
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
0
1
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
2
                                      17
3
4
5
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
6
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
0

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
1
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.14%
                                                            -----
Total annual Fund operating expenses                        1.14%
Fee waivers and/or reimbursements                          (0.79)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

2
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
3
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
4
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
5
     This example assumes:
6
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
7
       .you reinvest all dividends and distributions in the Fund
8
       .your investment has a 5% return each year
9
       .the Fund's operating expenses remain the same as shown in the table above
0
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $284    $551    $1,315

3
                                      18
4
5
6
7
[Graphic]
   About the sub-adviser
8
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
9
   [Graphic]
     You'll find more about
     BACAP on page  .
0
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
1
[Graphic]
   First-tier securities
2
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
3
4
5
Nations Tax-Exempt Reserves
6
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
7
[Graphic]
8
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
9
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
0
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      19
7
8
9
0
1
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
2
3
[Graphic]
4
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
5
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
6
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
7
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
8
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
9
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
                                      20
2
3
4
[Graphic]
     There are two kinds of fees--shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
6
7
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
8

Shareholder fees                                     Liquidity
(Fees paid directly from your investment)           Class Shares
Maximum sales charge (load) imposed on purchases       none
Maximum deferred sales charge (load)                   none
9
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                        0.15%
Distribution (12b-1) and shareholder servicing fees    0.85%
Other expenses                                         0.13%
                                                       -----
Total annual Fund operating expenses                   1.13%
Fee waivers and/or reimbursements                     (0.78)%
                                                      -------
Total net expenses/2/                                  0.35%
                                                       =====

0
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
1
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
2
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
3
     This example assumes:
4
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
5
       .you reinvest all dividends and distributions in the Fund
6
       .your investment has a 5% return each year
7
       .the Fund's operating expenses remain the same as shown in the table above
8
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
9
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
0

                       1 year 3 years 5 years 10 years
Liquidity Class Shares   $       $       $       $

1
                                      21
2
3
4
5
[Graphic]
     About the sub-adviser
6
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
7
   [Graphic]
    You'll find more about
    BACAP on page 27.
8
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
9
0
Nations California Tax-Exempt Reserves
1
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
5
The Fund may invest up to 20% of its assets in:
6
  .municipal securities that finance private projects, called private activity bonds
7
  .money market instruments, including repurchase agreements
8
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
9
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
0
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
1
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
2
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
3
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
4
                                      22
5
6
7
8
   [Graphic]
9
    You'll find more about
    other risks of investing in
    this Fund in Other important
    information and in the SAI.
0
1
2
[Graphic]
3
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
4
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
7
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
                                      23
0
1
2
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none
0
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.13%
                                                            -----
Total annual Fund operating expenses                        1.13%
Fee waivers and/or reimbursements                          (0.78)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

1
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
2
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $282    $547    $1,305

2
                                      24
3
4
5
6
7
[Graphic]
        Other important information
8
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
9
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
0
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
1
       .must maintain an average dollar-weighted maturity of 90 days or less
2
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
3
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
4
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval. Other investment policies may be changed only with shareholder approval.
5
      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
6
       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
7
                                      25
8
9
0
1
2
3
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
4
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
5
                                      26
6
7
8
9
[Graphic]
     Banc of America Advisors, LLC
0
     One Bank of America Plaza
     Charlotte, North Carolina 28255
1
2
[Graphic]
        How the Funds are managed
3
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
4
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
5
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
6
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
7
The following chart shows the maximum advisory fees BA Advisors can receive:
8
Annual investment advisory fee, as a % of average daily net assets
9

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                   0.15%
Nations Money Market Reserves           0.15%
Nations Treasury Reserves               0.15%
Nations Government Reserves             0.15%
Nations Municipal Reserves              0.15%
Nations Tax-Exempt Reserves             0.15%
Nations California Tax-Exempt Reserves  0.15%

0
                                      27
1
2
3
4
5
6
7
[Graphic]
     Banc of America
     Capital Management, LLC
8
     One Bank of America Plaza
     Charlotte, North Carolina 28255
9
0
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
1
  .change, add or terminate one or more sub-advisers;
2
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
3
  .materially change a sub-advisory agreement with a sub-adviser.
4
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
5
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
6
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
7
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
8

  Fund                                  BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

9
                                      28
0
1
2
3
[Graphic]
     Stephens Inc.
4
     111 Center Street
     Little Rock, Arkansas 72201
5
[Graphic]
     PFPC Inc.
6
     400 Bellevue Parkway
     Wilmington, Delaware 19809
7
8
9
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
0
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
1
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
2
                                      29
3
4
5
About your investment
6
--------------------------------------------------------------------------------
7
8
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
9
0
[Graphic]
        Buying, selling and exchanging shares
1
This prospectus offers Liquidity Class Shares of the Funds. Here are some general rules about this class of shares:
2
  .Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:
3
    .Bank of America and certain of its affiliates
4
    .certain other financial institutions and intermediaries.
5
  .The minimum initial investment is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Liquidity Class Shares.
6
  .There is no minimum for additional investments.
7
  .There are no sales charges for buying, selling or exchanging these shares.
8
You'll find more information about buying, selling and exchanging Liquidity Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
9
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
0
                                      30
1
2
3
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
4
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
5
6
7
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
8
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
9
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
0
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
1
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
2
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
3
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
4
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
5
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
6
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
7
      .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
       Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
8
      .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
       Eastern time on business days that precede the national holidays observed by the Fund
9
      .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
0
  .2:30 p.m. Eastern time for Nations Government Reserves
1
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
2
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
3
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
4
                                      31
5
6
7
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
8
9
[Graphic]
     Buying shares
0
     Here are some general rules for buying shares:
1
         .You buy Liquidity Class Shares at net asset value per share.
2
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
3
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
4
               .Payment must be received for Nations Treasury Reserves by 4:00
                p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
5
               .Payment must be received for Nations Money Market Reserves by
                4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund
6
               .Payment must be received for Nations Cash Reserves by 4:00 p.m.
                Eastern time on the last business day of the calendar year
7
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves
8
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
9
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
0
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
1
[Graphic]
     Selling shares
2
     Here are some general rules for selling shares:
3
         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
4
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
5
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
6
                                      32
7
8
9
0
1
         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.
2
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
3
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the
          1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
4
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
5
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
6
     We may sell your shares:
7
         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
8
         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
9
         .under certain other circumstances allowed under the 1940 Act
0
                                      33
1
2
3
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
4
5
6
[Graphic]
     Exchanging shares
7
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
8
     Here's how exchanges work:
9
         .You can exchange Liquidity Class Shares of a Fund for Liquidity Class
          Shares of any other Nations Reserves Money Market Fund.
0
         .You must exchange at least $500,000 at a time.
1
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
2
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
3
         .You generally may only make an exchange into a Fund that is accepting investments.
4
         .We may limit the number of exchanges you can make within a specified period of time.
5
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
6
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
7
                                      34
8
9
0
1
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
2
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.
3
     The selling agent may charge other fees for services provided to your account.
4
5
                                    [Graphic]
6
      How selling and servicing agents are paid
7
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
8
Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.
9
Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.30% of the average daily net assets of Liquidity Class Shares of the Funds, some or all of which may be paid to selling agents. Stephens may not carry forward any of these expenses for reimbursement in future years.
0
Stephens may also receive a maximum annual distribution (12b-1) fee of 0.30% of the average daily net assets of Liquidity Class Shares of the Funds (up to
0.35% of Liquidity Class Shares of Nations Treasury Reserves). Stephens may use this fee to compensate certain financial institutions that provide administrative or distribution services.
1
Servicing agents may receive a maximum annual shareholder servicing fee of
0.25% of the average daily net assets of Liquidity Class Shares of the Funds.
2
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
3
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
4
Other compensation
Selling and servicing agents may also receive:
5
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
6
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
7
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
8
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
9
                                      35
0
1
2
3
[Graphic]
     The power of compounding
4
     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.
5
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
6
7
[Graphic]
        Distributions and taxes
8
About distributions
A mutual fund can make money two ways:
9
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
0
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
1
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
2
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
3
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
4
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
5
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
6
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.
7
                                      36
8
9
0
1
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
2
   [Graphic]
     For more information about
     taxes, please see the SAI.
3
4
5
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
6
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
7
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
8
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
9
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
0
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
1
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
2
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
3
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
4
                                      37
5
6
7
8
9
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
0
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
1
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
2
  .the IRS informs us that you are otherwise subject to backup withholding
3
The IRS may also impose penalties against you if you don't give us a correct
TIN.
4
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
5
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
6
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
7
8
                                      38
9
0
1
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
2
3
[Graphic]
        Terms used in this prospectus
4
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
5
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
6
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
7
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
8
Commercial paper - a money market instrument issued by a large company.
9
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
0
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
1
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
2
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
3
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
4
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
5
                                      39
6
7
8
9
0
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
1
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
2
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
3
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
4
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
5
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
6
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
7
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
8
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
9
0
                                      40
1
2
3
4
5
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
6
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
7
Settlement date - the date on which an order is settled either by payment or delivery of securities.
8
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
9
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
0
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
1
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
2
                                      41
3
4
5
6
7
   SEC file number:
   Nations Funds Trust, 811-09645
8
   LIQUIDITY-12/01
9
0
[Graphic]
      Where to find more information
1
You'll find more information about Nations Money Market Funds in the following documents:
2
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
3
[Graphic]
4
5
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
6
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
7
     By telephone:  1.800.626.2275 (Institutional Investors)
                 1.800.321.7854 (Individual Investors)
8
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
9
     On the Internet: www.nations-funds.com
0
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
   [LOGO] Nations Funds
1
2
                                    [GRAPHIC]
3
PRELIMINARY PROSPECTUS DATED [     ], 2001
SUBJECT TO COMPLETION
4
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
5
6
MONEY MARKET FUNDS
MARKET CLASS SHARES
7
8
Nations
Cash Reserves
9
Nations Money
Market Reserves
0
Nations
Treasury Reserves
1
Nations Government Reserves
2
Nations
Municipal Reserves
3
Nations Tax-Exempt Reserves
4
Nations
California Tax-Exempt Reserves
5
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
6
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
7
      Prospectus
      December 26, 2001
8
NATIONS FUNDS
9
0
1
2
3
An overview of the Funds
4
--------------------------------------------------------------------------------
5
[Graphic]
     Terms used in this prospectus
6
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
7
 [Graphic]
     You'll find Terms used
     in this prospectus on
     page 40.
8
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
9
     Affiliates of Bank of America are paid for the services they provide to the Funds.
0
1
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
2
This prospectus offers Market Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their institutional client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
3
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
4
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
5
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
6
The Money Market Funds may be suitable for you if:
7
  .you're looking for a relatively low risk investment with stability of principal
8
  .you have short-term income needs
9
They may not be suitable for you if:
0
  .you're looking for higher returns
1
  .you're more comfortable with bank deposits that are FDIC-insured
2
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
3
For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
4
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
5
                                      2
6
7
8
What's inside
9
--------------------------------------------------------------------------------
0
1
2
[Graphic]
     Banc of America Advisors, LLC
3
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
4
 [Graphic]
     You'll find more about
     BA Advisors and BACAP starting on page 25.
5
6
7
8
[Graphic]
        About the Funds
9

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             16
Sub-adviser: BACAP
-------------------------------------------
Nations Tax-Exempt Reserves            19
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 22
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              27

0
1
[Graphic]
        About your investment
2

Information for investors
  Buying, selling and exchanging shares             30
   How orders are processed                         31
  How selling and servicing agents are paid         35
  Distributions and taxes                           36
-------------------------------------------------------
Terms used in this prospectus                       39
-------------------------------------------------------
Where to find more information              back cover

3
                                      3
4
5
6
7
[Graphic]
     About the sub-adviser
8
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
9
 [Graphic]
     You'll find more about
     BACAP on page 26.
0
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
1
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
2
[Graphic]
     First-tier securities
3
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
4
5
6
Nations Cash Reserves
7
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .commercial paper
2
  .bank obligations
3
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
4
  .short-term taxable municipal securities
5
  .repurchase agreements secured by first-tier securities or U.S. government obligations
6
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
                                      4
3
4
5
6
   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
7
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
8
     Total net expenses are actual expenses paid by the Fund
     after waivers and/or reimbursements.
9
0
1
[Graphic]
2
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
3
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
4
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
7
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
8

    Shareholder fees
    (Fees paid directly from your investment)           Market Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and shareholder servicing fees        0.45%
    Other expenses                                             0.12%
                                                               -----
    Total annual Fund operating expenses                       0.72%
    Fee waivers and/or reimbursements                         (0.07)%
                                                              -------
    Total net expenses/2/                                      0.65%
                                                               =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
2
                                      5
3
4
5
6
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                    1 year  3 years  5 years  10 years
Market Class Shares   $66     $223     $394    $888

8
                                      6
9
0
1
2
[Graphic]
     About the sub-advisor
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
     [Graphic]
      You'll find more about BACAP on page 26.
5
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
9
0
1
Nations Money Market Reserves
2
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
3
[Graphic]
4
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
5
The Fund will only buy first-tier securities. These securities include primarily:
6
  .commercial paper
7
  .bank obligations
8
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
9
  .short-term taxable municipal securities
0
  .repurchase agreements secured by first-tier securities or U.S. government obligations
1
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
2
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
3
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
4
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
5
  .Security analysis includes evaluating the credit quality of an instrument.
6
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
7
                                      7
8
9
0
1
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
2
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
4
5
6
[Graphic]
7
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2

     Shareholder fees
     (Fees paid directly from your investment)          Market Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and shareholder servicing fees        0.45%
    Other expenses                                             0.12%
                                                               -----
    Total annual Fund operating expenses                       0.72%
    Fee waivers and/or reimbursements                         (0.07)%
                                                              -------
    Total net expenses/2/                                      0.65%
                                                               =====

3
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
4
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
5
                                      8
6
7
8
9
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
0
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                                  1 year 3 years 5 years 10 years
              Market Class Shares  $66    $223    $394     $888

0
                                      9
1
2
3
4
[Graphic]
     About the sub-advisor
5
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
6
     [Graphic]
      You'll find more about BACAP on page 26.
7
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
8
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
9
[Graphic]
     First-tier securities
0
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
1
2
3
Nations Treasury Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund will only buy first-tier securities. These securities include primarily:
8
  .U.S. Treasury obligations
9
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
0
  .obligations whose principal and interest are backed by the U.S. government
1
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
2
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
3
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
4
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
5
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
6
  .Security analysis includes evaluating the credit quality of an instrument.
7
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
8
                                      10
9
0
1
2
3
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
4
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
5
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
6
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
3

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.12%
                                                           -----
Total annual Fund operating expenses                       0.72%
Fee waivers and/or reimbursements                         (0.07)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

4
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
7
                                      11
8
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
4
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
5
     This example assumes:
6
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
7
       .you reinvest all dividends and distributions in the Fund
8
       .your investment has a 5% return each year
9
       .the Fund's operating expenses remain the same as shown in the table above
0
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $223    $394     $888

3
4
                                      12
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
[Graphic]
     You'll find more about
     BACAP on page 26.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
[Graphic]
     First-tier securities
3
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
4
5
6
Nations Government Reserves
7
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
1
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
2
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
3
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
4
  .Security analysis includes evaluating the credit quality of an instrument.
5
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
6
                                      13
7
8
9
0
    [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
1
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
3
4
[Graphic]
5
     Risks and other things to consider
     Nations Government Reserves has the following risks:
6
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
7
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.14%
                                                           -----
Total annual Fund operating expenses                       0.74%
Fee waivers and/or reimbursements                         (0.09)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

0
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
1
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
2
3
                                      14
4
5
6
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $228    $403     $910

8
                                      15
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
   [Graphic]
     You'll find more about
     BACAP on page 26.
5
     This Fund, like all money market funds, is subject to certain limitations. These are described in Other important information.
6
[Graphic]
     First-tier securities
7
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
8
9
0
Nations Municipal Reserves
1
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
5
The Fund may invest its assets in:
6
  .municipal securities that finance private projects, called private activity bonds
7
  .money market instruments, including repurchase agreements
8
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
9
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
0
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
1
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
2
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
3
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
4
                                      16
5
6
7
8
   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
9
0
1
[Graphic]
2
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
3
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
4
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
5
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
6
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
7
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
8
                                      17
9
0
1
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
3
4
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.14%
                                                           -----
Total annual Fund operating expenses                       0.74%
Fee waivers and/or reimbursements                         (0.09)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

0
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
1
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
2
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
3
     This example assumes:
4
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
5
       .you reinvest all dividends and distributions in the Fund
6
       .your investment has a 5% return each year
7
       .the Fund's operating expenses remain the same as shown in the table above
8
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
9
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
0

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $228    $403     $910

1
                                      18
2
3
4
5
[Graphic]
   About the sub-adviser
6
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
7
   [Graphic]
     You'll find more about
     BACAP on page  .
8
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
9
[Graphic]
   First-tier securities
0
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
1
2
3
Nations Tax-Exempt Reserves
4
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
8
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
9
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
0
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
1
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
2
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
3
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
4
                                      19
5
6
7
8
9
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
0
1
[Graphic]
2
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
3
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
4
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
5
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
6
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.
7
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
8
                                      20
9
0
1
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
3
4
5
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
6

    Shareholder fees
    (Fees paid directly from your investment)           Market Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none
7
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and Shareholder servicing fees        0.45%
    Other expenses                                             0.13%
                                                               -----
    Total annual Fund operating expenses                       0.73%
    Fee waivers and/or reimbursements                         (0.08)%
                                                              -------
    Total net expenses/2/                                      0.65%
                                                               =====

8
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
9
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
0
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
1
     This example assumes:
2
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
3
       .you reinvest all dividends and distributions in the Fund
4
       .your investment has a 5% return each year
5
       .the Fund's operating expenses remain the same as shown in the table above
6
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
7
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
8

                                  1 year 3 years 5 years 10 years
              Market Class Shares   $       $       $       $

9
                                      21
0
1
2
3
[Graphic]
     About the sub-adviser
4
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
5
   [Graphic]
     You'll find more about
     BACAP on page 26.
6
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
7
8
Nations California Tax-Exempt Reserves
9
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
3
The Fund may invest up to 20% of its assets in:
4
  .municipal securities that finance private projects, called private activity bonds
5
  .money market instruments, including repurchase agreements
6
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
3
                                      22
4
5
6
7
   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
8
9
[Graphic]
0
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
1
      .Investment strategy risk - This Fund is considered to be non-
       diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
2
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
3
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
4
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
7
                                      23
8
9
0
1
2
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
3

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.13%
                                                           -----
Total annual Fund operating expenses                       0.73%
Fee waivers and/or reimbursements                         (0.08)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

4
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
7
     This example assumes:
8
       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
9
       .you reinvest all dividends and distributions in the Fund
0
       .your investment has a 5% return each year
1
       .the Fund's operating expenses remain the same as shown in the table above
2
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
3
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
4

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $225    $398     $899

5
                                      24
6
7
8
9
0
[Graphic]
      Other important information
1
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
2
       .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
3
         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
4
         .must maintain an average dollar-weighted maturity of 90 days or less
5
         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
6
         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
7
       .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
8
       .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
9
        Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
0
                                      25
1
2
3
4
5
6
       .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
7
       .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
8
                                      26
9
0
1
[Graphic]
     Banc of America Advisors, LLC
2
     One Bank of America Plaza
     Charlotte, North Carolina 28255
3
4
[Graphic]
        How the Funds are managed
5
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
6
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
7
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
8
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
9
The following chart shows the maximum advisory fees BA Advisors can receive:
0
Annual investment advisory fee, as a % of average daily net assets
1

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                   0.15%
Nations Money Market Reserves           0.15%
Nations Treasury Reserves               0.15%
Nations Government Reserves             0.15%
Nations Municipal Reserves              0.15%
Nations Tax-Exempt Reserves             0.15%
Nations California Tax-Exempt Reserves  0.15%

2
                                      27
3
4
5
6
[Graphic]
     Banc of America Capital Management, LLC
7
     One Bank of America Plaza
     Charlotte, North Carolina 28255
8
9
0
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
1
  .change, add or terminate one or more sub-advisers;
2
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
3
  .materially change a sub-advisory agreement with a sub-adviser.
4
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
5
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
6
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
7
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
8

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

9
                                      28
0
1
2
[Graphic]
     Stephens Inc.
3
     111 Center Street
     Little Rock, Arkasas 72201
4
[Graphic]
     PFPC Inc.
5
     400 Bellevue Parkway
     Wilmington, Delaware 19809
6
7
8
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
9
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
0
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
1
                                      29
2
3
4
About your investment
5
--------------------------------------------------------------------------------
6
7
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
8
9
[Graphic]
       Buying, selling and exchanging shares
0
This prospectus offers Market Class Shares of the Funds. Here are some general rules about this class of shares:
1
  .Market Class Shares are available to financial institutions and intermediaries for their own accounts, and for certain institutional client accounts for which they may provide automated cash management or other services. These include:
2
    .Bank of America and certain of its affiliates
3
    .certain other financial institutions and intermediaries.
4
  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Market
   Class Shares.
5
  .There is no minimum for additional investments.
6
  .There are no sales charges for buying, selling or exchanging these shares.
7
You'll find more information about buying, selling and exchanging Market Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
8
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
9
                                      30
0
1
2
3
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
4
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
5
6
7
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
8
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
9
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
0
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
1
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
2
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
3
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
4
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
5
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
6
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
7
   . Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
8
   . Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
9
   . Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
0
  .2:30 p.m. Eastern time for Nations Government Reserves
1
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
2
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
3
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
4
                                      31
5
6
7
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
8
9
0
Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
1
Here's how telephone orders work:
  .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
  .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
  .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions. .Telephone orders may be difficult to complete during periods of significant economic or market change.
2
[Graphic]
     Buying shares
3
     Here are some general rules for buying shares:
         .You buy Market Class Shares at net asset value per share.
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves
4
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time. .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
5
                                      32
6
7
8
   [Graphic]
     For more information about telephone orders, see How orders are processed.
9
0
[Graphic]
     Selling shares
1
     Here are some general rules for selling shares:
2
         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
3
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
4
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
5
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
6
         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
7
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
8
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the
          1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
9
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
0
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
1
     We may sell your shares:
2
         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
3
         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
4
         .under certain other circumstances allowed under the 1940 Act
5
                                      33
6
7
8
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
9
0
[Graphic]
     Exchanging shares
1
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
2
     Here's how exchanges work:
3
         .You can exchange Market Class Shares of a Fund for Market Class
          Shares of any other Nations Reserves Money Market Fund.
4
         .You must exchange at least $250,000 at a time.
5
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
6
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
7
         .You generally may only make an exchange into a Fund that is accepting investments.
8
         .We may limit the number of exchanges you can make within a specified period of time.
9
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
0
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
1
                                      34
2
3
4
5
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
6
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.
7
     The selling agent may charge other fees for services provided to your account.
8
9
                                    [Graphic]
0
1
        How selling and servicing agents are paid
2
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
3
Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.
4
Stephens may be compensated or reimbursed for distribution-related expenses up to an annual maximum of 0.20% of the average daily net assets of Market Class Shares of the Funds, some or all of which may be paid to selling agents.
5
Servicing agents may receive a maximum annual shareholder servicing fee of
0.25% of the average daily net assets of Market Class Shares of the Funds.
6
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
7
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
8
Other compensation
Selling and servicing agents may also receive:
9
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
0
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
1
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
2
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
3
                                      35
4
5
6
7
[Graphic]
     The power of compounding
8
9
     Reinvesting your distributions buys you more shares of a
     Fund -- which lets you take advantage of the potential for compound growth.
0
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
1
2
3
[Graphic]
        Distributions and taxes
4
About distributions
A mutual fund can make money two ways:
5
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
6
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
7
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
8
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
9
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
0
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
1
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
2
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.
3
                                      36
4
5
6
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
7
   [Graphic]
     For more information
     about taxes, please see
     the SAI.
8
9
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
0
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
1
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
2
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
3
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
4
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
5
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
6
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
7
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
8
                                      37
9
0
1
2
3
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
4
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
5
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
6
  .the IRS informs us that you are otherwise subject to backup withholding
7
The IRS may also impose penalties against you if you don't give us a correct
TIN.
8
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
9
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
0
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
1
2
                                      38
3
4
5
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
6
7
8
[Graphic]
        Terms used in this prospectus
9
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
0
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
1
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
2
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
3
Commercial paper - a money market instrument issued by a large company.
4
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
5
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
6
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
7
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
8
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
9
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
0
                                      39
1
2
3
4
5
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
6
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
7
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
8
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
9
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
0
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
1
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
2
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
3
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
4
                                      40
5
6
7
8
9
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
0
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
1
Settlement date - the date on which an order is settled either by payment or delivery of securities.
2
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
3
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
4
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
5
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
6
                                      41
7
8
9
0
1
2
3
4
     SEC file number: Nations Funds Trust, 811-09645
5
     MARKET-12/01
6
7
8
[Graphic]
      Where to find more information
9
You'll find more information about Nations Money Market Funds in the following documents:
0
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
1
[Graphic]
2
3
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
4
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
5
     By telephone: 1.800.626.2275 (Institutional Investors) 1.800.321.7854 (Individual Investors)
6
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
7
     On the Internet: www.nations-funds.com
8
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
   [LOGO] Nations Funds
9
0
1
                                        [Graphic]
2
       PRELIMINARY PROSPECTUS DATED [ __ ], 2001
       SUBJECT TO COMPLETION
3
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
4
       MONEY MARKET FUNDS
       SERVICE CLASS SHARES
5
  Nations
  Cash Reserves
6
  Nations Money
  Market Reserves
7
  Nations
  Treasury Reserves
8
  Nations
  Government
  Reserves
9
  Nations
  Municipal Reserves
0
  Nations Tax-Exempt Reserves
1
  Nations
  California
  Tax-Exempt
  Reserves
2
  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete.
  Any representation to the contrary is a criminal offense.
3
       NOT FDIC INSURED
       MAY LOSE VALUE
       NO BANK GUARANTEE
4
       Prospectus
       December 26, 2001
5
       NATIONS FUNDS
6
7
8
An overview of the Funds
9
--------------------------------------------------------------------------------
0
1
[Graphic]
     Terms used in this prospectus
2
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
3
     [Graphic]
      You'll find Terms used in
      this prospectus on page 43.
4
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
5
     Affiliates of Bank of America are paid for the services they provide to the Funds.
6
7
8
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
9
This prospectus offers Service Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
0
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
1
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
2
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
3
The Money Market Funds may be suitable for you if:
4
  .you're looking for a relatively low risk investment with stability of principal
5
  .you have short-term income needs
6
They may not be suitable for you if:
7
  .you're looking for higher returns
8
  .you're more comfortable with bank deposits that are FDIC-insured
9
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
0
For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
1
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
2
                                      2
3
4
5
What's inside
6
--------------------------------------------------------------------------------
7
8
[Graphic]
     Banc of America Advisors, LLC
9
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
0
     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 26.
1
2
3
4
[Graphic]
        About the Funds
5

                   Nations Cash Reserves                   4
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Money Market Reserves           7
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Treasury Reserves              10
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Government Reserves            13
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Municipal Reserves             16
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Tax-Exempt Reserves            19
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations California Tax-Exempt Reserves 22
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Other important information            25
                   -------------------------------------------
                   How the Funds are managed              27

6
[Graphic]
        About your investment
7

             Information for investors
               Buying, selling and exchanging shares             30
                 How orders are processed                        32
               How selling and servicing agents are paid         37
               Distributions and taxes                           38
             -------------------------------------------------------
             Terms used in this prospectus                       41
             -------------------------------------------------------
             Where to find more information              back cover

8
9
                                      3
0
1
2
3
[Graphic]
     About the sub-adviser
4
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
5
     [Graphic]
6
      You'll find more about
      BACAP on page 27.
7
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
8
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
9
[Graphic]
     First-tier securities
0
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
1
2
3
Nations Cash Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund will only buy first-tier securities. These securities include primarily:
8
  .commercial paper
9
  .bank obligations
0
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
1
  .short-term taxable municipal securities
2
  .repurchase agreements secured by first-tier securities or U.S. government obligations
3
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
4
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
5
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
6
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
7
  .Security analysis includes evaluating the credit quality of an instrument.
8
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
9
                                      4
0
1
2
3
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
4
5
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
6
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
7
8
9
0
[Graphic]
1
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
2
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
3
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
4
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
5
6
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
7

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
8
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.12%
Other expenses                                            -----
Total annual Fund operating expenses                       1.27%
                                                          (0.07)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
                                      5
2
3
4
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $396    $690    $1,528

8
                                      6
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
     [Graphic]
      You'll find more about
      BACAP on page 27.
5
6
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
7
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
8
[Graphic]
     First-tier securities
9
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
0
1
2
Nations Money Market Reserves
3
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
4
[Graphic]
5
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
6
The Fund will only buy first-tier securities. These securities include primarily:
7
  .commercial paper
8
  .bank obligations
9
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
0
  .short-term taxable municipal securities
1
  .repurchase agreements secured by first-tier securities or U.S. government obligations
2
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
3
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
4
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
5
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
6
  .Security analysis includes evaluating the credit quality of an instrument.
7
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
8
9
                                      7
0
1
2
3
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
4
5
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
6
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
7
8
9
[Graphic]
0
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
1
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
2
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
3
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
4
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
5

    Shareholder fees
    (Fees paid directly from your investment)           Service Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none
6
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and shareholder servicing fees        1.00%
                                                               0.12%
    Other expenses                                            -----
    Total annual Fund operating expenses                       1.27%
                                                              (0.07)%
    Fee waivers and/or reimbursements                         -------
    Total net expenses/2/                                      1.20%
                                                              =====

7
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
8
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
9
                                      8
0
1
2
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
3
4
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
8
       .you reinvest all dividends and distributions in the Fund
9
       .your investment has a 5% return each year
0
       .the Fund's operating expenses remain the same as shown in the table above
1
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $396    $690    $1,528

4
5
                                      9
6
7
8
9
[Graphic]
     About the sub-adviser
0
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
1
     [Graphic]
      You'll find more about
      BACAP on page 27.
2
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
3
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
4
[Graphic]
     First-tier securities
5
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
6
7
8
Nations Treasury Reserves
9
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
0
[Graphic]
1
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
2
The Fund will only buy first-tier securities. These securities include primarily:
3
  .U.S. Treasury obligations
4
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
5
  .obligations whose principal and interest are backed by the U.S. government
6
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
7
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
4
                                      10
5
6
7
8
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
9
0
1
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
3
4
5
[Graphic]
6
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
7
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
8
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
9
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
0
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.12%
Other expenses                                            -----
Total annual Fund operating expenses                       1.27%
                                                          (0.07)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

3
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
4
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
5
                                      11
6
7
8
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
9
0
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $396    $690    $1,528

0
1
                                      12
2
3
4
5
[Graphic]
     About the sub-adviser
6
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
7
     [Graphic]
      You'll find more about
      BACAP on page 27.
8
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
9
[Graphic]
     First-tier securities
0
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
1
2
3
Nations Government Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
4
                                      13
5
6
7
8
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
9
0
1
2
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
5
[Graphic]
6
     Risks and other things to consider
     Nations Government Reserves has the following risks:
7
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
8
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
9
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
0
1
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
2
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
3

    Shareholder fees
    (Fees paid directly from your investment)           Service Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and shareholder servicing fees        1.00%
                                                               0.14%
    Other expenses                                            -----
    Total annual Fund operating expenses                       1.29%
                                                              (0.09)%
    Fee waivers and/or reimbursements                         -------
    Total net expenses/2/                                      1.20%
                                                              =====

4
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
5
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
6
                                      14
7
8
9
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
0
1
2
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
3
     This example assumes:
4
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
5
       .you reinvest all dividends and distributions in the Fund
6
       .your investment has a 5% return each year
7
       .the Fund's operating expenses remain the same as shown in the table above
8
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
9
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
0

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $400    $699    $1,549

1
2
                                      15
3
4
5
6
[Graphic]
     About the sub-adviser
7
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
     [Graphic]
      You'll find more about
      BACAP on page 27.
9
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
[Graphic]
     First-tier securities
1
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
2
3
4
Nations Municipal Reserves
5
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
6
[Graphic]
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
9
The Fund may invest its assets in:
0
  .municipal securities that finance private projects, called private activity bonds
1
  .money market instruments, including repurchase agreements
2
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
3
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
4
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
5
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
6
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
7
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
8
9
                                      16
0
1
2
3
     [Graphic]
4
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
5
6
7
[Graphic]
8
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
9
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
0
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
1
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
2
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
3
4
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
5
6
                                      17
7
8
9
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
0
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
4
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
5

    Shareholder fees
    (Fees paid directly from your investment)           Service Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and shareholder servicing fees        1.00%
                                                               0.14%
    Other expenses                                            -----
    Total annual Fund operating expenses                       1.29%
                                                              (0.09)%
    Fee waivers and/or reimbursements                         -------
    Total net expenses/2/                                      1.20%
                                                              =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                                   1 year 3 years 5 years 10 years
              Service Class Shares  $122   $400    $699    $1,549

7
8
                                      18
9
0
1
2
[Graphic]
   About the sub-adviser
3
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
   [Graphic]
     You'll find more about
     BACAP on page  .
5
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
[Graphic]
   First-tier securities
7
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
8
9
0
Nations Tax-Exempt Reserves
1
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
5
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
6
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
7
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
8
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
9
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
0
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
1
                                      19
2
3
4
5
6
     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.
7
8
[Graphic]
9
     Risks and other things to consider
     Nations Tax-Exempt Reserve has the following risks:
0
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
3
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
4
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
                                      20
7
8
9
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
0
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
1
2
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
3

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
4
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
Other expenses                                             0.13%
                                                           -----
Total annual Fund operating expenses                       1.28%
Fee waivers and/or reimbursements                         (0.08)%
                                                          -------
Total net expenses/2/                                      1.20%
                                                           =====

5
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
6
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
7
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
8
     This example assumes:
9
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
0
       .you reinvest all dividends and distributions in the Fund
1
       .your investment has a 5% return each year
2
       .the Fund's operating expenses remain the same as shown in the table above
3
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
4
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
5

                     1 year 3 years 5 years 10 years
Service Class Shares   $       $       $       $

6
                                      21
7
8
9
0
[Graphic]
     About the sub-adviser
1
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
2
     [Graphic]
      You'll find more about
      BACAP on page 27.
3
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
4
5
6
Nations California Tax-Exempt Reserves
7
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
1
The Fund may invest up to 20% of its assets in:
2
  .municipal securities that finance private projects, called private activity bonds
3
  .money market instruments, including repurchase agreements
4
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
1
                                      22
2
3
4
5
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.
6
7
8
[Graphic]
9
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
0
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
1
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
2
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
3
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
4
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
                                      23
7
8
9
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
0
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
4
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
5

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.13%
Other expenses                                            -----
Total annual Fund operating expenses                       1.28%
                                                          (0.08)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $398    $695    $1,538

7
8
                                      24
9
0
1
2
3
[Graphic]
      Other important information
4
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
5
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
6
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
7
       .must maintain an average dollar-weighted maturity of 90 days or less
8
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
9
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
0
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
1
      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
2
       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
3
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment
4
                                      25
5
6
7
8
9
       strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
0
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
1
2
                                      26
3
4
5
6
[Graphic]
     Banc of America Advisors, LLC
7
     One Bank of America Plaza
     Charlotte, North Carolina 28255
8
9
0
[Graphic]
      How the Funds are managed
1
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family including the Money Market Funds described in this prospectus.
2
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
3
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
4
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
5
The following chart shows the maximum advisory fees BA Advisors can receive:
6
Annual investment advisory fee, as a % of average daily net assets
7

                                                       Maximum
                                                       advisory
                                                         fee
                Nations Cash Reserves                   0.15%
                Nations Money Market Reserves           0.15%
                Nations Treasury Reserves               0.15%
                Nations Government Reserves             0.15%
                Nations Municipal Reserves              0.15%
                Nations Tax-Exempt Reserves             0.15%
                Nations California Tax-Exempt Reserves  0.15%

8
9
                                      27
0
1
2
3
[Graphic]
     Banc of America
     Capital Management, LLC
4
     One Bank of America Plaza Charlotte, North Carolina 28255
5
6
7
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
8
  .change, add or terminate one or more sub-advisers;
9
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
0
  .materially change a sub-advisory agreement with a sub-adviser.
1
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
2
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
3
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
4
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
5

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

6
7
                                      28
8
9
0
[Graphic]
     Stephens Inc.
1
     111 Center Street
     Little Rock, Arkansas 72201
2
[Graphic]
     PFPC Inc.
3
     400 Bellevue Parkway
     Wilmington, Delaware 19809
4
5
6
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.
7
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.
8
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
9
0
                                      29
1
2
3
About your investment
4
--------------------------------------------------------------------------------
5
6
[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
7
8
9
[Graphic]
      Buying, selling and exchanging shares
0
This prospectus offers Service Class Shares of the Funds. Here are some general rules about this class of shares:
1
  .Service Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:
2
    .Bank of America and certain of its affiliates
3
    .certain other financial institutions and intermediaries.
4
  .The minimum initial investment is $1,000. There is no minimum for additional investments.
5
  .The minimum initial investment is $100 using the Systematic Investment Plan.
   The minimum for additional investments under this plan is $100.
6
  .There are no sales charges for buying, selling or exchanging these shares.
7
You'll find more information about buying, selling and exchanging Service Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
8
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
9
0
                                      30
1
2

                     Ways to
                   buy, sell or             How much you can buy,
                     exchange                 sell or exchange                            Other things to know
                  --------------- ------------------------------------------ ----------------------------------------------
Buying shares     In a lump sum   minimum initial investment:                There is no limit to the amount you can invest
                                  .$1,000                                    in Service Class Shares.
                                  minimum additional investment:
                                  .none
                  Using our       minimum initial investment:                You can buy shares twice a month, monthly or
                  Systematic      .$100                                      quarterly, using automatic transfers from your
                  Investment Plan minimum additional investment:             bank account.
                                  .$100
----------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum   .you can sell up to $50,000 of your        We usually send you the sale proceeds on the
                                   shares by telephone, otherwise there      same day that we receive your order.
                                   are no limits to the amount you can sell
3
                                  .other restrictions may apply to           If you paid for your shares with a check that
                                   withdrawals from retirement plan          wasn't certified, we'll hold the sale proceeds
                                   accounts                                  when you sell those shares for at least 15
                                                                             days after the trade date of the purchase, or
                                                                             until the check has cleared, whichever is
                                                                             later.
4
                  Using our free  .minimum $250 per check                    You can write checks for free. You can only
                  checkwriting                                               use checks to make partial withdrawals from
                  service                                                    a Fund. You can't use a check to make a full
                                                                             withdrawal from a Fund.
5
                  Using our       .minimum $25 per withdrawal                Your account balance must be at least $10,000
                  Automatic                                                  to set up the plan. You can make withdrawals
                  Withdrawal Plan                                            twice a month, monthly, quarterly, bi-annually
                                                                             or annually. We'll send your money by check
                                                                             or deposit it directly to your bank account.
----------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   .minimum $1,000 per exchange               You can exchange Service Class shares of a
                                                                             Fund for Service Class Shares of any other
                                                                             Nations Reserves Money Market Fund.

6
                                      31
7
8
9
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
0
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
1
2
3
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
4
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves
5
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
6
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
7
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
8
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
9
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
0
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
1
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
2
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
3
    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
4
    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
5
    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
6
  .2:30 p.m. Eastern time for Nations Government Reserves
7
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
8
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
9
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
0
1
                                      32
2
3
4
5
6
7
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
8
9
0
Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
1
Here's how telephone orders work:
2
      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
3
      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
4
      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
5
      .Telephone orders may be difficult to complete during periods of significant economic or market change.
6
[Graphic]
     Buying shares
7
     Here are some general rules for buying shares:
8
         .You buy Service Class Shares at net asset value per share.
9
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
0
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
1
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
2
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
3
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
4
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves.
5
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
6
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
7
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
8
9
                                      33
0
1
2
3
     [Graphic]
      For more information
      about telephone orders,
      see How orders are
      processed.
4
5
6
Systematic Investment Plan
You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.
7
Here's how the plan works:
8
      .You can buy shares twice a month, monthly or quarterly.
9
      .You can choose to have us transfer your money on or about the 15th or the last day of the month.
0
      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.
1
2
[Graphic]
     Selling shares
3
     Here are some general rules for selling shares:
4
         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
5
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
6
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
7
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
8
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
9
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the
          1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
0
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
1
2
                                      34
3
4
5
6
7
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
8
     We may sell your shares:
9
         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
0
         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
1
         .under certain other circumstances allowed under the 1940 Act
2
Checkwriting service
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.
3
Here's how the service works:
4
      .Each check you write must be for $250 or more.
5
      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.
6
      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.
7
      .We can change or cancel the service by giving you 30 days notice in writing.
8
Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.
9
Here's how the plan works:
0
  .Your account balance must be at least $10,000 to set up the plan.
1
  .If you set up the plan after you've opened your account, your signature must be guaranteed.
2
  .You can choose to have us transfer your money on or about the 10th or the
   25th of the month.
3
  .We'll send you a check or deposit the money directly to your bank account.
4
  .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.
5
It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.
6
7
                                      35
8
9
0
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
1
2
3
[Graphic]
     Exchanging shares
4
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
5
     Here's how exchanges work:
6
         .You can exchange Service Class Shares of a Fund for Service Class
          Shares of any other Nations Reserves Money Market Fund.
7
         .You must exchange at least $1,000 at a time.
8
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
9
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
0
         .You generally may only make an exchange into a Fund that is accepting investments.
1
         .We may limit the number of exchanges you can make within a specified period of time.
2
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
3
         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
4
5
                                      36
6
7
8
9
[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.
0
     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.
1
     The selling agent may charge other fees for services provided to your account.
2
3
4
                                    [Graphic]
5
      How selling and servicing agents are paid
6
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
7
Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.
8
Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.75% of the average daily net assets of Service Class Shares of the Funds, some or all of which may be paid to selling agents.
9
Servicing agents may receive a maximum annual shareholder servicing fee of
0.25% of the average daily net assets of Service Class Shares of the Funds.
0
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
1
The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.
2
Other compensation
Selling and servicing agents may also receive:
3
  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds
4
  .an additional amount of up to 0.75% of the net asset value per share on all sales of Service Class Shares
5
  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise
6
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.
7
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
8
9
                                      37
0
1
2
3
4
[Graphic]
     The power of compounding
5
     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.
6
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
7
8
9
[Graphic]
      Distributions and taxes
0
About distributions
A mutual fund can make money two ways:
1
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
2
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
3
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
4
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
5
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
6
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
7
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
8
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.
9
0
                                      38
1
2
3
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
4
     [Graphic]
      For more information about
      taxes, please see the SAI.
5
6
7
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
8
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
9
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
0
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
1
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
2
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
3
Any distributions that come from taxable income or realized capital gain of the Funds are generally subject to tax.
4
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
5
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
6
                                      39
7
8
9
0
1
2
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
3
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
4
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
5
  .the IRS informs us that you are otherwise subject to backup withholding
6
The IRS may also impose penalties against you if you don't give us a correct
TIN.
7
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
8
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
9
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
0
1
2
                                      40
3
4
5
6
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
7
8
9
[Graphic]
      Terms used in this prospectus
0
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
1
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
2
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
3
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
4
Commercial paper - a money market instrument issued by a large company.
5
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
6
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
7
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
8
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
9
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
0
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
1
                                      41
2
3
4
5
6
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
7
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
8
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
9
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
0
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
1
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
2
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
3
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
4
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
5
6
                                      42
7
8
9
0
1
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
2
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
3
Settlement date - the date on which an order is settled either by payment or delivery of securities.
4
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
5
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
6
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
7
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
8
9
                                      43
0
1
2
3
     SEC file number:
     Nations Funds Trust, 811-09645
4
     SERVICE - 12/01
5
6
[Graphic]
      Where to find more information
7
You'll find more information about Nations Money Market Funds in the following documents:
8
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
9
[Graphic]
0
1
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
2
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
3
     By telephone: 1.800.626.2275 (Institutional Investors)
4
                 1.800.321.7854 (Individual Investors)
5
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
6
     On the Internet: www.nations-funds.com
7
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
8
   [LOGO] Nations Funds
9
0
                                    [Graphic]
1
PRELIMINARY PROSPECTUS DATED [ __ ], 2001
SUBJECT TO COMPLETION
2
3
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
4
Money Market Funds
-------------------
Trust Class Shares
5
6
7
Nations
Cash Reserves
8
Nations Money
Market Reserves
9
Nations
Treasury Reserves
0
Nations
Government Reserves
1
Nations
Municipal Reserves
2
Nations
Tax-Exempt Reserves
3
Nations
California Tax-Exempt Reserves
4
5
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
6
7
8
Not FDIC Insured
May Lose Value
No Bank Guarantee
9
0
Prospectus
December 26, 2001
1
Nations Funds
2
3
4
An overview of the Funds
5
--------------------------------------------------------------------------------
6
7
[Graphic]
     Terms used in this prospectus
8
     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
9
    [Graphic]
      You'll find Terms used in
      this prospectus on page 40.
0
     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
1
     Affiliates of Bank of America are paid for the services they provide to the Funds.
2
3
This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
4
This prospectus offers Trust Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts for which they act as fiduciary, agent or custodian. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
5
About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.
6
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
7
Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
8
The Money Market Funds may be suitable for you if:
9
  .you're looking for a relatively low risk investment with stability of principal
0
  .you have short-term income needs
1
They may not be suitable for you if:
2
  .you're looking for higher returns
3
  .you're more comfortable with bank deposits that are FDIC-insured
4
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.
5
For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
6
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
7
                                      2
8
9
0
What's inside
1
--------------------------------------------------------------------------------
2
3
4
5
[Graphic]
     Banc of America Advisors, LLC
6
     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
7
      [Graphic]
      You'll find more about BA Advisors and BACAP starting on page 30.
8
9
0
1
[Graphic]
2
        About the Funds
3
4

                   Nations Cash Reserves                   4
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Money Market Reserves           7
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Treasury Reserves              10
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Government Reserves            13
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Municipal Reserves             16
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Tax-Exempt Reserves            19
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations California Tax-Exempt Reserves 22
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Other important information            25
                   -------------------------------------------
                   How the Funds are managed              27

5
[Graphic]
       About your investment
6

               Information for investors
                 Buying, selling and exchanging shares         30
                 Shareholder administration fees               35
                 Distributions and taxes                       36
               ---------------------------------------------------
               Terms used in this prospectus                   39
               ---------------------------------------------------
               Where to find more information          back cover

7
                                      3
8
9
0
1
[Graphic]
     About the sub-adviser
2
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
3
     [Graphic]
     You'll find more about
     BACAP on page 31.
4
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
5
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
6
[Graphic]
     First-tier securities
7
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.
8
9
Nations Cash Reserves
0
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund will only buy first-tier securities. These securities include primarily:
4
  .commercial paper
5
  .bank obligations
6
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
7
  .short-term taxable municipal securities
8
  .repurchase agreements secured by first-tier securities or U.S. government obligations
9
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
0
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
1
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
2
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
3
  .Security analysis includes evaluating the credit quality of an instrument.
4
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
5
                                      4
6
7
8
9
    [Graphic]
     You'll find more about
     other risks of investing in this Fund in Other important information and in the SAI.
0
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
1
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
2
3
[Graphic]
4
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
5
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
6
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
7
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9
0

     Shareholder fees
     (Fees paid directly from your investment)           Trust Class Shares
      Maximum sales charge (load) imposed on purchases          none
      Maximum deferred sales charge (load)                      none
1
     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
      Management fees                                           0.15%
      Shareholder administration fees                           0.10%
                                                                0.12%
      Other expenses                                            -----
      Total annual Fund operating expenses                      0.37%
                                                               (0.07)%
      Fee waivers and/or reimbursements                        -------
      Total net expenses/2/                                     0.30%
                                                                =====

2
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
3
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
4
                                      5
5
6
7
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
0
     This example assumes:
1
       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
2
       .you reinvest all dividends and distributions in the Fund
3
       .your investment has a 5% return each year
4
       .the Fund's operating expenses remain the same as shown in the table above
5
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
6
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
7

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $112    $201     $461

8
                                      6
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
[Graphic]
     You'll find more about
     BACAP on page 31.
5
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
7
[Graphic]
     First-tier securities
8
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
9
0
1
Nations Money Market Reserves
2
[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
3
[Graphic]
4
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
5
The Fund will only buy first-tier securities. These securities include primarily:
6
  .commercial paper
7
  .bank obligations
8
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
9
  .short-term taxable municipal securities
0
  .repurchase agreements secured by first-tier securities or U.S. government obligations
1
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
2
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
3
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
4
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
5
  .Security analysis includes evaluating the credit quality of an instrument.
6
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
7
                                      7
8
9
0
1
   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other
     important information
     and in the SAI.
2
3
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
4
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
5
6
[Graphic]
7
     Risks and other things to consider
     Nations Money Market Reserves has the following risks:
8
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
9
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
0
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
1
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
2
3

        Shareholder fees                                    Trust Class
        (Fees paid directly from your investment)             Shares
         Maximum sales charge (load) imposed on purchases       none
         Maximum deferred sales charge (load)                   none
4
        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
         Management fees                                        0.15%
         Shareholder administration fees                        0.10%
                                                                0.12%
         Other expenses                                         -----
         Total annual Fund operating expenses                   0.37%
                                                               (0.07)%
         Fee waivers and/or reimbursements                     -------
         Total net expenses/2/                                  0.30%
                                                                =====

5
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
6
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
7
                                      8
8
9
0
1
2
[Graphic]
3
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
4
5
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
6
     This example assumes:
7
        .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
8
        .you reinvest all dividends and distributions in the Fund
9
        .your investment has a 5% return each year
0
        .the Fund's operating expenses remain the same as shown in the table above
1
        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
2
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                                1 year   3 years 5 years  10 years
             Trust Class Shares  $31     $112        $201     $461

4
                                      9
5
6
7
8
[Graphic]
     About the sub-adviser
9
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
0
     [Graphic]
       You'll find more about
       BACAP on page 31.
1
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
2
     The Fund is listed on the National Association of Insurance Commissioner's Approved List of Money Market Mutual Funds.
3
[Graphic]
     First-tier securities
4
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's been given the highest credit rating considered to be of comparable quality.
5
6
Nations Treasury Reserves
7
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
8
[Graphic]
9
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
0
The Fund will only buy first-tier securities. These securities include primarily:
1
  .U.S. Treasury obligations
2
  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations
3
4
  .obligations whose principal and interest are backed by the U.S. government
5
The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.
6
The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.
7
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
8
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
9
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
0
  .Security analysis includes evaluating the credit quality of an instrument.
1
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
2
                                      10
3
4
5
6
   [Graphic]
     You'll find more about
     other risks of investing
     in this Fund in Other
     important information
     and in the SAI.
7
8
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
9
     Total net expenses are actual expenses paid by the Fund after waivers and or reimbursements.
0
1
[Graphic]
2
     Risks and other things to consider
     Nations Treasury Reserves has the following risks:
3
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
4
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
5
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
7

        Shareholder fees                                    Trust Class
        (Fees paid directly from your investment)             Shares
         Maximum sales charge (load) imposed on purchases       none
         Maximum deferred sales charge (load)                   none
8
        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
         Management fees                                        0.15%
         Shareholder administration fees                        0.10%
                                                                0.12%
         Other expenses                                         -----
         Total annual Fund operating expenses                   0.37%
                                                               (0.07)%
         Fee waivers and/or reimbursements                     -------
         Total net expenses/2/                                  0.30%
                                                                =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
2
                                      11
3
4
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
9
     This example assumes:
0
       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
1
       .you reinvest all dividends and distributions in the Fund
2
       .your investment has a 5% return each year
3
       .the Fund's operating expenses remain the same as shown in the table above
4
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
5
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
6

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $112    $201     $461

7
                                      12
8
9
0
1
2
[Graphic]
     About the sub-adviser
3
     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
4
   [Graphic]
     You'll find more about
     BACAP on page 31.
5
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
6
[Graphic]
     First-tier securities
7
     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
8
9
0
Nations Government Reserves
1
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
2
[Graphic]
3
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
4
The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.
5
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
6
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
7
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
8
  .Security analysis includes evaluating the credit quality of an instrument.
9
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
0
                                      13
1
2
3
4
    [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.
5
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
6
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
7
8
9
[Graphic]
0
     Risks and other things to consider
     Nations Government Reserves has the following risks:
1
       .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
       .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
       .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.
2
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
3
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
4

                                                              Trust
           Shareholder fees                                   Class
          (Fees paid directly from your investment)           Shares
           Maximum sales charge (load) imposed on purchases    none
           Maximum deferred sales charge (load)                none
5
           Annual Fund operating expenses/1/
          (Expenses that are deducted from the Fund's assets)
           Management fees                                     0.15%
           Shareholder administration fees                     0.10%
                                                               0.14%
           Other expenses                                      -----
           Total annual Fund operating expenses                0.39%
                                                              (0.09)%
           Fee waivers and/or reimbursements                  -------
           Total net expenses/2/                               0.30%
                                                               =====

6
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
7
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
8
                                      14
9
0
1
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
6
       .you reinvest all dividends and distributions in the Fund
7
       .your investment has a 5% return each year
8
       .the Fund's operating expenses remain the same as shown in the table above
9
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $116    $210     $484

2
3
                                      15
4
5
6
[Graphic]
     About the sub-adviser
7
     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
 [Graphic]
     You'll find more about
     BACAP on page 31.
9
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
[Graphic]
     First-tier securities
1
     A first-tier security is
     a short-term debt
     security that's an
     eligible investment for
     money market funds. It's
     "first-tier" because it's
     been given the highest
     credit rating by an NRSRO
     or is considered to be of
     comparable quality.
2
3
Nations Municipal Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.
5
[Graphic]
6
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
7
The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
8
The Fund may invest its assets in:
9
  .municipal securities that finance private projects, called private activity bonds
0
  .money market instruments, including repurchase agreements
1
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
2
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
3
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
4
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
5
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
6
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
7
                                      16
8
9
0
1
   [Graphic]
    You'll find more about
    other risks of investing in
    this Fund in Other
    important information
    and in the SAI.
2
3
[Graphic]
4
     Risks and other things to consider
     Nations Municipal Reserves has the following risks:
5
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
6
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
7
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.
8
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
9
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
0
                                      17
1
2
3
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
4
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
5
6
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
7
8
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
9

        Shareholder fees                                     Trust Class
        (Fees paid directly from your investment)              Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load)                    none
0
        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
        Management fees                                          0.15%
        Shareholder administration fees                          0.10%
                                                                 0.14%
        Other expenses                                         -------
        Total annual Fund operating expenses                     0.39%
                                                               (0.09)%
        Fee waivers and/or reimbursements                      -------
        Total net expenses/2/                                    0.30%
                                                               =======

1
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
2
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
3
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
4
     This example assumes:
5
        .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
6
        .you reinvest all dividends and distributions in the Fund
7
        .your investment has a 5% return each year
8
        .the Fund's operating expenses remain the same as shown in the table above
9
        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
0
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $116    $210     $484

2
                                      18
3
4
5
6
[Graphic]
   About the sub-adviser
7
   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
8
   [Graphic]
     You'll find more about
     BACAP on page 31.
9
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
0
[Graphic]
   First-tier securities
1
   A first-tier security is a short- term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.
2
3
4
Nations Tax-Exempt Reserves
5
[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
6
[Graphic]
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.
9
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
0
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
1
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
2
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
3
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
4
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
5
                                      19
6
7
8
9
0
     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.
1
2
[Graphic]
3
     Risks and other things to consider
     Nations Tax-Exempt Reserves has the following risks:
4
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
5
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
6
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
7
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.
8
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
                                      20
0
1
2
[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
5
6
7
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
8

     Shareholder fees
     (Fees paid directly from your investment)           Trust Class Shares
      Maximum sales charge (load) imposed on purchases         none
      Maximum deferred sales charge (load)                     none
     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
      Management fees                                          0.15%
      Shareholder administration fees                          0.10%
                                                               0.13%
      Other expenses                                           -----
      Total annual Fund operating expenses                     0.38%
                                                              (0.08)%
      Fee waivers and/or reimbursements                       -------
      Total net expenses/2/                                    0.30%
                                                               =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                   1 year 3 years 5 years 10 years
Trust Class Shares   $       $       $       $

0
                                      21
1
2
3
4
[Graphic]
     About the sub-adviser
5
     BACAP is this Fund's subadviser. BACAP's Tax Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
6
   [Graphic]
     You'll find more about
     BACAP on page 31.
7
     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
8
9
Nations California Tax-Exempt Reserves
0
[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.
1
[Graphic]
2
     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
3
The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.
4
The Fund may invest up to 20% of its assets in:
5
  .municipal securities that finance private projects, called private activity bonds
6
  .money market instruments, including repurchase agreements
7
The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.
8
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
9
  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
0
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
1
  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.
2
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
3
                                      22
4
5
6
7
8
9
   [Graphic]
    You'll find more about
    other risks of investing in
    this Fund in Other
    important information
    and in the SAI.
0
1
[Graphic]
2
     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:
3
      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
4
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
5
      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
6
      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred investments and tax-exempt investors.
7
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
8
                                      23
9
0
1
[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
3
4
[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
5
6
[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
7

        Shareholder fees                                    Trust Class
        (Fees paid directly from your investment)             Shares
         Maximum sales charge (load) imposed on purchases       none
         Maximum deferred sales charge (load)                   none
8
        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
         Management fees                                        0.15%
         Shareholder administration fees                        0.10%
                                                                0.13%
         Other expenses                                         -----
         Total annual Fund operating expenses                   0.38%
                                                               (0.08)%
         Fee waivers and/or reimbursements                     -------
         Total net expenses/2/                                  0.30%
                                                                =====

9
     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
0
     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
2
     This example assumes:
3
       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
4
       .you reinvest all dividends and distributions in the Fund
5
       .your investment has a 5% return each year
6
       .the Fund's operating expenses remain the same as shown in the table above
7
       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
8
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:
9

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $114    $205     $473

0
                                      24
1
2
3
4
5
[Graphic]
        Other important information
6
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:
7
      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:
8
       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
9
       .must maintain an average dollar-weighted maturity of 90 days or less
0
       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)
1
       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.
2
      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
3
      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
4
       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio
5
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment
6
                                      25
7
8
9
0
1
       strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
2
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
3
                                      26
4
5
6
7
[Graphic]
     Banc of America Advisors, LLC
8
     One Bank of America Plaza
     Charlotte, North Carolina 28255
9
0
[Graphic]
        How the Funds are managed
1
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.
2
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
3
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.
4
BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
5
The following chart shows the maximum advisory fees BA Advisors can receive:
6
Annual investment advisory fee, as a % of average daily net assets
7

                                       Maximum
                                       advisory
                                         fee
Nations Cash Reserves                    0.15%
Nations Money Market Reserves            0.15%
Nations Treasury Reserves                0.15%
Nations Government Reserves              0.15%
Nations Municipal Reserves               0.15%
Nations Tax-Exempt Reserves              0.15%
Nations California Tax-Exempt Reserves   0.15%

8
                                      27
9
0
1
2
[Graphic]
   Banc of America
   Capital Management, LLC
3
   One Bank of America Plaza
   Charlotte, North Carolina 28255
4
5
6
7
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:
8
  .change, add or terminate one or more sub-advisers;
9
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
0
  .materially change a sub-advisory agreement with a sub-adviser.
1
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
2
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
3
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
4
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
5

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations Tax-Exempt Reserves            Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

6
                                      28
7
8
9
[Graphic]
     Stephens Inc.
0
     111 Center Street
     Little Rock, Arkansas 72201
1
2
[Graphic]
     PFPC Inc.
3
     400 Bellevue Parkway
     Wilmington, Delaware 19809
4
5
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.
6
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to BA Advisors or financial institutions for providing services to investors.
7
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
8
                                      29
9
0
1
About your investment
2
--------------------------------------------------------------------------------
3
4
[Graphic]
   When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
5
6
7
8
[Graphic]
        Buying, selling and exchanging shares
9
This prospectus offers Trust Class Shares of the Funds. Here are some general rules about this class of shares:
0
 .Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:
1
  .Bank of America and certain of its affiliates
2
  .certain other financial institutions and intermediaries, including financial planners and investment advisers
3
  .institutional investors
4
  .charitable foundations
5
  .endowments
6
  .other funds in the Nations Funds Family.
7
 .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.
8
 .There is no minimum amount for additional investments.
9
 .There are no sales charges for buying, selling or exchanging these shares.
0
You'll find more information about buying, selling and exchanging Trust Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.
1
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
2
                                      30
3
4
5
[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
6
     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.
7
8
9
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
0
  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves and Nations Tax-Exempt Reserves
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves
1
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
2
Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.
3
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.
4
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
5
  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
  .2:30 p.m. Eastern time for Nations Government Reserves
  .12:00 noon Eastern time for Nations Municipal Reserves and Nations
   Tax-Exempt Reserves
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves
6
Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
7
                                      31
8
9
0
[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.
1
2
[Graphic]
     Buying Shares
     Here are some general rules for buying shares:
3
         .You buy Trust Class Shares at net asset value per share.
4
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
5
           .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
            Market Reserves and Nations Treasury Reserves, except:
6
             .Payment must be received for Nations Treasury Reserves by 4:00
              p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
7
             .Payment must be received for Nations Money Market Reserves by
              4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund
8
             .Payment must be received for Nations Cash Reserves by 4:00 p.m.
              Eastern time on the last business day of the calendar year
9
           .4:00 p.m. Eastern time for Nations Government Reserves, Nations
            Municipal Reserves, Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves
0
          If we receive payment after these times, we'll refuse the order.
          We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
1
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
2
         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
3
                                      32
4
5
6
7
8
[Graphic]
     Selling shares
     Here are some general rules for selling shares:
9
         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
0
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
1
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
2
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
3
         .We can delay payment of the sale proceeds of Nations Cash Reserves,
          Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the
          1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
4
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves, Nations Tax-Exempt Reserves or Nations California
          Tax-Exempt Reserves for up to seven days.
5
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.
6
     We may sell your shares:
7
         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this
8
         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
9
         .under certain other circumstances allowed under the 1940 Act
0
                                      33
1
2
3
[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.
4
5
[Graphic]
     Exchanging shares
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
6
     Here's how exchanges work:
7
         .You can exchange Trust Class Shares of a Fund for:
8
            .Primary A shares of all other Nations Funds, except Nations Money
             Market Funds
9
            .Trust Class Shares of Nations Reserves Money Market Funds.
0
         .You must exchange at least $250,000 at a time.
1
         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
2
         .You may only make exchanges into a Fund that is legally sold in your state of residence.
3
         .You generally may only make an exchange into a Fund that is accepting investments.
4
         .We may limit the number of exchanges you can make within a specified period of time.
5
         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
6
                                      34
7
8
9
0
[Graphic]
     Financial institutions and intermediaries may charge other fees for services provided to your account.
1
2
                                    [Graphic]
3
4
      Shareholder administration fees
5
BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Trust Class Shares of the Funds under a shareholder administration plan.
6
Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
7
The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.
8
BA Advisors and Stephens may pay amounts from their own assets to servicing agents of the Funds for services they provide.
9
                                      35
0
1
2
3
4
5
[Graphic]
     The power of compounding
6
     Reinvesting your distributions buys you more shares of a
     Fund -- which lets you take advantage of the potential for compound growth.
7
     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
8
9
[Graphic]
        Distributions and taxes
0
About distributions
A mutual fund can make money two ways:
1
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
2
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
3
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
4
Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.
5
The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.
6
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
7
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
8
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.
9
                                      36
0
1
2
3
[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
4
5
    [Graphic]
         For more information
         about taxes, please
         see the SAI.
6
7
8
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain generally are taxable to you as ordinary income.
9
Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
0
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
1
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
2
Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves
Distributions that come from Nations Municipal Reserves' and Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.
3
Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.
4
Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.
5
A portion of the distributions from Nations Municipal Reserves and Nations California Tax-Exempt Reserves may also be subject to the federal alternative minimum tax.
6
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
7
                                      37
8
9
0
1
2
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
3
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
4
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
5
  .the IRS informs us that you are otherwise subject to backup withholding
6
The IRS may also impose penalties against you if you don't give us a correct
TIN.
7
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
8
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
9
Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
0
1
                                      38
2
3
4
5
[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
6
7
[Graphic]
        Terms used in this prospectus
8
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
9
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
0
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
1
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
2
Commercial paper - a money market instrument issued by a large company.
3
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
4
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
5
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
6
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
7
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
8
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
9
                                      39
0
1
2
3
4
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
5
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
6
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
7
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
8
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
9
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
0
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
1
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
2
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
3
                                      40
4
5
6
7
8
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
9
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
0
Settlement date - the date on which an order is settled either by payment or delivery of securities.
1
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
2
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
3
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
4
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
5
                                      41
6
7
8
9
0
1
2
3
4
   SEC file number:
   Nations Funds Trust, 811-09645
5
   TRUST - 12/01
6
7
[Graphic]
        Where to find more information
8
You'll find more information about Nations Money Market Funds in the following documents:
9
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
0
[Graphic]
1
2
     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
3
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
4
     By telephone: 1.800.626.2275 (Institutional Investors)
     1.800.321.7854 (Individual Investors)
5
     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255
6
     On the Internet: www.nations-funds.com
7
     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
8
9
   [LOGO] Nations Funds
0
1
                                    [Graphic]
2
PRELIMINARY PROSPECTUS DATED [ __ ], 2001
SUBJECT TO COMPLETION
3
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
4
NATIONS CASH
RESERVES
Marsico Shares
5
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
6
7
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
8
9
Prospectus
December 26, 2001
0
NATIONS FUNDS
1
2
3
An overview of the Fund
-------------------------------------------------------------
4
5
[Graphic]
   Terms used in this prospectus
6
   In this prospectus, we, us and our refer to the Nations Funds family
   (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
7
                                       [Graphic]
8
9
   You'll find Terms
   used in this
   prospectus on page
   28.
0
   Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
1
   Affiliates of Bank of America are paid for the services they provide to the Fund.
2
3
4
This booklet, which is called a prospectus, tells you about one of the Nations Money Market Funds -- Nations Cash Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
5
This prospectus offers Marsico Class Shares of Nations Cash Reserves. This class of shares is designed for investors in the Marsico Focus Fund, the
Marsico Growth & Income Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.
6
About the Fund
This Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.
7
Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.
8
Is this Fund right for you?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
9
This Fund may be suitable for you if:
  .you're looking for a relatively low risk investment with stability of principal
  .you have short-term income needs
0
It may not be suitable for you if:
  .you're looking for higher returns
  .you're more comfortable with bank deposits that are FDIC-insured
1
                                      2
2
3
4
5
6
You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 5.
7
For more information
If you have any questions about the Fund, please call us at 1.888.860.8686 or contact your investment professional.
8
You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
9
                                      3
0
1
2
3
What's inside
-----------------------------------------------------------
4
5
[Graphic]
   Banc of America Advisors, LLC
6
   Banc of America Advisors, LLC (BA Advisors) is the investment adviser to the Fund. BA Advisors is responsible for the overall management and supervision of the investment management of the Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for the Fund.
7
                                       [Graphic]
8
9
    You'll find more
    about BA Advisors
    and BACAP starting
    on page 12.
0
1
2
3
  [Graphic]
4
      About the Fund
5

Nations Cash Reserves        5
Sub-adviser: BACAP
--------------------------------
Other important information  9
--------------------------------
How the Fund is managed     11

6
7
  [Graphic]
8
     About your investment
9

Information for investors
 Buying, selling and exchanging shares         14
   How orders are processed                    16
 Shareholder servicing and
   administration fees                         22
 Distributions and taxes                       23
--------------------------------------------------
Terms used in this prospectus                  26
--------------------------------------------------
Where to find more information         back cover

0
                                      4
1
2
3
4
[Graphic]
   About the sub-adviser
5
6
   BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.
7
                                       [CHART]
8
9
    You'll find more
    about BACAP on
    page 13.
0
   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.
1
   The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.
2
3
Nations Cash Reserves
4
[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
5
                                    [Graphic]
6
7
     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
8
The Fund will only buy first-tier securities. These securities include primarily:
  .commercial paper
9
  .bank obligations
0
  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers
1
  .short-term taxable municipal securities
2
  .repurchase agreements secured by first-tier securities or U.S. government obligations
3
The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
4
                                      5
5
6
7
[Graphic]
   First-tier securities
8
   A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization or is considered to be of comparable quality.
9
                                       [Graphic]
0
1
    You'll find more
    about other risks
    of investing in this Fund in Other important
    information and
    in the SAI.
2
3
The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
  .Security analysis includes evaluating the credit quality of an instrument.
4
Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.
5
                                    [Graphic]
6
7
     Risks and other things to consider
     Nations Cash Reserves has the following risks:
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
8
                                      6
9
0
1
[Graphic]
   There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
2
   Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
3
4
                                    [Graphic]
5
6
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
7
                                    [Graphic]
8
9
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
0

               Shareholder fees                          Marsico
               (Fees paid directly from your investment) Shares
               Maximum sales charge (load) imposed on
               purchases                                  none
               Maximum deferred sales charge (load)       none
1
               Annual Fund operating expenses/1/
               (Expenses that are deducted from the
               Fund's assets)
               Management fees                            0.15%
               Shareholder servicing and administration
                fees                                      0.35%
               Other expenses                             0.12%
                                                         -----
               Total annual Fund operating expenses       0.62%
               Fee waivers and/or reimbursements         (0.07)%
                                                         -------
               Total net expenses/2/                      0.55%
                                                         =====

2
     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.
3
     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
4
                                      7
5
6
7
`[Graphic]
   This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
8
9
0
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
1
This example assumes:
  .you invest $10,000 in Marsico Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
  .you reinvest all dividends and distributions in the Fund
  .your investment has a 5% return each year
  .the Fund's operating expenses remain the same as shown in the table above .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
2
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3

                                1 year 3 years 5 years 10 years
                 Marsico Shares   $       $       $       $

4
                                      8
5
6
7
8
9
                                    [Graphic]
0
1
     Other important information
2
You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 5. The following are some other risks and information you should consider before you invest:
  .Special rules for money market funds - Money market funds must comply with
   Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:
    .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
    .must maintain an average dollar-weighted maturity of 90 days or less
    .may normally invest no more than 5% of its assets in a single security, other than U.S. government securities; however, it may invest up to 25% of its assets in a first-tier security for up to three business days
    .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier.
  .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
3
  .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are
4
                                      9
5
6
7
8
9
   combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
   The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.
  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
0
                                      10
1
2
3
4
[Graphic]
   Banc of America
   Advisors, LLC
5
   One Bank of America Plaza
   Charlotte, North Carolina 28255
6
7
8
                                    [Graphic]
9
0
     How the Fund is managed
1
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Fund described in this prospectus.
2
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
3
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to the Fund.
4
BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
5
BA Advisors can receive a maximum annual investment advisory fee of 0.15%, calculated as a percentage of average daily net assets of the Fund.
6
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:
  .change, add or terminate one or more sub-advisers;
7
8
                                      11
9
0
1
2
[Graphic]
   Banc of America Capital
   Management, LLC
3
   One Bank of America Plaza
   Charlotte, North Carolina 28255
4
5
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
  .materially change a sub-advisory agreement with a sub-adviser.
6
Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
7
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
8
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.
9
BACAP's Taxable Money Market Management Team is responsible for making the day-to-day investment decisions for the Fund.
0
1
                                      12
2
3
4
[Graphic]
   Stephens Inc.
5
   111 Center Street Little Rock, Arkansas 72201
6
[Graphic]
   PFPC Inc.
7
   400 Bellevue Parkway Wilmington, Delaware 19809
8
9
Other service providers
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. The Fund may pay a shareholder servicing fee and/or other compensation to companies for providing services to investors.
0
BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.
1
PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
2
                                      13
3
4
5
About your investment
------------------------------------------------------------
6
7
8
[Graphic]
   We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds.
9
   When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
0
1
[Graphic]
   Marsico Funds
2
   Marsico Funds c/o Sunstone Financial Group Inc. P.O. Box 3210 Milwaukee, WI 53202
3
4
5
6
  [Graphic]
7
      Buying, selling and exchanging shares
8
This prospectus offers Marsico Shares of Nations Prime Fund. Marsico Shares are available only to investors in the Marsico Focus Fund, the Marsico Growth & Income Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund (Marsico Funds). You don't pay any sales charges when you buy or sell Marsico Shares of the Fund.
9
You can invest in the Fund only through the Fund's servicing agent, Sunstone Financial Group, Inc. Please call the servicing agent at 1.888.860.8686 for information about its procedures and account requirements, which may be different from those described here.
0
We encourage you to consult with an investment professional who can open an account for you through the servicing agent and help you with your investment decisions. Once you have an account, you can buy and sell shares by contacting your investment professional or the servicing agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.
1
The table on the next page summarizes some key information about buying and selling shares. This information applies only to transactions by the servicing agent and other authorized agents. Please contact your investment professional or call the servicing agent if you have questions or you need help placing an order.
2
                                      14
3
4
5

                  Ways to
                buy, sell or        How much you can buy,
                  exchange            sell or exchange                Other things to know
               --------------- -------------------------------- --------------------------------
Buying shares  In a lump sum   minimum initial investment:
                               .$2,500 for regular accounts
                               .$1,000 for traditional and
                                Roth IRA accounts
                               .$500 for spousal IRA accounts
                               .$500 for SEP IRA accounts
                               .$500 for transfers to minor
                                accounts
                               minimum additional investment:
                               .$100 for all accounts
               Using our       minimum initial investment:      You can buy shares twice a
               Automatic       .$1,000                          month, monthly or quarterly,
               Investment Plan minimum additional investment:   using automatic transfers from
                               .$50                             your bank account.
Selling shares In a lump sum   .you can sell up to $50,000 of   We usually send you or your
                                your shares by telephone,       selling agent the sale proceeds
                                otherwise there are no limits   on the same day that we
                                to the amount you can sell      receive your order.
                               .other restrictions may apply to If you paid for your shares with
                                withdrawals from retirement     a check that wasn't certified,
                                plan accounts                   we'll hold the sale proceeds
                                                                when you sell those shares for
                                                                at least 15 days after the trade
                                                                date of the purchase, or until
                                                                the check has cleared,
                                                                whichever is later.
               Using our       .minimum $25 per withdrawal      Your account balance must be
               Systematic                                       at least $10,000 to set up the
               Withdrawal Plan                                  plan. You can make
                                                                withdrawals twice a month,
                                                                monthly, quarterly or annually.
                                                                We'll send your money by
                                                                check or deposit it directly to
                                                                your bank account.
Exchanging     In a lump sum   .minimum $2,500 per              You can generally exchange
shares                          exchange                        Marsico Shares of the Fund for
                                                                shares of Marsico Funds.
               Using our       .minimum $50 per exchange        You must already have an
               Automatic                                        investment in the Funds into
               Exchange                                         which you want to exchange.
               Feature                                          You can make exchanges
                                                                monthly or quarterly.

6
7
                                      15
8
9
0
[Graphic]
   A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Fund reserves the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.
1
   Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day
   and Christmas Day.
2
3
4
How shares are priced
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share of each share class of Nations Cash Reserves at 5:00 p.m. Eastern time each business day (unless the Fund closes early).
5
First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
6
Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.
7
Valuing securities in the Fund
The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.
8
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by 5:00 p.m. Eastern time on a business day (unless the Fund closes early) will receive that day's net asset value per share, except, orders must be received by 3:00 p.m. Eastern time on the last business day of the calendar year.
9
Orders received after this time will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to the servicing agent.
0
                                      16
1
2
3
4
5
6
Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.
7
Here's how telephone orders work:
  .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
  .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
  .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions. .Telephone orders may be difficult to complete during periods of significant economic or market change.
8
                                      17
9
0
1
2
3
                                    [Graphic]
4
5
     Buying shares
6
     Here are some general rules for buying shares:
       .We'll process your order only if we receive payment in federal funds by
        5:30 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order (unless the Fund closes early), except, payment must be received by 4:00 p.m. Eastern time on the last business day of the calendar year. Otherwise, we'll cancel your order.
       .The servicing agent is responsible for sending orders to us and ensuring that we receive your money on time.
       .Shares you buy are recorded on the books of the Fund. We don't issue certificates.
       .All purchases must be made in U.S. dollars and checks drawn on U.S.
        banks. No cash, credit cards or third party checks will be accepted. Minimum initial investment
     The minimum initial amount you can buy is usually $2,500.
     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:
       .$1,000 for traditional and Roth individual retirement accounts (IRAs) .$500 for spousal IRA accounts
       .$500 for SEP IRA accounts
       .$500 for transfers to minor accounts
       .$1,000 using our Automatic Investment Plan
     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Automatic Investment Plan.
7
Automatic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Fund. You can contact your investment professional or the servicing agent to set up the plan.
Here's how the plan works:
  .You can buy shares twice a month, monthly or quarterly.
  .You can choose to have your money transferred on or about the 15th or the last day of the month.
8
                                      18
9
0
1
2
3
4
5
                                      [Graphic]
6
7
   For more
   information about telephone orders, see How orders are processed.
8
9
0
                                    [Graphic]
1
2
     Selling shares
3
     Here are some general rules for selling shares:
      .If you're selling your shares through the servicing agent, we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. The servicing agent is responsible for depositing the sale proceeds to your account on time. .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.
      .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
      .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
      .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
    .Wecan delay payment of the sale proceeds for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section
       22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
      .Other restrictions may apply to retirement plan accounts. For more information about
4
                                      19
5
6
7
8
9
       these restrictions, please contact your retirement plan administrator.
0
     We may sell your shares:
      .if the value of your account falls below $500.We'll give you 60 days notice in writing if we're going to do this
      .if the servicing agent tells us to sell your shares under arrangements made between the servicing agent and you
      .under certain other circumstances allowed under the 1940 Act
1
Systematic Withdrawal Plan
The Systematic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly or annually. You can contact your investment professional or the servicing agent to set up the plan.
2
Here's how the plan works:
  .Your account balance must be at least $10,000 to set up the plan.
  .If you set up the plan after you've opened your account, your signature must be guaranteed.
  .You can choose to have us transfer your money on or about the 15th or the
   25th of the month.
  .We'll send you a check or deposit the money directly to your bank account. .You can cancel the plan by giving the servicing agent 30 days notice in writing.
3
It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.
4
                                    [Graphic]
5
6
     Exchanging shares
7
     You can sell shares of the Fund to buy shares of another Nations Fund.
     This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.
8
                                      20
9
0
1
2
3
4
     Here's how exchanges work:
      .You can exchange Marsico Shares of the Fund for shares of Marsico Funds. .You must exchange at least $2,500, or $50 using our Automatic Exchange
       Feature.
      .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
      .You may only make exchanges into a Fund that is legally sold in your state of residence.
      .You generally may only make an exchange into a Fund that is accepting investments.
      .We or Marsico Funds may limit the number of exchanges you can make within a specified period of time.
      .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
      .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.
5
Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $50 or more of Marsico Shares of the Fund for shares of Marsico Funds every month or every quarter. You can contact your investment professional or the servicing agent to set up the plan. 6
Here's how automatic exchanges work:
  .Send your request to the servicing agent in writing or call 1.888.860.8686. .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.
  .You must already have an investment in the Funds you want to exchange.
  .You can choose to have us transfer your money on or about the 1st or the
   15th day of the month.
  .The rules for making exchanges apply to automatic exchanges.
7
                                      21
8
9
0
[Graphic]
   The servicing agent may charge other fees for services provided to your account.
1
2
3
                                    [Graphic]
4
5
      Shareholder servicing and administration fees
6
The servicing agent is compensated for providing services to investors under a shareholder servicing plan.
7
The servicing agent may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Marsico Shares of the Fund.
8
Administration agents are compensated for providing services to investors under a shareholder administration plan.
9
Administration agents may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Marsico Shares of the Fund.
0
Fees are calculated daily and paid monthly. Over time, these fees will increase the cost of your investment. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
1
The Fund pays these fees to the servicing agent or administration agents for as long as the plan continues. We may reduce or discontinue payments at any time.
2
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.
3
                                      22
4
5
6
7
[Graphic]
   The power of
   compounding
8
   Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.
9
   Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
0
1
                                    [Graphic]
2
3
      Distributions and taxes
4
About distributions
A mutual fund can make money two ways:
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
5
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to shareholders so the Fund won't have to pay any federal income tax. When the
Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
6
Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year.
7
The Fund declares distributions of net investment income each business day (unless the Fund closes early), and pays these distributions monthly.
8
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared. Shares are eligible to receive net investment income distributions from the settlement date of the purchase up to and including the day before the shares are sold.
9
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.
0
We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.888.860.8686.
1
                                      23
2
3
4
5
[Graphic]
   This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
6
   For more information about taxes, please see the SAI.
7
8
9
If you sell all of your shares, we'll pay any distribution that applies to those shares in cash, normally within five business days after the sale was made.
0
How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
1
Although the Fund does not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.
2
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
3
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
4
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
5
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
6
                                      24
7
8
9
0
1
  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
  .the IRS informs us that you're otherwise subject to backup withholding
2
The IRS may also impose penalties against you if you don't give us a correct
TIN.
3
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
4
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
5
Taxation of redemptions and exchanges
As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.
6
7
                                      25
8
9
0
[Graphic]
   This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
1
2
3
                                    [Graphic]
4
5
     Terms used in this prospectus
6
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
7
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
8
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
9
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
0
Commercial paper - a money market instrument issued by a large company.
1
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
2
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
3
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
4
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
5
                                      26
6
7
8
9
0
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
1
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
2
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &
Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.
3
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
4
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
5
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.
6
Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
7
                                      27
8
9
0
1
2
Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.
3
Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.
4
Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.
5
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.
6
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.
7
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
8
Settlement date - the date on which an order is settled either by payment or delivery of securities.
9
Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.
0
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
1
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
2
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
3
                                      28
4
5
6
7
8
9
0
1
   SEC file number: Nations Funds Trust, 811-09645
2
   MARSICOPRO - 12/01
3
4
5
                                    [Graphic]
6
7
     Where to find more
     information
8
  You'll find more information about Nations Cash Reserves in the following documents:
9
     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
0
                                    [Graphic]
1
2
     Statement of Additional Information
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
3
     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:
4
     By telephone: 1.888.860.8686
5
     By mail:
     Nations Cash Reserves-Marsico Shares c/o Sunstone Financial Group Inc.
     P.O. Box 3210 Milwaukee, WI 53201-3210
6
     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
7
 [LOGO]
 NATIONS FUNDS
8
9
[GRAPHIC]
PRELIMINARY PROSPECTUS DATED [     ],2001
SUBJECT TO COMPLETION
0
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
1
Prospectus
Primary B Shares
December 26, 2001
2
Index Fund
3
Nations Managed Index Fund
4
Government Bond Fund
5
Nations Short-Intermediate Government Fund
6
7
8
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
9
-------------------
 Not FDIC Insured
-------------------
  May Lose Value
-------------------
 No Bank Guarantee
-------------------
0
[NATIONS FUNDS LOGO]
1
An overview of the Funds
--------------------------------------------------------------------------------
2
[GRAPHIC]
             Terms used in this prospectus
3
             In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
4
[GRAPHIC]
               You'll find Terms used in
               this prospectus on page 43.
5
             Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.
6
             Affiliates of Bank of America are paid for the services they provide to the Funds.
7
This booklet, which is called a prospectus, tells you about some Nations Funds Index and Government Bond Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.
8
About the Funds
Each type of Fund has a different investment focus:
9
  o the Index Fund invests primarily in equity securities that are included in the S&P 500. While maintaining the industry and risk characteristics of the index, the Fund varies the number, type and weighting of its holdings from those of the index to try to provide higher returns.
0
  o the Government Bond Fund focuses on the potential to earn income by investing primarily in fixed income securities.
1
The Funds also have different risk/return characteristics because they invest in different kinds of securities.
2
Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.
3
Fixed income securities have the potential to provide you increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities.
4
In every case, there's a risk that you'll lose money or you may not earn as much as you expect.
5
Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.
6
The Index Fund focuses on long-term growth. It may be suitable for you if:
7
  o you have longer-term investment goals
8
  o it's part of a balanced portfolio
9
  o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time
0
1
                                       2
2
3
It may not be suitable for you if:
4
  o you're not prepared to accept or are unable to bear the risks associated with equity securities
5
  o you have short-term investment goals
6
  o you're looking for a regular stream of income
7
The Government Bond Fund focuses on the potential to earn income. It may be suitable for you if:
8
  o you're looking for income
9
  o you have longer-term investment goals
0
It may not be suitable for you if:
1
  o you're not prepared to accept or are unable to bear the risks associated with fixed income securities
2
You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 5.
3
For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.
4
You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.
5
6
                                       3
7
8
What's inside
--------------------------------------------------------------------------------
9
[GRAPHIC]
             Banc of America Advisors, LLC
0
             Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.
1
[GRAPHIC]
               You'll find more about
               BA Advisors and BACAP
               starting on page 28.
2
[GRAPHIC]
About the Funds
3

Nations Managed Index Fund                               5
Sub-adviser: BACAP
----------------------------------------------------------
Nations Short-Intermediate Government Fund               9
Sub-adviser: BACAP
----------------------------------------------------------
Other important information                             26
----------------------------------------------------------
How the Funds are managed                               28

4
[GRAPHIC]
About your investment
5

Information for investors
  Buying, selling and exchanging shares                 31
  How selling and servicing agents are paid             35
  Distributions and taxes                               36
----------------------------------------------------------
Financial highlights                                    39
----------------------------------------------------------
Terms used in this prospectus                           43
----------------------------------------------------------
Where to find more information                  back cover

6
7
                                       4
8
9
     Nations Managed Index Fund
0
[GRAPHIC]
             About the sub-adviser
1
             BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.
2
[GRAPHIC]
               You'll find more about
               BACAP on page 29.
3
[GRAPHIC]
             What is a managed index fund?
4
             A managed index fund is designed to deliver the industry and risk characteristics of its benchmark with the benefits of relatively low costs and active investment management.
5
             With a managed index fund, the team may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of the S&P 500.
6
             There is no assurance that active management will result in a higher return than the index.
7
[GRAPHIC]
  Investment objective
8
  The Fund seeks, over the long term, to provide a total return that
  (before fees and expenses) exceeds the total return of the Standard &
  Poor's 500 Composite Stock Price Index (S&P 500).
9
[GRAPHIC]
  Principal investment strategies
0
  The Fund normally invests at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 or its components. The S&P 500 is an unmanaged index of 500 widely held common stocks, and is not available for investment.
1
The team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.
2
The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.
3
In selecting investments for the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.
4
The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the S&P 500 and/or reducing portfolio volatility relative to the
S&P 500.
5
In addition, the team believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.
6
The team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.
7
The team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:
8
  o may try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate
9
  o may offset capital gains by selling securities to realize a capital loss. This may reduce capital gains distributions
0
1
                                       5
2
3
While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.
4
The team may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, and for other reasons.
5
[GRAPHIC]
               You'll find more about
               other risks of investing in
               this Fund in Other important
               information and in the SAI.
6
[GRAPHIC]
  Risks and other things to consider
7
  Nations Managed Index Fund has the following risks:
8
  o Investment strategy risk - The team chooses stocks that it believes have the potential for higher total returns than the S&P 500. There is a risk that the returns of these investments will not exceed those of the S&P 500, or will fall.
9
  o Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
0
  o Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.
1
  o Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.
2
3
                                       6
4
5
[GRAPHIC]
             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.
6
[GRAPHIC]
             The returns shown for the index do not reflect fees, brokerage commissions or other expenses of investing.
7
[GRAPHIC]
A look at the Fund's performance
8
Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
9
 .
0
1
                                       7
2
3
[GRAPHIC]
             There are two kinds of fees --
             shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
4
             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
5
6
[GRAPHIC]
        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
7
   Shareholder fees                                      Primary B
   (Fees paid directly from your investment)               Shares
8
   Maximum sales charge (load) imposed on purchases         none
   Maximum deferred sales charge (load)                     none
9
   Annual Fund operating expenses(1)
   (Expenses that are deducted from the Fund's assets)
0
   Management fees                                          0.40%
   Shareholder administration fees                          0.60%
   Other expenses                                           0.32%
                                                           ------
   Total annual Fund operating expenses                     1.32%
   Fee waivers and/or reimbursements                       (0.32)%
                                                           ------
   Total net expenses(2)                                    1.00%
                                                           ======
1
(1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
2
(2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until
   July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
3
[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
4
Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
5
This example assumes:
6
  o you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
7
  o you reinvest all dividends and distributions in the Fund
8
  o your investment has a 5% return each year
9
  o the Fund's operating expenses remain the same as shown in the table above
0
  o the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
1
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
2
                      1 year     3 years     5 years     10 years
  Primary B Shares     $          $           $           $
3
                                       8
4
5
[GRAPHIC]
             About the sub-adviser
6
             BACAP is this Fund's
             sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.
7
[GRAPHIC]
               You'll find more about
               BACAP on page 29.
8
[GRAPHIC]
             U.S. government securities
9
             This Fund invests most of its assets in securities that are
             U.S. government issued or guaranteed. This means the Fund is generally not subject to credit risk, but it could earn less income than funds that invest in other kinds of fixed income securities.
0
[GRAPHIC]
             Duration
1
             Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.
2
Nations Short-Intermediate Government Fund
3
[GRAPHIC]
  Investment objective
4
  The Fund seeks high current income consistent with modest fluctuation of principal.
5
[GRAPHIC]
  Principal investment strategies
6
  The Fund invests almost all of its assets in U.S. government obligations and repurchase agreements relating to these obligations. It may invest in mortgage-related securities issued or backed by the U.S. government, its agencies or instrumentalities, or corporations.
7
The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.
8
The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.
9
Normally, the Fund's average dollar-weighted maturity will be five years or less, and its duration will be four years or less.
0
When selecting individual investments, the team:
1
  o looks at a fixed income security's potential to generate both income and price appreciation
2
  o allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change
3
  o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows
4
  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
5
The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.
6
7
                                       9
8
9
[GRAPHIC]
               You'll find more about
               other risks of investing in
               this Fund in Other important information and in the SAI.
0
[GRAPHIC]
  Risks and other things to consider
1
  Nations Short-Intermediate Government Fund has the following risks:
2
  o Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.
3
  o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.
4
  o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.
5
  o Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.
6
  o Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.
7
  o Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.
8
9
                                       10
0
1
[GRAPHIC]
             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.
2
             Call us at 1.800.321.7854 or contact your investment professional for the Fund's current yield.
3
[GRAPHIC]
             The returns shown for the index do not reflect fees, brokerage commissions or other expenses of investing.
4
[GRAPHIC]
  A look at the Fund's performance
5
  Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.
6
7
8
9
0
                                       11
1
2
[GRAPHIC]
             There are two kinds of fees --
             shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.
3
             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
4
[GRAPHIC]
  What it costs to invest in the Fund
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
5
   Shareholder fees                                     Primary B
   (Fees paid directly from your investment)             Shares
6
   Maximum sales charge (load) imposed on purchases       none
   Maximum deferred sales charge (load)                   none
7
   Annual Fund operating expenses(1)
   (Expenses that are deducted from the Fund's assets)
8
   Management fees                                        0.30%
   Shareholder adminstration fees                         0.60%
   Other expenses                                         0.30%
                                                        ------
   Total annual Fund operating expenses                   1.20%
   Fee waivers and/or reimbursements                     (0.10)%
                                                        ------
   Total net expenses(2)                                  1.10%
                                                        ======
9
(1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
0
(2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until
   July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
1
[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.
2
Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
3
This example assumes:
4
  o you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
5
  o you reinvest all dividends and distributions in the Fund
6
  o your investment has a 5% return each year
7
  o the Fund's operating expenses remain the same as shown in the table above
8
  o the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples
9
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
0
                     1 year     3 years     5 years     10 years
  Primary B Shares     $          $           $           $
                                       12
1
2
[GRAPHIC]
  Other important information
3
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 5. The following are some other risks and information you should consider before you invest:
4
  o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.
5
  o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.
6
  o Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.
7
  o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.
8
  o Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.
9
  o Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.
0
1
                                       13
2
3
  o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading.
4
5
6
7
8
9
                                       14
0
1
[GRAPHIC]
         How the Funds are managed
2
[GRAPHIC]
             Banc of America Advisors, LLC
3
             One Bank of America Plaza
             Charlotte, North Carolina 28255
4
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.
5
BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.
6
Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.
7
BA Advisors has agreed to waive fees and/or reimburse expenses for certain
Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.
8
The following chart shows the maximum advisory fees BA Advisors can receive:
9
Annual investment advisory fee, as a % of average daily net assets
0
                                                Maximum
                                               advisory
                                                 fee
1
  Nations Managed Index Fund                     0.40%
  Nations Short-Intermediate Government Fund     0.30%
2
3
                                       15
4
5
Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA
Advisors may at times recommend to a Fund's Board that the Fund:
6
  o change, add or terminate one or more sub-advisers;
7
  o continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
8
  o materially change a sub-advisory agreement with a sub-adviser.
9
Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.
0
[GRAPHIC]
             Banc of America
             Capital Management, LLC
1
             One Bank of America Plaza
             Charlotte, North Carolina 28255
2
Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.
3
Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management.
Each team has access to the latest technology and analytical resources.
4
BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.
5
Fund                                      BACAP Team
6
 Nations Managed Index Fund              Quantitative Strategies Team
 Nations Short-Intermediate
 Government Fund                         Fixed Income Management Team
7
8
                                       16
9
0
[GRAPHIC]
             Stephens Inc.
1
             111 Center Street
             Little Rock, Arkansas 72201
2
Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.
3
BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly, as follows:
4
  Index Fund             0.23%
  Government Bond Fund   0.22%
5
The Funds also pay shareholder administration fees to BA Advisors or financial institutions for providing services to investors.
6
[GRAPHIC]
             PFPC Inc.
7
             400 Bellevue Parkway
             Wilmington, Delaware 19809
8
PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.
9
0
                                       17
1
2
About your investment
--------------------------------------------------------------------------------
3
[GRAPHIC]
             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.
4
[GRAPHIC]
  Buying, selling and exchanging shares
5
This prospectus offers Primary B Shares of the Funds. Here are some general rules about this class of shares:
6
  o Primary B Shares are generally available only to financial institutions and intermediaries that sign an account with us or Stephens. These include:
7
  o Bank of America and certain of its affiliates
8
  o brokerage firms
9
  o other financial institutions
0
     o The minimum initial investment is $1,000.
1
     o There is no minimum amount for additional investments.
2
     o There are no sales charges for buying, selling or exchanging these shares.
3
You'll find more information about buying, selling and exchanging Primary B Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.
4
The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.
5
6
                                       18
7
8
[GRAPHIC]
             For Nations Managed Index Fund and Nations Short-Intermediate Government Fund, a business day is:
9
             o any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.
0
             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
1
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):
2
  o 4:00 p.m. Eastern time each business day for each class of Nations Managed Index Fund and Nations Short-Intermediate Government Fund
3
First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.
4
Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.
5
How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:
6
  o 4:00 p.m. Eastern time for Nations Managed Index Fund and Nations Short-Intermediate Government Fund
7
Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
8
9
                                       19
0
1
[GRAPHIC]
             The net asset value per share is the price of a share calculated by a Fund every business day.
2
[GRAPHIC]
  Buying shares
3
        Here are some general rules for buying shares:
4
          o You buy Primary B Shares at net asset value per share.
5
          o If we don't receive payment for an order to buy shares of Nations Managed Index Fund or Nations Short-Intermediate Government Fund within three business days of receiving the order, we'll refuse the order. We'll return any payment received for orders that we refuse.
6
          o Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
7
          o Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.
8
          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.
9
[GRAPHIC]
  Selling shares
0
        Here are some general rules for selling shares:
1
          o We normally send the sale proceeds by Fedwire by the following times:
2
          o within three business days after Stephens, PFPC or their agents receive your order to sell shares of Nations Managed Index Fund and Nations Short-Intermediate Government Fund
3
          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
4
          o Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.
5
          o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell shares.
6
          o We can delay payment of the sale proceeds for up to seven days.
7
          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your plan administrator.
8
9
                                       20
0
        We may sell your shares:
1
          o if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this
2
          o if a financial institution or intermediary tells us to sell your shares under arrangements made with you
3
          o under certain other circumstances allowed under the 1940 Act
4
[GRAPHIC]
             You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.
5
[GRAPHIC]
  Exchanging shares
6
  You can sell shares of a Fund to buy shares of another Nations Fund.
  This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.
7
  Here's how exchanges work:
8
          o You can exchange Primary B Shares of a Fund for Primary B Shares of any other Nations Fund.
9
          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
0
          o You may only make exchanges into a Fund that is legally sold in your state of residence.
1
          o You generally may only make an exchange into a Fund that is accepting investments.
2
          o We may limit the number of exchanges you can make within a specified period of time.
3
          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
4
5
                                       21
6
7
[GRAPHIC]
             The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling or servicing agent. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.
8
             Your selling agent may charge other fees for services provided to your account.
9
[GRAPHIC]
  How selling and servicing agents are paid
0
1
Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.
2
Shareholder administration fees
BA Advisors, its affiliates and/or financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.60% of the average daily net assets of Primary B Shares of Nations Managed Index Fund and Nations Short-Intermediate Government Fund under a shareholder administration plan.
3
Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.
4
The Funds pay these fees to eligible financial institutions for as long as the plan continues. We may reduce or discontinue payments at any time.
5
Other compensation
Selling and servicing agents may also receive non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.
6
This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts.
7
BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.
8
9
                                       22
0
1
[GRAPHIC]
         Distributions and taxes
2
[GRAPHIC]
             The power of compounding
3
             Reinvesting your distributions buys you more shares of a
             Fund -- which lets you take advantage of the potential for compound growth.
4
             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.
5
     About distributions
     A mutual fund can make money two ways:
6
          o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
7
          o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.
8
A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their federal income and capital gain to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.
9
Nations Managed Index Fund and Nations Short-Intermediate Government Fund distribute any net realized capital gain at least once a year.
0
Each of the Funds distribute net investment income monthly.
1
Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds)
or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.
2
Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.
3
We'll automatically reinvest distributions in additional shares of the same
Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.
4
5
                                       23
6
7
We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.
8
If you buy shares of Nations Managed Index Fund or Nations Short-Intermediate Government Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain.
This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.
9
[GRAPHIC]
             This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.
0
[GRAPHIC]
               For more information about
               taxes, please see the SAI.
1
How taxes affect your investment
Distributions that come from net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.
A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.
2
Distributions that come from net long-term capital gain generally are taxable to you as net long-term capital gain.
3
In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.
4
We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.
5
6
7
8
                                       24
9
0
U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.
1
Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
2
  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
3
  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
4
  o the IRS informs us that you're otherwise subject to backup withholding
5
The IRS may also impose penalties against you if you don't give us a correct
TIN.
6
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.
7
We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.
8
Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Nations Managed Index Fund and Nations Short-Intermediate Government Fund
shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.
9
0
1
                                       25
2
3
[GRAPHIC]
             This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.
4
[GRAPHIC]
         Terms used in this prospectus
5
Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.
6
Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.
7
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
8
Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.
9
Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.
0
Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).
1
Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.
2
Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.
3
Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.
4
5
                                       26
6
7
Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.
8
Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.
9
Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.
0
CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
1
CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
2
Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
3
Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.
4
Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.
5
Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.
6
Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.
7
8
                                       27
9
0
Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.
1
Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
2
First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.
3
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
4
Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.
5
Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.
6
Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.
7
Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.
8
Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.
9
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.
0
High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.
1
Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.
2
3
                                       28
4
5
Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.
6
Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
7
Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
8
Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
9
Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
0
Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
1
Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
2
Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
3
Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
4
5
                                       29
6
7
Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.
8
Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
9
Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.
0
Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.
1
MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.
2
MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.
3
Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.
4
Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.
5
NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.
6
7
                                       30
8
9
Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.
0
Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.
1
Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.
2
Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.
3
Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.
4
Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.
5
Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.
6
Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.
7
Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.
8
Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.
9
0
                                       31
1
2
Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.
3
Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
4
Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
5
Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
6
Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
7
Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
8
Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
9
S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
0
S&P/BARRA Value Index(1) - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
1
2
                                       32
3
4
S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
5
S&P MidCap 400(1) - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
6
S&P SmallCap 600(1) - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
7
S&P SuperComposite 1500(1) - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
8
Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.
9
Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.
0
Settlement date - the date on which an order is settled either by payment or delivery of securities.
1
Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument. 2
Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.
3
U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.
4
U.S. Treasury obligation - a debt security issued by the U.S. Treasury.
5
Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.
6
Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.
7
8
                                       33
9
0
(1)S&P and BARRA have not reviewed any stock included in the S&P SuperComposite 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.
1
2
                                       34
3
[GRAPHIC]
         Where to find more information
4
You'll find more information about Nations Funds Index and Government Bond
Funds in the following documents:
5
        Annual and semi-annual reports
6
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
7
[GRAPHIC]
        Statement of Additional Information
8
        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.
9
        You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:
0
        By telephone: 1.800.321.7854
1
        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255
2
        On the Internet: www.nations-funds.com
3
        Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
4
SEC file numbers:
Nations Funds Trust
5
COMPROPB-12/01
6
[NATIONS FUNDS LOGO]
7
8
9
                       Statement of Additional Information
0
                               Nations Funds Trust
1

2
3
            Domestic Stock Funds                                  Municipal Bond Funds
            --------------------                                  --------------------
         Nations Small Company Fund                          Nations Municipal Income Fund
     Nations Convertible Securities Fund                Nations Short-Term Municipal Income Fund
            Nations Research Fund                       Nations Intermediate Municipal Bond Fund
             Nations Value Fund                          Nations California Municipal Bond Fund
         Nations Capital Growth Fund                Nations Florida Intermediate Municipal Bond Fund
         Nations MidCap Growth Fund                 Nations Georgia Intermediate Municipal Bond Fund
        Nations Strategic Growth Fund              Nations Maryland Intermediate Municipal Bond Fund
                                                Nations North Carolina Intermediate Municipal Bond Fund
      International/Global Stock Funds          Nations South Carolina Intermediate Municipal Bond Fund
      --------------------------------              Nations Tennessee Intermediate Municipal Bond Fund
        Nations Emerging Markets Fund                Nations Texas Intermediate Municipal Bond Fund
      Nations International Equity Fund             Nations Virginia Intermediate Municipal Bond Fund
      Nations International Value Fund
4
                 Index Funds                                       Money Market Funds
                 -----------                                       ------------------
         Nations LargeCap Index Fund                             Nations Cash Reserves
         Nations Managed Index Fund                          Nations Money Market Reserves
         Nations SmallCap Index Fund                           Nations Treasury Reserves
                                                              Nations Government Reserves
      Government & Corporate Bond Funds                        Nations Municipal Reserves
      ---------------------------------                       Nations Tax Exempt Reserves
       Nations Intermediate Bond Fund                    Nations California Tax-Exempt Reserves
 Nations Short-Intermediate Government Fund
       Nations Short-Term Income Fund
        Nations Strategic Income Fund
              Nations Bond Fund
5

6
7
         Adviser Class Shares, Capital Class Shares, Daily Class Shares, Institutional Class Shares, Investor Class Shares, Liquidity Class Shares,
 Market Class Shares, Marsico Shares, Service Class Shares, Trust Class Shares,
    Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares
                             and Investor C Shares
8
                                December 26, 2001
9
     This SAI provides information relating to the classes of shares representing interests in the Funds listed above. This information supplements the information contained in the prospectuses for the Funds and is intended to be read in conjunction with the prospectuses. The SAI is not a prospectus for the Funds. See "About the SAI" for information on what the SAI is and how it should be used.
0
     Copies of any of the prospectuses may be obtained without charge by writing Nations Funds c/o Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at 1-800-321-7854 or 1-800-626-2275 (for institutional money market investors). The Funds' annual reports to shareholders, including the audited financial statements for the Funds, dated March 31, 2001, are hereby incorporated into this SAI by reference. 1
     For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at the end of this SAI in Appendix B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.
2
3
4
5
                                TABLE OF CONTENTS
6
ABOUT THIS SAI ............................................................    1
HISTORY OF NFST ...........................................................    2
DESCRIPTION OF THE FUNDS AND  THE INVESTMENTS AND RISKS OF THEIR FUNDS ....    2
  General .................................................................    2
  Investment Policies and Limitations .....................................    2
    Fundamental Policy Restrictions .......................................    2
    Non-Fundamental Policy Restrictions ...................................    3
    Exemptive Orders ......................................................    3
  Permissible Fund Investments and Investment Techniques ..................    4
    Money Market Funds ....................................................    4
    The Domestic Stock Funds ..............................................    4
    The International/Global Stock Funds ..................................    5
    The Index Funds .......................................................    5
    Government & Corporate Bond Funds .....................................    6
    Municipal Bond Funds ..................................................    6
  Descriptions of Permissible Investments .................................    6
    Asset-Backed Securities ...............................................    6
    Bank Obligations (Domestic and Foreign) ...............................    7
    Borrowings ............................................................    8
    Common Stock ..........................................................    8
    Convertible Securities ................................................    9
    Corporate Debt Securities .............................................   10
    Derivatives ...........................................................   10
    Dollar Roll Transactions ..............................................   11
    Foreign Securities ....................................................   11
    Futures and Options ...................................................   13
    Guaranteed Investment Contracts .......................................   16
    High Yield/Lower-Rated Debt Securities ................................   16
    Money Market Instruments ..............................................   18
    Mortgage-Backed Securities ............................................   18
    Municipal Securities ..................................................   20
    Other Investment Companies ............................................   22
    Pass Through Securities (Participation Interests and Company Receipts)    23
    Preferred Stock .......................................................   24
    Private Placement Securities and Other Restricted Securities ..........   24
    REITs and Master Limited Partnerships .................................   25
    Repurchase Agreements .................................................   25
    Reverse Repurchase Agreements .........................................   26
    Securities Lending ....................................................   26
    Short Sales ...........................................................   26
    Stripped Securities ...................................................   27
    Swap Contracts ........................................................   28
    U.S. Government Obligations ...........................................   28
    Variable- and Floating-Rate Instruments ...............................   29
    Warrants and Rights ...................................................   29
    When-Issued Purchases, Delayed Delivery and Forward Commitments .......   29
    Zero-Coupon, Pay-In-Kind and Step-Coupon Securities ...................   30
  Other Considerations ....................................................   31
    Temporary Defensive Purposes ..........................................   31
    Portfolio Turnover ....................................................   31
MANAGEMENT OF NFST ........................................................   31
7
8
                                       i
9
0
  The Board Members and Principal Officers ................................   31
  Board Committees ........................................................   33
  Board Compensation ......................................................   34
  Nations Funds Retirement Plan ...........................................   35
  Nations Funds Deferred Compensation Plan ................................   36
  Codes of Ethics .........................................................   36
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................   36
INVESTMENT ADVISORY AND OTHER SERVICES ....................................   37
  Investment Adviser and Sub-Advisers .....................................   37
    BA Advisors and BACAP .................................................   37
    Sub-Advisers Unaffiliated with BA Advisors ............................   37
    Investment Advisory and Sub-Advisory Agreements .......................   38
    Expense Limitations ...................................................   38
    Advisory Fee Rates ....................................................   39
    Advisory Fees Paid ....................................................   39
    Sub-Advisory Fee Rates ................................................   39
    Sub-Advisory Fees Paid ................................................   40
  Co-Administrators and Sub-Administrator .................................   40
    Co-Administrators .....................................................   40
    Sub-Administrator .....................................................   40
    Co-Administration and Sub-Administration Fees Paid ....................   41
  12b-1 Plans .............................................................   41
  Expenses ................................................................   43
  Other Service Providers .................................................   44
    Transfer Agents and Custodians ........................................   44
    Independent Accountants ...............................................   44
    Counsel ...............................................................   44
BROKERAGE ALLOCATION AND OTHER PRACTICES ..................................   44
  General Brokerage Policy, Brokerage Transactions and Broker Selection ...   44
  Aggregate Brokerage Commissions .........................................   47
  Brokerage Commissions Paid to Affiliates ................................   47
  Directed Brokerage ......................................................   47
  Securities of Regular Broker/Dealers ....................................   47
  Monies Paid to Broker/Dealers from the Adviser's or Distributor's Profit    47
CAPITAL STOCK .............................................................   47
  Description of Shares ...................................................   47
  NFST's Funds ............................................................   50
PURCHASE, REDEMPTION AND PRICING OF SHARES ................................   51
  Purchase, Redemption and Exchange .......................................   51
  Offering Price ..........................................................   51
INFORMATION CONCERNING TAXES ..............................................   53
  General .................................................................   53
  Equalization Accounting .................................................   53
  Excise Tax ..............................................................   54
  Investment through Master Portfolios ....................................   54
  Taxation of Fund Investments ............................................   54
  Foreign Taxes ...........................................................   55
  Distributions, Generally ................................................   56
  Capital Gain Distributions ..............................................   56
  Disposition of Fund Shares ..............................................   56
  Federal Income Tax Rates ................................................   56
  Corporate Shareholders ..................................................   57
  Foreign Shareholders ....................................................   57
  Backup Withholding ......................................................   57
  Tax-Deferred Plans ......................................................   57
1
2
                                       ii
3
4
  Special Tax Considerations Pertaining to all the Tax-Exempt Funds .......   57
  Special Tax Considerations Pertaining to the California Funds ...........   58
  Special Tax Considerations Pertaining to the Florida Funds ..............   59
  Special Tax Considerations Pertaining to the Georgia Funds ..............   59
  Special Tax Considerations Pertaining to the Maryland Funds .............   59
  Special Tax Considerations Pertaining to the North Carolina Funds .......   60
  Special Tax Considerations Pertaining to the South Carolina Funds .......   60
  Special Tax Considerations Pertaining to the Tennessee Funds ............   60
  Special Tax Considerations Pertaining to the Virginia Funds .............   61
  Other Matters ...........................................................   61
UNDERWRITER COMPENSATION AND PAYMENTS .....................................   61
FUND PERFORMANCE ..........................................................   61
  Advertising Fund Performance ............................................   61
  Yield Calculations ......................................................   63
    Money Market Funds ....................................................   63
    Non-Money Market Funds ................................................   64
  Total Return Calculations ...............................................   65
APPENDIX A ................................................................    1
APPENDIX B ................................................................    1
APPENDIX C ................................................................    1
5
6
7
8
9
0
1
                                       iii
2
3
4
                                 ABOUT THIS SAI
                                 --------------
5
     What is the SAI?
6
     The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Funds. It generally contains information about the Funds that the SEC has concluded is not required to be in the Funds' prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.
7
     Specifically, the SAI, among other things, provides information about Nations Funds Trust, which is the trust that "houses" the Funds; the investment policies and permissible investments of the Funds; the management of the Funds, including the Board, the investment adviser and sub-advisers; other service providers to the Funds; certain brokerage policies of the Funds; and performance information about the Funds.
8
     How should I use the SAI?
9
     The SAI is intended to be read in conjunction with the Funds' prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Fund prospectus may be obtained by calling Nations Funds at (800) 321-7854 or by visiting the Funds online at www.nations-funds.com.
                                           ----------------------
     What governs the type of information that is put in the SAI?
0
     The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.
1
     Is the SAI available on the Internet?
2
     Yes. The SAI is part of the registration statement for the Funds that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/formpick.htm.
--------------------------------------------------
3
     Who may I contact for more information?
4
     If you have any questions about the Funds, please call Nations Funds at
(800) 321-7854 or contact your investment professional.
5
6
7
8
                                       1
9
0
                                 HISTORY OF NFST
                                 ---------------
1
     NFST is a registered investment company in the Nations Funds Family. The Nations Funds Family currently has more than 80 distinct investment portfolios and total assets in excess of $115 billion. It was organized as a Delaware business trust on October 22, 1999. All Funds have fiscal year ends of March 31st.
2
                          DESCRIPTION OF THE FUNDS AND
                          ----------------------------
                    THE INVESTMENTS AND RISKS OF THEIR FUNDS
                    ----------------------------------------
3
     General
4
     The Funds of NFST are all open-end, management investment companies and are diversified, with the exception of the State Bond Funds, which are non-diversified.
5
     See "Capital Stock" for a listing and description of the classes of shares that each Fund offers.
6
     Certain Funds seek to achieve their respective investment objectives by investing substantially all of their assets in other mutual funds with the same investment objective, principal investment strategies and investment risks. These Funds are called "Feeder Funds" and the mutual funds in which the Feeder Funds invest are called "Master Portfolios." The Feeder Funds include: the Intermediate Bond Fund, International Equity Fund, International Value Fund and Strategic Growth Fund. For more information about the Feeder Funds and the Master Portfolios see "Descriptions of Permissible Investments--Other Investment Companies."
7
     Investment Policies and Limitations
8
     The investment objectives, principal investment strategies and the principal investment risks associated with these strategies for each Fund, are discussed in the Fund's prospectus.
9
     The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Funds supplement the discussion in the prospectuses for the Funds. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by a Board, without shareholder approval.
0
     Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund's acquisition of such security or asset.
1
     Fundamental Policy Restrictions
2
Each Fund may not:
3
  1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.
4
  2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.
5
  3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
6
  4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities
7
8
9
                                       2
0
1
     in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, or any obligations issued by domestic banks, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.
2
  5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.
3
  6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.
4
  7. Except for the State Bond Funds, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.
5
     Non-Fundamental Policy Restrictions
6
  1. Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.
7
  2. Each Fund may not invest or hold more than 15% (10% in the case of a Money Market Fund) of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.
8
  3. Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.
9
  4. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.
0
  5. Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)
1
  6. Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Funds segregate assets in the amount at least equal to the underlying security or asset.
2
  7. The State Bond Funds may not purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.
3
     Exemptive Orders
4
     In addition to the policies outlined above, the Nations Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or otherwise applicable restrictions:
5
6
7
                                       3
8
9
1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by BA Advisors may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including that such agreements have a maturity of not more than seven days.
0
2. Pursuant to an exemptive order dated July 23, 1997, the Funds may, subject to certain conditions, use cash reserves that have not been invested in portfolio securities to purchase shares of Money Market Funds in the Nations Funds Family in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act.
1
3. Pursuant to an exemptive order dated December 27, 2000, the Funds may, subject to certain conditions, invest in shares of other affiliated Funds in the Nations Funds Family, in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act, in addition to investing directly in portfolio securities.
2
     Permissible Fund Investments and Investment Techniques
3
     A Fund's prospectus identifies and summarizes the types of securities in which a Fund invests as part of its principal investment strategies and the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.
4
     Subject to its fundamental and non-fundamental investment policies:
5
     . Each Fund may borrow money, lend its securities (except for the Money Market Funds, which do not lend their securities) and invest in securities issued by other registered investment companies. See "Descriptions of Permissible Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."
6
     . Each Fund permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as seeking to enhance return. Each Government & Corporate Bond Fund (subject to certain limits imposed by the 1940 Act and the CFTC), provided that the use of derivatives will not alter the fundamental characteristics of the Fund, and the Fund will segregate assets as required by the 1940 Act (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations. See "Descriptions of Permissible Investments--Derivatives."
7
     . Each Fund may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. A Fund may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing,
          (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, each Fund will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."
8
     Money Market Funds
9
     Tax Exempt Reserves, Government Reserves, California Reserves, Cash
     -------------------------------------------------------------------
Reserves, Municipal Reserves and Money Market Reserves: In addition to the types
------------------------------------------------------
of securities described in the prospectus for each of these Funds, and consistent with its investment policies, objective and strategies, each Fund may invest in the following type of security only in amounts of less than 10% of its total assets: reverse repurchase agreements.
0
     The Domestic Stock Funds
1
     Convertible Securities Fund, Value Fund, Strategic Growth Fund, Research
     ------------------------------------------------------------------------
Fund, Capital Growth Fund, MidCap Growth Fund and Small Company Fund: In
--------------------------------------------------------------------
addition to the types of securities described in the prospectus for each of these Funds, and consistent with its investment policies, objective and strategies, each Domestic Stock Fund (or the Master Portfolio in which a Feeder Fund invests its assets) may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities, common stock, convertible securities; corporate debt securities (except for Convertible Securities Fund); derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities, high yield/lower-rated debt securities; mortgage-backed securities; pass-through securities; preferred stock, private placement and other illiquid securities; REITs and master
2
3
4
5
                                       4
6
7
limited partnerships; reverse repurchase agreements; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is listed in a Fund's prospectus as part of a principal investment strategy, this 10% limitation shall not apply.
8
     Small Company Fund, Value Fund, Capital Growth Fund, Strategic Growth Fund, MidCap Growth Fund and Convertible Securities Fund may each invest up to 20% of their assets in foreign securities, notwithstanding the general 10% limits discussed above. While these Funds reserve the right to so invest, investing in foreign securities is not considered a principal investment strategy of these Funds.
9
     The International/Global Stock Funds
0
     International Value Fund: In addition to the types of securities described
     ------------------------
in its prospectus, and consistent with its investment policies, objective and strategies, this Fund (through the Master Portfolio in which it invests all of its assets) may invest in the following types of securities in amounts of less than 10% of its total assets in each case and not in the aggregate: corporate debt securities; derivatives, including futures and options; foreign securities (other than the types described in the prospectus); private placement and other illiquid securities; and REITs and master limited partnerships.
1
     International Equity Fund: In addition to the types of securities described
     -------------------------
in its prospectus, and consistent with its investment policies, objective and strategies, this Fund (through the Master Portfolio in which it invests all of its assets) may invest in the following types of securities in amounts of less than 10% of its total assets in each case and not in the aggregate: corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; foreign securities (other than the types described in the prospectus); preferred stocks; private placement and other illiquid securities; and REITs and master limited partnerships.
2
     Emerging Markets Fund: In addition to the types of securities described in
     ---------------------
its prospectus, and consistent with its investment policies, objective and strategies, this Fund may invest in the following types of securities in amounts of less than 10% of its total assets in each case and not in the aggregate: corporate debt securities; derivatives, including futures and options; foreign securities (other than the types described in the prospectus); and REITs and master limited partnerships.
3
     The Index Funds
4
     The LargeCap Index Fund, SmallCap Index Fund and Managed Index Fund: In
     -------------------------------------------------------------------
addition to the types of securities described in the prospectus for each of these Funds, and consistent with its investment policies, objective and strategies, each Fund may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities, common stock, convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities, high yield/lower-rated debt securities; mortgage-backed securities; pass-through securities; preferred stock, private placement and other illiquid securities; REITs and master limited partnerships; reverse repurchase agreements; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is listed in a Fund's prospectus as part of a principal investment strategy, this 10% limitation shall not apply.
5
     In addition, when consistent with the Index Funds' respective investment objectives, various techniques may be employed to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby each lot of shares of Fund securities that a Fund holds will be specifically identified, which will allow the sale first of those specific securities with the highest tax basis in order to reduce the amount of realized capital gains as compared with a sale of identical Fund securities, if any, with a lower tax basis. The Adviser will sell first those shares with the highest tax basis only when it believes that it is in the best interest of a Fund to do so, and reserves the right to sell other securities when appropriate. In addition, the Adviser may, at times, sell a Fund's securities in order to realize capital losses. Subject to limitations, such capital losses could be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser may, consistent with the Fund construction process discussed above, employ a low Fund turnover strategy designed to defer the realization of capital gains.
6
7
8
9
                                       5
0
1
     The LargeCap Index Fund and SmallCap Index Fund generally will try to match the composition of the S&P 500 and S&P SmallCap 600, respectively, as closely as possible. However, a Fund may not always invest in stocks that comprise a relatively small part of an index because it may be correspondingly more difficult and costly to do so. These Funds also may elect not to invest in a stock, or remove a stock from its portfolio, if the stock is not liquid enough, or for other reasons. These Funds also may invest in stocks that are not included in an index, if such stocks have similar characteristics.
2
     Government & Corporate Bond Funds
3
     Short-Term Income Fund, Short-Intermediate Government Fund, Intermediate
     ------------------------------------------------------------------------
Bond Fund, Bond Fund and Strategic Income Fund: In addition to the types of
----------------------------------------------
securities described in the prospectus for each of these Funds, and consistent with its investment policies, objective and strategies, each Fund (or Master Portfolio in which a Feeder Fund invests its assets) may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities, common stock, convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities, high yield/lower-rated debt securities; mortgage-backed securities; municipal securities; pass-through securities; preferred stock, private placement and other illiquid securities; REITs and master limited partnerships; reverse repurchase agreements; short sales; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is listed in a Fund's prospectus as part of a principal investment strategy, this 10% limitation shall not apply.
4
     Municipal Bond Funds
5
     Short-Term Municipal Income Fund, Intermediate Municipal Income Fund,
     ---------------------------------------------------------------------
Municipal Income Fund, California Bond Fund, Florida Intermediate Bond Fund,
----------------------------------------------------------------------------
Georgia Intermediate Bond Fund, Kansas Income Fund, Maryland Intermediate Bond
------------------------------------------------------------------------------
Fund, North Carolina Intermediate Bond Fund, South Carolina Intermediate Bond
-----------------------------------------------------------------------------
Fund, Tennessee Intermediate Bond Fund, Texas Intermediate Bond Fund, Virginia
------------------------------------------------------------------------------
Intermediate Bond Fund, Florida Bond Fund, Georgia Bond Fund, Maryland Bond
---------------------------------------------------------------------------
Fund, North Carolina Bond Fund, South Carolina Bond Fund, Tennessee Bond Fund,
------------------------------------------------------------------------------
Texas Bond Fund and Virginia Bond Fund: In addition to the types of securities
--------------------------------------
described in the prospectus for each of these Funds, and consistent with its investment policies, objective and strategies, each Fund may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities, common stock, convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities, high yield/lower-rated debt securities; mortgage-backed securities; pass-through securities; preferred stock, private placement and other illiquid securities; REITs and master limited partnerships; reverse repurchase agreements; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is listed in a Fund's prospectus as part of a principal investment strategy, this 10% limitation shall not apply. in any one such Fund; and (iii) invest more than 10% of its assets, collectively, in Fund shares of NFT, NR, NFI and NFST.
6
     Descriptions of Permissible Investments
7
     Additional information about individual types of securities (including key considerations and risks) in which some or all of the Funds may invest is set forth below.
8
     Asset-Backed Securities
9
     Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.
0
     The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the 1
2
3
                                       6
4
5
loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities." 6
     Key Considerations and Risks: The risks of investing in asset-backed
     ----------------------------
securities are ultimately dependent upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under "Descriptions of Permissible Investments--Mortgage-Backed Securities" for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.
7
     In addition, as purchasers of an asset-backed security, the Funds generally will have no recourse to the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.
8
     Bank Obligations (Domestic and Foreign)
9
     Bank obligations include, as examples, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.
0
     A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and the interest rate on which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.
1
     A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.
2
     As a general matter, obligations of "domestic banks," are not subject to the Funds' fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent they are subject to comparable regulation as domestic banks; and (c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.
3
     Certain Funds may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."
4
     Key Considerations and Risks: Certain bank obligations, such as some CDs,
     ----------------------------
are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.
5
     Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that their liquidity could be impaired because of political or economic developments, that the obligations may be less marketable than comparable obligations of domestic banks, that a foreign jurisdiction might impose
6
7
8
                                       7
9
0
withholding and other taxes on interest income payable on and cash realized on the sale of those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations, that the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.
1
     Borrowings
2
     Each Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations."
3
     The Funds participate in an uncommitted line of credit provided by The Bank of New York under an agreement (the "Uncommitted Line"). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. Under the Uncommitted Line, each participating Fund must maintain a ratio of net assets (not including funds borrowed under the Uncommitted Line) to the aggregate amount of indebtedness pursuant to the Uncommitted Line that is no less than 4 to 1. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found its Annual Report to Shareholders for the year ended March 31, 2001.
4
     A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."
5
     Key Considerations and Risks: The Uncommitted Line is not a "committed"
     ----------------------------
line of credit, which is to say that The Bank of New York is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so.
6
     Common Stock
7
     Common stock are units of equitable ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company. Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may instead choose to list their companies, and have their shares traded, on foreign exchanges, like the London FTSE or Tokyo Stock Exchange.
8
     Key Considerations and Risks: Investments by a Fund in common stocks are
     ----------------------------
subject to stock market risk, which is the risk that the value of the stocks that the Fund holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to them, like changes in earnings or management.
9
     With respect specifically to "common" stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and "preferred" stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.
0
     Common stock investments also present the risk of investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk. For those Funds that invest primarily in these types of companies, such as the Small Company Fund, these risks can have a more acute effect on the value of the Fund's shares.
1
     Common stock investments also present the risks of investing in a particular industry, such as high technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of
2
3
4
                                       8
5
6
common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies' common stock to drop. For those Funds that focus their investments in a particular industry, such as the Financial Services Fund, these industry-related risks can have a significant effect on the value of these Funds' shares. See "Other Considerations--The High Technology Industry" and "Other Considerations--The Financial Services Industry."
7
     Convertible Securities
8
     Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.
9
     The market value of a convertible security generally is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security's price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security's price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock. 0
     The Funds may invest in convertible securities that are below investment-grade (e.g., rated "B" or below by S&P). See "Descriptions of Permissible Investments--High Yield/Lower-rated Securities" and "Descriptions of Permissible Investments--Warrants and Rights."
1
     Key Considerations and Risks: A Fund's investments in convertible
     ----------------------------
securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid--that is, a Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. A Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.
2
     In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may to be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described under "Descriptions of Permissible Investments--Common Stock." In addition, the credit rating of a company's convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some
3
4
5
6
                                       9
7
8
convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company's common stock.
9
     See also Key Considerations and Risks under "Descriptions of Permissible Investments--Common Stock."
0
     Corporate Debt Securities
1
     Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.
2
     The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.
3
     See also "Descriptions of Permissible Investments--Foreign Securities," "Descriptions of Permissible Investments--Variable- and Floating-Interest Securities" and "Descriptions of Permissible Investments--Money Market Instruments."
4
     Key Considerations and Risks: Because of the wide range of types, and
     ----------------------------
maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
5
     Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it's due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
6
     Derivatives
7
     A derivative is a financial contract whose value is based on (or "derived"
from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures, options, options on futures, forward foreign currency exchange contracts, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.
8
     The Funds may use derivatives for a variety of reasons, including to: enhance a Fund's return, attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Fund's portfolio.
9
0
1
                                       10
2
3
     A Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.
4
     Key Considerations and Risks: The use of derivatives presents risks
     ----------------------------
different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.
5
     See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants" and "Descriptions of Permissible Investments--Swap Contracts."
6
     Dollar Roll Transactions
7
     Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the "roll" period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll," it must establish a segregated account with its Custodian in which it will maintain cash, U.S. Government securities of other liquid debt or equity securities equal in value to its obligations with respect to dollar rolls, and accordingly, such dollar rolls are not considered borrowings. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."
8
     Key Considerations and Risks: Mortgage dollar rolls involve the risk that
     ----------------------------
the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. 9
     Foreign Securities
0
     Foreign securities are debt, equity or derivative securities determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.
1
     Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency; or when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate
2
3
                                       11
4
5
amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.
6
     A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").
7
     Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.
8
     Key Considerations and Risks: Foreign securities generally pose risks above
     ----------------------------
those typically associated with an equity, debt or derivative security due to:
(1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.
9
     Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.
0
     As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."
1
     SPECIAL CONSIDERATIONS REGARDING EUROPE and the EURO: On January 1, 1999, eleven of the fifteen member countries of the European Union fixed their currencies irrevocably to the euro, the new unit of currency of the European Economic and Monetary Union. At that time each member's currency was converted at a fixed rate to the euro. Initially, use of the euro will be confined mainly to the wholesale financial markets, while its broader use in the retail sector will follow the circulation of euro banknotes and coins on January 1, 2002. At that time, the national banknotes and coins of participating member countries will cease to be legal tender. In addition to adopting a single currency, member countries will no longer control their own monetary policies. Instead, the authority to direct monetary policy will be exercised by the new European Central Bank. While economic and monetary convergence in the European Union may offer new opportunities for those investing in the region,
2
3
4
                                       12
5
6
investors should be aware that the success and future prospects of the union cannot be predicted with certainty. Europe must grapple with a number of challenges, any one of which could threaten the success and prospects of this monumental undertaking. For example, eleven disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. The continent's economies are diverse, its governments are decentralized, and its cultures differ widely. In addition, one or more member countries might exit the union, placing the currency and banking system in jeopardy.
7
         For those Funds that invest in euro-denominated securities (including currency contracts) there is the additional risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the Union. This has been true of late, when the exchange rates of the euro versus many of the world's major currencies steadily declined. As of July 2001, the euro is trading near or at an all time low against the U.S. dollar. In this environment, U.S. and other foreign investors may experience erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.
8
     Futures and Options
9
     Futures and options contracts are derivative instruments that the Funds may utilize for a variety of reasons including, for hedging purposes, risk reduction, securities exposure, to enhance a Fund's return, to enhance a Fund's liquidity, to reduce transaction costs or other reasons. See generally "Descriptions of Permissible Investments--Derivatives."
0
     Futures - Futures contracts provide for the future sale by one party and
     -------
purchase by another party of a specified amount of a specific security or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Assets committed by a Fund to a futures contract will be segregated to the extent required by law. Although many fixed-income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
1
     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimum's. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.
2
     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund's portfolio.
3
4
5
6
                                       13
7
8
     The Funds may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to "lock-in" or hedge the future level of short-term rates.
9
     Options - Each Fund may purchase and write (i.e., sell) put and call
     -------
options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks.
0
     A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange, and the Philadelphia Stock Exchange. A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.
1
     Options on Futures - The Funds may purchase options on the futures
     ------------------
contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.
2
     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).
3
4
5
6
                                       14
7
8
     Key Considerations and Risks: Futures and options investing are highly
     ----------------------------
specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.
9
     With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.
0
     With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by a Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by a Fund is exercised, the Fund's basis in the underlying instrument will be reduced by the net premium received when the option was written.
1
     With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively. Each Fund generally will minimize the risk that it will be unable to close out a contract by only entering into those contracts which are traded on national exchanges and for which there appears to be a liquid secondary market.
2
     In addition, there is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.
3
     The successful use by the Funds of futures and options on stock indexes will be subject to the ability to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. The Funds therefore bear the risk that future market trends will be incorrectly predicted. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price 4
5
                                       15
6
7
movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes.
8
     Each Fund will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will maintain or "segregate" assets with their Custodians to cover transactions in which the Funds write or sell options. Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover option obligations could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.
9
     Guaranteed Investment Contracts
0
     Guaranteed investment contracts, investment contracts or funding agreements ("GICs") are short-term money market instruments issued by highly-rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts.
1
     Key Considerations and Risks: A Fund will only purchase GICs from issuers
     ----------------------------
which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to a Fund on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.
2
     High Yield/Lower-Rated Debt Securities
3
     A high yield/lower-rated debt security (also known as a "junk" bond) is generally rated by an NRSRO to be non investment-grade (e.g., BB or lower by S&P). These types of bonds are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. High yield/lower-rated debt and comparable unrated securities:
(a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. See also "Descriptions of Permissible Investments--Corporate Debt Securities" and "Descriptions of Permissible Investments--Municipal Securities."
4
     The Funds may invest in high yield/lower-rated securities that are also convertible securities. See "Descriptions of Permissible Investments--Convertible Securities."
5
     Key Considerations and Risks: The yields on high yield/lower-rated debt and
     ----------------------------
comparable unrated debt securities generally are higher than the yields available on investment-grade debt securities. However, investments in high yield/lower-rated debt and comparable unrated debt generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Since the risk of default is higher for high yield/lower-rated debt securities, the Fund will try to minimize the risks inherent in investing in these securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Funds will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Accordingly, with respect to these types of securities, a Fund may be more dependent on credit analysis than is the case for higher quality bonds.
6
     The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.
7
     The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A
8
9
0
1
                                       16
2
3
Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish a Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.
4
     Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.
5
     Because certain high yield/lower-rated debt securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities." 6
     Linked Securities and Structured Products
7
     Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible Investments--Derivatives."
8
     Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.
9
     One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
0
     Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."
1
     SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.
2
     Key Considerations and Risks: Like all derivatives, a Fund's investments in
     ----------------------------
"linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent
3
4
5
                                       17
6
7
market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."
8
     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."
9
     SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.
0
     Money Market Instruments
1
     Money market instruments are high-quality, short-term debt obligations, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits. What these instruments have in common are low risk and liquidity.
2
     Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.
3
     See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts," "Descriptions of Permissible Investments--Repurchase agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."
4
     Key Considerations and Risks: Money market instruments (other than certain
     ----------------------------
U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support the instrument.
5
     Mortgage-Backed Securities
6
     A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See "Descriptions of Permissible Investments--Pass-Through Securities."
7
Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low-, medium- and middle-income home buyers. FNMA is a congressionally chartered, company, although neither its stock nor the securities it issues
8
9
0
                                       18
1
2
are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.
3
     Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.
4
     Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
5
     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.
6
     Key Considerations and Risks: Investment in mortgage-backed securities
     ----------------------------
poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.
7
8
9
0
                                       19
1
2
     Municipal Securities
3
     Municipal Bonds - Municipal bonds are debt obligations issued by the
     ---------------
states, territories and possessions of the United States and the District of Columbia, and also by their political subdivisions, duly constituted offering authorities and instrumentalities. States, territories, possessions and municipalities may issue municipal bonds for a variety of reasons, including for example, to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities also issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, industrial facilities or for water supply, gas, electricity or waste disposal facilities.
4
     Municipal bonds generally are classified as "general obligation" or "revenue" bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal bonds may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
5
     Private activity bonds (such as an industrial development or industrial revenue bond) held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.
6
     Municipal Notes - Municipal notes are issued by states, municipalities and
     ---------------
other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the related fiscal period. Municipal obligation notes generally have maturities of one year or less. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.
7
     Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.
8
     Municipal demand obligations are subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate
9
0
1
                                       20
2
3
of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of the Fund to receive the par value of the obligation upon demand or notice.
4
     Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.
5
     Municipal Leases - Municipal securities also may include participations in
     ----------------
privately arranged loans to state or local government borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.
6
     Although lease obligations do not constitute general obligations of the municipal issuer to which the government's taxing power is pledged, a lease obligation is ordinarily backed by the government's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.
7
     For a detailed discussion of the economic conditions, relevant legal matters and key risks associated with investments in each of California, Florida, Georgia, Kansas, Maryland, North Carolina, South Carolina, Tennessee, Texas and Virginia, see "Appendix C" to the SAI.
8
     Key Considerations and Risks: There are variations in the quality of
     ----------------------------
municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of municipal securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.
9
     The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, are a separate "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.
0
     There are particular considerations and risks relevant to investing in a portfolio of a single state's municipal securities, such as the greater risk of the concentration of a Funds versus the greater relative safety that comes with a
1
2
3
                                       21
4
5
less concentrated investment portfolio and should compare yields available on portfolios of a state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision.
6
     In addition, from time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Moreover, with respect to municipal securities issued by California, Florida, Georgia, Kansas, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia issuers, the Adviser cannot predict which legislation, if any, may be proposed in the state legislatures or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal securities generally, or California, Florida, Georgia, Kansas, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia municipal securities specifically, for investment by one of these Funds and the liquidity and value of such portfolios. In such an event, a Fund impacted would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.
7
     Other Investment Companies
8
     In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Funds from the SEC. See also "Investment Policies and Limitations--Exemptive Orders."
9
     The 1940 Act generally requires that each Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.
0
     Each Fund has obtained permission from the SEC (via an exemptive order) to purchase shares of other mutual funds in the Nations Funds Family. The SEC order is subject to certain conditions, including that a Board, before approving an advisory contract (including the advisory fee) applicable to a Fund, will find that the advisory fees applicable to the Fund relying on the order are for services in addition to, rather than duplicative of, services provided pursuant to the "investee" Fund's advisory contract.
1
     Each Fund also has obtained separate permission from the SEC (via exemptive order) to purchase shares of Money Market Funds. To seek to achieve a return on uninvested cash or for other reasons, investing Funds may invest up to 25% of their assets in any Money Market Fund. These investments are generally on a short-term basis. BA Advisors and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. One condition of the SEC order is that a Money Market Fund may not acquire securities of any other investment company in excess of the limits stated in the second paragraph (above) of this section.
2
     Key Considerations and Risks: There are certain advantages for a Fund to be
     ----------------------------
able invest in shares of other investment companies; for example, it may allow a Fund to gain exposure to a type of security. It also may facilitate a Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares he holds directly, but also on the mutual fund shares that his Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Funds.
3
     Feeder Funds and Master Portfolios - The 1940 Act also permits, under
     ----------------------------------
certain conditions, a Fund to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, which is described above, the Feeder Funds (which are identified on p. 2 of this SAI) invest all of their assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks. The Master Portfolios are separate series of NMIT, which is organized as a business trust under the laws of Delaware, and is itself a registered investment company in the Nations Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with the Master Portfolios, may invest in the Master Portfolios from time to time. Accordingly, there may also be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio which may have higher or lower fees and
4
5
                                       22
6
7
expenses than those of its corresponding Fund, and which may therefore have different performance results than the Feeder Fund.
8
     The primary advantages of such a structure are expected economies of scale--that is to say, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to a Feeder Fund alone, as well as to, over time, enjoy other benefits associated with achieving economies of scale.
9
     However, there are certain considerations and risks that are inherent in the master/feeder structure. For example, each Feeder Fund is potentially liable for certain legal obligations of the Master Portfolio in which it invests. The risk of the Feeder Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Master Portfolio itself is unable to meet its obligations. Accordingly, the Board believes that neither a Feeder Fund nor its shareholders should be adversely affected by reason of the Feeder Fund's investing in a Master Portfolio. As with any mutual fund, other investors in the Master Portfolios could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund's shareholders). This could lead a Feeder Fund to decide to withdraw its investment in the Master Portfolio. A Feeder Fund also may withdraw its investment in a Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment adviser to manage the Feeder Fund's assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolios could have an adverse effect on the performance of such Master Portfolios and their corresponding Feeder Fund, such as decreased economies of scale, and increased per share operating expenses.
0
     When a Feeder Fund is required to vote as an interest holder of the Master Portfolio, current regulations provide that in those circumstances the Feeder Fund may either pass-through the vote to its shareholders or the Feeder Fund may vote its shares in the Master Portfolio in the same proportion of all other security holders in the Master Portfolio.
1
     Pass Through Securities (Participation Interests and Company Receipts)
2
     A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.
3
     FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.
4
     FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.
5
6
7
                                       23
8
9
     Key Considerations and Risks: Except for guaranteed mortgage certificates,
     ----------------------------
each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.
0
     Preferred Stock
1
     Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed-income bond.
2
     Key Considerations and Risks: See Key Considerations and Risks under
     ----------------------------
"Descriptions of Permissible Investments--Common Stock" and "Descriptions of Permissible Investments--Convertible Securities," many of which are applicable to a preferred stock investment.
3
     Private Placement Securities and Other Restricted Securities
4
     Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often "restricted," i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.
5
     Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.
6
     Private placements may be considered illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.
7
     Key Considerations and Risks: Private placements are generally subject to
     ----------------------------
restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to
8
9
                                       24
0
1
do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value due to the absence of a trading market.
2
     Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.
3
     REITs and Master Limited Partnerships
4
     A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.
5
     Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.
6
     Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for preferential treatment under the Code.
7
     The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties, and the issuer's management skill. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
8
     The risks of investing in a master limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
9
     Repurchase Agreements
0
     A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, the Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."
                                       25
1
         Key Considerations and Risks: Repurchase Agreements are generally
         ----------------------------
subject to counterparty risks, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.
2
         Pursuant to an exemptive order issued by the SEC, the Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.
3
         Reverse Repurchase Agreements
4
         A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund. At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its Custodian in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements.
5
         Key Considerations and Risks: Reverse repurchase agreements involve the
         ----------------------------
risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.
6
         Securities Lending
7
         For various reasons, including to enhance a Fund's return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral.
8
         The Money Market Funds do not engage in securities lending.
9
         Key Considerations and Risks: Securities lending transactions are
         ----------------------------
generally subject to counterparty risks, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
0
         Short Sales
1
         Selling a security short is the sale of a security or commodity futures contract not owned by the seller. The technique is used to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue
2
3
                                       26
4
5
during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. Until the Fund closes its short position or replaces the borrowed security, the Fund will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.
6
         A Fund will sometimes make short sales of securities when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short "against the box."
7
         Key Considerations and Risks: The successful use by the Funds of short
         ----------------------------
sales will be subject to the ability of the Adviser to correctly predict movements in the directions of the relevant market. The Funds therefore bear the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security's price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may be not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.
8
         Selling securities "against the box" entails many of the same risks and considerations described above. However, when a Fund sells short "against the box" it typically limits the amount of securities that the Fund has leveraged.
9
         Stripped Securities
0
         Stripped securities are derivatives. See generally "Descriptions of Permissible Investments--Derivatives." They are securities where an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. Because stripped securities are typically products of brokerage houses and the U.S. Government, they are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, are component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities , or SMBS, are also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-coupon Securities."
1
         The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.
2
         Key Considerations and Risks: If the underlying obligations experience
         ----------------------------
greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.
3
4
                                       27
5
6
         Swap Contracts
7
         Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names and include interest rate, index, credit, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.
8
         Key Considerations and Risks: Depending on how they are used, swap
         ----------------------------
agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, a Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
9
         The Adviser does not believe that a Fund's obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.
0
         U.S. Government Obligations
1
         U.S. Government obligations are money market instruments. They include securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, or by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.
2
         Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances, such as for the Government Money Market Fund or Treasury Reserves, comprise almost all of their portfolios.
3
         Key Considerations and Risks: In the case of those U.S. Government
         ----------------------------
obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
4
5
                                       28
6
7
         Variable- and Floating-Rate Instruments
8
         These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.
9
         Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.
0
         Key Considerations and Risks: In order to most effectively use these
         ----------------------------
investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.
1
         Warrants and Rights
2
         A warrant is a type of security, usually issued together with a bond or preferred stock, that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common stock, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. A warrant is usually issued as a sweetener, to enhance the marketability of the accompanying fixed-income securities. Warrants are freely transferable and are traded on major exchanges. The prices of warrants do not necessarily correlate with the prices of the underlying securities and are, therefore, generally considered speculative investments.
3
         Key Considerations and Risks: The purchase of warrants involves the
         ----------------------------
risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration, if any. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.
4
         When-Issued Purchases, Delayed Delivery and Forward Commitments
5
         A Fund may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those where the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. When a Fund engages in these transactions, its Custodian will segregate liquid assets equal to the amount of the commitment.
6
         A Fund will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.
7
         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.
8
9
                                       29
0
1
         Risks and Other Considerations: Investment in securities on a
         ------------------------------
when-issued or delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund's shareholders will suffer adverse federal income tax consequences if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. The Fund will employ techniques designed to reduce such risks. If the Fund purchases a when-issued security, the Fund's Custodian will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent that liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.
2
         In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.
3
         Zero-Coupon, Pay-In-Kind and Step-Coupon Securities
4
         A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the worry about paying federal income tax on imputed interest, since the interest is tax-exempt for federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exists; they work on the same principle as zero-coupon bonds--the CD holder or mortgage holder receives face value at maturity, and no payments until then. See "Descriptions of Permissible Investments--Stripped Securities."
5
         Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.
6
         Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.
7
         In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.
8
         Key Considerations and Risks: Generally, the market prices of
         ----------------------------
zero-coupon, step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.
9
         Because zero-coupon securities bear no interest, they are the most volatile of all fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zeros fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that
0
1
                                       30
2
3
becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.
4
         Other Considerations
5
         Temporary Defensive Purposes
6
         Each Fund may hold cash or money market instruments. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions advisable or necessary in order to meet anticipated redemption requests, or for other reasons.
7
         When a Fund engages in such strategies, it may not achieve its investment objective.
8
         Portfolio Turnover
9
         The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." A Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.
0
          Because each Fund is a new portfolio and has no operating history, no Fund yet has a portfolio turnover rate.
1
                               MANAGEMENT OF NFST
                               ------------------
2
         The business and affairs of NFST are managed under the direction of the Board. The Board is generally responsible for the overall management and supervision of the business and affairs of NFST and its Funds, which includes formulating policies for the Funds, approving major service provider contracts (including investment advisory agreements) and authorizing NFST officers to carry out the actions of the Board. A majority of the Board Members are not affiliated with the Adviser or otherwise "interested persons" of NFST or the Adviser as defined in the 1940 Act; these Board Members are referred to as Independent Board Members. Although all Board Members are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of NFST, the Independent Board Members have particular responsibilities for assuring that the Funds are managed in the best interests of its shareholders, including being charged with certain specific legally mandated duties.
3
         The Board, including certain of its Committees described below, meet at least quarterly to review, among other things, the business and operations, investment performance and regulatory compliance of the Funds. At least annually, the Board reviews, among other things, the fees paid to: (i) the Adviser and any affiliates, for investment advisory and sub-advisory services and other administrative and shareholder services; and (ii) the Distributor for the distribution and sale of Fund shares.
4
         The Board Members and Principal Officers
5
         The Board Members and principal officers are listed below together with information on their positions with NFST, age, address, principal occupation during the past five years and other principal business affiliations. Those Board Members who are not Independent Board Members are indicated by an asterisk "*".
6

7
                                                           Principal Occupations
                                                           During Past 5 Years
                                      Position with        and Current
Name, Age and Address                 the NFST             Directorships
---------------------                 --------------       -------------
Edmund L. Benson, III                 Board Member         Director, President and Treasurer, Saunders & Benson, Inc.

8
9
                                       31
0
1

2
3
                                                             Principal Occupations
                                                             During Past 5 Years
                                      Position with          and Current
Name, Age and Address                 the NFST               Directorships
---------------------                 --------               -------------
4
Age:  64                                                     (insurance); Director, Insurance Managers Inc.
c/o Nations Funds                                            (insurance); Director, Insurance Managers, Inc.
One Bank of America Plaza                                    (insurance); Board Member, Nations Funds Family (7
Charlotte, NC  28255                                         registered investment companies); and Director,
                                                             Nations Fund Portfolios, Inc. through August 1999.
5
William P. Carmichael                 Board Member           Director, Pacific Horizon Funds, Inc. (investment
Age:  57                                                     company) through May 2000; Trustee, Time Horizon
c/o Nations Funds                                            Funds (investment company) through February 1999;
One Bank of America Plaza                                    Trustee, Pacific Innovations Trust (investment
Charlotte, NC  28255                                         company) from January 1997 to February 1999;
                                                             Director, The Hain Food Group, Inc. (specialty food
                                                             products distributor) through December 1998;
                                                             Director, Cobra Electronics Corporation (electronic
                                                             equipment manufacturer); Director, Opta Food
                                                             Ingredients, Inc. (food ingredients manufacturer);
                                                             Director, Golden Rule Insurance Company; and Board
                                                             Member, Nations Funds Family (5 registered investment
                                                             companies).
6
James Ermer                           Board Member           Executive Vice President, Corporate Development and
Age:  59                                                     Planning - Land America (title insurance) through
c/o Nations Funds                                            present; Senior Vice President, Finance - CSX
One Bank of America Plaza                                    Corporation (transportation and natural resources)
Charlotte, NC  28255                                         through December 1997; Director, National Mine
                                                             Service (mining supplies); Director, Lawyers Title
                                                             Corporation (title insurance); Board Member, Nations
                                                             Funds Family (7 registered investment companies); and
                                                             Director, Nations Fund Portfolios, Inc. through August 1999.
7
William H. Grigg                      Board Member           Chairman Emeritus since July 1997, Chairman and Chief
Age:  68                                                     Executive Officer through July 1997 - Duke Power Co.;
c/o Nations Funds                                            Director, The Shaw Group, Inc.; Director and Vice
One Bank of America Plaza                                    Chairman, Aegis Insurance Services, Ltd. (a mutual
Charlotte, NC  28255                                         insurance company in Bermuda); Board Member, Nations
                                                             Funds Family (11 registered investment companies);
                                                             and Director, Nations Fund Portfolios, Inc. through August 1999.
8
Thomas F. Keller                      Board Member           R.J. Reynolds Industries Professor of Business
Age:  69                                                     Administration, Fuqua School of Business, Duke
c/o Nations Funds                                            University; Dean, Fuqua School of Business Europe,
One Bank of America Plaza                                    Duke University; Director, Wendy's International,
Charlotte, NC  28255                                         Inc. (restaurant operating and franchising); Dean
                                                             Fuqua School of Business, Duke University, through
                                                             June 1995; Director, LADD Furniture, Inc. (furniture)
                                                             through February 2001;  Director, American Business
                                                             Products, Inc. (printing services) through March
                                                             2000; Director, Dimon, Inc. (tobacco); Director,
                                                             Biogen, Inc. (pharmaceutical biotechnology); Trustee,
                                                             The Mentor Funds, Mentor Institutional Trust and Cash
                                                             Reserve Trust through December 1999; Board Member,
                                                             Nations Funds Family (11 registered investment
                                                             companies); and Director, Nations Fund Portfolios,
                                                             Inc. through August 1999.
9
Carl E. Mundy, Jr.                    Board Member           Commandant, United States Marine Corps from July 1991
Age:  66                                                     to July 1995; President and CEO, USO through May
c/o Nations Funds                                            2000; Director,  Shering-Plough (pharmaceuticals and
One Bank of America Plaza                                    health care products); Director, General Dynamics
Charlotte, NC  28255                                         Corporation (defense systems); Member, Board of
                                                             Advisors to the Comptroller General of the United States;
                                                             Chairman, Board of Trustees, Marine Corps University Foundation;
                                                             Board Member, Nations Funds Family (7 registered investment companies);
                                                             and Director, Nations Fund Portfolios, Inc. through August 1999.
0
Dr. Cornelius J. Pings                Board Member           President, Association of American Universities
Age:  72                                                     through June 1998; Director, Farmers Group, Inc.
c/o Nations Funds                                            (insurance company); Director, Edelbrock,Inc. through
One Bank of America Plaza                                    May 2000; Board Member and Chairman, Pacific Horizon
Charlotte, NC  28255                                         Funds, Inc., Master Investment Trust, Series I
                                                             through 1999; Board Member and Chairman, Pacific
                                                             Innovations Trust through 2000;
                                                             Trustee, Time Horizon Funds through 1999; Board
                                                             Member, Nations Funds Family (7 registered investment
                                                             companies); and Director, Nations Fund Portfolios,
                                                             Inc. from May 1999 through August 1999.
1

2
                                       32
3
4

                                                             Principal Occupation
                                                             During Past 5 Years
                                      Postion with           and Current
Name, Age and Address                 the NFST               Directorships
---------------------                 --------               -------------
James B. Sommers*                     Board Member           Executive Vice President, NationsBank Corporation
Age:  62                                                     through May 1997; Chairman, Central Piedmont
c/o Nations Funds                                            Community College Foundation; Chairman, Board of
One Bank of America Plaza                                    Commissioners, Charlotte/ Mecklenberg Hospital
Charlotte, NC  28255                                         Authority; Trustee, Central Piedmont Community
                                                             College; Trustee, Mint Museum of Art;
                                                             Board Member, Nations Funds Family (7 registered
                                                             investment companies); and Director, Nations
                                                             Fund Portfolios, Inc. through August1999.
5
A. Max Walker*                        President and          Independent Financial Consultant; Chairman of the
Age:  79                              Chairman of the Board  Boards, Nations Funds Family (4 registered investment
c/o Nations Funds                                            companies); Chairman of the Boards and President,
One Bank of America Plaza                                    Nations Funds Family (7 registered investment
Charlotte, NC  28255                                         companies); and Chairman of the Board and President,
                                                             Nations Fund Portfolios, Inc. through August 1999.
6
Charles B. Walker                     Board Member           Director, Ethyl Corporation (chemical manufacturing);
Age:  62                                                     Vice Chairman and Chief Financial Officer, Albemarle
c/o Nations Funds                                            Corporation (chemical manufacturing); Board Member,
One Bank of America Plaza                                    Nations Funds Family (7 registered investment
Charlotte, NC  28255                                         companies); and Director, Nations Fund Portfolios,
                                                             Inc. through August 1999.
7
Thomas S. Word, Jr.*                  Board Member           Partner - McGuireWoods LLP (law firm); Director -
Age:  63                                                     Vaughan-Bassett Furniture Company, Inc. (furniture);
c/o Nations Funds                                            Board Member, Nations Funds Family (7 registered
One Bank of America Plaza                                    investment companies); and Director, Nations Fund
Charlotte, NC  28255                                         Portfolios, Inc. through August 1999.
8
Richard H. Blank, Jr.                 Secretary and          Senior Vice President since 1998, and Vice President
Age:  44                              Treasurer              from 1994 to 1998 -- Mutual Fund Services, Stephens
Stephens Inc.                                                Inc.; Secretary since September 1993 and Treasurer
111 Center Street                                            since November 1998 - Nations Funds Family (7
Little Rock, AR  72201                                       registered investment companies); and Secretary and
                                                             Treasurer, Nations Fund Portfolios, Inc. through August 1999.
9

0
         Board Committees
1
         The Board has an Audit Committee, Governance Committee and Investment Committee.
2
         The primary responsibilities of the Audit Committee is, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the independent auditors (including the audit fees charged by auditors); supervise investigations into matters relating to audit matters; review with the independent auditors the results of audits; and address any other matters regarding audits. The members of the Audit Committee are: Dr. Thomas Keller (Chair), Dr. Cornelius Pings and Charles B. Walker. The Audit Committee members are not "interested" persons (as defined in the 1940 Act).
3
         The primary responsibilities of the Governance Committee are, as set forth in its charter, to make recommendations to the Board on issues related to the Independent Board Members and the composition and operation of the Board, and communicate with management on those issues. The Governance Committee also evaluates and nominates Board Member candidates. The members of the Governance Committee are: William H. Grigg (Chair), Edmund L. Benson III, William P. Carmichael (advisory capacity only for NFT, NFI and NR) and Carl E. Mundy, Jr. The Governance Committee members are not "interested" persons (as defined in the 1940 Act).
4
         The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a 5
6
                                       33
7
8
meeting of the full Board. In carrying out these general responsibilities the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. The members of the Investment Committee are: James Ermer (Chair), James B. Sommers and Thomas S. Word, Jr.
9
         Board Compensation
0
         Board Members are compensated for their services to the Nations Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis. Effective February 1, 2001, the Board approved new compensation arrangements, as follows:
1

2
      Board Member                                Annual Retainer:  $65,000
                                                  Board Chairman:  Additional 25% of the combined total of
                                                  the base annual retainer and all meeting fees received as a
                                                  Board Member.
                                                  Terms:  Payable in quarterly installments.  Payable pro
                                                  rata for partial calendar year service.  Allocated across
                                                  multiple registrants.
                                                  Meeting Fees:  $5,000 per meeting for in-person meetings
                                                  (up to six meetings per calendar year) and $1,000 for
                                                  telephone meetings.  Allocated across multiple registrants convened at meetings.
3
      Audit Committee Member                      Chairman:  Additional 10% of the combined total of the base
         (for Audit Committee Members only)       annual retainer and all meeting fees received as a Board
                                                  Member or Audit Committee Member.
                                                  Committee Meeting Fees:  $1,000 per meeting if not held in connection with a regularly scheduled Board meeting.
                                                  Allocated across multiple registrants convened at meetings.
      Governance Committee Member                 Chairman:  Additional 10% of the combined total of the base
         (for Governance Committee Members only)  annual retainer and all meeting fees received as a Board
                                                  Member or Governance Committee Member.
                                                  Committee Meeting Fees:  $1,000 per meeting if not held in connection with a regularly scheduled Board meeting.
                                                  Allocated across multiple registrants convened at meetings.
4
      Investment Committee Member                 Chairman:  Additional 10% of the combined total of the base
         (for Investment Committee Members only)  annual retainer and all meeting fees received as a Board
                                                  Member or Investment Committee Member.
                                                  Committee Meeting Fees:  $1,000 per meeting if not held in connection with a regularly scheduled Board meeting.
                                                  Allocated across multiple registrants convened at meetings.
5
      Prior to February 1, 2001, the Board was compensated as follows:
6
      Board Member                                Annual Retainer:  $65,000
                                                  Board Chairman:  Additional 20% of the base annual
                                                  retainer.
                                                  Terms:  Payable in quarterly installments.  Payable pro
                                                  rata for partial calendar year service.  Allocated across
                                                  multiple registrants.
                                                  Meeting Fees:  $5,000 per meeting for in-person meetings
                                                  (up to six meetings per calendar year) and $1,000 for
                                                  telephone meetings.  Allocated across multiple registrants convened at meetings.
      Audit Committee Member                      Chairman:  Additional 10% of the base retainer as Board
                                                  Member.
                                                  Meeting Fees:  $1,000 per meeting if not held within one
                                                  calendar day before or after regularly scheduled Board
                                                  meetings.  Allocated across multiple registrants convened
                                                  at meetings.
7
8
9
      Nominating Committee Member                 Meeting Fees:  $1,000 per meeting if not held within one
                                                  calendar day before or after regularly scheduled Board
                                                  meetings.  Allocated across multiple registrants convened
                                                  at meetings.

0
1
                                       34
2
3
         The following Compensation Table provides the compensation paid by the Companies to the Board Members for the year ended March 31, 2001, based on the compensation structures in place during this period.
4
                               COMPENSATION TABLE
5

6
7
                                   Aggregate          Pension or
                                  Compensation        Retirement
                                      from         Benefits Accrued     Estimated Annual          Total Compensation
       Name of Person            NFI, NFT, NFST     as Part of Fund       Benefits Upon        from NFI, NFT, NFST, NR
        Position (1)                 and NR            Expenses          Retirement Plan       & Nations Funds Family (2)(3)
        ------------                 ------            --------          ---------------       ----------------------
8
Edmund L. Benson, III               73,446               7,500               45,000                     92,000
Board Member
William Carmichael                   8,298               1,800               11,000                     26,852
Board Member
9
James Ermer                         71,941               8,000               49,000                     90,225
Board Member
William H. Grigg                    75,126               8,000               49,000                    111,125
Board Member
Thomas F. Keller                    75,010               8,000               49,000                    112,000
Board Member
Carl E. Mundy, Jr.                  73,446               7,500               45,000                     92,000
Board Member
Dr. Cornelius Pings                 73,446               7,500               45,000                     92,000
Board Member
0
James P. Sommers                    74,237               7,500               45,000                     93,000
Board Member
1
A. Max Walker                       85,413               9,200               56,000                    128,063
Chairman of the Board
Charles B. Walker                   69,396               7,500               45,000                     87,000
Board Member
Thomas S. Word                      74,237               7,500               45,000                     93,000
Board Member

2
         (1)All Board Members receive reasonable reimbursements for expenses related to their attendance at meetings of the Boards. Except to the extent that
A. Max Walker, as Chairman of the Board of each Company, can be deemed to be an officer of such Company, no officers of the Companies receive direct remuneration from the Companies for serving in such capacities.
3
         (2) Messrs. Grigg, Keller and A.M. Walker receive compensation from eleven investment companies that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Item 22 of Rule 14a-101 under the 1934 Act. Messrs. Benson, Ermer, C. Walker, Sommers, Mundy and Word receive compensation from seven investment companies deemed to be part of the Nations Funds complex. Mr. Carmichael receives compensation from four investment companies deemed to be part of the Nations Funds complex.
4
         (3) Total compensation amounts include deferred compensation payable to or accrued for the following Board Members: Edmund L. Benson, III $44,302; James Ermer $86,898; William H. Grigg $90,649; Thomas F. Keller $91,343; and Thomas S. Word $89,567.
5
         Nations Funds Retirement Plan
6
         Under the terms of the Nations Funds Family Retirement Plan for Eligible Board Members (the "Retirement Plan"), each Board Member may be entitled to certain benefits upon retirement from the Boards. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible Board Member has attained age 65 and has completed at least five years of continuous service with one or more of the Companies. If a Board Member retires before reaching age 65, no benefits are payable. Each eligible Board Member is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate Board Member's fees payable by the Funds during the calendar year in which the Board Member's retirement occurs multiplied by the number of years of service (not in excess of ten years
7
8
                                       35
9
0
of service) completed with respect to any of the Funds. Such benefit is payable to each eligible Board Member in quarterly installments for a period of no more than five years. If an eligible Board Member dies after attaining age 65, the Board Member's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the Board Member if he had not died. The Retirement Plan is unfunded. The benefits owed to each Board Member are unsecured and subject to the general creditors of the Funds.
1
         Nations Funds Deferred Compensation Plan
2
         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Board Members (the "Deferred Compensation Plan"), each Board Member may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Board Member for that calendar year. An application was submitted to and approved by the SEC to permit deferring Board Members to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Board Members' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring Board Members' retirement benefits commence under the Retirement Plan. The Boards, in their sole discretion, may accelerate or extend such payments after a Board Member's termination of service. If a deferring Board Member dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Board Member's death. If a deferring Board Member dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Board Member. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Board Members have the status of unsecured creditors of the Companies from which they are deferring compensation.
3
         Codes of Ethics
4
         NFST, each Adviser and Stephens have adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with recently amended Rule 17j-1 under the 1940 Act, which among other things provides that the Board must review each Code of Ethics at least annually.
5
         The Codes of Ethics, among other things, prohibit each access person of NFST from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of NFST, (ii) any employee of NFST (or any company in a control relationship with NFST) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by NFST, and (iii) any natural person in a control relationship with NFST who obtains information concerning recommendations made to NFST regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to NFST any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, NFST's Codes of Ethics generally require that NFST's access persons, other than its Independent Board Members, submit reports to NFST's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for NFST, Advisers and Stephens are on public file with, and are available from, the SEC. 6
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------
7
         Because the Funds are new series there are no shareholders who own of record or are known by NFST to own beneficially 5% or more of any class of a Fund's outstanding shares.
8
9
                                       36
0
1
         As of December 26, 2001, the Board Members and officers of NFST as a group owned less than 1% of each class of shares of each Fund.
2
                     INVESTMENT ADVISORY AND OTHER SERVICES
                     --------------------------------------
3
         Investment Adviser and Sub-Advisers
4
         BA Advisors and BACAP
5
         BA Advisors is the primary investment adviser to the Funds, except the Feeder Funds which have no investment adviser. BA Advisors is also the investment adviser to the Master Portfolios. BACAP is the investment sub-adviser to all other Funds (except the Feeder Funds).
6
         BA Advisors also serves as the investment adviser to the portfolios of Nations Separate Account Trust, a registered investment company that is part of the Nations Funds Family and also to the following other portfolios of Nations Funds Trust that are not are part of this SAI: Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund, Nations Asset Allocation Fund, Nations Government Securities Fund, Nations High Yield Bond Fund, Nations Kansas Municipal Income Fund, Nations MidCap Index Fund, Nations Marsico 21st Century Fund, Nations Marsico International Opportunities Fund, Nations Global Value Fund, Nations Classic Value Fund, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Growth Portfolio, Nations LifeGoal Income and Growth Portfolio and Nations Financial Services Fund. In addition, BA Advisors serves as the investment adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the NYSE. BACAP also serves as the investment sub-adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., and Nations Balanced Target Maturity Fund, Inc.
7
         BA Advisors and BACAP are each wholly owned subsidiaries of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The respective principal offices of BA Advisors and BACAP are located at One Bank of America Plaza, Charlotte, N.C. 28255.
8
         Since 1874, Bank of America and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, Bank of America affiliates collectively manage in excess of $289 billion, including the more than $115 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. Bank of America is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. Bank of America and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.
9
         Sub-Advisers Unaffiliated with BA Advisors
0
         Brandes is the investment sub-adviser to the International Value Master Portfolio. Brandes Investment Partners, Inc. owns a controlling interest in Brandes and serves as its General Partner. Charles Brandes is the controlling shareholder of Brandes Investment Partners, Inc. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130.
1
         Gartmore is the investment sub-adviser to the Emerging Markets Fund and co-investment sub-adviser to International Equity Master Portfolio. Gartmore is registered as an investment adviser under the Investment Advisers Act of 1940, with principal offices at Gartmore House, 8 Fenchurch Place, London EC3M 4PH England. Gartmore's former indirect parent was Bank of America Corporation. As of May 31, 2000, Gartmore's indirect parent became Nationwide, which is an Ohio mutual insurance company with its principal executive offices located at One Nationwide Plaza, Columbus, Ohio 43215.
2
         INVESCO, with principal offices located at 1360 Peachtree Street, N.E., Atlanta, Georgia 30309, was founded in 1997 as a division of INVESCO Global a publicly traded investment management firm located in London, England, and a wholly owned subsidiary of AMVESCAP PLC, a publicly traded UK financial holding 3
4
                                       37
5
6
company also located in London, England that, through its subsidiaries, engages in international investment management. INVESCO's International Equity Portfolio Management Team is responsible for the day-to-day investment decisions for INVESCO's managed portion of the assets of the International Equity Master Portfolio.
7
         Putnam Investment Management, LLC, with principal offices located at One Post Office Square, Boston, Massachusetts 02109, is a wholly owned subsidiary of Putnam Investments, LLC, an investment management firm founded in 1937 which, except for shares held by employees is owned by Marsh & McLennan Companies, a publicly traded professional services firm that engages, through its subsidiaries in the business of insurance brokerage, investment management and consulting. Putnam's Core International Equity Group is responsible for the day-to-day investment decisions for Putnam's managed portion of the assets of the International Equity Master Portfolio.
8
         The Funds, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of any Adviser, including the individual portfolio manager(s) of any Fund, or if a Fund is managed by team or committee, such Fund may advertise the names, experience and/or qualifications of any such team or committee member.
9
         Investment Advisory and Sub-Advisory Agreements
0
         Pursuant to the terms of the Investment Advisory Agreement, BA Advisors, as investment adviser to the Funds, is responsible for the overall management and supervision of the investment management of each Fund (except the Feeder Funds). Pursuant to the terms of the Investment Sub-Advisory Agreement, BACAP, Gartmore, Chicago Equity, Brandes, MacKay Shields, INVESCO, Putnam and/or Marsico Capital select and manage the respective investments of the Funds (except the Feeder Funds). Each Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund. The Investment Advisory Agreements and Investment Sub-Advisory Agreements are sometimes referred to as the "Advisory Agreements."
1
         The Advisory Agreements generally provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of an Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to NFST or to any shareholder for any act or omission in the course of rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.
2
         Each Advisory Agreement became effective with respect to a Fund after approved by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Board Members. Each respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by NFST (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BA Advisors on 60 days' written notice.
3
         The Funds pay BA Advisors an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors, in turn, from these fees it receives, pays investment sub-advisers for the services they provide to each Fund based on the percentage of the average daily net assets of each Fund, as set forth in the Investment Sub-Advisory Agreement.
4
         BA Advisors also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide. The investment advisory agreements and the investment sub-advisory agreements for the Master Portfolios are generally similar to the Advisory Agreements.
5
         Expense Limitations
6
         BA Advisors has committed to: (i) waive investment advisory fees and/or co-administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.
7
         CONTRACTUAL ADVISORY/CO-ADMINISTRATION FEE WAIVERS
8
PERIOD FROM AUGUST 1, 2001, TO JULY 31, 2002
9
Funds                          Advisory         Co-Administration
-----
0
                                       38
1
2
                                          Waivers            Waivers
                                          -------            -------
Short-Term Income Fund                      0.10%               n/a
Strategic Income Fund                       0.10%               n/a
3
(1) Contractual advisory fees are based on asset breakpoints, causing the advisory fee waiver to fluctuate to maintain a 0.40% net advisory rate. The advisory fee waiver presented reflects the maximum advisory fee waiver.
4
EXPENSE COMMITMENTS ESTABLISHED AT OVERALL FUND LEVEL
PERIOD FROM AUGUST 1, 2001, TO JULY 31, 2002
5
Funds                                          Fund Level Expense Commitment *
-----                                          -----------------------------
6
Intermediate Municipal Fund                          0.50%
Municipal Income Fund                                0.60%
Short Term Municipal Fund                            0.40%
Florida Intermediate Bond Fund                       0.50%
Georgia Intermediate Bond Fund                       0.50%
Maryland Intermediate Bond Fund                      0.50%
North Carolina Intermediate Bond Fund                0.50%
South Carolina Intermediate Bond Fund                0.50%
Tennessee Intermediate Bond Fund                     0.50%
Texas Intermediate Bond Fund                         0.50%
Virginia Intermediate Bond Fund                      0.50%
California Bond Fund                                 0.60%
Intermediate Bond Fund                               0.81%
LargeCap Index Fund                                  0.35%
Managed Index Fund                                   0.50%
SmallCap Index Fund                                  0.40%
7
8
EXPENSE COMMITMENTS ESTABLISHED AT OVERALL FUND LEVEL
PERIOD FROM AUGUST 1, 2001, TO JULY 31, 2002
9
Funds                                Fund Level Expense Cap *
-----                                ----------------------
0
California Reserves                         0.20%
Cash Reserves Fund                          0.20%
Government Reserves                         0.20%
Money Market Reserves                       0.20%
Municipal Reserves                          0.20%
Treasury Reserves                           0.20%
1
         Advisory Fee Rates
2
         The maximum advisory fee rate payable by a Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds' prospectuses.
3
         Advisory Fees Paid
4
         Because the Funds are new series with no prior operating history and nominal assets and liabilities, the Funds have not yet paid any advisory fees. Accordingly, no such fees are shown.
5
         Sub-Advisory Fee Rates
6
         The maximum advisory fee rate payable by a Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds' prospectuses. BA Advisors, from the fees that it receives pays the Funds' investment sub-advisers. The rates at which the various investment sub-advisers are paid are reflected in the related Investment Sub-Advisory Agreement (or the investment sub-advisory agreement with the Master Portfolios), which have been filed with the SEC on the Form N-1A registration statement for NFST (or NMIT, if a Master Portfolio). An investor may view these filings by going to the SEC's website (www.sec.gov).
7
8
                                       39
9
0
         Sub-Advisory Fees Paid
1
         Because the Funds are new series with no prior operating history and nominal assets and liabilities, the Funds have not yet paid any sub-advisory fees. Accordingly, no such fees are shown.
2
         Co-Administrators and Sub-Administrator
3
         Co-Administrators
4
         Stephens and BA Advisors serve as Co-Administrators of NFST. The Co-Administrators serve under Co-Administration Agreements which provide that the Co-Administrators may receive, as compensation for their services, fees, computed daily and paid monthly, at the annual rate of: 0.10% of the Money Market Funds; 0.22% of the Government & Corporate Bond Funds, Municipal Bond Funds and International/Global Stock Funds; and 0.23% of the Domestic Stock Funds. Each percentage amount is of the average daily net assets of a Fund. BA Advisors also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.
5
         Pursuant to its Co-Administration Agreement, Stephens has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to NFST, (iii) furnish corporate secretarial services to NFST, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to NFST with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to NFST by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of NFST's operations. Stephens bears all expenses incurred in connection with the performance of its services.
6
         Also, pursuant to its Co-Administration Agreement, BA Advisors has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for NFST's reports to shareholders and the SEC,
(iv) prepare and file NFST's federal and state tax returns, (v) perform monthly compliance testing for NFST, and (vi) prepare and furnish NFST monthly broker security transaction summaries and transaction listings and performance information. BA Advisors bears all expenses incurred in connection with the performance of its services.
7
         The Co-Administration Agreement may be terminated by a vote of a majority of the Board, by Stephens or by BA Advisors, respectively, on 60 days' written notice without penalty. The Co-Administration Agreements are not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreements provide that Stephens and BA Advisors shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either Stephens or BA Advisors.
8
         Sub-Administrator
9
         BNY serves as Sub-Administrator for the Funds pursuant to Sub-Administration Agreements. Pursuant to their terms, BNY assists Stephens and BA Advisors in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, BNY is entitled to receive a monthly fee from Stephens and BA Advisors based on an annual rate of the Funds' average daily net assets, as shown below.
0
Money Market Funds
------------------
1
             Breakpoints                       Rate
2
--------------------------------------- -------------------
 less than or equal to $2 billion            0.0100%
 greater than $2 billion to $3 billion       0.0075%
 In excess of $3 billion                     0.0025%
3
Municipal Funds
---------------
4
              Breakpoints                       Rate
5
---------------------------------------- -------------------
 less than or equal to $500 million          0.0450%
 greater than $500 million to $1 billion     0.0350%
 greater than $1 billion to $1.25 billion    0.0225%
 greater than $1.25 billion to $1.5 billion  0.0100%
 In excess of $1.5 billion                   0.0050%
6
                                       40
7
8
Government & Corporate Bond Funds
---------------------------------
9
              Breakpoints                       Rate
0
---------------------------------------- -------------------
 less than or equal to $500 million           0.0450%
 greater than $500 million to $1 billion      0.0350%
 greater than $1 billion to $1.25 billion     0.0225%
 greater than $1.25 billion to $1.5 billion   0.0100%
 In excess of $1.5 billion                    0.0050%
1
2
Domestic Stock Funds
--------------------
3
              Breakpoints                       Rate
4
---------------------------------------- -------------------
 less than or equal to $500 million           0.0550%
 greater than $500 million to $1 billion      0.0450%
 greater than $1 billion to $1.5 billion      0.0250%
 $1.5 billion to $2 billion                   0.0150%
 In excess of $2 billion                      0.0050%
5
6
International/Global Stock Funds
--------------------------------
7
              Breakpoints                       Rate
8
---------------------------------------- -------------------
 less than or equal to $500 million           0.0600%
 greater than $500 million to $1 billion      0.0500%
 greater than $1 billion to $1.25 billion     0.0400%
 greater than $1.25 billion to $1.5 billion   0.0300%
 In excess of $1.5 billion                    0.0050%
9
0
         Co-Administration and Sub-Administration Fees Paid
1
         Because the Funds are new series with no prior operating history and nominal assets and liabilities, the Funds have not yet paid any co-administration or sub-administration fees. Accordingly, no such fees are shown.
2
         12b-1 Plans
3
         NFST has adopted a Rule 12b-1, or distribution plan, for the Investor A, Investor B, Investor C, Daily Shares, Investor Shares, Liquidity Shares, Market Shares and Service Shares of the Funds that offer those classes. See "Capital Stock--Description of Shares" for information about which Funds offer which classes of shares.
4
         With respect to a Fund's Investor A Shares, NFST has adopted a combined distribution and shareholder servicing plan. The Investor A Distribution and Shareholder Servicing Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.10% (on an annualized basis) of the average daily net asset value of the Investor A Shares of the Money Market Funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.
5
         With respect to a Fund's Investor B Shares, NFST has adopted a distribution plan. The Investor B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.10% (on an annualized basis) of the average daily net asset value of the Investor B Shares of the Money Market Funds and up to 0.75% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds. Stephens has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Investor B Shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Investor B Distribution Plan to the third party lender, as reimbursement and consideration for these payments.
6
     With respect to a Fund's Investor C Shares, NFST has adopted a distribution plan. The Investor C
7
8
9
0
                                       41
1
2
Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.10% (on an annualized basis) of the average daily net asset value of the Investor C Shares of the Money Market Funds and up to 0.75% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.
3
         With respect to a Fund's Daily Shares, NFST has adopted a distribution plan. The Daily Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.45% (on an annualized basis) of the average daily net asset value of the Daily Shares of the Funds (except the NR Money Market Funds) and up to 0.35% (on an annualized basis) of the average daily net asset value of the NR Money Market Funds.
4
         With respect to a Fund's Liquidity Shares, NFST has adopted a distribution plan. The Liquidity Distribution Plan provides that a Fund may pay the Distributor up to 0.30% (on an annualized basis) of the average daily net asset value of the Liquidity Shares of the Funds and up to 0.35% (on an annualized basis) of Treasury Reserves, that the Distributor may use to compensate certain financial institutions which provide administrative and/or distribution services.
5
         With respect to a Fund's Market Shares, NFST has adopted a distribution plan. The Market Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.20% (on an annualized basis) of the average daily net asset value of the Daily Shares of the Funds.
6
         With respect to a Fund's Service Class Shares, NFST has adopted a distribution plan. The Service Class Distribution Plan provides that a Fund may pay the Distributor up to 0.75% (on an annualized basis) of the average daily net asset value of the Service Class Shares of the Funds, that the Distributor may use to compensate Selling Agents.
7
         Payments under the Investor A Distribution Plan, Investor B Distribution Plan, Investor C Distribution Plan, Daily Class Distribution Plan, Market Class Distribution Plan and Investor Class Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.
8
         Payments under the Liquidity Distribution Plan may be made with respect to the following: (i) the incremental printing costs incurred in producing for and distributing to persons other than current shareholders, the reports, prospectuses, notices and similar materials that are prepared for current shareholders; (ii) the cost of complying with state and federal laws pertaining to the distribution of the shares; (iii) advertising; (iv) the costs of preparing, printing and distributing any literature used in connection with the offering of the shares; (v) expenses incurred in connection with the promotion and sale of the shares including, travel and communication expenses and expenses for the compensation of and benefits for sales personnel; and (vi) any other expenses reasonably incurred in connection with the distribution and marketing of the shares.
9
         Payments under the Market Class Distribution Plan may be made with respect to the following: (i) to compensate Selling Agents for providing distribution assistance relating to that shares; (ii) for promotional activities intended to result in the sale of the shares such as by paying for the preparation, printing and distribution of prospectuses for other than current shareholders; and (iii) to compensate Selling Agents for providing distribution services with regard to their customers who are, from time to time, beneficial, and record owners of shares.
0
         All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Board Members, including a majority of the Independent Board Members, or by vote of a majority of the
1
2
                                       42
3
4
holders of the outstanding voting securities of the appropriate share class. Any change in a 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.
5
         Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous year to be carried over to the current year from August 1, 2001 to July 31, 2002.
6
         The Funds participate in joint distribution activities with other Funds in the Nations Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Nations Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.
7
         Expenses
8
         The Distributor and Co-Administrators furnish, without additional cost to NFST, the services of the Treasurer and Secretary and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of NFST's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of NFST's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans relating to the Investor A, Investor B or Investor C Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by NFST.
9
         NFST pays or causes to be paid all other expenses of NFST, including, without limitation: the fees of the Adviser, the Distributor, Co-Administrators and Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by NFST for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by NFST; brokerage commissions chargeable to NFST in connection with Fund securities transactions to which NFST is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by NFST to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of NFST and its Funds' shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of NFST (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to NFST's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of NFST's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to NFST; membership dues of industry associations; interest payable on NFST borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of NFST which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of NFST's operation unless otherwise explicitly assumed by the Adviser), the Co-Administrators or Sub-Administrator.
0
         Expenses of NFST which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund of NFST based upon the relative net assets of each class or Fund. Expenses of NFST which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses of NFST which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.
1
2
                                       43
3
4
         Other Service Providers
5
         Transfer Agents and Custodians
6
         PFPC Inc. is located at 400 Bellevue Parkway, Wilmington, Delaware 19809, and acts as Transfer Agent for each Fund's shares. Under the Transfer Agency Agreements, the Transfer Agent maintains shareholder account records for NFST, handles certain communications between shareholders and NFST, and distributes dividends and distributions payable by NFST to shareholders, and produces statements with respect to account activity for NFST and its shareholders for these services. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for NFST during the month and is reimbursed for out-of-pocket expenses.
7
         Bank of America serves as Sub-Transfer Agent for each Fund's Primary A, Primary B Shares, Trust Class Shares and Capital Class Shares.
8
         BNY 100 Church Street, New York, N.Y. 10286 serves as Custodian for the Funds' assets. As Custodian, BNY maintains the Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.
9
         With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, BNY serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although BNY agrees to make certain findings with respect to such depositories and to monitor such depositories. The Board has delegated the responsibility for selecting foreign compulsory depositories to BA Advisors.
0
         Independent Accountants
1
         The Board has selected PwC, 1177 Avenue of the Americas, New York, New York 10036, as the independent accountant to audit NFST books and review their tax returns for the fiscal year ended March 31, 2002.
2
         Counsel
3
         Morrison & Foerster LLP serves as legal counsel to the Companies. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.
4
5
                    BROKERAGE ALLOCATION AND OTHER PRACTICES
                    ----------------------------------------
6
         General Brokerage Policy, Brokerage Transactions and Broker Selection
7
         Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) as well who make the day to day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.
8
         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
9
0
                                       44
1
2
         In placing orders for portfolio securities of a Fund, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.
3
         The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser . Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Companies by improving the quality of the Adviser's investment advice. The advisory fees paid by the Companies are not reduced because the Adviser receives such services.
4
         Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.
5
         Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in the light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers,
6
7
                                       45
8
9
and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.
0
         In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.
1
         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.
2
         The Companies will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the Distributor, the Adviser, the Administrator, the Co-Administrator or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Companies will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the appropriate Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.
3
         Certain affiliates of Bank of America Corporation, such as its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Funds may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Companies have adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intend to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.
4
         Particularly given the breadth of the Adviser's investment management activities, investment decisions for each Fund are not always made independently from those for NFST's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.
5
6
                                       46
7
8
         Aggregate Brokerage Commissions
9
         Because the Funds are new series with no prior operating history and nominal assets and liabilities, the Funds have not yet paid any brokerage commissions. Accordingly, no such commission amounts are shown.
0
         Brokerage Commissions Paid to Affiliates
1
         In certain instances the Funds pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.
2
         Because the Funds are new series with no prior operating history and nominal assets and liabilities, the Funds have not yet paid any brokerage commissions. Accordingly, no such commission amounts are shown.
3
         Directed Brokerage
4
         A Fund or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund's brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Adviser. During the fiscal year ended March 31, 2001, the Funds directed brokerage transactions in this manner as follows:
5
         Securities of Regular Broker/Dealers
6
         In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Nations Funds Family.
7
         Because the Funds are new series with no prior operating history and nominal assets and liabilities, the Funds do not yet hold securities. Accordingly, no securities held of regular broker/dealers are shown.
8
         Monies Paid to Broker/Dealers from the Adviser's or Distributor's
         Profit
9
         In addition to payments received from the Funds, Selling or Servicing Agents may receive significant payments from the Adviser or Distributor, or their affiliates, in connection with the sale of Fund shares.
0
         This information is provided in order to satisfy certain requirements of Rule 10b-10 under the 1934 Act, which provides that broker/dealers must provide information to customers regarding any remuneration that a broker receives in connection with a sales transaction.
1
                                  CAPITAL STOCK
                                  -------------
2
         Description of Shares
3
         The Board has authorized the issuance of the classes of shares of the Funds indicated below and may, in the future, authorize the creation of additional investment portfolios or classes of shares.

Nations Georgia Intermediate Municipal Bond Fund             Nations Short-Intermediate Government Fund
       Primary A Shares                                             Primary A Shares
       Investor A Shares                                            Primary B Shares
       Investor B Shares                                            Investor A Shares
       Investor C Shares                                            Investor B Shares
                                                                    Investor C Shares
4
Nations Maryland Intermediate Municipal Bond Fund            Nations Municipal Income Fund
       Primary A Shares                                             Primary A Shares
       Investor A Shares                                            Investor A Shares
       Investor B Shares                                            Investor B Shares
       Investor C Shares                                            Investor C Shares
5
Nations North Carolina Intermediate Municipal Bond Fund      Nations Short-Term Municipal Income Fund
       Primary A Shares                                             Primary A Shares

                                       47
6

       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
7
Nations South Carolina Intermediate Municipal Bond Fund         Nations Intermediate Municipal Bond Fund
       Primary A Shares                                                Primary A Shares
       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
8
Nations Tennessee Intermediate Municipal Bond Fund              Nations Short-Term Income Fund
       Primary A Shares                                                Primary A Shares
       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
9
Nations Texas Intermediate Municipal Bond Fund                  Nations Strategic Income Fund
       Primary A Shares                                                Primary A Shares
       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
0
Nations Virginia Intermediate Municipal Bond Fund               Nations Bond Fund
       Primary A Shares                                                Primary A Shares
       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
1
Nations Capital Growth Fund                                     Nations Florida Intermediate Municipal Bond Fund
       Primary A Shares                                                Primary A Shares
       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
2
Nations Strategic Growth Fund                                   Nations Florida Municipal Bond Fund
       Primary A Shares                                                Primary A Shares
       Investor A Shares                                               Investor A Shares
       Investor B Shares                                               Investor B Shares
       Investor C Shares                                               Investor C Shares
3
Nations Government Reserves (NFST)                              Nations Small Company Fund
       Capital Class Shares                                            Primary A Shares
       Liquidity Class Shares                                          Investor A Shares
       Adviser Class Shares                                            Investor B Shares
       Investor A                                                      Investor C Shares
       Market Class Shares
       Daily Class Shares
       Service Class Shares
       Investor Class Shares
       Trust Class Shares
       Institutional Class Shares
       Investor B Shares
       Investor C Shares
4
Nations Cash Reserves (NFST)                                    Nations Municipal Reserves
       Capital Class Shares                                            Capital Class Shares
       Liquidity Class Shares                                          Liquidity Class Shares
       Adviser Class Shares                                            Adviser Class Shares
       Investor A Shares                                               Market Class Shares
       Market Class Shares                                             Daily Class Shares
       Daily Class Shares                                              Service Class Shares
       Service Class Shares                                            Investor Class Shares
       Investor Class Shares                                           Trust Class Shares
       Trust Class Shares                                              Institutional Class Shares
5

6
7
                                       48
8

       Institutional Class Shares                  Investor B Shares
       Investor B Shares                           Investor C Shares
       Investor C Shares
       Marsico Shares
9
Nations Treasury Reserves                   Nations Money Market Reserves
       Capital Class Shares                        Capital Class Shares
       Liquidity Class Shares                      Liquidity Class Shares
       Adviser Class Shares                        Adviser Class Shares
       Investor A Class                            Market Class Shares
       Market Class Shares                         Daily Class Shares
       Daily Class Shares                          Service Class Shares
       Service Class Shares                        Investor Class Shares
       Investor Class Shares                       Trust Class Shares
       Trust Class Shares                          Institutional Class Shares
       Institutional Class Shares                  Investor B Shares
       Investor B Shares                           Investor C Shares
       Investor C Shares
0
Nations Convertible Securities Fund         Nations California Tax-Exempt Reserves
       Primary A Shares                            Capital Class Shares
       Investor A Shares                           Liquidity Class Shares
       Investor B Shares                           Adviser Class Shares
       Investor C Shares                           Market Class Shares
                                                   Daily Class Shares
                                                   Service Class Shares
                                                   Investor Class Shares
                                                   Trust Class Shares
                                                   Institutional Class Shares
                                                   Investor B Shares
                                                   Investor C Shares
1
Nations Tax Exempt Reserves                 Nations California Municipal Bond Fund
       Capital Class Shares                        Primary A Shares
       Liquidity Class Shares                      Investor A Shares
       Adviser Class Shares                        Investor B Shares
       Market Class Shares                         Investor C Shares
       Daily Class Shares
       Service Class Shares
       Investor Class Shares
       Trust Class Shares
       Institutional Class Shares
       Investor B Shares
       Investor C Shares
2
Nations Value Fund                          Nations Emerging Markets Fund
       Primary A Shares                            Primary A Shares
       Investor A Shares                           Investor A Shares
       Investor B Shares                           Investor B Shares
       Investor C Shares                           Investor C Shares
3
Nations MidCap Growth Fund                  Nations International Value Fund
       Primary A Shares                            Primary A Shares
       Investor A Shares                           Investor A Shares
       Investor B Shares                           Investor B Shares
       Investor C Shares                           Investor C Shares
4
Nations LargeCap Index Fund                 Nations International Equity Fund
       Primary A Shares                            Primary A Shares
       Investor A Shares                           Investor A Shares
                                                   Investor B Shares
                                                   Investor C Shares
5
Nations Managed Index Fund                  Nations Intermediate Bond Fund

6
7
                                       49
8

9
       Primary A Shares                          Primary A Shares
       Primary B Shares                          Investor A Shares
       Investor A Shares                         Investor B Shares
0
                                                 Investor C Shares
1
Nations SmallCap Index Fund
       Primary A Shares
       Investor A Shares

         NFST's Funds
2
         NFST's Amended and Restated Declaration of Trust permit it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
3
         In the event of the liquidation or dissolution of NFST or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine. Shareholders have no preemptive or other right to receive, purchase or subscribe for any additional shares of a Fund. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another, as outlined, and subject to certain conditions set forth, in the Funds' prospectuses. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by NFST.
4
         Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware business trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of NFST. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Board Members;
(ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.
5
         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of NFST have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund's fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. NFST is not required to hold, and has no present intention of holding, annual meetings of shareholders.
6
         Each Fund's dividend, distribution and redemption policies can be found in its prospectus under the headings "About Your Investment--Information for investors--Buying, selling and exchanging shares" and "About Your Investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.
7
8
                                       50
9
0
                   PURCHASE, REDEMPTION AND PRICING OF SHARES
1
         Purchase, Redemption and Exchange
2
         An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds' prospectuses. The following information supplements that which can be found in the Funds' prospectuses.
3
         Sales Charge Waivers
4
         In addition to the categories of investors who do not have to pay a sales charge, which can be found in the Funds' prospectuses (offering Investor A, Investor B and/or Investor C Shares) under the heading "When you might not have to pay a sales charge," the following category of investors does not have to pay either a front-end sales charge or contingent deferred sales charge on any purchase of Investor A, Investor B or Investor C Shares:
5
     . certain pension, profit sharing or other employee benefit plans offered to non-U.S. investors.
6
         Purchases and Redemptions
7
         The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds' behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or if applicable a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.
8
         NFST may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. NFST also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of NFST's responsibilities under the 1940 Act.
9
         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).
0
         NFST has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.
1
         Offering Price
2
         Money Market Funds
3
         The Money Market Funds use the amortized cost method of valuation to value their shares in such Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by procedures adopted by the Board. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.
4
         The net asset value per share of the Money Market Funds will be determined (unless the Funds close earlier) as of the following time on each day that the Federal Reserve Bank of New York and the NYSE are open:
5
     . California Reserves--as of 10:30 a.m., Eastern time.
6
7
8
9
0
1
2
3
                                       51
4
5
     . Municipal Reserves, Government Money Market Fund and Tax Exempt
       Fund--12:00 Noon, Eastern time.
6
     . Government Reserves--as of 2:30 p.m., Eastern time.
7
     . Prime Fund and Treasury Fund--as of 3:00 p.m., Eastern time.
8
     . Cash Reserves, Money Market Reserves and Treasury Reserves--as of 5:00
       p.m., Eastern time.
9
         Each of the Money Market Funds invests only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board has established procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board at such intervals as it deems appropriate to determine the extent, if any, to which the net asset value per share of each Money Market Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, a Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.
0
         Non-Money Market Funds
         ----------------------
1
         The share price of the Non-Money Market Funds is based on a Fund's net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m.) on each day a Fund is open for business, unless a Board determines otherwise.
2
         The value of a Fund's portfolio securities for which a market quotation is available is determined in accordance with the Companies' valuation procedures. In general terms, the valuation procedures provide that: (i) exchange traded securities are valued at the last reported sales price on their primary exchange or the Nasdaq System, as reported by a reputable independent pricing service approved by the Adviser; (ii) non-exchange traded securities are valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers; (iii) debt securities are valued at prices obtained from a reputable independent pricing service approved by the Adviser. The service may value the debt securities relying not only on quoted prices, but also upon a consideration of additional factors such as yield, type of issue, coupon rate, and maturity; (iv) money market instruments are valued at amortized cost; (v) repurchase agreements are valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation; (vi) financial futures are valued at the latest reported sales price, forward foreign currency contracts are valued using market quotations from a widely used quotation system at the current cost of covering or off-setting the contract, exchange traded options are valued at the latest reported sales price and over-the-counter options will be valued using broker-dealer market quotations; and (vii) shares of open-end investment companies are valued at the latest net asset valued reported by the company.
3
         Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the Board of the Adviser's valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information. 4
5
                                       52
6
7
         With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.
8
         The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliates where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.
9
                          INFORMATION CONCERNING TAXES
0
         The following information supplements and should be read in conjunction with the Funds' prospectuses, which generally describe the federal income tax treatment of the Funds and their shareholders. Unless otherwise indicated, the use of the term "Fund" in this section generally shall be understood to include the Master Portfolio that any Feeder Fund may invest its assets.
1
         General
2
         NFST intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to NFST as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.
3
         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.
4
         In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.
5
         Equalization Accounting
6
         A Fund may use the so-called "equalization accounting method" to allocate a portion of its "earnings and profits," as determined for federal income tax purposes (generally, a Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method
7
8
                                       53
9
0
will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to
IRS scrutiny.
1
         Excise Tax
2
         A 4% nondeductible excise tax will be imposed on each Fund, other than to the extent of its tax-exempt interest income, to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.
3
         Investment through Master Portfolios
4
         The Master Portfolios corresponding to each of the Feeder Funds each will be treated as a partnership (or, in the event that a Feeder Fund is the sole investor in a Master Portfolio, as disregarded from the Feeder Fund) for federal income tax. The Master Portfolios will not be treated as regulated investment companies or otherwise taxable as a corporation under the Code. Under the rules applicable to partnerships (and disregarded entities), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will "pass-through" to its investors, regardless of whether the Master Portfolio distributes any amounts to its investors. Each investor in a Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the particular Master Portfolio) of the Master Portfolio's income and gains in determining its federal income tax liability. The Master Portfolios will be managed in such a manner such that an investor in a Master Portfolio can continue to qualify as a regulated investment company by investing substantially all of its assets through the Master Portfolio.
5
         Taxation of Fund Investments
6
         Except as otherwise noted, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.
7
         In general, if a Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.
8
         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.
9
         Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.
0
         Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates.
1
2
                                       54
3
4
In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. Each Fund will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.
5
         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.
6
         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.
7
         Under Section 1260 of the Code, the amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. A Fund does not anticipate engaging in any derivative transactions that would be subject to these rules.
8
         If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its indirect interest in the PFIC, if the Fund makes the available election.
9
         Foreign Taxes
0
         Income and dividends received by a Fund from foreign securities and gains realized by a Fund on the disposition of foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the International Stock Funds expect to qualify for the election. However, even if a Fund qualifies for the election, foreign taxes will only pass-through to a Fund shareholder if (i) the shareholder holds the Fund shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.
1
2
                                       55
3
4
         An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.
5
         Distributions, Generally
6
         For federal income tax purposes, a Fund's "earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions, subject to special rules applicable to the tax-exempt Funds discussed below. Thus, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that each Fund's distributions will not exceed the Fund's cumulative earnings and profits.
7
         Capital Gain Distributions
8
         Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.
9
         Disposition of Fund Shares
0
         In general, a disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.
1
         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.
2
         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.
3
         Federal Income Tax Rates
4
         As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 39.1% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A maximum individual income tax rate of 18% on net capital gain will apply to the
5
6
                                       56
7
8
extent the gain is derived from investments acquired after December 31, 2000 and are held for more than five years. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. 9
         Corporate Shareholders
0
         Corporate shareholders of a Fund may be eligible for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.
1
         Foreign Shareholders
2
         Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons will apply. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.
3
         Backup Withholding
4
         The Companies may be required to withhold, subject to certain exemptions, at a rate of 30.5% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies NFST that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.
5
         Tax-Deferred Plans
6
         The Funds may be available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit shareholders to defer some of their income from taxes. Shareholders should contact their selling agents for details concerning retirement plans. The tax-exempt Funds are not suitable investments for such plans.
7
         Special Tax Considerations Pertaining to all the Tax-Exempt Funds
8
         If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Tax-Exempt Funds intend to so qualify and are designed to
9
0
                                       57
1
2
provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.
3
         Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.
4
         Not later than 60 days after the close of its taxable year, each Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Exempt Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Exempt Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.
5
         In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Tax-Exempt Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund's distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Exempt Fund's expenses in computing their AMT. In addition, Exempt-interest distributions paid by a Tax-Exempt Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its AMT calculation. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.
6
         Special Tax Considerations Pertaining to the California Funds
7
         If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.
8
         Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.
9
         In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.
0
1
                                       58
2
3
         The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California state tax situation, in general.
4
         Special Tax Considerations Pertaining to the Florida Funds
5
         Florida does not impose a personal income tax. Thus individual shareholders of the Florida Funds will not be subject to any Florida income tax on distribution received from the Florida Funds. However, Florida does impose an income tax on corporations. Florida also imposes an annual intangible personal property tax on intangible personal property (including but not limited to stocks or shares of business trusts or mutual funds) held by persons domiciled in the State of Florida, regardless of where such property is kept. Florida counsel has, however, advised NFT that shares in the Florida Funds shall not be subject to Florida's intangible personal property tax if on January 1 of each tax year at least 90 percent of the net assets of the portfolio of such Florida Fund consists of obligations of the government of the United States of America, its agencies, instrumentalities, the Commonwealth of Puerto Rico, the government of Guam, the government of American Samoa, the government of the Northern Mariana Islands, the State of Florida, its political subdivisions, municipalities or other taxing districts.
6
         The Florida Funds anticipate that at least 90 percent of the net assets of the portfolio will contain assets that are exempt from Florida's intangible personal property tax on January 1 of each tax year. If the portfolio of a Florida Fund did not, however, meet this 90 percent test, the only the portion of the net asset value of the portfolio which is made up of direct obligations of the United States of America, its agencies, territories and possessions (as described above) may be removed from the net asset value for purposes of computing the intangible personal property tax. The remaining net asset value of the portfolio and hence a portion of the net asset value of the shares in the Florida Funds would be subject to the intangible personal property tax. Notice as to the tax status of your shares will be mailed to you annually. Shareholders of a Florida Fund should consult their own tax advisors with specific reference to their own tax situation if advised that a portion of the portfolio of such Fund consisted on January 1 of any year of assets which are not exempt from Florida's annual intangible personal property tax. Such annual intangible personal property tax, if any, is due and payable on June 30 of such year in which the tax liability arises.
7
         Special Tax Considerations Pertaining to the Georgia Intermediate Bond Fund
8
         The portion of Georgia Intermediate Bond Fund's exempt interest dividends paid to Georgia investors from interest received by the Georgia Funds from tax-exempt obligations of the State of Georgia or its political subdivisions or authorities and dividend distributions attributable to interest received from U.S. Government obligations will be exempt from Georgia personal and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Funds owned by investors residing in Georgia. The Georgia intangibles tax was repealed by the Georgia General Assembly on March 21, 1996, further ratified by a Constitutional Amendment approved in the November 1996 General Election (GA. L 1996, P.130 ss.
9). The Georgia intangibles tax was repealed for taxable years beginning after January 1, 1996. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follows the federal income tax treatment. Interest received by a Georgia resident received from non-Georgia municipal state bonds and dividends or distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.
9
         Special Tax Considerations Pertaining to the Maryland Intermediate Bond Fund
0
         The portion of a Maryland Intermediate Bond Fund's exempt-interest dividends paid from interest received by such Funds from tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or
1
2
                                       59
3
4
obligations issued by the government of Puerto Rico, the U.S. Virgin Islands or Guam or their authorities ("Maryland Municipal Bonds") and distributions attributable to gains from Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or interest on U.S. Government obligations will be exempt from Maryland personal and corporate income taxes; any other dividends from a Maryland Fund will be subject to Maryland income tax. However, shareholders of a Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes (which taxes have been repealed for taxable years beginning after December 31,2000) will be subject to such taxes on distributions received from the Fund (including exempt-interest dividends). Shareholders will be informed annually regarding the portion of a Maryland Fund's distributions that constitutes exempt-interest dividends and the portion that is exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference if the bonds (i) are not Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S. possessions. Accordingly, up to 50% of any distributions from a Maryland Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of a Maryland Fund will not be subject to the Maryland personal property tax.
5
         Special Tax Considerations Pertaining to the North Carolina Intermediate Bond Fund
6
         The portion of North Carolina Intermediate Bond Fund's exempt interest dividends paid from interest received by such Fund from tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of a North Carolina Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 from their federal taxable income for purposes of determining their North Carolina taxable income. The North Carolina intangibles tax was repealed effective for taxable years beginning on or after January 1, 1995.
7
         Special Tax Considerations Pertaining to the South Carolina Intermediate Bond Fund
8
         The portion of the South Carolina Intermediate Bond Fund's exempt interest dividends paid from interest received by these funds from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina income taxes. Distributions of capital gains or income attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will not constitute exempt interest dividends and may be subject to South Carolina income taxes.
9
         Although any net capital gain recognized with respect to the sale or exchange of shares of a Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized from the sale or exchange of an asset which has been held for a period of two or more years. For the taxable years beginning after 2000, the above-described deduction will be available for net capital gains recognized from the sale or exchange of an asset that has been held for a period of more than one year. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to nonindividual beneficiaries.
0
         Special Tax Considerations Pertaining to the Tennessee
         Intermediate Bond Fund
1
         The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any county or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.
2
3
                                       60
4
5
         Special Tax Considerations Pertaining to the Virginia
         Intermediate Bond Fund
6
         Distributions will not be subject to Virginia income tax if the Virginia Funds pay distributions to Shareholders that they derived from (i) interest on debt obligations of Virginia or its political subdivisions, (ii) debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or (iii) debt obligations of Puerto Rico, Guam, or the Virgin islands, that are backed by the full faith and credit of the borrowing government.
7
         Other Matters
8
         You should be aware that the investments made by a Fund may involve sophisticated tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. A Fund could be required at times to liquidate investments prematurely in order to satisfy the Fund's minimum distribution requirements.
9
         The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in a Fund. Prospective investors urged to consult their own tax advisors regarding federal state, local and foreign taxes applicable to them.
0
                      UNDERWRITER COMPENSATION AND PAYMENTS
1
         Stephens serves as the principal underwriter and Distributor of the shares of the Funds. Its address is: 111 Center Street, Suite 300, Little Rock, Arkansas 72201
2
         Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Companies or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Companies pursuant to Rule 12b-1 under the 1940 Act.
3
         The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by NFST's Board, including its Independent Board Members. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by NFST (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BA Advisors or the Distributor on 60 days' written notice.
4
                                FUND PERFORMANCE
5
         Advertising Fund Performance
6
         Performance information for the Funds may be obtained by calling (800) 321-7854 or (800) 765-2668 or by visiting
www.bankofamerica.com/nationsfunds/enter.cfm. From time-to-time, the performance of a Fund's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.
7
8
                                       61
9
0
         Standardized performance for the Funds, i.e., that required in both form and content by Form N-1A may be advertised by the Funds. The main purpose of standardized performance is to allow an investor to review the performance of a Fund's class of shares and compare such performance with that of investment alternatives, including other mutual funds.
1
         Non-standardized performance also may be advertised by the Funds. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of a Fund's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Funds may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a Fund has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher a Fund's portfolio turnover rate, the greater the percentage of its gains that would have been realized and consequently, the less tax efficient it was over a given period of time.
2
         In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance is not a guarantee of future results.
3
         Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund. The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by leading banks and thrift institutions in the top five metropolitan statistical areas.
4
         The Funds also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of a Fund's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks, or any similar recognized index. The performance of a Fund's class of shares also may be compared to a customized composite index.
5
6
                                       62
7
8
         In addition, the Funds also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Funds also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."
9
         The Funds also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to buy, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Funds may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.
0
         The Funds also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.
1
         In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.
2
         Ibbotson Associates of Chicago, Illinois, ("Ibbotson") and other companies provide historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.
3
         Yield Calculations
4
         Money Market Funds
5
         The "yield" and "effective yield" of shares of the Money Market Funds are computed separately as described below according to formulas prescribed by the SEC. The standardized seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share of the class or series involved at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares; and all fees, other than nonrecurring account or sales charges, that are charged to shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for a class or series of shares in a Fund is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
6
         In addition, the "tax-equivalent yield" of the shares of the Money Market Funds is computed by: (a) dividing the portion of the yield that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax.
7
8
                                       63
9
0
         Non-Money Market Funds
1
         Yield is calculated separately for the Primary A, Primary B, Investor A, Investor B and Investor C shares of a Non-Money Market Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A and Primary B Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:
2
                           Yield = 2 [(a-b+ 1)/6/ - 1]
                                       ---
3
                                         cd
4
Where:         a =     dividends and interest earned during the period.
5
               b =     expenses accrued for the period (net of reimbursements).
6
               c =     the average daily number of shares outstanding during the
                       period that were entitled to receive dividends.
7
               d =     maximum offering price per share on the last day of the
                       period (for Primary A and Primary B Shares, this is
                       equivalent to net asset value per share).
8
         For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.
9
         Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A and Primary B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.
0
         The Funds may provide additional yield calculations in communications (other than advertisements) to the holders of Investor A, Investor C or Investor B Shares. These may be calculated based on the Investor A, Investor C or Investor B Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Investor A,
1
2
                                       64
3
4
Investor C or Investor B Shares may also include additional yield calculations prepared for the holders of Primary A or Primary B Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.
5
         "Tax-equivalent" yield is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by (b) one, minus (i) a stated federal income tax rate and, (ii) a state income tax rate (if applicable) multiplied by one minus the Stated Federal income tax rate. The federal income tax rate used in calculating the "tax-equivalent" yield 39.1%. The following state income tax rates are used in calculating the "tax-equivalent" yields: California--9.3%; Florida--0%; Georgia--6%; Maryland-- 4.875%; North Carolina--7.75%; South Carolina--7%; Tennessee--6%; Texas--0%; and Virginia--5.75%.
6
         The tax brackets and the related yield calculations are based on the 2000 Federal and applicable state tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 2000 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.1% Federal tax rate applied to taxable income in excess of $283,150.
7
         Total Return Calculations
8
         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Non-Money Market Fund. The Non-Money Market Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:
9
                                 P(1 + T)/n/ = ERV
0
Where:        P =     a hypothetical initial payment of $1,000
1
              T =     average annual total return
2
              n =     number of years
3
              ERV =   ending redeemable value at the end of the period of a
                      hypothetical $1,000 payment made at the beginning of such
                      period.
4
         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. All performance calculations for the period ended March 31, 1999, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.
5
         Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.
6
         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:
7
                  CTR = (ERV-P) 100
                         -----
                    P
8
Where:        CTR =   Cumulative total return
9
              ERV =   ending redeemable value at the end of the period of a
                      hypothetical $1,000 payment made at the beginning of such
                      period
0
1
2
3
4
                                       65
5
6
              P =     initial payment of $1,000.
7
This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.
8
9
                                       66
0
1
                                   APPENDIX A
                                   ----------
2
                             DESCRIPTION OF RATINGS
3
     The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities. 4
          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
5
          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.
6
          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
7
          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.
8
          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
9
     To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
0
     The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.
1
          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
2
          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
3
          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
4
          Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
5
          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.
6
7
                                       A-1
8
9
          B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
0
     Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.
1
     The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment-grade.
2
          AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.
3
          AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
4
          A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.
5
          BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.
6
     To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.
7
     The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:
8
          AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
9
          AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
0
          A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
1
          BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.
2
     To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
3
     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:
4
     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
5
     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.
6
7
                                       A-2
8
9
     The following summarizes the two highest ratings used by S&P for short-term municipal notes:
0
     SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.
1
     SP-2 - Indicates satisfactory capacity to pay principal and interest.
2
     The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment-grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment-grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.
3
     The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment-grade:
4
     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
5
     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
6
     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.
7
     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
8
     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
9
     For commercial paper, D&P uses the short-term debt ratings described above.
0
     For commercial paper, Fitch uses the short-term debt ratings described above.
1
     Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.
2
     BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment-grade ratings used by BankWatch for long-term debt:
3
          AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.
4
5
                                       A-3
6
7
          AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.
8
          A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
9
          BBB - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
0
          Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.
1
     The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.
2
     TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
3
     TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".
4
     TBW-3 The lowest investment-grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.
5
     TBW-4 The lowest rating category; this rating is regarded as non-investment-grade and therefore speculative.
6
     The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):
7
          AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
8
          AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
9
          A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.
0
          BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.
1
     A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.
2
     The following summarizes the two highest short-term debt ratings used by
IBCA:
3
          A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.
4
          A1 - Obligations supported by the highest capacity for timely repayment.
5
          A2 - Obligations supported by a good capacity for timely repayment.
6
7
                                       A-4
8
9
                                   APPENDIX B
                                   ----------
0
                                    GLOSSARY

Term Used in SAI                    Definition
----------------                    ----------
1933 Act ........................   Securities Act of 1933, as amended
1934 Act ........................   Securities Exchange Act of 1934, as amended
1940 Act ........................   Investment Company Act of 1940, as amended
Adviser .........................   BA Advisors, BACAP, Brandes, Gartmore,
                                    Invesco, Marsico Capital, McKay Shields
                                    and/or Putnam, as the context may require
Advisory Agreements .............   The Investment Advisory Agreement and
                                    Investment Sub-Advisory Agreement for the
                                    Funds
AMEX ............................   American Stock Exchange
BA Advisors .....................   Banc of America Advisors, LLC
BACAP ...........................   Banc of America Capital Management, LLC
Bank of America .................   Bank of America, N.A.
BNY .............................   The Bank of New York
Board ...........................   Any one Board of Directors/Trustees of a
                                    Company
Board Member ....................   A Director or Trustee of a Company
Board Members ...................   Two or more of the Directors/Trustees of a
                                    Company
Bond Fund .......................   Nations Bond Fund
Brandes .........................   Brandes Investment Partners, L.P.
California Bond Fund ............   Nations California Municipal Bond Fund
California Reserves .............   Nations California Tax-Exempt Reserves
California Fund(s) ..............   One or more of California Bond Fund and
                                    California Reserves
Capital Growth Fund .............   Nations Capital Growth Fund
Cash Reserves ...................   Nations Cash Reserves
CFTC ............................   Commodities Futures Trading Commission
Chicago Equity ..................   Chicago Equity Partners, LLC
Co-Administrator(s) .............   BA Advisors and Stephens
Code ............................   Internal Revenue Code of 1986, as amended
Code(s) of Ethics ...............   The code(s) of ethics adopted by the Board
                                    pursuant to Rule 17j-1 under the 1940 Act
CMOs ............................   Collateralized mortgage obligations
Companies .......................   Two or more of the registered investment
                                    companies in the Nations Funds family (i.e.,
                                    NFT, NFI, NR or NFST)
Company .........................   Any one of the registered investment
                                    companies in the Nations Funds family (i.e.,
                                    NFT, NFI, NR or NFST)
Custodian .......................   The Bank of New York
Distributor .....................   Stephens Inc.
Distribution ....................   Plan(s) One or more of the plans adopted by
                                    a Board under Rule 12b-1 under the 1940 Act
                                    for the distribution of the Funds' shares
Emerging Markets Fund ...........   Nations Emerging Markets Fund
Equity Income Fund ..............   Nations Equity Income Fund
FHLMC ...........................   Federal Home Loan Mortgage Corporation
Florida Intermediate Bond Fund...   Nations Florida Intermediate Municipal Bond
                                    Fund
Florida Municipal Bond Fund .....   Nations Florida Municipal Bond Fund
Florida Fund(s) .................   One or more of Florida Intermediate Bond
                                    Fund and Florida Bond Fund
FNMA ............................   Federal National Mortgage Association
Fund ............................   One of the open-end management investment
                                    companies (listed on the front cover of this
                                    SAI) that is a series of NFST

1
2
                                       B-1
3
4

Funds ..................................   Two or more of the open-end management
                                           investment companies (listed on the
                                           front cover of this SAI) that is a
                                           series of NFST
Gartmore ...............................   Gartmore Global Partners
Georgia Intermediate Bond Fund .........   Nations Georgia Intermediate Municipal
                                           Bond Fund
GNMA ...................................   Government National Mortgage Association
Government Reserves ....................   Nations Government Reserves
Index Funds ............................   Those Funds shown under the heading
                                           "Index Funds" on the front cover of the
                                           SAI
Intermediate Bond Fund .................   Nations Intermediate Bond Fund
Intermediate Municipal Bond Fund .......   Nations Intermediate Municipal Bond Fund
International Equity Fund ..............   Nations International Equity Fund
International/Global Stock Funds .......   One or more of those Funds shown under
                                           the heading "International/Global Stock
                                           Funds" on the front cover of the SAI
International Value Fund ...............   Nations International Value Fund
INVESCO ................................   INVESCO Global Asset Management (N.A.),
                                           Inc.
Investment Advisory Agreement ..........   The investment advisory agreement with
                                           NFST, on behalf of each of its
                                           respective Funds, and BA Advisors
Investment .............................   Sub-Advisory Agreement The investment
                                           sub-advisory agreement with NFST, on
                                           behalf of its respective Funds, and
                                           BACAP, Brandes, Chicago Equity,
                                           Gartmore, INVESCO, MacKay Shields or
                                           Putnam, as the case may be
IRS ....................................   United States Internal Revenue Service
LargeCap Growth Fund ...................   Nations LargeCap Growth Fund
Managed Index Fund .....................   Nations Managed Index Fund
Maryland Intermediate Bond Fund ........   Nations Maryland Intermediate Municipal
                                           Bond Fund
MidCap Growth Fund .....................   Nations MidCap Growth Fund
MidCap Index Fund ......................   Nations MidCap Index Fund
Money Market Fund(s) ...................   One or more of those Funds shown under
                                           the heading "Money Market Funds" on the
                                           front cover of the SAI
Money Market Reserves ..................   Nations Money Market Reserves
Moody's ................................   Moody's Investors Service, Inc.
Municipal ..............................   Bond Fund(s) One or more of those Funds
                                           shown under the heading "Municipal Bond
                                           Funds" on the front cover of the SAI
Municipal Income Fund ..................   Nations Municipal Income Fund
Municipal Reserves .....................   Nations Municipal Reserves
NSAT ...................................   Nations Separate Account Trust
Nations Funds or Nations Funds Family...   The fund complex that is comprised of
                                           the Companies, along with NSAT and NMIT.
NFI ....................................   Nations Fund, Inc.
NFST ...................................   Nations Funds Trust
NFT ....................................   Nations Fund Trust
NMIT ...................................   Nations Master Investment Trust
Non-Money Market Fund(s) ...............   One or more of the mutual funds of the
                                           Companies, other than the Money Market
                                           Funds
North Carolina Intermediate Bond Fund...   Nations North Carolina Intermediate
                                           Municipal Bond Fund
NR .....................................   Nations Reserves (formerly known as The
                                           Capitol Mutual Funds)
NYSE ...................................   New York Stock Exchange
NRSRO ..................................   Nationally recognized statistical
                                           ratings organization (such as Moody's
                                           or S&P)
PFPC ...................................   PFPC Inc.
Putnam .................................   Putnam Investment Management LLC
PwC ....................................   Pricewaterhouse Coopers LLP
REIT ...................................   Real estate investment trust
S&P ....................................   Standard & Poor's Corporation
SAI ....................................   This Statement of Additional Information

5
6
                                       B-2
7
8

SEC ....................................   United States Securities and Exchange
                                           Commission
Selling Agent ..........................   Banks, broker/dealers or other
                                           financial institutions that have
                                           entered into a sales support
                                           agreement with the Distributor
Servicing ..............................   Agent Banks, broker/dealers or other
                                           financial institutions that have
                                           entered into a shareholder servicing
                                           agreement with the Distributor
Short-Term Municipal Income Fund .......   Nations Short-Term Municipal Income
                                           Fund
Small Company Fund .....................   Nations Small Company Fund
SmallCap Index Fund ....................   Nations SmallCap Index Fund
SMBS ...................................   Stripped mortgage-backed securities
South Carolina Intermediate Bond Fund...   Nations South Carolina Intermediate
                                           Municipal Bond Fund
State Bond Fund(s) .....................   One or more of Florida Intermediate
                                           Bond Fund, Georgia Intermediate Bond
                                           Fund, Maryland Intermediate Bond
                                           Fund, North Carolina Intermediate
                                           Bond Fund, South Carolina
                                           Intermediate Bond Fund, Tennessee
                                           Intermediate Bond Fund, Texas
                                           Intermediate Bond Fund and Virginia
Stephens ...............................   Stephens Inc.
Stock Funds ............................   One or more of those Funds shown
                                           under the heading "Stock Funds" on
                                           the front cover of the SAI
Strategic Growth Fund ..................   Nations Strategic Growth Fund
Sub-Administrator ......................   BNY
Sub-Transfer Agent .....................   Bank of America (for the Funds
                                           Primary Shares)
Tax Exempt Fund ........................   Nations Tax Exempt Fund
Tax-Exempt Fund(s) .....................   One or more of Municipal Reserves,
                                           California Reserves, Tax Exempt Fund
                                           and the Municipal Bond Funds
Tennessee Intermediate Bond Fund .......   Nations Tennessee Intermediate
                                           Municipal Bond Fund
Texas Intermediate Bond Fund ...........   Nations Texas Intermediate Municipal
                                           Bond Fund
Transfer Agent .........................   PFPC
Transfer ...............................   Agency Agreements The transfer agency
                                           agreements between NFI, NFT, NR and
                                           NFST, on behalf of their respective
                                           Funds, and PFPC
Treasury Reserves ......................   Nations Treasury Reserves
U.S. Government Bond Fund ..............   Nations U.S. Government Bond Fund
Value Fund .............................   Nations Value Fund
Virginia Intermediate Bond Fund ........   Nations Virginia Intermediate
                                           Municipal Bond Fund

9
0
                                       B-3
1
2
3
                                   APPENDIX C
                                   ----------
4
     California. The following information relates specifically to California
     ----------
Reserves and the California Bond Fund. This summary does not purport to be a comprehensive description of all relevant facts. Although we have no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the state of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.
5
     General Economic Factors
6
     The economy of the state of California is the largest among the 50 states and is one of the largest in the world, having components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In fact, the size of the California economy recently surpassed that of France and is the fifth largest economy in the world. Only the United States, Japan, Germany, and the United Kingdom have larger economies. Since 1995, California's economy has been performing strongly after suffering a deep recession between 1990-1994. Fuel and other energy prices, however, have risen sharply in recent months affecting state and local government economies. (See "Recent Developments Regarding Energy" below.)
7
     California's July 1, 1999 population of over 34 million represented over 12 percent of the total United States population. California's population is concentrated in metropolitan areas. As of the April 1, 1990 census 96 percent of the state's population resided in the 23 Metropolitan Statistical Areas in the state. As of July 1, 1998, the five-county Los Angeles area accounted for 49 percent of the state's population with over 16.0 million residents and the 10 county San Francisco Bay Area represented 21 percent of the state's population with a population of over 7.0 million.
8
     Following a severe recession beginning in 1990, the state's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The state's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.
9
     The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the general fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99, and $8.2 billion in 1999-2000) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimum's, tax reductions, aid to local governments and infrastructure expenditures.
0
     The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in general fund revenues during fiscal year 1999-2000. The latest estimates from the Department of Finance indicate revenues of about $71.9 billion, an increase of over 20 percent over final 1998-99 revenues and $8.9 billion higher than projected for the 1999 Budget Act. The latest estimates indicate expenditures of $66.5 billion in 1999-2000, a $2.8 billion increase over the 1999 Budget Act, but the result still left a record balance in the Special Fund for Economic Uncertainties ("SFEU") at June 30, 2000 of over $8.7 billion.
1
     Fiscal Year 2000-01 Budget
2
     2000 Budget Act. The Governor signed the 2000 Budget Act on June 30, 2000. The spending plan assumed general fund (which is the primary revenue account of the state, holding all revenues received by the state treasury that are not required to be credited to a special fund and earnings from investments not
3
4
                                       C-1
5
6
required to be allocated to another fund) revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-2000 estimates. The 2000 Budget Act appropriated $78.8 billion from the general fund, a 17.3 percent increase over 1999-2000 and reflected the use of $5.5 billion from the SFEU available from surpluses in the prior year. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments.
7
     At the time the 2000 Budget Act was signed, the Department of Finance estimated the June 30, 2001 SFEU balance to be $1.8 billion. In addition, the Governor held back $500 million as a set-aside for litigation costs. If this amount is not fully expended during fiscal year 2000-01, the balance will increase the SFEU. The Governor vetoed just over $1 billion in general fund and special fund appropriations from the budget approved by the Legislature, in order to achieve the budget reserve. Because of the state's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.
8
     The 2000 Budget Act also included special fund expenditures of $15.6 billion and bond fund expenditures of $5.0 billion. Special fund revenues are estimated at $16.5 billion.
9
     Some of the major features of the 2000 Budget Act were the following:
0
1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in general fund moneys over revised 1999-2000 levels, $1.4 billion higher than the minimum Proposition 98 guarantee. The 2000 Budget Act also includes an income tax credit to compensate credentialed teachers for the purchase of classroom supplies and a $350 million repayment of prior years' loans to schools.
1
2. Funding for higher education increased substantially above the revised 1999-2000 level. General fund support was increased by $486 million (17.9 percent) for the University of California and $279 million (12.7 percent) for the California State University system. In addition, funding for community colleges increased by $497 million (9.0 percent).
2
3. Increased funding of $2.7 billion general fund for health and human services.
3
4. Significant amounts were devoted to capital outlays. A total of $2.0 billion of general fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the general fund in new funding for housing programs.
4
5. A total of about $1.5 billion of tax relief was enacted as part of the budget process.
5
6. A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990s. Additionally, $121 million was appropriated for support of local law enforcement, and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.
6
     Subsequent Developments. The Governor announced on October 25, 2000 that, pursuant to provisions in the law enacted in 1991 when the state sales tax rate was last raised, the state sales tax rate would be reduced by 0.25 percent for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $553 million less general fund revenue in the last half of fiscal year 2000-01 and approximately $600 million less in the first half of fiscal year 2001-02. If the general fund reserve falls below 4 percent of general fund revenue in the future, the sales tax rate could be raised by 0.25%.
7
     Proposed Fiscal Year 2001-02 Budget
8
     The 2001-02 Governor's Budget estimates 2001-02 general fund revenues and transfers to be about $79.4 billion, or 3.3 percent higher than the revised 2000-01 estimate. This estimate assumes a slowing economy, still showing moderate growth short of a recession. The estimate also accounts for a $553 million drop in sales tax revenues as a result of the 0.25 percent sales tax reduction which took effect on January 1, 2001, and will remain in effect at least until December 31, 2001. The Governor proposes $82.9 billion in expenditures, a 3.9 percent increase over the revised 2000-01 estimate. The Governor
9
0
                                       C-2
1
2
proposes budget reserves in 2001-02 of $2.4 billion. Of this amount, $500 million is intended for unplanned litigation costs.
3
     The 2001-02 Governor's Budget proposes to use $3.7 billion of the new resources since the 2000 Budget Act for one-time expenditures, including $1 billion for energy initiatives, $772 million for capital outlay projects, $250 million in fiscal relief to local government, $200 million for new housing initiatives, and a variety of other proposals. With regard to ongoing programs, the 2001-02 Governor's Budget proposes substantial additions in Proposition 98 funding for K-12 education (an 8.1% increase over the revised 2000-01 spending level) and funding for all units of higher education, funding for health and welfare programs to cover anticipated caseloads, and a modest increase in youth and adult corrections funding. The final expenditure program for 2001-02 will be determined by June 2001 by the legislature and Governor. The Department of Finance will publish an update of revenues and expenditures for the current year and of revenues for the upcoming fiscal year in May, 2001.
4
     On February 21, 2001, the Legislative Analyst's Office ("LAO") released its analysis of the 2001-02 Governor's Budget. The LAO Analysis generally agreed with the Governor's Budget projections of revenues, but warned that the economic picture (and hence revenues and expenditures in 2001-02) was unsettled, given several potentially negative factors, including the ongoing energy difficulties in the state, a cyclical slowdown in the high technology sector, the overall national economic slowdown, and the sharp decline in the stock market since mid-2000. The LAO Analysis recommended that the Legislature defer major new spending decisions until after the updated fiscal report due in May 2001.
5
     Future Budgets
6
     We cannot predict what actions will be taken in the future by the state legislature and the Governor to deal with changing state revenues and expenditures. The state budget will be affected by national and state economic conditions and other factors.
7
     Constitutional Legislative and Other Factors
8
     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.
9
     Revenue Distribution. Some of the debt obligations in the California Bond Fund may be obligations of issuers which rely in whole or in part on California state revenues for payment of these obligations. Property tax revenues and a portion of the state's general fund surplus are distributed to counties, cities and their various taxing entities and the state assumes some obligations paid, prior to that point, out of local funds. Whether and to what extent a portion of the state's general fund will be distributed in the future to counties, cities and their various entities is unclear.
0
     State Appropriations Limit. The state is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution. The appropriations limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the state from spending "appropriations subject to limitation" in excess of the appropriations limit. "Appropriations subject to limitation," with respect to the state, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and some other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and some other non-tax funds.
1
     There are various types of appropriations excluded from the appropriations limit. For example, most state subventions to local governments and appropriations for tax refunds are excluded. The appropriations limit may also be exceeded in cases of emergency.
2
     The state's appropriations limit in each year is based on the limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when
3
4
                                       C-3
5
6
applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth and change in attendance at local school and community college ("K-14") districts. The appropriations limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined appropriations limits for those two years, is divided equally between transfers to K-14 districts and refunds to taxpayers.
7
     Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, we cannot predict the impact of this or related legislation on the bonds in the California Reserves and the California Bond Fund.
8
     Proposition 13. Article XIII A of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIII A provides that the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on May 3, 1986, California voters approved Proposition 46, an amendment to Article XIII A, which created a new exemption under Article XIII A permitting an increase in ad valorem taxes on real property in excess of one percent for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the county assessor's valuation of real property as shown on the 1975-76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed two percent) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.
9
     Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative:
0
     1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;
1
     2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;
2
     3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;
3
     4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIII A;
4
     5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;
5
     6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;
6
     7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to that local government occurs in an amount equal to the revenues received by that entity attributable to the tax levied in violation of the initiative; and
7
     8. Permits these provisions to be amended exclusively by the voters of the state of California.
8
     In September 1988, the California Court of Appeal in City of Westminster v.
                                                          ----------------------
County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal. Ct. App. 1988),
----------------
held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law, enacted on or after August 1, 1985 and prior to
9
0
                                       C-4
1
2
the effective date of Proposition 62, to be subject to approval by a majority of voters. The court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. We cannot predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v.
                                                          -------------------
Logan, 230 Cal. App.3d 1058, 282 Cal. Rptr. 27 (1991), subsequently held that
-----
Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.
                -------------------         ----------------
3
     In Santa Clara Local Transportation Authority v. Guardino, 11 Cal. 4th 220
        ------------------------------------------------------
(1995), reh'g denied, modified [45 Cal. Rptr. 2d 204] (1995), the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of
                                                                   -------
Woodlake decision as erroneous. The Court did not determine the correctness of
--------
the City of Westminster decision. Because that case appeared distinguishable, the parties in Guardino did not rely upon it. We cannot predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.
       ----------------
4
     California Senate Bill 1590, introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an
--------
ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.
5
     Proposition 218. On November 5, 1996, the voters of the state of California approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act." Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The sponsors of the proposition are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject some existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.
6
     Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.
7
     The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related. 8
     Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined as any levy or charge upon real property for a special benefit conferred upon the real property.
9
     Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property-related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related
0
1
                                       C-5
2
3
fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.
4
     Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the state's initiative process. From time to time, other initiative measures could be adopted that could affect revenues of the state or public agencies within the state.
5
     Other Considerations
6
     Recent Development Regarding Energy. California has experienced difficulties with the supply and price of electricity and natural gas in much of the state since mid-2000, which are likely to continue for several years. In 1996 California deregulated the state's power markets. While the transmission and distribution of electricity remained regulated, the generation of electricity was opened up to competition. Under the deregulation scheme, utilities were prohibited from passing all wholesale power costs to consumers until 2002. Energy usage in the state has been rising sharply, but no new power generating plants have been built since the 1980's. The three major investor-owned utilities in the state ("IOUs"), Pacific Gas & Electric ("PG&E"), Edison, and San Diego Gas & Electric, have been purchasing electricity to meet their needs above their own generating capacity and contracted supplies at fluctuating short-term and spot market rates, while the retail prices they can charge their residential and small business customers have been capped at specified levels. Starting in mid-2000, power purchase costs exceeded retail charges, and the IOUs incurred substantial losses and accumulated large debts to continue to purchase power for their customers. As a result, the credit ratings of the IOUs have deteriorated, making it difficult for them to continue to purchase power. The two largest IOUs have reported they are in default in paying some of their obligations. On April 6, 2001, one of the IOUs, PG&E, filed for voluntary protection under Chapter 11 of the federal Bankruptcy Code. The bankruptcy proceedings are pending. While the bankruptcy court decides the allocation of the IOU's available cash flow and assets among its creditors, the IOU will continue operations under current management. According to news sources, on April 10, 2001, PG&E paid approximately half of the property it taxes owed to 49 California counties. PG&E reportedly has told counties it will pay the remainder of the taxes owed before June 30, 2001. There can be no assurance that such payments will be made and it is not possible to predict whether or to what extent the tax payment shortfall will result in serious financial disruptions to any of the affected counties.
7
     In 2001, there have been rolling electricity blackouts throughout California affecting millions of customers. The Governor declared a state of emergency under state law on January 17, 2001, and ordered the state's Department of Water Resources ("DWR") to begin purchasing electricity for resale to retail end-use customers, to fill the gap in supplies resulting from the inability of the IOUs to continue to purchase power. DWR also started to enter into long-term power supply contracts to reduce reliance on short-term and spot markets. DWR's purchases are initially being funded by advances from the state's general fund; about $1.8 billion was expended in the first six weeks and as of May 2001 a total of $6.7 billion in general fund advances have been authorized. DWR is entitled to repayment from a portion of retail end-use customer's payments, remitted through the IOUs, but these amounts will not equal the power purchase costs. In May 2001, state officials announced that the state is authorized to sell up to $13.4 billion of bonds in mid-August to help finance the state's plan to overcome the current energy shortages. Proceeds from the offering would be used to buy more electricity and to pay back the general fund for purchases already made. State officials announced that the state expected to sell about $12.5 billion of bonds, with approximately $8 billion of the bonds sold as tax-exempt securities.
8
     The state is intensifying programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and will come on line in 2001-03. In addition,
9
0
                                       C-6
1
2
the state is seeking longer term power supply contracts at lower costs. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.
3
     Natural gas prices in California have been increasing significantly as a result of nationwide price increases and limited pipeline capacity into the state. The prices nationally may remain high for some time until additional supplies are produced, as natural gas prices are not regulated. One of the state's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.
4
     A number of additional plans are under consideration by the state legislature, including the authorization of state agencies to own, build or purchase power generation or transmission facilities and assist energy conservation efforts. The Governor is currently trying to negotiate state legislative approval for a proposal for the state to purchase transmission lines from the private energy providers. Plans are also being considered to assist the IOUs repay their debts incurred in purchasing power; these may include a state purchase of their transmission facilities, potentially funded with revenue bonds. A number of lawsuits are pending dealing with many aspects of the energy situation in California, including disputes over the rates which the California Public Utilities Commission ("PUC") may charge retail customers, financial responsibility for purchases of power by the IOUs, and various antitrust and fraud claims against energy suppliers. In May 2001 PUC approved a $5.7 billion energy rate increase that will impact approximately nine million residential, industrial and agricultural customers. PUC further acknowledged that more rate increases may be necessary unless federal regulators find a way to control the wholesale electricity market. Then, on June 18, 2001 the Federal Energy Regulatory Commission announced that it was imposing round-the-clock price limits on electricity in eleven western states, including California, effective immediately and September 30, 2002.
5
     The energy situation continues to be fluid and subject to many uncertainties. Further, the PG&E Bankruptcy interjects a new party, the federal Bankruptcy Court, into the making of decisions regarding future electricity costs and the role of PG&E. There can be no assurance that there will not be future disruptions in energy supplies or related developments that could adversely affect the state's and local governments' economies, and that could in turn affect state and local revenues.
6
     Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.
7
     Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late 1980's and early 1990's California experienced a prolonged drought that strained the state's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998 California endured double its normal amount of rainfall and about $550 million in flood and storm damage statewide. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.
8
     Bond Rating. Three major credit rating agencies, Moody's Investors Service, Inc., S&P and Fitch IBCA, Inc., assign ratings to California long-term general obligation bonds. A general description of Moody's, S&P's and Fitch's ratings of municipal bonds is set forth in Appendix A to this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of
9
0
                                       C-7
1
2
the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.
3
     As of May 14, 2001, California general obligation bonds were assigned ratings of "A+" from Standard & Poor's, "Aa2" from Moody's and "AA" from Fitch. These ratings reflect a downgrade by Standard & Poor's in April 2001 and a downgrade by Moody's in May 2001. Both downgrades stem largely from each ratings agency's concerns regarding the state's energy situation and its impact on the state's finances. These recent reductions on the state's credit rating, and any potential future reduction, could adversely affect the market value and marketability of all outstanding notes and bonds issued by the state, its agencies or its local governments and there can be no assurance that current ratings will be maintained in the future.
4
     Because the state historically budgets only a small year-end unreserved fund balance, a small change in economic conditions can leave the state with a negative fund balance.
5
     Other Investment Information. The investment adviser believes that it is likely that sufficient California municipal securities will be available to satisfy the investment objective, policies and limitations of the California Bond Fund, and to enable the fund to invest at least 50% of its total assets in California municipal securities at the close of each of its fiscal quarters. In meeting this investment policy the fund may invest in municipal securities which are private activity bonds (including industrial development bonds under prior law) the interest on which is subject to the 26% to 28% federal alternative minimum tax applicable to individuals and the 20% federal alternative minimum tax and the environmental tax applicable to corporations. The environmental tax applicable to corporations is imposed at the rate of 12% on the excess of the corporations modified federal alternative minimum taxable income over $2,000,000. Investments in such securities, however, will not exceed under normal market conditions 35% of the fund's total assets when added together with any taxable investments held by the fund. Moreover, although the fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the fund's investment adviser in light of the fund's investment objective and policies. To the extent that the fund's assets are concentrated in municipal securities payable from revenues on similar projects, the fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the fund's assets were not so concentrated.
6
     If the Trust's Board of Trustees, after consultation with the investment adviser, should for any reason determine that it is impracticable to invest at least 50% of the fund's total assets in California Reserves and the California Bond Fund at the close of each quarter of the fund's taxable year, the Board would re-evaluate each fund's investment objective and policies and consider changes in its structure and name or possible dissolution.
7
     Florida. Florida is the fourth most populous state with an estimated 2000 population of 15,982,378. By the year 2005, population will likely exceed 16.8 million. Population growth has historically been driven by retirement migration with local economies weighted heavily in tourism and agriculture. Over the past twenty years, retirement, agriculture and tourism have been complemented by high technology jobs, service sector jobs and international trade. In the meantime, the three traditional industries have taken on global character. Trade and tourism, for example, have become international and this has fueled foreign retirement migration.
8
     The health of the national economy plays an important role in Florida's fiscal soundness and economic development. Today, as this country enters its ninth year of economic expansion, population growth in Florida, since 1990, has averaged 83% per year. Local growth is supported by strength in other regions of the county which become source feeder markets for population growth in Florida. 9
     The emergence of Florida as the fourth most populous state in the United States has placed significant pressure on state and local government to provide infrastructure and municipal and urban services. During the 1980's, growth was so rapid that a significant backlog of need emerged which today, is still being filled. Across the state, construction of new highway systems, airport expansions, local school
0
1
                                       C-8
2
3
and university systems, hospitals and jails are being put in place. Much of this growth is being funded by bonded revenues secured by the expanding real property tax base. As of 2000, real property values exceeded $889 billion, a 7.91% increase over 1999. Residential property values accounted for over $544 billion in value. In addition to the rapid population growth and resulting increases in improved residential properties, commercial and industrial valuations have also grown consistently. There is now over $150 billion in improved real property value in commercial and industrial properties in Florida.
4
     One reason commercial and industrial values have increased is the strategic nature of the industries that have located and grown in the State. The Florida industrial base is concentrated in high technology industries such as electronics, medical equipment, laser optics, computer simulation and space travel. As a result, while defense contract spending has declined nationally by over 25 percent, in real terms, from 1985 to 2000, Florida's value of defense contracts remains strong at $6.4 billion in 2000.
5
     With increasing demands for services and comparatively low taxes, Florida has experienced a rapid growth in the volume of bond debt. However, because of rapid population growth however, per capita state debt remains well below the national average.
6
     The Growth Management Act of 1985 and the concurrency rules promulgated has affected Florida's economic growth and development in some regions of the State and could continue to impact the economy in the future. Concurrency means that the services and infrastructure caused by new development must be in place on or before such new development is operational. In addition, the location of new development will be more carefully scrutinized with the respect to environmental sensitivity and natural resource limitations. Growth management legislation affects all areas of the State with varying degrees of impact depending on the specific local conditions such as, existing infrastructure capacity, local environmental constraints, and limitations on natural resources such as potable water and habitat preservation. Having now experienced more than sixteen years subject to growth management rules, it appears that the Growth Management Act of 1985 has, on balance, been beneficial. Growth management has helped improve quality of life, ease infrastructure shortfalls and focused the State agenda on preserving quality of life through growth management regulation and other funded environmental land preservation programs. Under the current state administration, a trend is developing where local development and growth management issues are being turned back to the county level. This may increase partnership at the local level as well as an increase in the number of special interest groups at the county level.
7
     Within Florida, regional economies perform differently according to their urban or rural qualities and level of economic diversification. The spectrum of regional economies spans dense urban centers such as Miami and Tampa to rural agricultural regions of citrus, cattle ranching and sugar cane production.
8
     Southeast Florida includes Miami, Fort Lauderdale, West Palm Beach, and the Florida Keys. This area is highly urban and economically diverse. Tourism, retirement, high technology computer manufacturing, medical industries, international trade, winter vegetable crops and sugar cane production are the prominent features of this area. Hurricane Andrew struck South Dade County in Fall, 1992. Some 80,000 homes were destroyed along with local businesses and Homestead Air Force Base. Since the hurricane, approximately 80 to 90 percent of the homes have been restored. The restoration and rebuilding process is now essentially complete. Over the long term, the effects of the hurricane may speed the suburbanization of South Florida. However, in the interim, extensive reinvestment and redevelopment is still needed. Other factors helping to diminish agriculture locally include environmental preservations in sugarcane lands, the effect of foreign competition due to NAFTA on sugar prices, local winter fruit and vegetable prices and citrus canker which has destroyed most of the lime groves in the region. Federal government price support programs for sugar cane growers can be expected to continue. In 1998, Florida led the nation in housing starts. The demand for new single and multifamily homes should remain robust. Across the State, new construction and renovations to existing structures is fueling the construction industry. Redevelopment of the Orlando Naval Training Center and the construction of Florida Gulf Coast University in Ft. Myers are worthy examples of new infrastructure meeting the demands of increasing population.
9
     In Broward and Palm Beach Counties, in particular, growth management's concurrency requirements have played a significant role in limiting economic expansion as compared with other regions of the State because of the lack of infrastructure capacity. Community consensus based long range planning
0
1
                                       C-9
2
3
efforts recently have been undertaken in northern Palm Beach County. These efforts are a recognition of the pause in growth that has occurred and over time will help the area accommodate new development. Recent property sales from the MacArthur Foundation land holdings in northern Palm Beach County will also prompt new development there.
4
     Southwest Florida has emerged as a strong growth market. Traditionally, very retirement oriented, the region's economy has begun to diversify through increased employment opportunities and migration southward of citrus production. Increased employment opportunity has occurred due to the overall size of the market and improvements in infrastructure capacity. The improvement in transportation access also has helped tourism and as a result indirectly buoyed population growth rates by providing exposure and increased awareness of the region as a retirement destination among visitors. The State of Florida has opened Florida Gulf Coast University in Lee County, near the Fort Myers airport. This is the State's 10th university in the public university higher education system. Florida Gulf Coast University will accommodate 10,000 students within a decade and provide opportunities for synergy between industry and education.
5
     Central Florida is a premier world class resort/vacation destination. The presence of Disney World, Universal Studios and other tourist oriented recreational parks drives the central Florida economy. While the total size of the market has grown rapidly, the economy is dependent on tourism and population growth. Locally, the tourism industry has been more stable and seen better growth over the past three decades than either the manufacturing or services sectors. Two additional local industry concentrations, the laser/optical research node and motion picture industries are helping to diversify the local economy. Universal Studios has begun to expand its motion picture and theme park facilities. Disney World has opened its fourth theme park, "Animal Kingdom," covering 500 acres. Disney's Celebration community of residential and commercial activity is the fastest absorbing residential community in Central Florida. Strong growth in tourism and large land areas available for expansion suggests this region will lead the state in population growth in the near term. International tourism has fueled the growth of an international retirement and second home market throughout Florida. Today, in the tourist areas of the market, one fifth of new homes built are sold to foreign retirees or vacation homeowners. Places of origin include England, Germany, South America, and Puerto Rico. International retirement markets are also growing in southwest and Southeast Florida. There were 45 million visitors to the Orlando market in 2000. The hotel market has been strong with 5,085 new hotel rooms added in 2000.
6
     North Florida is rural in many areas. Jacksonville is the major city in North Florida. The logging and paper industries, defense and retirement dominate the local economy. The insurance industry also has a strong presence in Jacksonville. Growth in North Florida peaked in the mid 1980's, coinciding with the military defense buildup, prior to the full implementation of growth management legislation. As urbanization and living costs increase in the south and central parts of the State, population growth from national retirement migration sources are increasing locally. Some large local land holders are shifting focus away from forestry and agriculture to residential development of land resources. This shift may be due in part to anticipated long term climate change.
7
     The Florida panhandle is quite rural with reliance on tourism, defense and state government for employment opportunities. This area of the State has the lowest per capita incomes and the smallest volume of population growth. With the uncertainty of state budget funding in recent years and continuing defense cutbacks, strong growth in this region of the State is not expected. Coastal counties, however, remain attractive to continued economic development and retirement migration because of the pristine beaches along the Gulf of Mexico.
8
     In general, pursuant to the Florida Constitution and certain statutory provisions, there are two basic types of obligations that may be issued in the State of Florida: general obligation bonds and revenue bonds.
9
     General obligation bonds are also known as full faith and credit bonds because their repayment is based on the general credit and taxing power of the borrowing government. The ad valorem tax is the most common source of revenue pledged for the repayment of general obligation bonds. Being tax-supported, general obligation bonds are typically used to finance the capital portion of tax supported general purpose governmental projects, with public buildings, roads, criminal justice facilities, and schools being the most common. Only units of local government with taxing power can levy and collect ad valorem taxes. The
0
1
                                       C-10
2
3
State of Florida has no ad valorem taxing power. Generally, general obligation bonds payable from ad valorem taxes may be issued to finance capital projects authorized by law only if the issuance of such bonds is approved by the qualified electors.
4
     Revenue bonds are obligations of a unit of government payable solely from the revenues of a particular enterprise, such as a water and sewer system, or from the revenues derived from a particular facility or user, or from non-ad valorem revenues, such as the sales tax, or from other special funds authorized to be pledged as additional security. Revenue bonds may also be payable from non-specific revenues budgeted each year by the issuer. Unlike general obligation bonds, revenue bonds do not constitute a debt of the issuing unit or a pledge of its faith and credit, and they are not backed by the issuer's taxing power.
5
     The Florida courts have validated debt obligations commonly referred to as certificates of participation or "COPS." In a typical COPS transaction, the issuer leases either real or personal property from a special purpose corporation. The special purpose corporation assigns its rights to the lease payments to a corporate trustee who in turn issues certificates evidencing an undivided proportionate interest of the owners of such certificates to receive the lease payments. Although ad valorem taxes can be used to make the lease payments, the Florida Supreme Court has held that a referendum is not required because the obligation to make lease payments is an annual obligation subject to renewal each year. If the issuing body elects not to renew its lease for the next succeeding year and therefore fails to appropriate the necessary moneys to make lease payments, the holders of the COPS would be limited to the remedies available under the lease. At least one Florida court has upheld the right of a governmental unit to not exercise the annual renewal option of its lease.
6
     In Florida, the Division of Bond Finance has authority over the issuance of State bonds pledging the full faith and credit of the State and the issuance of revenue bonds payable solely from funds derived from sources other than State tax revenues or rents or fees paid from State tax revenues.
7
     Pursuant to the Florida Constitution, moneys sufficient to pay debt service on State bonds must be appropriated as the same become due. Furthermore, to the extent necessary, all State tax revenues, other than trust funds, must be available for such appropriation purposes.
8
     At the November 1994 general election, voters in the State approved an amendment to the Florida Constitution limiting the amount of taxes, fees, licenses and charges imposed by the State and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the State revenues allowed for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two-thirds vote of the State Legislature.
9
     The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed fifty percent of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust.
0
     Generally, state bonds pledging the full faith and credit of the State, except certain refunding bonds, generally may be issued only to finance or refinance the cost of State fixed capital outlay projects subject to approval by a vote of the electors.
1
     Revenue bonds may be issued by the State of Florida or its agencies without voter approval only to finance or refinance the cost of state capital projects payable solely from funds derived from sources other than state tax revenues or rents or fees paid from state tax revenues.
2
     Generally, the Florida Constitution and Florida Statutes require that the budget of the State and that of the units of local government in the State be kept in balance from currently available revenues during each fiscal year. If revenues collected during a fiscal year are less than anticipated, expenditures must be reduced in order to comply with the balanced budget requirement.
3
     Florida Statutes provide for a statewide maximum bond interest rate which is flexible with the bond market and from which are exempted bonds rated in one of the three highest ratings by nationally recognized rating services. Nevertheless, upon request of a governmental unit, the State Board of
4
5
                                       C-11
6
7
     Administration may authorize a rate of interest in excess of the maximum rate, provided relevant financial data and information relating to the sale of the bonds is submitted to the State Board.
8
     The Florida Sunshine Law, among other things, precludes public officials from meeting with respect to the issuance of bonds other than at duly noticed public meetings of the governmental entity. These provisions apply to all meetings of any board or commission of any State agency or authority, or of any county, municipal corporation, or political subdivision. No resolution, rule, or formal action is considered binding except as taken at such duly noticed public meetings.
9
     Georgia. Ideally located in the southeastern section of the United States,
     -------
the State of Georgia ("Georgia") has experienced solid and sustained growth over the last several decades. This growth was reflected in the latest population census, which identified Georgia as the country's tenth largest state (and the fourth fastest growing), with a total population of approximately 7.5 million people.
0
     Georgia's economy is well-diversified, with private sector employment almost equally spread between manufacturing, services, and wholesale and retail sales. This diversity has allowed Georgia to experience almost continuous economic growth over the last several decades. During the last decade alone, Georgia added almost 2000 jobs per week.
1
     This diversity has also allowed Georgia to experience unemployment rates significantly below the national average. In spite of the recent slowing of the economy in Georgia (and throughout the country), unemployment has only risen from a low of 3.0% in December 2000 to 3.5% as of May 2001.
2
     Another contributing factor to Georgia's economic success is its location, which affords its residents and businesses easy access to commercial centers throughout the world. For ground transportation, the capital city of Atlanta is one of the few major US cities with 3 major interstate highways, placing Georgia manufacturers and distributors within 2 truckload days of 82% of the US industrial market. With respect to air travel, Atlanta's Hartsfield Airport is the world's busiest, with 80% of the nation's population within a 2 hour flight. Finally, with respect to water travel, Georgia has three significant ocean ports (Savannah, Brunswick and Bainbridge) which handled 12.1 million tons of cargo in 2000.
3
     These factors have all contributed to allow Georgia to have a significant impact on the international economy. This impact has been recognized by the 13 international banks with offices in the state as well as the 44 countries which have consular, trade, or chamber of commerce offices in Atlanta.
4
     The state government of Georgia and its elected officials have historically adopted a very conservative fiscal approach. This approach has resulted in the state having one of the lowest debt levels, per capita, in the United States.
5
     General obligation bonds are typically issued by the state pursuant to
Article VII, Section IV of the Constitution of the State of Georgia (the "Georgia Constitution"), which provides that such bonds are the direct and general obligations of the state. The operative language is set forth in Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides:
6
     "The full faith, credit and taxing power of the state are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis
                                             -----------------------
     added). . ."
7
     The Georgia Constitution further obligates the Georgia General Assembly to "raise by taxation and appropriate each fiscal year ... such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt." The Georgia Constitution also establishes a special trust fund (the "State of Georgia General Obligation Debt Sinking Fund") which is used for the payment of debt service requirements on all general obligation debt.
8
     The Georgia Constitution also establishes certain limitations upon the quantity of debt which the state can incur. In particular, Article VII, Section IV, Paragraph II(b) of the Georgia Constitution provides that, except in certain emergency situations (i.e., in times of war or to cover a temporary budget shortfall) the state may not incur additional debt if, in that fiscal year or any subsequent year, the cumulative annual debt service for both general obligation debt and guaranteed revenue debt (including the proposed debt) will exceed 10% of the total revenue receipts, less refunds, for the prior fiscal year. The Georgia
9
0
                                       C-12
1
2
Constitution prevents state departments and agencies from circumventing these debt limitation provisions by prohibiting them from executing contracts which may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)
3
     As mentioned above, the state may incur "public debt to supply a temporary deficit in the state treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which such debt is incurred." (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) However, since this provision was enacted, the state has never had to exercise this power.
4
     Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution. (See Article VII,
Section VI, Paragraph VI of the Georgia Constitution).
5
     The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the state budget which is considered, amended, and approved by the Georgia General Assembly.
6
     To protect the state in the event of an unexpected or uncontrolled decline in state revenues, and reflective of its conservative fiscal approach, in 1976 the Georgia General Assembly established the Revenue Shortfall Reserve. This reserve is funded by surplus revenue collections. As of June 30, 2000 the reserve had a balance of $551,277,500, which represented a 45% increase over the prior year balance.
7
     Net tax revenue collections for the fiscal year ending on June 30, 2000 were $13,041,656,956, which represented a 8.1% increase over fiscal year 1999 collections. Primary sources of these funds included:
8
                   Source                                Amount
                   ------                                ------
9
         Personal Income Tax                         $6,364,427,844
         Sales and Use Tax                           $4,806,931,893
         Corporate Income Tax                        $  667,320,938
         Motor Vehicle Fees and Fuel Taxes           $  674,192,603
         Liquor and Tobacco Taxes                    $  227,726,645
         Estate Taxes                                $  148,254,987
         Miscellaneous                               $   88,124,378
0
1
     In addition , Georgia received $683,827,000 in revenue from the Georgia Lottery Corporation in fiscal year 2000; all lottery revenues are earmarked for educational expenditures.
2
     As reported by the Attorney General's Office (in a April 24, 2001 letter to the State Auditor) in accordance with and limited by the ABA Statement of Policy Regarding Lawyers' Responses to Auditors' Request for Information (December
1975), certain claims have been asserted against the State or its departments or agencies:
3
     Age International, Inc. v. State of Georgia, Fulton Superior Court Civil Action Nos. E-3793 & E-25073. These two cases were suits for refund seeking approximately $153,000,000, plus additional interest, for liquor taxes allegedly paid by out-of-state distillers. Plaintiffs challenged the constitutionality of Georgia's import tax on liquor, see Ga L. 1985, p. 665 (O.C.G.A. ss.3-4-60), on Commerce Clause and related grounds. In 1998, the trial court granted the State's motions for summary judgement. On June 30, 2000, the subsequent appeal was dismissed by the Georgia Supreme Court, and Plaintiff's petition for certiorari was denied by the U.S. Supreme Court on December 4, 2000. On January 30, 2001, the Superior Court issued an Order of Remittitur rendering final judgment in favor of the State, concluding the cases in their entirety.
4
5
                                       C-13
6
7
         Atlanta Coast Mechanical v. R.W. Allen-Beers, J.V. v. Board of Regents and Bovis Constr. Corp., Fulton Superior Court Civil Action No. 1999CV05670; Metro Waterproofing, Inc. v. R.W. Allen-Beers, J.V. v. Board of Regents and Bovis Construction Corp., Fulton Superior Court Civil Action No.99CV09227; DACA, Inc. v. R.W. Allen-Beers v. Board of Regents and Bovis Corp., Fulton State Court Civil Action No. 99VS0155601-J; Cleveland Construction, Inc. v. R.W. Allen Beers, J.V. v. Board of Regents and Bovis Constr. Corp., Fulton Superior Court Civil Action No. 1999CV15357. The Children's Medical Center project in Augusta has generated approximately $15 million in delay, equitable adjustment, and design claims from 30 subcontractors and the construction manager, R.W. Allen-Beers J.V. The total project costs are $55 million, with construction management services on the project being provided by Bovis Construction as the program manager. Several subcontractors have filed lawsuits against Beers and the surety. Beers has filed corresponding third-party complaints against the Board of Regents and Bovis. Bovis, as the program manager, has been working through the contract dispute resolution process with all parties to resolve the claims. The first lawsuit is by Atlanta Coast Mechanical (HVAC) for $7 million, with a Beers claim of $5 million. The second lawsuit is by Metro Waterproofing (roofing) for $114,000. In the third lawsuit, DACA has claimed $1.1 million in damages. The fourth lawsuit by Cleveland Construction involves drywall and wall coverings. As of April 1, 2001, the State has reached settlement on the Metro Waterproofing and DACA claims, in the approximate respective settlement amounts of $22,000 and $625,000, and has successfully negotiated a settlement with two other subcontractors before suit was filed, paying approximately $1,000,000 in settlement of their claims. Settlement discussions are underway with Cleveland Construction. The State expects to reach a favorable settlement with all subcontractors. For the disputes with R.W. Allen-Beers, the State has filed fourth party complaints against the architect, Stanley Berman & Sears.
8
         DeKalb County et al. v. State, et al., Fulton Superior Court Civil Action No. E-67520 (filed March 13, 1998). This suit, against the State of Georgia, the Department of Revenue, the Governor (in his official capacity), and the Commissioner of the Department of Revenue (in his personal and official capacities), alleges improper collection and distribution by the State and its agencies of the Homestead Option Sales and Use Tax, a local option sales tax in effect in DeKalb County since July, 1997. DeKalb's complaint, as amended, sought an accounting, mandamus, injunctive relief, declaratory judgment, unjust enrichment, bailment, inverse condemnation, and a determination that O.C.G.A. ss.48-8-67 ( a law enacted during the pendency of the lawsuit) was unconstitutional and sought damages of approximately $30 million. DeKalb's action was dismissed by the trial court, and this dismissal was affirmed in part and reversed in part by the Supreme Court of Georgia in an order dated February 22, 1999. The Supreme Court's decision remands to the trial court the question of whether the Department of Revenue made reasonable efforts to identify county tax proceeds that have been determined by the Department as unidentifiable to any county, and, if so, to account to DeKalb County. The resolution of this case is anticipated by the beginning of April, 2001.
9
         DeKalb Medical Center, et al. v. Russell Toal, et al., Fulton Superior Court Civil Action No. E67324 (filed February 26, 1998). A number of Georgia Medicaid provider hospitals filed suit on grounds of breach of contract and unconstitutional takings for additional Medicaid reimbursement for state fiscal year 1997. The complaint seeks over $7 million dollars from the State of Georgia and the Department Community Health. The trial court ruled in favor of the State with respect to the unconstitutional takings claim but ruled against the State on the breach of contract claim, holding that the Department of Community Health had violated the federal statute commonly known as the "Boren Amendment." The Georgia Court of Appeals affirmed the trial court's decision. A petition for certiorari filed by the State is now pending before the Georgia Supreme Court. A decision of the Georgia Supreme Court adverse to the State could result in a loss as large as $13 million.
0
         Ellis-Don Construction, Inc. v. GSFIC, Fulton Superior Court Civil Action No. 2000CV18524. The UGA Biocontainment Research Center in Athens (now called the Animal Health Research Center) has generated a $8.2 million delay, equitable adjustment, and design claim from the contractor, Ellis-Don. The State has negotiated a withdrawal by Ellis-Don as the general contractor, with all parties reserving their respective rights. The Georgia State Financing and Investment Commission ("GSFIC") will obtain replacement contractors to complete the building and correct the deficiencies and is hiring a building commissioning agent and a litigation resident engineer inspector to monitor the compliance work. GSFIC and the Board of Regents of the University System of Georgia have significant counterclaims against Ellis-
1
                                       C-14
2
3
Don. The parties are now completing the discovery phase and are looking toward a court-approved mediation. The State has filed a third party complaint against the architect, Rosser International, who has filed a fourth party complaint against the engineer, Newcomb and Boyd.
4
         General Motors Acceptance Corp. v. Jackson, Fulton Superior Court Civil Action No. 1999CV06252 ("GMAC") (complaint filed March 16, 1999); Bank of
                         ----
America, N.A., as successor by merger to NationsBank, N.A. v. Jackson, Fulton Superior Court Civil Action No. 1999CV10366 (complaint filed on June 21, 1999); Chrysler Financial Co. LLC v. Jackson, Fulton Superior Court Civil Action No. 1999CV10369 (complaint filed on June 21, 1999); SunTrust Bank, Atlanta, et al.
v. Jackson, Fulton Superior Court Civil Action No. 1999CV10385 (complaint filed on June 22, 1999); First Union Nat'l Bank v. Jackson, Fulton Superior Court Civil Action No. 1999CV12508 (complaint filed on August 12, 1999). These suits by financial institutions seek refunds of sales taxes, based upon alleged bad debts on installment sales contracts purchased from Georgia motor vehicle dealers, in the approximate respective amounts of $300,000; $2,500,000; $2,000,000; $1,400,000; and $459,000. The total amount of these and all similar, pending administrative claims for refund (for the years 1991-2000) is approximately $46,000,000. The four cases filed after GMAC have been temporarily
                                                      ----
stayed pending the outcome of GMAC. On cross-motions for summary judgment in
                              ----
GMAC, the Superior Court ruled in favor of the Defendant State Revenue
----
Commissioner. On appeal, the Georgia Court of Appeals affirmed. GMAC's petition
                                                                ----
for certiorari is pending in the Georgia Supreme Court. The State has defended against the asserted claims and liability at each stage of the litigation, on both a factual and a legal basis, and will continue to do so. If the trial court's decision were to be reversed and judgment ultimately to be entered against the State, the estimated maximum potential loss to the State with regards to all of the pending claims for refund presently appears to be the principal amount of those claims, i.e. approximately $46,000,000, less possible deletions after audit or based upon secondary defenses, plus claimed interest (potentially at the rate of 1% per month).
5
         James Andrew Coleman v. United States of America, et al., Federal District Court for the District of Columbia Case No. 1:98cv02559. This Civil Action was filed against the United States, the "Executive Branch federal defendant," William Jefferson Clinton, the State of Georgia, the State of Mississippi, and the State of South Carolina. As of October 14, 1999, the State of Georgia has not been legally served. The suit alleges that the United States government's failure to enforce the purported terms of surrender ending the Civil War have resulted in the inclusion in the Georgia state flag of a Confederate battle flag, allegedly in violation of those terms of surrender. The suit claims that said failure of enforcement violates various federal constitutional and statutory provisions. The suit prays for relief in the form of $40 billion in compensatory damages and 40 billion in punitive damages against each named defendant. If the State of Georgia ever becomes a proper party to the suit through legal service of process, the State intends to defend vigorously. The State believes it has good and valid defenses, including but not limited to Eleventh Amendment immunity.
6
         The above-referenced information is based on available public documents and oral representations made by and information received from officials at the state Attorney General's Office, Georgia Department of Revenue, and participants in the pending cases.
7
         Kansas. Kansas is a large but sparsely populated state in the central
         ------
plains region of the United States. Kansas' approximately 2.6 million people are increasingly concentrated in several urban centers that are located in the northeast and south central regions of the state. Kansas' economy is primarily based on manufacturing, wholesale and retail trade, finance, construction and agriculture. Kansas is a major producer of livestock and grain. Stability in durable goods manufacturing, and in the service, construction and trade industries, has sustained steady economic growth in Kansas for the past several years. Slower growth in nonfarm jobs and personal income is forecast for Kansas through the year 2001.
8
         The University of Kansas, Policy Research Institute summarized its forecast for the Kansas economy through the year 2001 in "The Kansas Economy" in the Kansas Economic Outlook, Vol. 5, No. 1 (www.ku.edu/pri/ksdata/keo/keo.htm)
                                            ---------------------------------
as follows (references to tables of data have been deleted):
9
0
                                       C-15
1
2
         The Kansas Economy/1/
3
         The Kansas economy began showing signs of slower growth in 1999, following a strong performance during the 1996 through 1998 period. Although job growth fell significantly in 1999, growth in the number of Kansans employed continued to be strong, suggesting that fewer Kansans were resorting to multiple part-time jobs than in earlier years. Some highlights of the 2001 forecast . . . are:
4
         . The unemployment rate will increase from 3.4 percent in 2000 to 3.7 percent in 2001, as employment growth fails to match the growth of the labor force for the second straight year.
5
         . Job growth (nonfarm wage and salary employment) will continue to be less than 2 percent in 2001, exceeding 1999's anomalous
                  1.1 percent increase, but failing to return to the greater than 3 percent rates of 1997 and 1998.
6
         . Personal income will grow 4.8 percent in 2001 compared to 5.4 percent in 2000, partly driven by slower wage and salary growth.
7
         Some prominent features of the quarterly sectoral job forecasts that
 . . . are:
8
         . There were modest job increases in the mining sector in 2000, induced by higher world energy prices. Similar modest job increases are expected for 2001. The strong job growth in the construction industry during 2000 will soften somewhat; in spite of lower interest rates, slower economic growth will reduce demand for new construction.
9
         . Jobs in durable goods manufacturing have leveled off since the beginning of 1999, and even showed moderate declines during the last quarter of 1999 and the first quarter of 2000. The level of jobs in durable goods manufacturing is expected to remain nearly steady throughout 2001. The number of jobs in nondurable goods manufacturing has also leveled out, with only small increases expected during 2001.
0
         . The strong job growth in the transportation and utilities sector during 1999 moderated during 2000 and is expected to be even more modest in 2001, although still slightly above the state's overall rate of job growth for the year.
1
         . The retail trade sector, which added jobs at a faster rate in 2000 than in 1999, will continue to grow at a moderate rate in 2001, exhibiting its strongest performance during the last half of the year. The wholesale trade sector will experience nearly flat job performance, following modest job additions in 2000.
2
         . The finance, insurance, and real estate sector will continue to grow at the moderate pace that it has displayed during the last two years.
3
         . Job growth in the services sector should pick up slightly in 2001, following two years of below average growth. Employment growth in the sector will still be below the rates experienced during the first two thirds of the 1990s.
4
         . State and local government job growth will continue in the 11/2to 2 percent range in 2001; federal government employment will decline due to the lost of Census employees.
5
6
         . . . [J]obs in durable goods manufacturing declined about one percent a year in 1999 and 2000, following robust average growth of 6 percent a year in 1997 and 1998. . . . [T]he
___________________________________________
7
     /1/The Kansas Economic Outlook is published quarterly by the Policy Research Institute. The Outlook presents historical data and a forecast for the state of Kansas generated by the Kansas Econometric Model (KEM). The Kansas Econometric Model is an ongoing project of the Policy Research Institute at The University of Kansas. For reference to the tables of data that have been deleted from the discussion set forth above, please see the full text of The "Kansas Economic Outlook" at www.ku.edu/pri/ksdata/keo/keo.htm.
                     ---------------------------------
8
                                       C-16
9
0
         main reason for both the earlier robust growth and the more recent malaise is the 1997-1998 buildup in employment in the transportation equipment sector, and then its subsequent leveling off. The performance of the machinery, including electrical machinery, sector also contributed to the overall behavior of the durable goods manufacturing sector during the period.
1
2
         Jobs in non-durable goods manufacturing grew modestly in 1998 and 1999, but leveled off in 2000 and are expected to remain essentially flat in 2001. Continued weakness in the printing and publishing sector, along with modest growth in food and kindred products, are the main explanations.
3
         The transportation and utilities sector, which includes communications . . ., added jobs at a somewhat faster rate than the state as a whole during 1999 and 2000, and is expected to slightly outperform the state again in 2001. Both trucking and warehousing, and communications (which is included in the "other" category), are expected to be leading forces in the sector in 2001.
4
         . . . [J]ob growth in the retail trade sector will continue near the moderate pace that it set in 2000. Stores selling general merchandise will add jobs faster than other areas of retail trade, as they have done for the last 4 years.
5
         Jobs in finance, insurance and real estate . . . will grow 1.0 percent in 2001, following 1.3 percent growth in 2000. Banking should see small employment increases in 2001, while insurance employment should decline slightly, as it did in 1999 and 2000.
6
         In 1999 and 2000, the average rate of job growth in the services sector was only about half of what it was in 1997 and 1998 . . Although the forecast shows a modest increase in the growth rate for 2001, it will still be well below the increases seen during 1997-1998.
7
         . . . Although nominal personal income is expected to grow more slowly in 2001 than in 2000, it will still increase nearly 5 percent. Adjusted for inflation, real personal income will also grow more slowly in 2001 that in 2000, averaging 2.0 percent compared to 2.9 percent in the earlier year.
8
         Maryland. The Adviser believes that the information summarized below
         --------
describes some of the more significant matters relating to the Nations Maryland Intermediate Municipal Bond Fund and Nations Maryland Municipal Bond Fund. The sources of the information are the official statements of issuers located in Maryland, other publicly available documents, and oral statements from various state agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from state agencies. Estimates and projections presented herein are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove to be accurate.
9
         Overview
0
         Services, wholesale and retail trade, government, and manufacturing (primarily printing and publishing, food and related products, instruments and similar products, industrial machinery, electronic equipment and chemical and allied products) are the primary fields of employment in Maryland. Total employment in Maryland increased by 9.5% between 1991 and 2000. The State's unemployment rate was 3.9% in 2000, compared to a national rate of 4% for the same period.
1
         Personal income in Maryland has grown at an average annual rate of 5% since 1990, slightly slower than the nationwide 5.5% over the same period. Per capita income in 2000 was $33,872 in Maryland, compared to the national average of $29,676. For each of the past 10 years, per capita personal income in Maryland has ranked as the fifth highest in the United States.
2
         In 2000 the State posted taxable retail sales of $62 billion, which was an increase of over $24 billion, or 63.5%, from 1990. Sales accelerated strongly in 1999 and 2000, apparently as a result of high
3
                                      C-17
4
5
6
levels of consumer confidence generated by the lengthy success of the U.S. stock markets. It is impossible to predict the levels of taxable retail sales going forward.
7
         Budget
8
         The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland ended fiscal year 2000 with a $936.2 million general fund balance on a budgetary basis, of which $784.5 million was designated to fund fiscal-year 2001 operations. The State estimates that the general fund balance on a budgetary basis will be approximately $385 million at June 30, 2001 and approximately $37.7 million at June 30, 2002.
9
         On April 4, 2000 the General Assembly, which is the legislative branch of the State government, approved the budget for fiscal year 2001. The budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarially recommended contributions for the State's seven retirement systems; (iii) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (iv) $596.3 million for capital projects (other than transportation projects), including $172 million for public school construction; (v) $3.1 billion in aid to local governments from general funds; and (vi) net general fund deficiency appropriations of $73.3 million for fiscal 2000, including $25.3 million to the State Reserve Fund.
0
         On April 3, 2001, the General Assembly approved the budget for fiscal year 2002. The 2002 budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarially recommended contributions for the State's seven retirement systems; (iii) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (iv) $643.9 million for capital projects (other than transportation projections) including $134 million for public school construction; (v) $3.3 billion in aid to local governments from general funds; and (vi) net general fund deficiency appropriations of $124.9 million for fiscal 2001, including $57.2 million for medical and foster care programs, $30.2 million to the State Reserve Fund and $10.3 million in aid to local governments. 1
         In 1999 the General Assembly created the Cigarette Restitution Fund, which will administer all funds received by the State in connection with the tobacco settlement. At least 50% of such appropriations must be used for various public health and planning initiatives related to tobacco. The remaining 50% can be appropriated for any public purpose. The fiscal year 2001 budget provides special fund appropriations authorized from the Cigarette Restitution Fund, including $52.9 million for education and $124.6 million for Medicaid managed care.
2
         Authorization of Indebtedness
3
         Neither the Constitution nor general laws of Maryland impose any general limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. The General Assembly authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. Maryland had $4.6 billion of State tax-supported debt outstanding, and $961.1 million of authorized but unissued debt, at March 31, 2001.
4
         The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:
5
         . The State issues general obligation bonds for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural or educational institutions. The State's real property tax is pledged exclusively to the repayment of these bonds.
6
7
8
                                       C-18
9
0
                  At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due.
1
         . The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Holders of these bonds are not entitled to look to any other sources of payment.
2
         . The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers payable primarily from lease rentals, and sports lottery and other revenues.
3
         . Certain other State units, such as Maryland's university systems, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the state will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of such borrowers.
4
         . The State and certain of its agencies also enter into a variety of conditional purchase, sale-leaseback and similar transactions to finance the acquisition of facilities and equipment. These lease agreements specify that payments are subject to annual appropriation by the General Assembly. In the event that appropriations are not made, the State can not be held contractually liable for the payments. These transactions are subject to approval by the Board of Public Works, which is responsible for supervising most expenditures of State funds and is made up of the Governor, Comptroller and Treasurer of Maryland.
5
         Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100 million, the State in the past 20 years has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.
6
         The State can also look to its Reserve Fund to provide financial support in periods of economic downturn or for other contingencies. The State Reserve Fund held $697.8 million at June 30, 2000; however, there can be no assurance that this amount will be sufficient to maintain current spending levels during periods of economic difficulty.
7
         For tax purposes, real property in Maryland is valued at market value but the assessment is made only as to a percentage of that value. This had been set at 40%, but revenue-neutral legislation enacted in 2000 requires that from 2002 real property must be taxed on its full cash value, with tax rates reduced by 60%. In addition, the General Assembly has restructured the taxation of the electric and natural-gas industries in Maryland in connection with the deregulation of these industries. Although these measures were designed to prevent broad changes in the effective tax yield, there can be no assurance that such matters will not adversely affect Maryland's financial planning.
8
         Local Governments
9
         Maryland can be divided into 24 subdivisions, comprised of its 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although Baltimore City and each the counties rated by Standard & Poor's has been rated "A" or above, some of the counties had to obtain additional insurance to achieve this rating on their debt.
0
1
                                       C-19
2
3
         Many of Maryland's counties have established subsidiary agencies with bond issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services, and the Maryland-National Capital Park and Planning Commission, which administers a park system for these counties, both issue general obligation bonds. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers.
4
         Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Nations Maryland Intermediate Municipal Bond Fund or Nations Maryland Municipal Bond Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by industrial development authorities, housing authorities, and other issuers who lack a taxing power to repay these obligations. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could substantially impede repayment. In addition, these funds may include obligations issued by the government of Puerto Rico, the U.S. Virgin Islands or Guam or their authorities; any such obligations will bear their own particular risks in addition to any general risks described herein.
5
         A slowdown in the service sector could have an adverse effect on the Maryland economy because such a large proportion of employment within the State is attributable to that sector. Another primary source of employment in Maryland is the government; the percentage of Maryland residents employed by the federal government is more than twice the national average. Economic factors affecting the State will also affect the counties and the City of Baltimore, as well as agencies and other private borrowers.
6
         North Carolina. The North Carolina Constitution requires that the total
         --------------
expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the period plus any surplus remaining in the State Treasury at the beginning of the period. The State operates on a fiscal year ending June 30th. The North Carolina General Assembly attempts to adopt a budget for the following fiscal year by the end of the previous one and has successfully done so in 1999 and 2000.
7
         The State of North Carolina is the eleventh most populous state according to the 2000 Census. Its economy is a combination of manufacturing, agriculture, services and tourism. The State's seasonally adjusted unemployment rate in May 2001 was 5.2%. In recent years, the State has moved from an agricultural economy to a service and goods producing economy. The State leads the nation in the production of textiles, tobacco products and furniture. It is among the largest producers of pharmaceuticals, electronic and telecommunications equipment. The principal agricultural products are poultry, pork and tobacco. Charlotte is now the second largest financial center in the nation, based on the assets of banks headquartered there. The Research Triangle (Raleigh/Durham/Chapel Hill) boasts three major universities and is known internationally for its technology and pharmaceutical industries.
8
         The total General Fund appropriations for the 2000-2001 fiscal year is $14.050 billion. The ending fund balance for the State's General Fund at June 30, 1999 was $1.430 billion. The budget adopted by the North Carolina General Assembly for the fiscal year ending June 30, 2001 projects an ending General Fund balance of approximately $200.5 million. In November 2000, the State's voters approved the issuance of $3.1 billion in bonds to finance identified repairs and renovations to facilities at the University of North Carolina's sixteen campuses and the State's community colleges ($2.5 billion for the universities and $600 million for the community colleges). If approved and issued, these bonds would more than double the amount of the State's bonds outstanding.
9
0
                                       C-20
1
2
         The State anticipates an overall budget shortfall approaching $853 million from the authorized 2000-2001 fiscal year budget. The State attributes this shortfall to four major factors. First, the State was required to refund approximately $123 million of income tax refunds in the 2000-01 budget year that should have been refunded in the prior year. The payment of these refunds ($21.8 million corporate and $101.0 million individual) creates a corresponding decrease in revenues in the 2000-2001 budget year. Second, the State has been required to refund approximately $63.3 million in taxes and fees arising from lawsuits involving privilege fees charged to major automobile finance companies and involving the intangibles tax previously levied by the State. The payment of these refunds created a $18.3 million reduction in individual income taxes and a $45 million reduction in privilege taxes. Third, the State's share of the federal Medicaid program has generated expenses approximately $108 million greater than the budgeted appropriation for this purpose. Finally, decreased revenues attributable to a general slowdown of the national economy have resulted in a forecasted general revenue shortfall of approximately $697 million. The economic slowdown has particularly affected revenues from taxes associated with the State's manufacturing sector. Also, the general economic slowdown and its effects on the capital markets are expected to lead to decreases in taxes attributable to capital gains income. The slowdown has resulted in decreased forecasted revenues in several categories, including individual income taxes, corporate income taxes and sales taxes.
3
         In response to the budget shortfall, the Governor, as Director of the Budget, has taken a number of actions to assure the State will meet its constitutional requirement of a balanced budget. Particularly, the Governor has identified budgetary resources that would cover a budget shortfall of up to approximately $1 billion. These resources are comprised of a combination of reversions of unexpended appropriations, the diversion of other resources from their otherwise appropriated use and the identification and use of available reserves. The General Assembly in its consideration and adoption of the 2001-02 budget during the 2001 Regular Session has attempted to address this same shortfall by making a number of reductions in various agencies, changing the manner and frequency with which taxes are paid and considering a number of tax increases and the repeal of various tax credits. At the date hereof, the budget for 2001-02 had not been adopted by the General Assembly so the impact on taxes and spending were not known.
4
         On November 23, 1998, 46 states' Attorneys General and the major tobacco companies signed a proposed settlement ("Phase I") that reimburses states for smoking-related medical expenses paid through Medicaid and other health care programs. North Carolina could receive approximately $4.6 billion over the next 25 years. The settlement was approved in North Carolina by a Consent Decree in December 1998. On March 16, 1999, the General Assembly enacted a law, pursuant to the Consent Decree, approving the establishment of a foundation to help communities in North Carolina hurt by the decline of tobacco. The foundation receives 50 percent of the settlement. A trust fund for tobacco farmers and quota holders and a second trust fund for health programs, both to be created by the General Assembly, each gets a quarter of the settlement. Phase I payments are made to the State and then allocated to the foundation and trusts, subject to legislative oversight.
5
         North Carolina is also one of 14 states that has entered into a major settlement agreement ("Phase II") with several cigarette manufacturers. Approximately $1.9 billion of settlement payments (under the National Tobacco Growers Settlement Trust phase of the settlement agreement) will be paid to North Carolina tobacco growers and allotment holders. Payments of this amount began in December 1999 and are expected to average $155 million per year over a 12-year period. These payments are made directly to a trust for distribution to growers and allotment holders and are not paid to the State or subject to direct legislative oversight.
6
         The following are cases pending or threatened in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. It is the opinion of the State's Treasurer that any such loss of revenue or expenditure would not materially adversely affect the State's ability to meet its financial obligations.
7
         Hoke County, et al. v. State of North Carolina and State Board of
         -----------------------------------------------------------------
Education. On May 25, 1994, students and boards of education for five school
---------
districts filed suit requesting a declaration that the public education system of North Carolina violates the State constitution by failing to provide adequate or substantially equal education opportunities, and by denying due process of law. The defendants' motion to dismiss was denied. However, the North Carolina Supreme Court upheld the present funding system and
8
9
                                       C-21
0
1
remanded the case for trial on the claim for relief based on the conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. Five other systems intervened and now allege claims for relief on behalf of their students' right to a sound basic education on the basis of the high proportion of at risk students in their counties' systems. In the spring of 2000, a trial was held in Hoke County on the issues as they affect "low wealth" counties. On October 26, 2000, the trial court, as part of a three part ruling, concluded that at risk children in the State are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education. The ruling requires legislative action necessary to implement and fund pre-kindergarten programs. If not appealed, the ruling will require legislative action necessary to implement and fund pre-kindergarten programs. The cost of such programs is undetermined at this time but may exceed $100 million. The third part of the ruling was released by the trial court in 2001 and the judgment was appealed by the State. Subsequently, the trial judge vacated the third part of the ruling, bringing that part of the case back before him. The State then withdrew its appeal and will begin to prepare to comply with the first two parts of the ruling. A trial on the claim of a second plaintiff is expected to begin in mid-2001.
2
         N.C. School Boards Association, et. al. v. Harlan E. Boyles, State
         ------------------------------------------------------------------
Treasurer, et. al. - Use of Administration Payments.  On December 14, 1998,
---------------------------------------------------
plaintiffs, including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties, filed suit in Superior Court requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina constitution must be paid to the schools. For the last fiscal year for which information was available to them, plaintiffs allege liability of approximately $84 million. Until this matter is resolved, any refunds and interest will continue to accrue. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the outstanding claims.
3
        Faulkenbury v. Teachers' and State Employees' Retirement System, Peele
        ----------------------------------------------------------------------
v. Teachers' and State Employees' Retirement System, and Woodard v. Local
---------------------------------------------------      ----------------
Governmental Employees' Retirement System Disability Retirement Benefits.
------------------------------------------------------------------------
Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights and violation of state constitutional and statutory rights. The Superior Court ruled in favor of plaintiffs. The Order was affirmed by the North Carolina Supreme Court in 1997. The case went back to the Superior Court for calculations of benefits and payment of retroactive benefits, along with determination of various remedial issues. As a result of the remedial proceedings, there have been two appeals to the appellate courts concerning calculation of the retroactive benefits, one of which has not been finally resolved. The plaintiffs previously submitted documentation to the court asserting that the cost in damages and higher prospective benefit payments to the plaintiffs and class members would amount to $407 million. Calculations and payments so far indicate that retroactive benefits will be significantly less than estimated, depending in part on the pending appeal. Payments have been made by the State of approximately $84 million. The remaining liability for retroactive benefits is estimated by the State not to exceed $30 million. All retroactive payments and future benefit payments are payable from the funds of the State's retirement systems.
4
         Southeast Compact Commission - Disposal of Low-level Radioactive Waste.
         ----------------------------------------------------------------------
North Carolina and seven other southeastern states created the Southeast Interstate Low-level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997 the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. On July 10, 2000, the Compact filed a Motion For Leave to File Bill of Complaint and Bill of Complaint in the United States Supreme Court. The Motion seeks the Court's original jurisdiction to enforce sanctions imposed against North Carolina for the recovery of $89.9 million plus interest and attorneys fees. The State has opposed the motion.
5
         The Adviser believes that the information summarized above described some of the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund. The sources of the information are the official statements of the Department of State
6
7
                                       C-22
8
9
Treasurer of North Carolina, other publicly available documents and oral statements from various State agencies and individuals. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.
0
         South Carolina. The South Carolina Constitution mandates a balanced
         --------------
budget. If a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.
1
         The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly. 2
         The State Constitution requires a General Reserve Fund that equals three percent of General Fund Revenue for the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund Revenue for the latest completed fiscal year.
3
         The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year's appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriation.
4
         After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.
5
         The State operates on a fiscal year beginning July 1 and ending June
30. For the fiscal year ended June 30, 2000, the State had a budgetary surplus of $213 million and the Capital Reserve Fund and General Reserve Fund were fully funded at the combined 5% level. The South Carolina General Assembly passed the Fiscal Year 2000-2001 Appropriations Act that enacted a balanced budget where most of the new revenue was allocated to education.
6
         Positive economic growth in South Carolina has been driven, in part, by gains in tourism, business services and international trade. In 2000, the State announced $6.134 billion in new and expanded economic development projects which added approximately 35,100 new jobs.
7
         In 2000, employment increased one and eighty-six hundredths percent (1.86%) while the rate of employment growth in the United States was two and two-tenths percent (2.2%). The unemployment rate for South Carolina in 2000 was three and nine-tenths percent (3.9%), while the unemployment rate in the United States was four percent (4.0%).
8
         A lawsuit, Glen E. Kennedy, et al vs. the South Carolina Retirement
                    --------------------------------------------------------
System and South Carolina Budget and Control Board, was filed against the South
--------------------------------------------------
Carolina Retirement Systems (Systems) by a group of retired participants in the Systems which challenges the Systems' treatment of annual leave calculation of participants' retirement payments. The Circuit Court determined that the State has been providing retirement benefits to its members in accordance with the law. The Circuit Court decision was appealed to the State Supreme Court and, in May 2000, the Supreme Court reversed the Circuit Court and ruled in favor of the plaintiffs. The State has filed a Petition for Rehearing with the Supreme Court which was granted. On Rehearing, the State Supreme Court reversed its prior decision and ruled in favor of the State. The plaintiffs have asked for an extension of time which to file a Petition for Rehearing. The State cannot predict whether the plaintiffs will file a Petition for Rehearing and, if filed, whether the State Supreme
9
0
                                       C-23
1
2
Court will grant such Petition. If such Petition is granted, and a Rehearing held, the State cannot predict the ultimate decision of the State Supreme Court. Should the plaintiffs ultimately prevail, the current actuarial liability of the Systems for this new benefit is estimated to be in excess of one billion dollars. In addition, the funding for this increase will have to be provided.
3
         Two class action lawsuits brought in the State Court relating to the taxation of retirement benefits are pending against the State. One challenges the taxation of federal retirees' income (Federal Retirees Case), and the other challenges a State statute imposing income taxes upon benefits paid to retired state employees (State Retirees Case) by the South Carolina Retirement Systems. 4
         In the Federal Retirees Case, the State filed a motion to dismiss, which was granted by the Circuit Court. The plaintiffs appealed the Circuit Court's decision to the State Supreme Court, which reversed the Circuit Court's decision and remanded the case to the Circuit Court to determine the constitutionality of a State statute. The Federal Retirees Case is presently pending in the State Circuit Court.
5
         In the State Retirees Case, the State filed a motion to dismiss, which was granted in part and denied in part by the Circuit Court. The Circuit Court's decision was appealed to the State Supreme Court which reversed and vacated the Circuit Court's decision, stating that the State Retirees should have first filed their claim with the State Department of Revenue as an administrative matter. The State Retirees Case is presently pending before the State Department of Revenue.
6
         While the State is uncertain as to the ultimate outcome of any of the above-described lawsuits, it is vigorously defending its position in each case. In the event of unfavorable outcomes in the Federal Retirees Case and the State Retirees Case, the State's liability is not expected to exceed $475 million for retroactive relief with an estimated unfavorable impact on future year's revenues of an additional $47.5 million per year.
7
         The Adviser believes that the information summarized above describes some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.
8
         Tennessee. The Constitution of the State of Tennessee forbids the
         ---------
expenditure of the proceeds of any debt obligation for a purpose other than the purpose for which it was authorized by statute. The Constitution also forbids the authorization of any debt obligation, except as shall be repaid within the fiscal year of issuance, for current operation of any state service or program. Under Tennessee law, the term of the State's bonds cannot exceed the life of the projects being financed. Furthermore, the amount of debt obligations of the State of Tennessee cannot exceed the amount authorized by the Tennessee General Assembly. The procedure for funding State of Tennessee debt is provided by Chapter 9 of Title 9, Tennessee Code Annotated. The Funding Board of the State of Tennessee is the entity authorized to issue general obligation indebtedness of the State of Tennessee. Pursuant to Section 9-9-106, Tennessee Code Annotated, the Funding Board of the State of Tennessee has a lien on the taxes, fees and revenues from certain designated revenue sources for the full amount required to service the State's general obligation indebtedness. Certain other agencies and authorities in Tennessee issue obligations, payable solely from specific non-tax enterprise fund revenues and which are not debts or liabilities of the State of Tennessee nor is the full faith and credit pledged to the payment thereof.
9
         Under current state statutes, the State of Tennessee's general obligation bonded debt issuance's are subject to an annual legal debt service limitation based on a pledged portion of certain current year revenues. As of June 30, 2000, the State of Tennessee's annual legal debt service limit of $580.2 million was well above the debt service required of $138.5 million, with a legal debt service margin of $441.7 million. Debt per capita equaled $190.0, and the ratio of net general long-term bonded debt to assessed property valuation was 1.3 percent.
0
         The Constitution of the State of Tennessee requires a balanced budget. As required by law, the legislature enacted a balanced budget for fiscal year 2000-01. During the fiscal year 2000, Tennessee
1
2
                                       C-24
3
4
continued several programs that were designed to create a more effective, efficient and focused state government. The Administration initiated a program to monitor grant subrecipients to protect against fraud, made improvements to the State's internal accounting processing systems and continued other initiatives designed to improve the State's operation through technology advancements. The State worked to improve services provided to children including improving the availability of early testing to screen for diseases and to detect and provide counseling for behavioral abnormalities. The State worked to improve the accessibility of quality day care and generally focused on excellence in education by providing workshops for teachers and revising upward expectations for student performance. Finally, the State continued to maintain a climate for good high-paying jobs including beginning a new program called "Manufacturing for the New Millennium" that promotes high tech manufacturing jobs in Tennessee.
5
         The economic outlook for Tennessee remains generally favorable. The State's economic diversity has improved substantially over the last several years. Investments announced in new and expanding business exceeded one billion dollars in every year since 1983 and exceeded three billion in the last two years. This growth created 26,666 new jobs in Tennessee for the year ended June 2000. As of June 2000, the State's unemployment rate was 3.7% under the national average of 4.0%. Based on current projections, the State's overall growth is expected to exceed the national average into the next century according to the Comprehensive Annual Financial Report for the State of Tennessee for the year ended June 2000.
6
         Despite the economic growth, the State initially predicted an $800 million budget shortfall for the fiscal year 2002. The Administration considered a number of tax proposals, including a State income tax, that would have raised revenues for the State. Ultimately, for the fiscal year 2001, the Tennessee Legislature passed a balanced budget that did not make significant cuts in expenditures but forecast increased revenues based on one-time sources and has consecutive revenue projections. As a result, Standard & Poor's lowered the State of Tennessee's debt rating to AA-plus, and Moody's lowered it to Aa1. Fitch continues to rate the State AAA.
7
         Texas. The Texas Constitution generally prohibits the creation of debt
         -----
by or on behalf of the State, with only limited exceptions or except as specifically authorized. In addition, the Constitution prohibits the Legislature from lending the credit of the State to any person, including municipalities, or pledging the credit of the State in any manner for the payment of the liabilities of any individual, association of individuals, corporation or municipality. The limitations of the Constitution do not prohibit the issuance of revenue bonds, since the Texas courts (like the courts of most states) have held that certain obligations do not create a "debt" within the meaning of the Constitution. The State and various State agencies have issued revenue bonds payable from the revenues produced by various facilities or from lease payments appropriated by the Legislature. Furthermore, obligations which are payable from funds expected to be available during the current budget period do not constitute "debt" within the meaning of the constitutional prohibition.
8
         Article III, Section 49-j of the Texas Constitution prohibits the Legislature from authorizing additional state debt payable from general revenues, including authorized but unissued bonds and lease purchase contracts in excess of $250,000 or for a term of greater than five years, if the resulting annual debt service exceeds five percent of an amount equal to the average amount of general revenue for the three immediately preceding years, excluding revenues constitutionally dedicated for purposes other than payment of debt service. Self-supporting general obligation bonds, although backed by the full faith and credit of the State, are reasonably expected to be paid from other revenue sources and are not expected to create a general revenue draw. At the end of the State's fiscal year 2000, the State's debt service ratio was 2.03 percent compared to 2.2 percent the previous year.
9
         In June 1999, Moody's Investors Service raised the rating on the State of Texas general obligations to Aa1 from Aa2. This upgrade affects self-supporting and non-self-supporting general obligation debt issued by various state agencies. Additionally, the rating on lease revenue debt was upgraded to Aa2 from A1, affecting approximately $808 million in lease revenue obligations.
0
         In August 1999, Standard and Poor's Rating Services revised its outlook on Texas to stable from positive and affirmed its AA rating on the State's outstanding general obligation debt. Their rating on Texas' general obligation debt reflects, "a steadily growing and diversifying economy, solid long-term
1
2
                                       C-25
3
4
economic prospects, good trends of revenue growth supporting a balanced budget and a low tax-supported debt burden. The rating outlook is returned to stable from positive due to the expectation that, while revenues will continue to grow with the economy, financial reserves will be kept at modest levels."
5
         The State has long been identified with the oil and gas industry, but the Texas economy has diversified in recent years, particularly with the growth of the computer and electronics industries. Oil and gas related industries currently account for only 8.5 percent of the State's economy. Today high technology industries, which account for 8.9 percent of the Texas gross state product, comprise a larger segment of the Texas economy than oil and gas-related mining and manufacturing. Service-producing sectors (which include transportation and public utilities; finance, insurance and real estate; trade; services; and government) are the major sources of job growth in Texas. Service producing jobs now account for 81 percent of total nonfarm employment and 87 percent of employment growth over the past five years. Texas' location and transportation and accessibility have made it a distribution center for the southwestern United States as well as a growing international market for export trade. Texas exports in 2000 exceeded $112 billion, which has more than doubled in real terms since 1990, and ranks the State a close second to California in foreign export trade. With leadership provided by a strong high-technology sector and the growth of exports, manufacturing job growth is expected to remain a significant part of Texas' economic future. The State Comptroller of Public Accounts has predicted that the overall Texas economy will slightly outpace national economic growth in the long term.
6
         The vast size of the State, together with cultural, climatic and geological differences within its borders, has produced great variations in the economics of the various parts of the State. The State generally can be divided into six geo-economic regions. The east region is a largely non-metropolitan region, in which the economy is dependent on agricultural activities and the production and processing of coal, petroleum and wood. The Dallas-Ft. Worth metroplex region is mostly metropolitan, with diversified manufacturing, financial and commercial sectors. The panhandle, Permian basin and Concho Valley regions are relatively sparsely populated areas of the State, with an economy drawing heavily from petroleum production and agriculture. The border region stretching from El Paso to Brownsville is characterized by its economic ties to Mexico, tourism and agriculture. The Gulf Coast region is the most populous region in the State and has an economy centered on energy services, petro-chemical industries and commercial activities resulting from agriculture and seaport trade. The economy of the central corridor is grounded in the public and private service sector, recreation/tourism and high-technology manufacturing and communications. Because the economic base is different from region to region, economic developments, such as the strength of the U.S. economy, international politics and export markets or changes in oil prices or defense spending, can be expected to affect the economy of each region differently.
7
         Over the past ten years, Texas added more jobs than any other state (2.46 million), accounting for more than one-ninth of the nation's total job growth. During the 1990s, the State ranked sixth in the rate of job growth, exceeded only by five western mountain states with comparatively small populations. Over the twelve months ending in February 2001, Texas gained over 275,000 jobs, ranking second among the states in the number of new jobs and fifth among the states in the rate of job growth. The State's unemployment rate has fallen every year since 1992. In 2001, the moving average unemployment rate has fallen below 4% percent for the first time since 1974. After averaging over 7.5% in 1992, the unemployment rate successively fell to about 3.7% percent in April, 2001, although the State expects that the unemployment rate will rise during the remainder of this year. Most new jobs created in the past year have been in the service sector with most of the growth in the health, business and miscellaneous services sectors. Much of this growth relates to "information technology" jobs, although companies in some segments of the business experienced layoffs in early 2001. The mix of job growth in Texas provides a strong base for sustainable growth because the new jobs are largely in industries with better-than-average prospects for continued growth, such as knowledge-based manufacturing and services. Per capita personal income has since increased to approximately 94.1% of U.S. per capita income as of 1999.
8
         The State's general revenue fund provides an indication of the State's financial condition. In the fiscal year 1999, the general revenue fund accounted for most of the State's net revenue. Driven by Medicaid spending and other Health and Human Services programs requiring federal matching revenues, federal receipts were the State's number one source of income in fiscal year 2000. Sales tax, accounting for
9
0
                                       C-26
1
2
over 55% of total tax revenue, was second. Licenses, fees, fines and penalties are now the third largest source of revenue to the State, with motor fuels taxes and motor vehicle sales/rental taxes following as fourth largest and fifth largest, respectively. The remainder of the State's revenues are derived primarily from interest and investment income, lottery proceeds, cigarette and tobacco, franchise, oil and gas severance and other taxes. State revenue also benefited from $1.1 billion in tobacco litigation settlement proceeds received from major U.S. tobacco companies. The State estimates that an additional $0.6 billion in proceeds is anticipated during the 2000-01 fiscal year. The State has no personal or corporate income tax, although the State does impose a corporate franchise tax based on the amount of a corporation's capital and "earned surplus," which includes corporate net income and officers' and directors' compensation. For each of the fiscal years ended August 31, 1996, 1997, 1998, 1999, and 2000, the general revenue fund contained a cash surplus of approximately $2.271 billion, $2.685 billion, $3.330 billion, $4.337 billion and $3.843 billion, respectively.
3
         Virginia. Debt may be issued by or on behalf of the Commonwealth of
         --------
Virginia in accordance with the provisions of Article X, Section 9 of the Virginia Constitution. Virginia counties, cities and towns may issue debt pursuant to the provisions of Article VII, Section 10 of the Virginia Constitution and the Public Finance Act of 1991 (Virginia Code Sections 15.2-2600 through 15.2-2663). In addition, certain types of debt, including private activity bonds may be issued by various special purpose authorities, including industrial development authorities created pursuant to the Industrial Development and Revenue Bond Act (Virginia Code Sections 15.2-4900 through 15.2-4920).
4
         Sections 9(a), (b) and (c) of Article X of the Virginia Constitution provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged. Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections. The Commonwealth and its localities may also enter into leases and contracts that are not "debt" for constitutional purposes, but are classified as long-term indebtedness on the issuer's financial statements.
5
         General obligation debt of the Commonwealth is authorized for various purposes, including to meet emergencies, to redeem previous debt obligations, and to pay the costs of certain capital projects. The Virginia Constitution imposes certain restrictions on the amount of general obligation debt that may be issued by the Commonwealth and, in some cases, such debt is subject to approval in a state-wide election.
6
         The restrictions applicable to general obligation debt of the Commonwealth, including limitations on the outstanding amount that may be issued by the Commonwealth do not apply to obligations issued by the Commonwealth or any of its institutions, agencies or authorities if the full faith and credit of the Commonwealth is not pledged to the payment of such obligations. Various types of revenue bonds have been issued under Section 9(d) of Article X for which the Commonwealth's full faith and credit is not pledged. These bonds may be paid in whole or in part from revenues received as appropriations by the General Assembly from general tax revenues or solely from revenues derived from revenue-producing undertakings. The Commonwealth has also incurred numerous obligations with respect to the leasing or installment purchase of buildings, equipment and personal property. These agreements are for various terms and typically contain a nonappropriation clause so that the continuation of any such lease or installment purchase agreement is subject to funding by the General Assembly.
7
         The Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund also invest in debt obligations issued by local governments. Local government in the Commonwealth is comprised of approximately 95 counties, 40 incorporated cities, and 168 incorporated towns. The Commonwealth is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, which are units of local government and which continue to be part of the counties in which they are located, levy and collect taxes for town purposes but their residents are also subject to county taxes. Generally, the largest expenditure by local governments in the Commonwealth is for public education. Each county and city in the Commonwealth, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services such as water and sewer services, police and fire protection, and recreational facilities.
8
9
                                       C-27
0
1
         Local governments are authorized to issue general obligation debt and debt secured by revenues of a revenue-producing undertaking under Article VII,
Section 10 of the Virginia Constitution. Generally, debt issued by a county pledging the full faith and credit of the county is subject to voter approval but is not limited as to outstanding amount. Debt pledging the full faith and credit of a town or city is generally subject to a limit on the outstanding amount of such debt equal to 10% of the assessed valuation of the real estate subject to taxation in the city or town. Revenue bonds payable from revenues derived from a revenue-producing undertaking and certain lease or installment sale obligations that are subject to appropriation each year by the governing body of the locality are not subject to such limit and are not subject to voter approval in counties.
2
         The primary sources of money available to localities to pay debt service on general obligation bonds are real and personal property taxes, sales tax and business license taxes. Virginia Code Section 15.2-2659, known as the "state aid intercept provision" provides a mechanism for applying appropriations to be made from the Commonwealth to any locality to any overdue debt service on general obligation bonds issued by such locality.
3
         Numerous obligations are also issued by industrial development authorities, redevelopment and housing authorities, water and sewer authorities and other issuers created and empowered to issue bonds by Virginia statute. These issuers typically issue bonds payable from the revenues derived from a particular undertaking and not secured by a pledge of the faith and credit of the Commonwealth or any county, city or town. Typically these issuers do not have taxing power.
4
         The General Fund of the Commonwealth derives its revenues primarily from five major taxes imposed by the Commonwealth: individual and fiduciary income, corporation income, state sales and use, public service corporations and premiums of insurance companies. In fiscal year 2000, the General Fund balance grew by $255.7 million, an increase of 16.0% over fiscal year 1999, as a result of greater than expected revenues. Tax revenues grew at a rate of 10.8%. Certain tax revenues experienced growth while others declined. Individual income tax revenue grew by 12.2% in fiscal year 2000. Growth also occurred in the form of a 34.6% increase in corporation income tax, a 6.6% increase in sales and use tax, and a 2.5% increase in premiums of insurance companies' tax. Public service corporations taxes declined by 6.9% in fiscal year 2000. Overall revenue grew by 11.2%, mainly in individual income tax revenues, and non-tax revenues grew by 23.7%. Overall expenditures grew at a rate of 9.8% compared to 14.3% in fiscal year 1999. Education expenditures grew by $207.8 million, or 5.6%, while individual and family service expenditures grew by $252,106, or 12.0%. In addition, general government expenditures increased by $218.0 million, or 36.8%. The resulting General Fund balance as of June 30, 2000 was $1,855.3 million.
5
         Of the June 30, 2000 balance, $678.0 million was reserved for the Revenue Stabilization Fund. This fund is segregated from the General Fund and can only be used for constitutionally authorized purposes. Virginia law directs that the fund be included as a component of the General Fund only for financial reporting purposes. In addition, $1,109.8 million was designated for appropriation or reappropriation in fiscal year 2001. This designated amount includes the fiscal year 2002 contribution of $171.0 million to the Revenue Stabilization Fund. Thus, in total, $849.0 million was reserved or designated within the June 30, 2000 General Fund balance for the Revenue Stabilization Fund.
6
         Historically, balances in the General Fund have decreased in some years, for example in 1995, as a result of an increase in transfers from the General Fund, and have increased at varying rates in other years, such as fiscal years 1997, 1998 and 1999.
7
         In 2000, the Commonwealth ranked 12th in population among the 50 states. The Commonwealth's 2000 population was approximately 7,078,515. According to the U.S. Department of Commerce, Bureau of Economic Analysis, the 1999 per capita income for the Commonwealth was $29,789. According to the U.S. Department of Labor, Bureau of Labor Statistics, the unemployment rate of 2.8% in 1999 compared to 4.2% nationally. Assessed value of locally taxed property exceeded $450 billion in 1999 according to the Virginia Department of Taxation. 8
         Effective November 23, 1998, the Commonwealth joined leading United States tobacco product manufacturers, 46 other states, the District of Columbia and five territories in the National Tobacco Settlement.
9
0
                                       C-28
1
2
         On February 23, 1999, the Richmond Circuit Court entered the Consent Decree and Final Judgment allowing the Commonwealth to join in the Settlement. The Settlement became final in November 1999 when 80% of the settling states (in number and allocable share of the Settlement) approved the Settlement. The Settlement provides, among other things, that tobacco companies pay a total of $206 billion to the participating states by the year 2025. The Commonwealth's share of the total amount paid to states through 2025 would be approximately $4.1 billion. The exact dollar amount is contingent upon certain adjustments as set forth in the Settlement. Under the Settlement, the tobacco companies will make three types of payments. Tobacco companies will make five "initial payments" totaling approximately $13 billion over the six year period ending in January 2003. In addition, the tobacco companies will make "annual payments" beginning on April 15, 2000. The Commonwealth received its share of the first two initial payments in December 1999, and its share of the first annual payment in April 2000.
3
         During the 1999 General Assembly Session, legislation was adopted to create the Tobacco Indemnification and Community Revitalization Commission and Fund. Under the legislation, fifty percent of the annual amount received by the Commonwealth from the Settlement will be deposited into the Tobacco Indemnification and Community Revitalization Fund (the "TICR Fund"). The Commission is to determine the appropriate recipients of moneys in the TICR Fund and distribute moneys in the TICR Fund to (i) provide payments to tobacco farmers as compensation for the elimination or decline in tobacco quota and (ii) promote economic growth and development in tobacco dependent communities. The legislation also created the Virginia Tobacco Settlement Foundation and the Virginia Tobacco Settlement Fund (the "VTS Fund"). Ten percent of the annual amount received by the Commonwealth from the Settlement will be deposited into the VTS Fund. The Foundation is to determine the appropriate recipients of moneys in the VTS Fund and distribute moneys in the VTS Fund to assist in financing efforts to restrict the use of tobacco products by minors. The 40% remaining unallocated Settlement payments were deposited to the General Fund in fiscal year 2000. The allocation and expenditures of the annual amounts received by the Commonwealth from the Settlement are subject to appropriation and disposition by the General Assembly.
4
         The General Assembly approves a biannual budget for the Commonwealth. The 2000-2002 Budget Bill presented about 3,642.1 million in operating increases from the general fund above fiscal year 2000 appropriation levels. Of this amount, $200.1 million was for deposit to the Revenue Stabilization Fund. The remainder provided for increases in K-12 education ($615.9 million), higher education ($185.3 million), transportation ($409.8) and public safety, economic development, health and human resources, natural resources, new Office of Technology and nonstate and cultural attractions. The 2000-2002 Budget Bill also included continuation of the four year phase out of the sales tax on foods for home consumption and $878.2 million for the next phase of the plan to eliminate the personal property tax on personal use vehicles valued up to $20,000. In addition to increases to operating funds, the 2000-2002 Budget Bill provided $199.8 million in pay-as-you-go funding for capital projects.
5
         The 2000 General Assembly Session ended March 10, 2000. The 2000-2002 Budget Bill, as amended by the General Assembly, was submitted to the Governor for approval. The Governor returned it to the General Assembly with four item vetoes and eleven recommended amendments for action at its one-day reconvened session held on April 19, 2000. The General Assembly upheld all of the Governor's item vetoes and ten of the eleven recommended amendments were adopted.
6
         The Governor signed the 2000-2002 Budget Bill into law on May 19, 2000, and it went into effect on July 1, 2000 as Chapter 1073, 2000 Virginia Acts of Assembly ("2000 Appropriation Act").
7
         On December 20, 2000, the Governor presented to the General Assembly amendments to the 2000 Appropriation Act affecting the remainder of the 2000-2002 biennium (House Bill 1600/Senate Bill 800). The amendments reflect a downward revision in official revenue estimates. The Governor's proposed amendments to the 2000 Appropriation Act were considered by the 2001 Session of the General Assembly, which convened on January 10, 2001. However, the 2001 General Assembly adjourned on February 24, 2001 without adopting amendments to the 2000 Appropriation Act.
8
         On the evening of February 24, 2001, the Governor issued Executive Order 74 (2001) to allow him to fulfill his constitutional requirement to balance the budget. On March 12, 2001, the Governor announced administrative actions that balanced the budget. The Governor's plan identified a total of $506.0 million: $274.5 million from delaying some capital projects, $146.2 million in operating spending reductions by
9
0
                                       C-29
1
2
state agencies, and $85.3 million in other resources. The 2001 General Assembly reconvened on April 4, 2001 to consider bills vetoed or returned by the Governor with recommendations for their amendment but took no action to amend the 2000 Appropriation Act.
3
         On April 26, 2001, the General Assembly adopted a resolution (Senate Joint Resolution No. 1, amending House Joint Resolution No. 1) authorizing the General Assembly to consider legislation relating to the 2000 Appropriation Act during the 2001 Reapportionment Special Session summoned by the Governor on February 24, 2001. The resolution contained a sunset provision requiring that all action on any such legislation be completed by both houses no later than May 11, 2001. The 2000 Appropriation Act was not amended prior to that deadline.
4
         The sources of the information described above include the statutes and constitutional provisions referenced, to which reference is made for more detailed information, and official statements of the Commonwealth and other publicly available documents. Nations Funds have not independently verified any of the information contained in these official statements or documents.
5
                                       C-30
6
7
8
                               NATIONS FUNDS TRUST
9
                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275
0
                                    FORM N-1A
1
                                     PART C
2
                                OTHER INFORMATION
3
ITEM 23.  Exhibits
4
All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

5
Exhibit Letter           Description
------------------------------------------------------------------------------------------------------------
6
(a)                    Articles of Incorporation:
7
(a)(1)                 Certificate of Trust dated October 22, 1999, incorporated by reference to
                       Post-Effective Amendment No. 1, filed February 10, 2000.
8
(a)(2)                 Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
9
------------------------------------------------------------------------------------------------------------
(b)                    Bylaws:
0
                       Not Applicable
1
------------------------------------------------------------------------------------------------------------
(c)                    Instruments Defining Rights of Securities Holders:
2
                       Not Applicable
3
------------------------------------------------------------------------------------------------------------
(d)                    Investment Advisory Contracts:
4
(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, LLC
                       (formerly Banc of America Advisors, Inc.) ("BA Advisors") and Nations Funds
                       Trust ("Registrant") dated March 30, 2000, Schedule I dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
5
------------------------------------------------------------------------------------------------------------
6

7
                                       C-1
8
9

Exhibit Letter         Description
--------------         -----------
0
(d)(2)                 Form of Investment Advisory Agreement between BA Advisors and the Registrant, filed herewith.
1
(d)(3)                 Investment Sub-Advisory Agreement among BA Advisors, Banc of America
2
                       Capital Management, LLC (formerly Banc of America Capital Management, Inc.)
                       ("BACAP") and the Registrant dated March 30, 2000, Schedule I dated June 8,
                       2001, incorporated by reference to Post-Effective Amendment No. 11, filed July
                       31, 2001. (d)(4) Form of Investment Sub-Advisory Agreement among BA Advisors,
                       BACAP and the Registrant, filed herewith.
3
(d)(5)                 Investment Sub-Advisory Agreement among BA Advisors, Brandes Investment Partners,
                       L.P. ("Brandes") and the Registrant dated April 9, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
4
(d)(6)                 Investment Sub-Advisory Agreement among BA Advisors, Chicago Equity Partners, LLC
                       ("Chicago Equity") and the Registrant dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed July 31, 2001.
5
(d)(7)                 Form of Investment Sub-Advisory Agreement among BA Advisors, Gartmore Global
                       Partners ("Gartmore") and the Registrant, filed herewith.
6
------------------------------------------------------------------------------------------------------------
(e)                    Underwriting Contract:
7
(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       February 14, 2000, Schedule I dated June 8, 2001, incorporated by reference to
                       Post-Effective Amendment No. 11, filed July 31, 2001.
8
(e)(2)                 Form of Distribution Agreement between the Registrant and Stephens, filed herewith.
9
------------------------------------------------------------------------------------------------------------
(f)                    Bonus or Profit Sharing Contracts:
0
(f)(1)                 Deferred Compensation Plan, incorporated by reference to Post-Effective Amendment
                       No. 1, filed February 10, 2000.
1
------------------------------------------------------------------------------------------------------------

2
                                       C-2
3
4

5
Exhibit Letter         Description
------------------------------------------------------------------------------------------------------------
(g)                    Custodian Agreement:
6
(g)(1)                 Amended and Restated Custody Agreement between the Registrant and The Bank of New
                       York ("BNY") dated July 2, 2001, incorporated by reference to Post-Effective
                       Amendment No. 11, filed July 31, 2001.
7
(g)(2)                 Form of Amended and Restated Custody Agreement between the Registrant and BNY, filed herewith.
8
(g)(3)                 Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the
                       LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective
                       Amendment No. 11, filed July 31, 2001.
9
------------------------------------------------------------------------------------------------------------
(h)                    Other Material Contracts:
0
(h)(1)                 Co-Administration Agreement among the Registrant, Stephens and BA Advisors dated
                       February 14, 2000, Schedule I dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
1
(h)(2)                 Form of Co-Administration Agreement among the Registrant, Stephens and BA Advisors, filed herewith.
2
(h)(3)                 Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated
                       February 14, 2000, Schedule I dated June 8, 2001, incorporated by reference to
                       Post-Effective Amendment No. 11, filed July 31, 2001.
3
(h)(4)                 Form of Sub-Administration Agreement among the Registrant, BNY and BA Advisors, filed herewith.
4
(h)(5)                 Shareholder Servicing Plan relating to Investor B Shares, Exhibit I amended
                       June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed
                       July 31, 2001.
5
(h)(6)                 Form of Shareholder Servicing Plan relating to Investor B Shares, filed herewith.
6
(h)(7)                 Shareholder Servicing Plan relating to Investor C Shares, Exhibit I amended June 8,
                       2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31,
                       2001.
7
(h)(8)                 Form of Shareholder Servicing Plan relating to Investor C Shares, filed herewith.
8
------------------------------------------------------------------------------------------------------------

9
                                       C-3
0
1

Exhibit Letter         Description
-----------------------------------------------------------------------------------------------------------
(h)(9)                 Form of Shareholder Servicing Plan relating to Adviser Class Shares, filed herewith.
2
(h)(10)                Form of Shareholder Servicing Plan relating to Daily Class Shares, filed herewith.
3
(h)(11)                Form of Shareholder Servicing Plan relating to Investor Class Shares, filed herewith.
4
(h)(12)                Form of Shareholder Servicing Plan relating to Liquidity Class Shares, filed herewith.
5
(h)(13)                Form of Shareholder Servicing Plan relating to Market Class Shares, filed herewith.
6
(h)(14)                Form of Shareholder Servicing Plan relating to Service Class Shares, filed herewith.
7
(h)(15)                Form of Shareholder Servicing Plan relating to Marsico Shares, filed herewith.
8
(h)(16)                Form of Shareholder Administration Plan relating to Investor B and Investor C
                       Shares, filed herewith.
9
(h)(17)                Form of Shareholder Administration Plan relating to Institutional Class Shares, filed herewith.
0
(h)(18)                Form of Shareholder Administration Plan relating to Trust Class Shares, filed herewith.
1
(h)(19)                Form of Administration Plan relating to Marsico Shares, filed herewith.
2
(h)(20)                Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                       Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1,
                       1995, Schedule G dated June 8, 2001, incorporated by reference to Post-Effective
                       Amendment No. 11, filed July 31, 2001.
3
(h)(21)                Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated
                       February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
4
------------------------------------------------------------------------------------------------------------

5
                                       C-4
6
7

Exhibit Letter         Description
--------------         -----------
(h)(22)                Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                       2000.
8
(h)(23)                Form of Amended and Restated Transfer Agency and Services Agreement between
                       PFPC and the Registrant, filed herewith.
9
(h)(24)                Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A.
                       ("Bank of America") dated September 11, 1995, Schedule A dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
0
1
(h)(25)                Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3,
                       2000, incorporated by reference to Post-Effective Amendment No. 6, filed December
                       27, 2000.
2
(h)(26)                Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1,
                       2000, incorporated by reference to Post-Effective Amendment No. 6, filed December
                       27, 2000.
3
(h)(27)                Form of Amended and Restated Sub-Transfer Agency and Services Agreement between
                       PFPC and Bank of America, filed herewith.
4
(h)(28)                Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations
                       Funds family dated July 2, 2001, incorporated by reference to Post-Effective
                       Amendment No. 11, filed July 31, 2001.
5
(h)(29)                Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc.,
                       Nations Reserves, Nations Master Investment Trust and the Registrant dated
                       February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
6
------------------------------------------------------------------------------------------------------------
(i)                    Legal Opinion
7
(i)(1)                 Opinion and Consent of Counsel, to be filed by amendment.
8
------------------------------------------------------------------------------------------------------------
(j)                    Other Opinions
9
                       Not Applicable
0
------------------------------------------------------------------------------------------------------------
(k)                    Omitted Financial Statements
1
                       Not Applicable
2
------------------------------------------------------------------------------------------------------------

3
                                       C-5
4
5

Exhibit Letter         Description
--------------         -----------
(l)                    Initial Capital Agreements:
6
(l)(1)                 Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
7
------------------------------------------------------------------------------------------------------------
(m)                    Rule 12b-1 Plans:
8
(m)(1)                 Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11,
                       filed July 31, 2001.
9
(m)(2)                 Form of Shareholder Administration Plan relating to Primary B Shares, filed herewith.
0
(m)(3)                 Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended June 8, 2001, incorporated by reference to Post-Effective Amendment No.11, filed July 31, 2001.
1
(m)(4)                 Form of Shareholder Servicing and Distribution Plan relating to Investor A Shares of the Non-Money Market Funds, filed herewith.
2
(m)(5)                 Form of Shareholder Servicing Plan relating to Investor A Shares of the Money Market
                       Funds, filed herewith.
3
(m)(6)                 Form of Shareholder Distribution Plan relating to Investor A Shares of the Money
                       Market Funds, filed herewith.
4
(m)(7)                 Distribution Plan relating to Investor B Shares, Exhibit A amended June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
5
(m)(8)                 Form of Distribution Plan relating to Investor B Shares, filed herewith.
6
(m)(9)                 Distribution Plan relating to Investor C Shares, Exhibit A amended June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
7
(m)(10)                Form of Distribution Plan relating to Investor C Shares, filed herewith.
8
(m)(11)                Form of Distribution Plan relating to Daily Class Shares, filed herewith.
9
(m)(12)                Form of Distribution Plan relating to Investor Class Shares, filed herewith.
0
------------------------------------------------------------------------------------------------------------

1
                                       C-6
2
3

Exhibit Letter         Description
------------------------------------------------------------------------------------------------------------
(m)(13)                Form of Distribution Plan relating to Liquidity Class Shares, filed herewith.
4
(m)(14)                Form of Distribution Plan relating to Market Class Shares, filed herewith.
5
(m)(15)                Form of Distribution Plan relating to Service Class Shares, filed herewith.
6
------------------------------------------------------------------------------------------------------------
(n)                    Financial Data Schedule:
7
                       Not Applicable
8
9
------------------------------------------------------------------------------------------------------------
(o)                    Rule 18f-3 Plan:
0
(o)(1)                 Form of  Rule18f-3 Multi-Class Plan, filed herewith.
1
------------------------------------------------------------------------------------------------------------
(p)                    Codes of Ethics:
2
(p)(1)                 Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective
                       Amendment No. 5, filed October 13, 2000.
3
(p)(2)                 BA Advisors Code of Ethics, incorporated by reference to Post-Effective Amendment
                       No. 5, filed October 13, 2000.
4
(p)(3)                 BACAP Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.
5
(p)(4)                 Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No.
                       9, filed April 9, 2001.
6
(p)(5)                 Chicago Equity Code of Ethics, incorporated by reference to Post-Effective
                       Amendment No. 11, filed July 31, 2001.
7
(p)(6)                 Stephens Code of Ethics, incorporated by reference to Post-Effective Amendment No.
                       5, filed October 13, 2000.
8
(p)(7)                 Gartmore Code of Ethics, to be filed by amendment.
9
------------------------------------------------------------------------------------------------------------
(q)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker,
                       Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E.
                       Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael,
                       incorporated by reference to Post-Effective Amendment No. 2, filed May 5, 2000.
0
------------------------------------------------------------------------------------------------------------

1
2
                                       C-7
3
4
ITEM 24. Persons Controlled by of Under Common Control with the Fund
5
         No person is controlled by or under common control with the Registrant.
6
ITEM 25. Indemnification
7
         Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:
8
         1. Co-Administration Agreement with Stephens and BA Advisors;
9
         2. Sub-Administration Agreement with BNY and BA Advisors;
0
         3. Distribution Agreement with Stephens;
1
         4. Custody Agreement with BNY;
2
         5. Custody Agreement with Bank of America, N.A.;
3
         6. Transfer Agency and Services Agreement with PFPC; and
4
         7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.
5
         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or
6
7
                                       C-8
8
9
liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.
0
         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.
1
         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.
2
         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.
3
4
                                       C-9
5
6
ITEM 26. Business and Other Connections of the Investment Adviser
7
         To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant's portfolios, or BACAP, Brandes, Chicago Equity or Gartmore, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BA Advisors, BACAP, Brandes, Chicago Equity or Gartmore, respectively, or other subsidiaries of Bank of America Corporation.
8
        (a) BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).
9
        (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP(formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).
0
        (c) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986). 1
        (d) Chicago Equity performs investment sub-advisory services for the Registrant and certain other customers. Chicago Equity is owned by its senior management. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Chicago Equity with the SEC pursuant to the Advisers Act (file no. 801-55997).
2
        (e) Gartmore performs investment sub-advisory services for the Registrant and certain other customers. Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Gartmore with the SEC pursuant to the Advisers Act (file no. 801-48811).
3
4
                                       C-10
5
6
ITEM 27.  Principal Underwriters
7
     (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Separate Account Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc., and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.
8
     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).
9
     (c)  Not applicable.
0
ITEM 28.  Location of Accounts and Records
1
     (1) BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).
2
     (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).
3
     (3) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).
4
     (4) Chicago Equity, 180 North LaSalle, Suite 3800, Chicago, IL 60601 (records relating to its function as investment sub-adviser).
5
     (5) Gartmore, Gartmore House, 8 Fenchurch Place, London EC3M 4PH, England (records relating to its function as investment sub-adviser).
6
     (6) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).
7
     (7) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).
8
     (8) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).
9
     (9) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).
0
1
                                       C-11
2
3
ITEM 29.  Management Services
4
         Not Applicable
5
ITEM 30.  Undertakings
6
         Not Applicable
7
                                       C-12
8
9
0
                                   SIGNATURES
1
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 16th day of October, 2001.
2
                              NATIONS FUNDS TRUST
3
                              By:                *
                                 ---------------------------------------
                                 A. Max Walker
                                 President and Chairman
                                 of the Board of Trustees
4
                              By:  /s/   Richard H. Blank, Jr.
                                 ---------------------------------------
                                 Richard H. Blank, Jr.
                                 *Attorney-in-Fact
5
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
6

7
8
          SIGNATURES                                    TITLE                           DATE
          ----------                                    -----                           ----
9
0
                *                              President and Chairman               October 16, 2001
---------------------------------------       of the Board of Trustees
(A. Max Walker)                             (Principal Executive Officer)
1
2
  /s/   Richard H. Blank, Jr.                  Treasurer and Secretary              October 16, 2001
---------------------------------------       (Principal Financial and
(Richard H. Blank, Jr.)                          Accounting Officer)
3
4
                *                                      Trustee                      October 16, 2001
---------------------------------------
(Edmund L. Benson, III)
5
6
                *                                      Trustee                      October 16, 2001
---------------------------------------
(William P. Carmichael)
7
               *                                       Trustee                      October 16, 2001
---------------------------------------
(James Ermer)
8
                *                                      Trustee                      October 16, 2001
---------------------------------------
(William H. Grigg)
9
                *                                      Trustee                      October 16, 2001
---------------------------------------
(Thomas F. Keller)
0
                *                                      Trustee                      October 16, 2001
---------------------------------------
(Carl E. Mundy, Jr.)
1
                *                                      Trustee                      October 16, 2001
----------------------------------------
(Cornelius J. Pings)

2
3
4
5
6
7
8
9
0

1
2
                *                                      Trustee                      October 16, 2001
---------------------------------------
(Charles B. Walker)
3
                *                                      Trustee                      October 16, 2001
---------------------------------------
(Thomas S. Word)
4
                *                                      Trustee                      October 16, 2001
---------------------------------------
(James B. Sommers)
5
  /s/   Richard H. Blank, Jr.
-----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact
6

7
8
9
0
1
2
3
                                  EXHIBIT INDEX
4
                               Nations Funds Trust
5
                               File No. 333-89661
6
Exhibit Number         Description
--------------         -----------
7
EX.-99.23(d)(2)        Form of Investment Advisory Agreement between BA
                       Advisors and Nations Funds Trust
8
EX.-99.23(d)(4)        Form of Investment Sub-Advisory Agreement among BA
                       Advisors, BACAP and Nations Funds Trust
9
EX.-99.23(d)(7)        Form of Investment Sub-Advisory Agreement between
                       Gartmore and Nations Funds Trust
0
EX.-99.23(e)(2)        Form of Distribution Agreement between Stephens and
                       Nations Funds Trust
1
EX.-99.23.(g)(2)       Form of Amended and Restated Custody Agreement between
                       BNY and Nations Funds Trust
2
EX.-99.23.(h)(2)       Form of Co-Administration Agreement among Stephens, BA
                       Advisors and Nations Funds Trust
3
EX.-99.23(h)(4)        Form of Sub-Administration Agreement among BNY, BA
                       Advisors and Nations Funds Trust
4
EX.-99.23(h)(6)        Form of Shareholder Servicing Plan relating to Investor
                       B Shares
5
EX.-99.23(h)(8)        Form of Shareholder Servicing Plan relating to Investor
                       C Shares
6
EX.-99.23(h)(9)        Form of Shareholder Servicing Plan relating to Adviser
                       Class Shares
7
8
EX.-99.23(h)(10)       Form of Shareholder Servicing Plan relating to Daily
                       Class Shares
9
0
1
EX.-99.23(h)(11)      Form of Shareholder Servicing Plan relating to Investor
                      Class Shares
2
EX.-99.23(h)(12)      Form of Shareholder Servicing Plan relating to
                      Liquidity Class Shares
3
EX.-99.23(h)(13)      Form of Shareholder Servicing Plan relating to Market
                      Class Shares
4
EX.-99.23(h)(14)      Form of Shareholder Servicing Plan relating to Service
                      Class Shares
5
EX.-99.23(h)(15)      Form of Shareholder Servicing Plan relating to Marsico
                      Shares
6
EX.-99.23(h)(16)      Form of Shareholder Administration Plan relating to
                      Investor B and Investor C Shares
7
EX.-99.23(h)(17)      Form of Shareholder Administration Plan relating to
                      Institutional Class Shares
8
EX.-99.23(h)(18)      Form of Shareholder Administration Plan relating to
                      Trust Class Shares
9
EX.-99.23(h)(19)      Form of Administration Plan relating to Marsico Shares
0
EX.-99.23(h)(23)      Form of Amended and Restated Transfer Agency and
                      Services Agreement
1
EX.-99.23(h)(27)      Form of Amended and Restated Sub-Transfer Agency and
                      Services Agreement
2
EX.-99.23(m)(2)       Form of Shareholder Administration Plan relating to
                      Primary B Shares
3
EX.-99.23(m)(4)       Form of Shareholder Servicing and Distribution Plan
                      relating to Investor A Shares
4
EX.-99.23(m)(5)       Form of Shareholder Servicing Plan relating to Investor
                      A Shares of the Money Market Funds
5
EX.-99.23(m)(6)       Form of Shareholder Distribution Plan relating to
                      Investor A Shares
6
EX.-99.23(m)(8)       Form of Distribution Plan relating to Investor B Shares
7
8
EX.-99.23(m)(10)      Form of Distribution Plan relating to Investor C Shares
9
EX.-99.23(m)(11)      Form of Distribution Plan relating to Daily Class Shares
0
EX.-99.23(m)(12)      Form of Distribution Plan relating to Investor Class
                      Shares
1
EX.-99.23(m)(13)      Form of Distribution Plan relating to Liquidity Class
                      Shares
2
EX.-99.23(m)(14)      Form of Distribution Plan relating to Market Class
                      Shares
3
EX.-99.23(m)(15)      Form of Distribution Plan relating to Service Class
                      Shares
4
EX.-99.23(o)(1)       Form of Rule 18f-3 Multi-Class Plan